JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 94.4% (a)
Alabama — 0.6%
Alabama 21st Century Authority Series 2012A, Rev., 5.00%, 6/1/2021	55,000	55,000
Alabama Drinking Water Finance Authority, Revolving Fund Loan
Series 2015A, Rev., 5.00%, 8/15/2022	25,000	26,475
Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	53,010
Alabama Federal Aid Highway Finance Authority
Rev., GAN, 4.00%, 9/1/2021	135,000	136,290
Series 2012A, Rev., GAN, 5.00%, 9/1/2021	340,000	344,088
Series 2012A, Rev., GAN, 5.00%, 9/1/2022	40,000	42,420
Series A, Rev., 5.00%, 9/1/2022	160,000	169,740
Series A, Rev., 5.00%, 9/1/2023	25,000	27,688
Alabama Highway Finance Corp., Special Obligation
Series 2020A, Rev., 4.00%, 8/1/2021	390,000	392,477
Series 2020A, Rev., 5.00%, 8/1/2023	75,000	82,712
Alabama Municipal Electric Authority, Power Supply System Series 2013A, Rev., 4.50%, 9/1/2021 (b)	20,000	20,216
Alabama Public School and College Authority, Capital Improvement
Series 2013B, Rev., 5.00%, 6/1/2021	80,000	80,000
Series 2013-C, Rev., 5.00%, 9/1/2021	30,000	30,364
Series 2014B, Rev., 5.00%, 1/1/2022	400,000	411,412
Series 2014-A, Rev., 5.00%, 2/1/2022	20,000	20,652
Series 2015A, Rev., 5.00%, 5/1/2022	100,000	104,481
Series 2015B, Rev., 5.00%, 5/1/2022	20,000	20,896
Series 2015C, Rev., 5.00%, 6/1/2022	60,000	62,934
Series C, Rev., 5.00%, 9/1/2022	95,000	100,796
Series 2020A, Rev., 5.00%, 11/1/2022	75,000	80,190

Investments	Principal Amount($)	Value($)
Series 2014-B, Rev., 5.00%, 1/1/2023	155,000	166,895
Series 2013-C, Rev., 5.00%, 9/1/2023	25,000	27,700
Alabama Public School and College Authority, Capital Improvement, Economic Development and Training Rev., 5.00%, 3/1/2022	265,000	274,730
Alabama Public School and College Authority, Tax-Exempt Series 2012A, Rev., 5.00%, 3/1/2022	30,000	31,102
Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	300,000	327,580
Auburn University, General Fee
Series 2011A, Rev., 5.00%, 6/1/2021 (b)	30,000	30,000
Series 2011-A, Rev., 5.00%, 6/1/2021 (b)	100,000	100,000
Series 2018A, Rev., 5.00%, 6/1/2021	40,000	40,000
Series 2015B, Rev., 4.00%, 6/1/2022	25,000	25,971
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	30,000	31,468
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	26,220
Series 2016A, Rev., 5.00%, 6/1/2022	35,000	36,707
Series 2020A, Rev., 5.00%, 6/1/2022	50,000	52,439
Auburn Water Works Board
Series 2020A, Rev., 3.00%, 9/1/2021	325,000	327,220
Series 2020A, Rev., 3.00%, 9/1/2022	30,000	30,972
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	33,859
Bessemer Public Educational Building Authority Series 2010A, Rev., AGM, 5.00%, 7/1/2021	100,000	100,350
Birmingham-Jefferson Civic Center Authority NATL-RE, Zero Coupon, 9/1/2022 (b)	80,000	79,721
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	170,000	184,081

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Blount County Water Authority Series 2013-A, Rev., AGM, 2.25%, 8/1/2021	70,000	70,231
City of Auburn
Series B, GO, 5.00%, 8/1/2021	55,000	55,443
GO, 3.00%, 5/1/2022	20,000	20,533
City of Daphne, Warrants GO, 3.00%, 4/1/2022	35,000	35,806
City of Decatur, Warrants
Rev., 3.50%, 5/1/2022 (b)	110,000	113,354
Rev., 3.00%, 8/15/2022 (b)	20,000	20,689
City of Homewood GO, 5.00%, 9/1/2022	30,000	31,834
City of Huntsville, Capital Improvement, Warrants Series 2014C, GO, 5.00%, 9/1/2021	310,000	313,735
City of Huntsville, Electric System, Warrants Rev., 5.00%, 12/1/2021 (b)	20,000	20,490
City of Huntsville, Warrants
GO, 5.00%, 9/1/2021 (b)	115,000	116,372
Series 2020A, GO, 5.00%, 9/1/2021	55,000	55,663
Series 2020B, GO, 5.00%, 9/1/2023	30,000	33,218
City of Madison, Warrants Series 2011B, GO, 3.45%, 8/1/2021 (b)	25,000	25,138
City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2008, Rev., 2.90%, 12/12/2023 (c)	1,810,000	1,922,663
City of Montgomery, Warrants GO, 3.00%, 2/1/2022	30,000	30,568
City of Opelika, Warrants
GO, 4.00%, 11/1/2021 (b)	100,000	101,626
GO, 4.13%, 11/1/2021 (b)	35,000	35,587
GO, 5.00%, 11/1/2021 (b)	50,000	51,020
City of Orange Beach, Warrants
GO, 5.00%, 2/1/2022	25,000	25,798
GO, 5.00%, 8/1/2022 (b)	60,000	63,419
City of Oxford, Warrants GO, 3.25%, 10/1/2022 (b)	25,000	26,037
City of Trussville, Warrants
Series 2014A, GO, 5.00%, 10/1/2021	120,000	121,950
Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	27,826

Investments	Principal Amount($)	Value($)
City of Tuscaloosa, Warrants
Series 2012-A, GO, 4.00%, 8/15/2021	100,000	100,773
Series 2012B, GO, 5.00%, 1/1/2022	35,000	35,980
Series 2012-A, GO, 5.00%, 5/15/2022 (b)	50,000	52,342
Series 2014A, GO, 5.00%, 7/1/2022	25,000	26,298
Series 2020A, GO, 3.00%, 10/1/2022	20,000	20,731
County of Baldwin
GO, 5.00%, 6/1/2021	20,000	20,000
GO, 5.00%, 5/1/2022	75,000	78,368
County of DeKalb GO, 3.25%, 11/1/2021 (b)	250,000	253,216
County of Jefferson Rev., 5.00%, 9/15/2022	35,000	37,163
County of Lee Series 2013A, GO, 5.00%, 8/1/2021	40,000	40,322
County of Madison Series 2019C, GO, 5.00%, 9/1/2022	25,000	26,496
County of Mobile
Series 2014A, GO, 5.00%, 6/1/2022	40,000	41,939
Series 2020B, GO, 4.00%, 8/1/2022	45,000	47,019
Series 2012C, GO, 4.50%, 8/1/2022 (b)	80,000	84,054
Series 2012C, GO, 5.00%, 8/1/2022 (b)	35,000	36,994
Series 2020B, GO, 4.00%, 8/1/2023	25,000	27,032
County of Montgomery GO, 5.00%, 3/1/2023	45,000	48,770
Decatur City Board of Education, Special Tax Rev., 5.00%, 2/1/2022	35,000	36,144
Foley Utilities Board Rev., 5.00%, 5/1/2022 (b)	130,000	135,743
Homewood Educational Building Authority, Educational Facilities, Samford University Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	165,000	176,218
Hoover City Board of Education
4.00%, 2/15/2022	30,000	30,828
5.00%, 8/15/2022 (b)	50,000	52,944
Jasper Water Works and Sewer Board, Inc. Rev., 5.00%, 6/1/2021 (b)	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Limestone County Water & Sewer Authority Rev., 5.00%, 12/1/2022	115,000	123,168
Madison County Board of Education Rev., AGM, 4.50%, 9/1/2021 (b)	40,000	40,438
Madison Water and Wastewater Board Rev., 5.00%, 12/1/2022	55,000	59,001
Mobile County Board of School Commissioners, Capital Outlay School Warrants Series 2012, 2.50%, 3/1/2022	25,000	25,415
Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2023	200,000	216,885
Montgomery Water Works & Sanitary Sewer Board Rev., 5.00%, 3/1/2022 (b)	40,000	41,470
Morgan County Board of Education Rev., 5.00%, 8/1/2022 (b)	40,000	42,279
Oxford Public Building Authority, Oxford Project Series 2015A, Rev., 5.00%, 10/1/2022	25,000	26,612
Saraland Board of Education Series 2015A, AGM, 4.00%, 8/1/2022 (b)	30,000	31,342
State of Alabama
Series 2013-A, GO, 5.00%, 8/1/2021	25,000	25,201
Series 2014-A, GO, 5.00%, 8/1/2021	170,000	171,369
Series 2016C, GO, 5.00%, 8/1/2022	30,000	31,706
Series 2016A, GO, 5.00%, 11/1/2022	50,000	53,453
State of Alabama, Capital Improvement
Series 2013B, GO, 5.00%, 8/1/2021	50,000	50,403
Series 2013B, GO, 5.00%, 8/1/2022	45,000	47,558
Tuscaloosa County Board of Education, Special Tax School 5.00%, 2/1/2022	25,000	25,809
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	135,000	149,387

Investments	Principal Amount($)	Value($)
University of Alabama (The)
Rev., 5.00%, 7/1/2021	20,000	20,078
Series 2014A, Rev., 5.00%, 7/1/2021	50,000	50,196
Series 2019B, Rev., 4.00%, 7/1/2022	35,000	36,459
Series 2019A, Rev., 5.00%, 7/1/2022	30,000	31,575
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	22,859
University of Alabama at Birmingham
Series 2013-A2, Rev., 5.00%, 10/1/2021	50,000	50,804
Series 2015A, Rev., 5.00%, 10/1/2021	40,000	40,643
Series 2019A, Rev., 4.00%, 10/1/2022	165,000	173,446
Series 2015A, Rev., 5.00%, 10/1/2022	25,000	26,612
Warrior River Water Authority Rev., 3.00%, 8/1/2022	50,000	51,472
Water Works Board of the City of Birmingham (The)
Series 2015A, Rev., 5.00%, 1/1/2022	65,000	66,858
Series 2015B, Rev., 5.00%, 1/1/2022	30,000	30,858
Series 2015A, Rev., 5.00%, 1/1/2023	25,000	26,881

Total Alabama		10,757,467

Alaska — 0.6%
Alaska Housing Finance Corp., General Mortgage Series A, Rev., 1.50%, 6/1/2024	305,000	313,587
Alaska Housing Finance Corp., State Capital Project
Series 2017A, Rev., 5.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2021	100,000	102,439
Series 2013A, Rev., 5.00%, 12/1/2021	45,000	46,097
Series 2014D, Rev., 5.00%, 12/1/2021	100,000	102,378
Rev., 5.00%, 6/1/2022 (b)	25,000	26,210
Rev., 5.00%, 6/1/2022	30,000	31,414
Series 2013A, Rev., 5.00%, 6/1/2022	100,000	104,889
Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project Rev., 5.00%, 4/1/2022	200,000	207,888

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Alaska Municipal Bond Bank Authority
Series 2013-3, Rev., 4.00%, 8/1/2021	25,000	25,158
Series 2012-2, Rev., 4.00%, 9/1/2021	305,000	307,906
Series 2015-1, Rev., 2.25%, 10/1/2021	25,000	25,174
Series 2017A, Rev., 3.00%, 10/1/2021	65,000	65,603
Series 2014-3, Rev., 5.00%, 10/1/2021	305,000	309,893
Series 2015-1, Rev., 5.00%, 10/1/2021	25,000	25,401
Series 2016-3, Rev., 4.00%, 12/1/2021	165,000	168,162
Series 1, Rev., 5.00%, 12/1/2021	1,375,000	1,408,181
Series 2013-1, Rev., 4.00%, 2/1/2022	35,000	35,893
Series 2014A-1, Rev., 5.00%, 3/1/2022	25,000	25,904
Series 2012-3, Rev., 5.00%, 7/1/2022	200,000	210,453
Series 2015-1, Rev., 5.00%, 10/1/2022	40,000	42,568
Series 2012-2, Rev., 5.00%, 9/1/2024	550,000	569,178
Alaska Railroad Corp. Series 2015A, Rev., 5.00%, 8/1/2021	550,000	554,236
Borough of Fairbanks North Star Series 2011-Q, GO, 5.00%, 9/1/2021	75,000	75,909
Borough of Matanuska-Susitna
Series 2014B, GO, 5.00%, 11/1/2021	170,000	173,408
Series 2012D, GO, 4.00%, 4/1/2022	40,000	41,280
Series 2016A, GO, 5.00%, 7/1/2022	20,000	21,045
Series 2014B, GO, 5.00%, 11/1/2022	30,000	32,049
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2021	770,000	779,141
Rev., 5.00%, 9/1/2022	125,000	132,220
Series 2016, Rev., 5.00%, 9/1/2024	260,000	296,518

Investments	Principal Amount($)	Value($)
Borough of Matanuska-Susitna, Transportation System
Series 2014A, GO, 5.00%, 8/1/2021	20,000	20,159
Series 2015C, GO, 5.00%, 11/1/2021	90,000	91,804
Series 2012D, GO, 4.50%, 4/1/2022 (b)	30,000	31,101
Borough of North Slope
Series 2012A, GO, 5.00%, 6/30/2021	20,000	20,075
Series 2016B, GO, 5.00%, 6/30/2021 (b)	240,000	240,920
Series 2018A, GO, 5.00%, 6/30/2021	120,000	120,449
Series 2018B, GO, 5.00%, 6/30/2021	90,000	90,337
Series 2014B, GO, 5.00%, 10/30/2021	35,000	35,692
Series 2012A, GO, 5.00%, 6/30/2022	20,000	21,036
Series 2016A, GO, 5.00%, 6/30/2022	175,000	184,064
Series 2018A, GO, 5.00%, 6/30/2023	150,000	150,557
Series 2019A, GO, 5.00%, 6/30/2023	40,000	43,940
Series 2015B, GO, 5.00%, 6/30/2025	100,000	100,363
Municipality of Anchorage
Series 2007B, GO, NATL-RE, 5.00%, 9/1/2021	85,000	86,024
Series C, GO, 5.00%, 9/1/2021	345,000	349,157
Series D, GO, 5.00%, 9/1/2021	250,000	253,012
GO, TAN, 1.50%, 12/15/2021	150,000	151,156
Series 2018D, GO, 4.00%, 9/1/2022	110,000	115,298
Series D, GO, 5.00%, 9/1/2022	70,000	74,243
Municipality of Anchorage, General Purpose
Series 2018B, GO, 5.00%, 9/1/2021	435,000	440,241
Series B, GO, 5.00%, 9/1/2021	100,000	101,205
Series A, GO, 5.00%, 8/1/2022	20,000	21,132
Series 2018A, GO, 5.00%, 9/1/2022	50,000	53,031
Series 2108B, GO, 5.00%, 9/1/2022	55,000	58,334
Series B, GO, 5.00%, 9/1/2022	125,000	132,577

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Alaska Series 2013B, GO, 4.00%, 8/1/2021	50,000	50,319
State of Alaska, Native Tribal Health Consortium
COP, 5.00%, 6/1/2021	265,000	265,000
COP, 4.00%, 6/1/2022	445,000	461,684
University of Alaska Series 2011Q, Rev., 4.00%, 10/1/2021 (b)	135,000	136,731

Total Alaska		10,184,823

Arizona — 1.2%
Arizona Board of Regents
Series 2015A, COP, 5.00%, 6/1/2021 (b)	25,000	25,000
Series 2015A, COP, 5.00%, 6/1/2022	55,000	57,638
Series 2020B, Rev., 5.00%, 7/1/2022	20,000	21,065
Arizona Department of Transportation State Highway Fund
Series 2011A, Rev., 5.00%, 7/1/2021	145,000	145,574
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	65,000	65,258
Series 2013A, Rev., 5.00%, 7/1/2021	80,000	80,317
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	350,000	368,497
Arizona Health Facilities Authority, Banner Health
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	50,000	51,430
Series 2015A, Rev., 5.00%, 1/1/2022	325,000	334,156
Series 2015A, Rev., 5.00%, 1/1/2023	40,000	43,050
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Series 2014A, Rev., 5.00%, 12/1/2021	40,000	40,966
Rev., 5.00%, 12/1/2023	120,000	134,218
Series 2014A, Rev., 5.00%, 12/1/2025	20,000	23,142
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2019A, Rev., 5.00%, 11/1/2021	190,000	193,543

Investments	Principal Amount($)	Value($)
Series 2019A, Rev., 5.00%, 11/1/2022	450,000	478,553
Series 2019A, Rev., 5.00%, 11/1/2024	75,000	85,874
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2021	255,000	258,092
Arizona State University
Series 2012A, Rev., 3.00%, 7/1/2022	45,000	46,425
Series 2016A, Rev., 5.00%, 7/1/2022	25,000	26,332
Series 2017A, Rev., 5.00%, 7/1/2022	45,000	47,397
Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2021	380,000	381,504
Rev., 5.00%, 7/1/2022	165,000	173,716
Rev., 5.00%, 7/1/2025	40,000	47,389
Arizona State University, Green Bond
Series 2015A, Rev., 5.00%, 7/1/2022	60,000	63,196
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	26,332
Arizona Transportation Board
Series 2019A, Rev., GAN, 5.00%, 7/1/2021	105,000	105,416
Rev., GAN, 5.00%, 7/1/2022	25,000	26,320
Series 2017A, Rev., GAN, 5.00%, 7/1/2022	25,000	26,321
Series 2019A, Rev., GAN, 5.00%, 7/1/2022	65,000	68,433
Arizona Transportation Board, Excise Tax
Rev., 5.00%, 7/1/2022	30,000	31,585
Rev., 5.00%, 7/1/2023	30,000	32,998
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2022	75,000	78,962
Rev., 5.00%, 7/1/2023	55,000	60,497
Arizona Water Infrastructure Finance Authority Series 2012A, Rev., 5.00%, 10/1/2022 (b)	30,000	31,954
Arizona Water Infrastructure Finance Authority, Water Quality
Series 2012A, Rev., 5.00%, 10/1/2021	30,000	30,483
Series 2014A, Rev., 5.00%, 10/1/2021	225,000	228,617

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Central Arizona Water Conservation District, Central Arizona Project Rev., 5.00%, 1/1/2022	25,000	25,715
Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	2,465,000	2,573,589
City of Avondale GO, 5.00%, 7/1/2022	80,000	84,244
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2022	20,000	21,061
Rev., 5.00%, 7/1/2023	25,000	27,466
City of Bullhead, Excise Tax Rev., 4.00%, 7/1/2022	25,000	25,998
City of Casa Grande, Excise Tax Rev., 4.50%, 4/1/2022	45,000	46,654
City of Chandler GO, 5.00%, 7/1/2023	55,000	60,546
City of Flagstaff
GO, 4.00%, 7/1/2021	50,000	50,158
GO, 5.00%, 7/1/2021	30,000	30,119
Series 2014B, GO, 5.00%, 7/1/2021	20,000	20,079
City of Flagstaff, Road Repair, Street Improvement Project
Rev., 4.00%, 7/1/2021	25,000	25,079
Rev., 4.00%, 7/1/2023	20,000	21,558
City of Glendale, Excise Tax Rev., 5.00%, 7/1/2021	90,000	90,354
City of Glendale, Water and Sewer, Senior Lien Rev., 5.00%, 7/1/2021	140,000	140,551
City of Goodyear
GO, 3.00%, 7/1/2021	20,000	20,046
GO, 5.00%, 7/1/2023	35,000	38,491
City of Mesa
Rev., 5.00%, 7/1/2021	25,000	25,099
GO, 2.00%, 7/1/2022	30,000	30,616
City of Mesa, Utility System Rev., 5.00%, 7/1/2022	50,000	52,608
City of Phoenix
GO, 4.00%, 7/1/2022	20,000	20,845
Series 2012C, GO, 4.00%, 7/1/2022	210,000	218,873
City of Phoenix Civic Improvement Corp., Excise Tax Series 2017B, Rev., 5.00%, 7/1/2022	135,000	142,207
City of Phoenix Civic Improvement Corp., Junior Lien Airport
Rev., 5.00%, 7/1/2022	95,000	100,040
Series 2017D, Rev., 5.00%, 7/1/2022	35,000	36,813

Investments	Principal Amount($)	Value($)
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	27,538
Series 2017D, Rev., 5.00%, 7/1/2024	450,000	514,023
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System
Rev., 4.00%, 7/1/2021	65,000	65,205
Rev., 5.00%, 7/1/2021	135,000	135,534
Rev., NATL-RE, 5.50%, 7/1/2021	75,000	75,329
Rev., 5.00%, 7/1/2022	150,000	157,966
Series 2017B, Rev., 5.00%, 7/1/2022	30,000	31,601
Series 2018B, Rev., 5.00%, 7/1/2022	25,000	26,335
City of Phoenix Civic Improvement Corp., Water System
Series 2014A, Rev., 4.00%, 7/1/2021	25,000	25,079
Series 2011, Rev., 5.00%, 7/1/2021	75,000	75,299
Series 2014B, Rev., 5.00%, 7/1/2021	90,000	90,359
City of Scottsdale
GO, 3.00%, 7/1/2021	115,000	115,272
GO, 3.00%, 7/1/2022	25,000	25,792
GO, 5.00%, 7/1/2022	90,000	94,795
Series 2017B, GO, 5.00%, 7/1/2022	20,000	21,065
City of Surprise Rev., 5.00%, 7/1/2022	25,000	26,312
City of Surprise, Senior Lien Utility System
Rev., 5.00%, 7/1/2021	30,000	30,117
Rev., 5.00%, 7/1/2022	110,000	115,774
City of Tempe
Series 2016B, GO, 2.00%, 7/1/2021	50,000	50,077
Series 2013B, GO, 4.00%, 7/1/2021	75,000	75,237
Series 2014C, GO, 4.00%, 7/1/2022	25,000	26,056
City of Tempe, Excise Tax
Rev., 5.00%, 7/1/2021	90,000	90,356
Series 2011A, Rev., 5.00%, 7/1/2021	25,000	25,099
Rev., 5.00%, 7/1/2022	30,000	31,592
City of Tucson COP, AGM, 3.00%, 7/1/2022	40,000	41,196
City of Tucson, Senior Lien Rev., 5.00%, 7/1/2021	45,000	45,174

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Tucson, Water System
Series 2013A, Rev., 3.00%, 7/1/2021	25,000	25,059
Rev., 5.00%, 7/1/2021	60,000	60,237
Rev., 5.00%, 7/1/2022	25,000	26,326
Cochise County Unified School District No. 68-Sierra Vista, School Improvement Series 2019B, GO, 3.00%, 7/1/2022	25,000	25,753
County of Maricopa
Series 2018A, COP, 5.00%, 7/1/2021	100,000	100,390
COP, 5.00%, 7/1/2022	495,000	520,870
County of Pima
GO, 3.00%, 7/1/2021	25,000	25,058
Series 2020A, COP, 5.00%, 12/1/2021	175,000	179,241
GO, 4.00%, 7/1/2022	40,000	41,686
GO, 5.00%, 7/1/2022	205,000	206,789
County of Pima, Sewer System
Series 2012A, Rev., 3.00%, 7/1/2021	20,000	20,047
Rev., 5.00%, 7/1/2021	160,000	160,632
Series 2011B, Rev., 5.00%, 7/1/2021 (b)	140,000	140,556
Series 2011B, Rev., 5.00%, 7/1/2021 (b)	65,000	65,255
Series B, Rev., 5.00%, 7/1/2021 (b)	175,000	175,695
Rev., 5.00%, 7/1/2022	95,000	100,029
Rev., 5.00%, 7/1/2023	25,000	27,504
County of Pima, Street and Highway
Rev., 5.00%, 7/1/2021	35,000	35,138
Rev., 3.00%, 7/1/2022	45,000	46,411
County of Pinal
Rev., 5.00%, 8/1/2022	25,000	26,412
Rev., 5.00%, 8/1/2023	35,000	38,623
Georgia State Road and Tollway Authority, Arizona School Improvement, Project of 2015 Series 2019C, GO, 5.00%, 7/1/2022	135,000	142,010
Gila County Unified School District No. 10-Payson
GO, 5.00%, 7/1/2022	35,000	36,837
GO, 5.00%, 7/1/2023	20,000	21,929
Gilbert Public Facilities Municipal Property Corp.
Rev., 4.75%, 7/1/2021	65,000	65,244
Rev., 5.00%, 7/1/2021	25,000	25,099

Investments	Principal Amount($)	Value($)
Gilbert Water Resource Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	45,000	47,387
Glendale Municipal Property Corp., Senior Lien Series B, Rev., 5.00%, 7/1/2022	75,000	78,895
Glendale Union High School District No. 205 Series 2019C, GO, 5.00%, 7/1/2021	180,000	180,698
Goodyear Public Improvement Corp. Series 2011A, Rev., 5.00%, 7/1/2022 (b)	350,000	368,517
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 4.00%, 8/1/2021	135,000	135,841
Kyrene Elementary School District No. 28
GO, 4.00%, 7/1/2022	120,000	125,070
GO, 4.00%, 7/1/2023	20,000	21,567
Kyrene Elementary School District No. 28, School Improvement Project
Series 2020B, GO, 5.00%, 7/1/2021	85,000	85,333
Series 2016A, GO, 5.00%, 7/1/2022	45,000	47,387
Series 2020B, GO, 5.00%, 7/1/2022	30,000	31,592
Madison Elementary School District No. 38, School Improvement, Project of 2014
Series 2017B, GO, 5.00%, 7/1/2021	40,000	40,158
Series 2017B, GO, 5.00%, 7/1/2022	20,000	21,061
Series 2019C, GO, 5.00%, 7/1/2023	25,000	27,493
Madison Elementary School District No. 38, School Improvement, Project of 2019
Series 2020A, GO, 5.00%, 7/1/2021	40,000	40,158
Series 2020A, GO, 5.00%, 7/1/2022	95,000	100,040
Series 2020A, GO, 5.00%, 7/1/2023	45,000	49,488
Maricopa County Community College District, Project of 2004
Series 2011D, GO, 4.00%, 7/1/2021	20,000	20,063
Series 2011D, GO, 4.00%, 7/1/2022	180,000	180,570

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maricopa County Elementary School District No. 14 Creighton, School Improvement Project of 2016 Series 2017A, GO, 5.00%, 7/1/2021	200,000	200,767
Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement Project of 2016 Series 2017A, GO, 5.00%, 7/1/2021	50,000	50,197
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (c)	565,000	601,401
Series C, Rev., 5.00%, 10/18/2024 (c)	315,000	364,018
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2021	150,000	151,800
Series 2019A, Rev., 5.00%, 9/1/2023	135,000	149,483
Maricopa County School District No. 3 Tempe Elementary, School Improvement
GO, 3.00%, 7/1/2021	45,000	45,106
GO, 4.00%, 7/1/2022	25,000	26,056
GO, 4.00%, 7/1/2023	35,000	37,726
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2021	160,000	160,633
Series 2018C, GO, 5.00%, 7/1/2022	75,000	78,979
Maricopa County Unified School District No. 4 Mesa, School Improvement Project of 2012 Series 2012D, GO, 1.50%, 7/1/2021	50,000	50,057
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 GO, 5.00%, 7/1/2021	240,000	240,948
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement GO, 5.00%, 7/1/2021	25,000	25,099

Investments	Principal Amount($)	Value($)
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015
Series 2018D, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2017B, GO, 5.00%, 7/1/2022	35,000	36,861
Series 2018C, GO, 5.00%, 7/1/2022	40,000	42,126
Series 2018D, GO, 5.00%, 7/1/2022	55,000	57,924
Maricopa County Unified School District No. 80 Chandler GO, 5.00%, 7/1/2022	20,000	21,065
Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2015 Series 2017B, GO, 3.50%, 7/1/2022	25,000	25,927
Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2019 Series 2020A, GO, 5.00%, 7/1/2022	35,000	36,865
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2021	50,000	50,194
GO, 5.00%, 7/1/2022	45,000	47,337
Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013
Series 2017C, GO, 5.00%, 7/1/2021	40,000	40,158
Series 2017C, GO, 5.00%, 7/1/2022	30,000	31,584
Maricopa County Unified School District No. 97-Deer Valley GO, 3.00%, 7/1/2022	60,000	61,874
Maricopa County Union High School District No. 210 Phoenix, School Improvement
Series 2017E, GO, 5.00%, 7/1/2021	60,000	60,237
GO, 3.00%, 7/1/2022	30,000	30,937
Series 2014C, GO, 3.00%, 7/1/2022	25,000	25,786
GO, 5.00%, 7/1/2022	80,000	84,244
Maricopa County Union High School District No. 210-Phoenix GO, 3.00%, 7/1/2021	25,000	25,058

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maricopa County Union High School District No. 210-Phoenix, Arizona School Improvement Project of 2011 Series 2014C, GO, 3.00%, 7/1/2021	100,000	100,233
Maricopa County Union High School District No. 210-Phoenix, Arizona School Improvement Project of 2017 Series 2019B, GO, 5.00%, 7/1/2022	55,000	57,918
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	31,715
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Project of 2011 Series 2012A, GO, 3.00%, 7/1/2022	25,000	25,781
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	25,000	26,321
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2023	80,000	86,232
Northern Arizona University COP, 5.00%, 9/1/2021	150,000	151,747
Northern Arizona University, Stimulus Plan For Economic and Educational Development Series 2020B, Rev., AGM, 5.00%, 8/1/2025	100,000	117,447
Peoria Municipal Development Authority, Inc. Rev., 4.00%, 7/1/2022	25,000	26,053
Pima County Community College District Rev., 5.00%, 7/1/2021	295,000	296,168
Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series 2012B, GO, AGM, 4.00%, 7/1/2021	50,000	50,153
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2021	95,000	95,000
Rev., 5.00%, 6/1/2021 (b)	350,000	350,000
Rev., 5.00%, 6/1/2022	195,000	204,474
Rev., 5.00%, 6/1/2024	60,000	68,424

Investments	Principal Amount($)	Value($)
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/2021	95,000	95,364
Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 4.00%, 7/1/2021	50,000	50,152
Pima County Unified School District No. 6 Marana, School Improvement Series 2017C, GO, 5.00%, 7/1/2022	25,000	26,270
Pinal County Community College District, Central Arizona College Rev., 5.00%, 7/1/2021	65,000	65,253
Pinal County Electric District No. 3, Electric System Rev., 4.75%, 7/1/2021	150,000	150,559
Pinal County School District No. 2 Oracle Elementary Project of 2019 Series 2020A, GO, 3.00%, 7/1/2021	60,000	60,131
Pinal County School District No. 20 Maricopa GO, 3.00%, 7/1/2021	25,000	25,056
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.00%, 7/1/2021	80,000	80,317
Rev., 5.25%, 7/1/2021	90,000	90,375
Rev., 5.25%, 7/1/2022	180,000	190,055
Rev., 5.25%, 7/1/2023	25,000	27,640
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2015A, Rev., 5.00%, 12/1/2021	290,000	297,087
Series 2016A, Rev., 5.00%, 1/1/2022	25,000	25,713
Series 2011A, Rev., 5.00%, 12/1/2022	285,000	291,911
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,831
Series 2016A, Rev., 5.00%, 1/1/2023	30,000	32,317
Series 2011A, Rev., 5.00%, 12/1/2023	215,000	220,214
Series 2011A, Rev., 5.00%, 12/1/2024	270,000	276,547
Series 2011A, Rev., 5.00%, 12/1/2026	50,000	51,213

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Scottsdale Municipal Property Corp., Excise Tax
Rev., 5.00%, 7/1/2021	155,000	155,615
Rev., 5.00%, 7/1/2022	30,000	31,591
Scottsdale Preserve Authority, Excise Tax Rev., 5.00%, 7/1/2021	20,000	20,079
Sedona-Oak Creek Joint Unified School District No. 9
GO, 4.00%, 7/1/2021	20,000	20,063
GO, 5.00%, 7/1/2021	65,000	65,257
State of Arizona
COP, 5.00%, 9/1/2021	45,000	45,546
COP, 5.00%, 10/1/2021	65,000	66,054
Series B, COP, 5.00%, 10/1/2021	40,000	40,648
COP, 5.00%, 9/1/2022	45,000	47,745
State of Arizona Lottery Rev., 5.00%, 7/1/2022	85,000	89,528
Town of Queen Creek, Excise Tax
Series 2018B, Rev., 4.00%, 8/1/2021	25,000	25,154
Rev., 5.00%, 8/1/2021	75,000	75,585
Rev., 4.00%, 8/1/2022	40,000	41,747
Rev., 5.00%, 8/1/2022	45,000	47,488
Series 2018A, Rev., 5.00%, 8/1/2023	40,000	44,049
University Medical Center Corp., Hospital
Rev., 4.25%, 7/1/2023 (b)	100,000	108,426
Rev., 5.63%, 7/1/2023 (b)	30,000	33,384
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Rev., 5.00%, 8/1/2022	300,000	317,201
Rev., 5.00%, 8/1/2023	150,000	151,212
Yavapai County Union High School District No. 4 Mingus GO, AGM, 4.00%, 7/1/2021	25,000	25,076
Yuma Municipal Property Corp., Senior Lien Road Tax and Subordinate Lien Excise Tax Rev., 5.00%, 7/1/2022	25,000	26,298

Total Arizona		21,981,352

Arkansas — 0.2%
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	74,234
Arkansas Development Finance Authority, Capital Improvement Series 2011C, Rev., 5.00%, 6/1/2021	60,000	60,000

Investments	Principal Amount($)	Value($)
Bearden School District No. 53 GO, 2.00%, 2/1/2022	25,000	25,256
Booneville School District No. 65 GO, 2.00%, 2/1/2022	45,000	45,557
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2021	50,000	50,799
City of Little Rock, Capital Improvement Rev., 3.00%, 10/1/2021	55,000	55,501
City of Rogers, Sewer Rev., 4.00%, 11/1/2021	50,000	50,789
Greenwood School District No. 25 GO, 2.00%, 12/1/2021	425,000	428,708
Little Rock School District GO, 3.00%, 2/1/2022	25,000	25,475
Pulaski County Public Facilities Board, Baptist Health
Rev., 5.00%, 12/1/2022	50,000	53,536
Rev., 5.00%, 12/1/2024 (b)	280,000	322,995
Pulaski County Public Facilities Board, Carti Project Rev., 5.50%, 7/1/2023 (b)	150,000	166,033
Rogers School District No. 30 GO, 5.00%, 2/1/2022	110,000	113,551
Springdale School District No. 50 GO, 5.00%, 6/1/2022	45,000	47,205
State of Arkansas, Federal Highway
GO, 5.00%, 10/1/2021	130,000	132,116
GO, 5.00%, 4/1/2022	100,000	104,098
GO, 3.00%, 10/1/2022	30,000	31,162
GO, 5.00%, 10/1/2023	45,000	50,053
State of Arkansas, Four-Lane Highway Construction and Improvement GO, 5.00%, 6/15/2021	425,000	425,756
State of Arkansas, Waste Disposal and Pollution Abatement Facilities
GO, 5.00%, 7/1/2021	50,000	50,198
GO, 5.00%, 7/1/2023	30,000	33,025
University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	45,000	47,901
University of Arkansas, Auxiliary Enterprises, UALR Campus Rev., 5.00%, 10/1/2022	25,000	26,612
University of Arkansas, Capital Improvement, UALR Energy Conservation Series 2013C, Rev., 5.00%, 10/1/2021	50,000	50,809

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Arkansas, Student Fee, Capital Improvement, UALR Energy Conservation Project Series 2013C, Rev., 5.00%, 10/1/2022	25,000	26,622
University of Arkansas, Student Fee, Community College
Rev., 4.00%, 5/1/2022	30,000	31,059
Rev., 4.00%, 5/1/2023	60,000	64,268
University of Arkansas, Student Fee, ULAR Project Series 2013A, Rev., 5.00%, 12/1/2021	20,000	20,487
University of Arkansas, Various Facility Fayetteville Campus
Rev., 4.13%, 11/1/2021 (b)	25,000	25,420
Rev., 5.00%, 11/1/2021	220,000	224,451
Series 2011A, Rev., 5.00%, 11/1/2021 (b)	95,000	96,938
Series 2013A, Rev., 5.00%, 9/15/2022	55,000	58,451
Rev., 5.00%, 11/1/2022	50,000	53,453
Series 2012A, Rev., 5.00%, 11/1/2022	25,000	26,726
Series 2016A, Rev., 5.00%, 11/1/2022	220,000	235,094
University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	37,034
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 11/1/2021	25,000	25,506
Series 2020A, Rev., 5.00%, 12/1/2021	235,000	240,695
Rev., 5.00%, 11/1/2022	35,000	37,417
University of Arkansas, Various Facility, Fayetteville Campus
Series 2012A, Rev., 4.00%, 11/1/2021	65,000	66,048
Series 2011A, Rev., 4.63%, 11/1/2021 (b)	25,000	25,471
Series 2016A, Rev., 5.00%, 11/1/2021	25,000	25,503
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	300,000	313,481
Series 2019A, Rev., 5.00%, 11/1/2022	30,000	32,072
Series 2019A, Rev., 5.00%, 9/15/2023	35,000	38,756

Total Arkansas		4,176,321

California — 7.2%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2021	280,000	282,232

Investments	Principal Amount($)	Value($)
ABC Unified School District, Election of 2018 Series A, GO, 5.00%, 8/1/2021	85,000	85,688
Acalanes Union High School District GO, 4.00%, 8/1/2022	50,000	52,285
Adelanto Public Utility Authority, Utility System Project Series 2017A, Rev., AGM, 5.00%, 7/1/2021	50,000	50,199
Alameda Corridor Transportation Authority, Senior Lien
Series 2013A, Rev., 5.00%, 10/1/2021	25,000	25,386
Series 2013A, Rev., 5.00%, 10/1/2022	125,000	132,730
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.00%, 12/1/2021	145,000	148,558
Series 2013A, Rev., 5.00%, 12/1/2022	125,000	134,035
Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	95,000	97,801
Alameda Unified School District-Alameda County, Election of 2014 Series C, GO, 4.00%, 8/1/2022	25,000	26,143
Albany Unified School District, Election of 2016 Series 2018B, GO, 4.00%, 8/1/2021	25,000	25,158
Alhambra Unified School District
Series 2016B, GO, 5.00%, 8/1/2021	20,000	20,162
Series A, GO, 5.00%, 8/1/2021	20,000	20,162
Series 2016B, GO, 5.00%, 8/1/2022	30,000	31,720
Alhambra Unified School District, Election of 2016
Series 2016A, GO, 4.00%, 8/1/2021	25,000	25,161
Series A, GO, 4.00%, 8/1/2021	45,000	45,290
Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL-RE, Zero Coupon, 8/1/2022	125,000	124,578
Alvord Unified School District GO, AGM, 5.00%, 8/1/2021	25,000	25,195

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Alvord Unified School District, Election of 2012 Series A, GO, AGM, Zero Coupon, 8/1/2022	200,000	199,395
Anaheim City School District
Series 2014A, GO, 5.00%, 8/1/2021	25,000	25,201
Series 2014A, GO, 5.00%, 8/1/2022	40,000	42,279
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2020A, Rev., 5.00%, 10/1/2024	160,000	184,300
Anaheim Public Financing Authority, Electric Distribution System Series 2012A, Rev., 5.00%, 10/1/2021	20,000	20,324
Anaheim Union High School District GO, 5.00%, 8/1/2022	50,000	52,867
Antelope Valley Community College District Series B, GO, 4.00%, 8/1/2022	35,000	36,600
Bay Area Toll Authority, Toll Bridge
Series 2012F-1, Rev., 4.00%, 4/1/2022 (b)	50,000	51,635
Rev., 5.00%, 4/1/2022	105,000	109,294
Series 2012F-1, Rev., 5.00%, 4/1/2022 (b)	290,000	301,894
Series F-1, Rev., 5.00%, 4/1/2022 (b)	650,000	676,658
Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	130,000	141,672
Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	45,000	49,246
Beardsley School District Series 2021, GO, 2.00%, 5/1/2022	210,000	213,113
Bellevue Union School District, Election of 2008 Series 2009A, GO, AGC, 4.70%, 8/1/2021 (b)	25,000	25,440
Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	50,000	52,285
Belmont-Redwood Shores School District
Series 2015A, GO, 5.00%, 8/1/2021	35,000	35,283
GO, 5.00%, 8/1/2022	90,000	95,161

Investments	Principal Amount($)	Value($)
Berkeley Unified School District
GO, 5.00%, 8/1/2021	25,000	25,202
GO, 5.00%, 8/1/2022	25,000	26,434
Berryessa Union School District, Election of 2016 Series B, GO, 5.00%, 8/1/2021	60,000	60,479
Beverly Hills Unified School District GO, 5.00%, 8/1/2021	75,000	75,607
Brea Redevelopment Agency, Redevelopment Project AB
Rev., 5.00%, 8/1/2021	25,000	25,198
Series 2011A, Rev., 5.00%, 8/1/2021 (b)	30,000	30,236
Brentwood Infrastructure Financing Authority
Rev., 5.00%, 7/1/2022	55,000	57,942
Series 2012A, Rev., AGM, 3.50%, 9/2/2023	50,000	52,032
Brentwood Infrastructure Financing Authority, Civic Center Project
Rev., 4.00%, 10/1/2022	25,000	26,221
Rev., 5.00%, 10/1/2024	40,000	45,903
Buena Park School District, Election of 2014 GO, 4.00%, 8/1/2021	75,000	75,479
Burbank Redevelopment Agency Successor Agency Rev., 5.00%, 12/1/2023	50,000	55,898
Burlingame Financing Authority Rev., 5.00%, 4/1/2022	45,000	46,844
Burlingame School District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	21,681
Burlingame School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	20,000	20,681
Butte-Glenn Community College District
Series B, GO, 4.00%, 8/1/2021	90,000	90,580
Series B, GO, 4.00%, 8/1/2022	25,000	26,143
Cabrillo Community College District
GO, 5.00%, 8/1/2021	25,000	25,202
GO, 4.00%, 8/1/2022 (b)	40,000	41,824
GO, 5.00%, 8/1/2022 (b)	40,000	42,289
GO, 5.00%, 8/1/2022	30,000	31,720

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
California County Tobacco Securitization Agency Series 2020A, Rev., 5.00%, 6/1/2022	100,000	104,871
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 3.00%, 6/1/2021	550,000	550,000
Series 2020A, Rev., 4.00%, 6/1/2022	350,000	363,858
Series 2020A, Rev., 4.00%, 6/1/2023	350,000	377,081
California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.
Rev., 3.00%, 6/1/2021	100,000	100,000
Rev., 4.00%, 6/1/2022	150,000	155,843
Rev., 4.00%, 6/1/2023	460,000	495,422
Rev., 5.00%, 6/1/2025	240,000	283,965
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 4.00%, 6/1/2022	375,000	389,530
Rev., 4.00%, 6/1/2023	530,000	570,373
California Educational Facilities Authority, Loyola Marymount University
Rev., 4.00%, 10/1/2021	140,000	141,717
Series 2018B, Rev., 5.00%, 10/1/2022	25,000	26,560
California Educational Facilities Authority, Pepperdine University Series 2017B, Rev., 4.00%, 9/1/2022	25,000	26,214
California Educational Facilities Authority, Santa Clara University Rev., 5.00%, 4/1/2022	100,000	104,081
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200,000	217,635
California Enterprise Development Authority, The Thacher School Project Rev., 4.00%, 9/1/2021	65,000	65,629
California Health Facilities Financing Authority Series 2014A, Rev., 5.00%, 10/1/2024 (b)	30,000	34,702
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2022	65,000	67,352
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	295,000	310,562

Investments	Principal Amount($)	Value($)
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 4.00%, 8/15/2021	100,000	100,800
Series A, Rev., 5.00%, 8/15/2022	50,000	52,968
Rev., 5.00%, 11/15/2022	110,000	117,869
Rev., 5.00%, 11/15/2024	250,000	290,701
California Health Facilities Financing Authority, Children’s Hospital
Rev., 4.00%, 8/15/2021	25,000	25,198
Rev., 5.00%, 8/15/2021 (b)	30,000	30,298
Rev., 5.00%, 11/1/2021	300,000	306,026
California Health Facilities Financing Authority, El Camino Hospital Rev., 5.00%, 2/1/2022	45,000	46,434
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017B, Rev., 5.00%, 11/1/2022 (c)	100,000	106,898
Series C, Rev., 5.00%, 11/1/2022 (c)	920,000	983,462
Series D, Rev., 5.00%, 11/1/2022 (c)	100,000	106,898
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Rev., 5.00%, 8/15/2021	40,000	40,390
Series 2016A, Rev., 5.00%, 8/15/2022	30,000	31,728
California Health Facilities Financing Authority, Marshall Medical Center Rev., 5.00%, 11/1/2021	80,000	81,607
California Health Facilities Financing Authority, Memorial Health Service
Series 2012A, Rev., 4.00%, 10/1/2021	320,000	324,098
Series 2012A, Rev., 5.00%, 10/1/2023	350,000	372,227
Series 2012A, Rev., 5.00%, 10/1/2026	250,000	264,632
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2022	70,000	74,543
California Health Facilities Financing Authority, St. Joseph Health System
Series 2009D, Rev., 1.70%, 10/18/2022 (c)	680,000	694,121

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2009C, Rev., 5.00%, 10/18/2022 (c)	330,000	351,830
Rev., 2.00%, 10/1/2025 (c)	125,000	133,328
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	635,000	758,922
California Health Facilities Financing Authority, Stanford Health Clinic Series 2008A-3, Rev., 5.50%, 11/15/2021 (b)	100,000	102,467
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.25%, 8/15/2021 (b)	180,000	181,879
Series 2018A, Rev., 5.00%, 11/15/2021	50,000	51,087
Series 2018A, Rev., 5.00%, 11/15/2022	30,000	32,082
California Housing Finance, Multi-Family Series 2020F, Rev., 1.45%, 4/1/2022 (c)	320,000	321,959
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group
Series 2015A, Rev., 5.00%, 11/1/2021	40,000	40,817
Series 2015A, Rev., 5.00%, 11/1/2022	100,000	106,861
California Infrastructure and Economic Development Bank, Clean Water State Revolving
Rev., 5.00%, 10/1/2021	45,000	45,732
Rev., 5.00%, 10/1/2022	25,000	26,633
California Infrastructure and Economic Development Bank, Green Bond Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.38%, 6/10/2021 (d)	5,250,000	5,261,996
California Infrastructure and Economic Development Bank, State Revolving Fund
Rev., 5.00%, 10/1/2021	30,000	30,489
Rev., 4.00%, 10/1/2022	25,000	26,300
California Infrastructure and Economic Development Bank, The Broad Collection Series 2011A, Rev., 5.00%, 6/1/2021 (b)	205,000	205,000

Investments	Principal Amount($)	Value($)
California Municipal Finance Authority Series 2018A, Rev., 4.00%, 12/1/2022	50,000	52,921
California Municipal Finance Authority, Anaheim Water System Project
Series 2015-A, Rev., 4.00%, 10/1/2021	50,000	50,651
Series 2015-A, Rev., 5.00%, 10/1/2022	25,000	26,636
California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	125,000	126,862
California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System Rev., 5.00%, 10/1/2021	20,000	20,326
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	82,021
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2022	120,000	123,743
Series 2017A, Rev., 5.00%, 2/1/2026	1,000,000	1,196,968
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ: FHLMC, 0.03%, 6/9/2021 (c)	5,595,000	5,595,000
California Municipal Finance Authority, St. John’s Well Child & Family Center Rev., 4.00%, 12/1/2022	110,000	116,426
California Municipal Finance Authority, University of San Diego Series 2011A, Rev., 5.00%, 10/1/2021 (b)	140,000	142,266
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2021	210,000	212,596
Rev., 4.00%, 10/15/2022	240,000	250,878
Rev., 4.00%, 10/15/2023	290,000	312,198
Rev., 4.00%, 10/15/2024	380,000	419,546
California Public Finance Authority, ORO Loma Sanitary District Rev., 3.00%, 10/1/2021	25,000	25,243

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
California School Cash Reserve Program Authority Series 2020-2021L, Rev., TRAN, 2.00%, 1/31/2022	75,000	75,934
California State Public Works Board Series 2015F, Rev., 5.00%, 5/1/2022	105,000	109,695
California State Public Works Board, California State University, Various Capital Projects
Series 2013-I, Rev., 4.00%, 11/1/2021	195,000	198,143
Series 2012A, Rev., 5.00%, 4/1/2022	670,000	697,229
Series 2017B, Rev., 5.00%, 10/1/2022	260,000	276,872
Series 2021A, Rev., 5.00%, 2/1/2023 (e)	5,000,000	5,297,859
Series 2013-I, Rev., 5.00%, 11/1/2025	265,000	295,005
California State Public Works Board, Coalinga State Hospital Rev., 5.00%, 6/1/2021	20,000	20,000
California State Public Works Board, Department of Corrections and Rehabilitation
Series 2014A, Rev., 2.50%, 9/1/2021	25,000	25,148
Series 2013G, Rev., 5.00%, 9/1/2021	140,000	141,694
Series E, Rev., 5.00%, 9/1/2021	25,000	25,303
Series 2011C, Rev., 5.00%, 10/1/2021	140,000	142,265
Series 2015H, Rev., 5.00%, 12/1/2021	160,000	163,894
Series 2015A, Rev., 5.00%, 6/1/2022	30,000	31,464
Rev., 5.00%, 9/1/2022	25,000	26,522
Series 2014A, Rev., 5.00%, 9/1/2022	25,000	26,522
Series 2014C, Rev., 4.00%, 10/1/2022	35,000	36,806
Series 2014A, Rev., 5.00%, 9/1/2023	65,000	71,973
Series 2011C, Rev., 5.25%, 10/1/2024	140,000	142,358
Series 2016E, Rev., 5.00%, 10/1/2025	175,000	209,235
California State Public Works Board, Department of State Hospital Series 2013E, Rev., 5.00%, 6/1/2022	115,000	120,611

Investments	Principal Amount($)	Value($)
California State Public Works Board, Judicial Council Project
Series 2011D, Rev., 5.00%, 12/1/2021	125,000	128,012
Series A, Rev., 4.00%, 3/1/2022	25,000	25,728
Series A, Rev., 5.00%, 3/1/2023	50,000	54,216
Series 2011D, Rev., 5.25%, 12/1/2026	50,000	51,267
California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	25,000	26,016
California State Public Works Board, The Regents of the University of California
Series 2007A, Rev., NATL-RE, 5.25%, 6/1/2021 (b)	250,000	250,000
Series 2007C, Rev., NATL-RE, 4.00%, 9/1/2021 (b)	25,000	25,244
Series 2011G, Rev., 5.00%, 12/1/2021 (b)	100,000	102,461
Series 2011G, Rev., 5.25%, 12/1/2021 (b)	200,000	205,170
Series 2007A, Rev., NATL-RE, 5.25%, 6/1/2022 (b)	40,000	42,065
California State Public Works Board, Trustees of The California State University Series 2011B, Rev., 5.00%, 10/1/2021 (b)	100,000	101,636
California State Public Works Board, Various Capital Projects
Series 2014E, Rev., 5.00%, 9/1/2021	100,000	101,210
Series 2012G, Rev., 5.00%, 11/1/2021	35,000	35,709
Series 2019C, Rev., 5.00%, 11/1/2021	35,000	35,709
Series 2016D, Rev., 4.00%, 4/1/2022	40,000	41,293
Series 2019B, Rev., 5.00%, 5/1/2022	40,000	41,789
Series 2013-I, Rev., 5.00%, 11/1/2022	50,000	53,445
Series B, Rev., 5.00%, 10/1/2023	35,000	38,886
Series H, Rev., 5.00%, 12/1/2025	150,000	173,906
Series 2011A, Rev., 5.25%, 10/1/2026	825,000	838,898

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
California State Public Works Board, Various University Projects Series 2011G, Rev., 5.00%, 12/1/2021 (b)	25,000	25,615
California State University, Systemwide
Series 2013A, Rev., 5.00%, 11/1/2021	255,000	260,209
Series 2017A, Rev., 5.00%, 11/1/2021	20,000	20,408
Series 2018A, Rev., 5.00%, 11/1/2021	25,000	25,511
Series 2012A, Rev., 3.25%, 11/1/2022 (b)	20,000	20,887
Series 2012A, Rev., 4.00%, 11/1/2022 (b)	65,000	68,600
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	140,000	149,731
Series 2015A, Rev., 5.00%, 11/1/2022	25,000	26,741
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	53,482
Series 2017A, Rev., 5.00%, 11/1/2022	25,000	26,741
Series A, Rev., 5.00%, 11/1/2023	35,000	39,062
California Statewide Communities Development Authority, City of Glendora Series A, Rev., AGM, 4.00%, 10/1/2022	25,000	26,300
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014A, Rev., AGM, 5.25%, 10/4/2024 (b)	330,000	382,064
California Statewide Communities Development Authority, Multi-Family Housing, Ethel Arnold Bradley Apartments Series S-1, Rev., VRDO, 1.25%, 6/1/2021 (c)	1,370,000	1,370,000
California Statewide Communities Development Authority, Multi-Family Housing, Robert Farrell Manor and Western Gardens Apartments Series T-1, Rev., VRDO, 1.25%, 6/1/2021 (c)	165,000	165,000
California Statewide Communities Development Authority, Rady Children’s Hospital
Series 2016A, Rev., 5.00%, 8/15/2021	100,000	100,984

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 8/15/2023	50,000	55,147
Series 2016B, Rev., 5.00%, 8/15/2025	125,000	148,125
California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project Rev., 5.63%, 10/1/2022 (b)	1,000,000	1,072,327
California Statewide Communities Development Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2021 (b)	80,000	81,968
Campbell Union High School District
GO, 4.00%, 8/1/2021	20,000	20,129
GO, 5.00%, 8/1/2021	70,000	70,566
GO, 4.00%, 8/1/2022	25,000	26,143
Campbell Union High School District, Election of 2016
Series A-1, GO, 4.00%, 8/1/2021	45,000	45,290
Series B, GO, 4.00%, 8/1/2021	150,000	150,968
Campbell Union School District
GO, 4.00%, 8/1/2021	80,000	80,516
Series 2010H & 2016C, GO, 5.00%, 8/1/2021	25,000	25,202
Capistrano Unified School District Community Facilities District, Special Tax Rev., 5.00%, 9/1/2021	35,000	35,392
Carlsbad Unified School District
GO, 5.00%, 8/1/2021	75,000	75,606
GO, 5.00%, 8/1/2022	20,000	21,147
Series 2009B, GO, 6.00%, 5/1/2024	100,000	116,302
Carlsbad Unified School District, Election of 2006
Series 2011C, GO, 4.75%, 8/1/2021 (b)	25,000	25,192
Series 2011C, GO, 5.00%, 8/1/2021	235,000	236,901
Carlsbad Unified School District, Election of 2018
Series A, GO, 5.00%, 8/1/2021	50,000	50,404
Series 2018A, GO, 5.00%, 8/1/2022	20,000	21,147
Carlsbad Unified School District, School Financing Project COP, 5.00%, 10/1/2022	25,000	26,591

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Carmel Unified School District GO, 4.00%, 8/1/2021	75,000	75,484
Carpinteria Valley Water District Series 2016A, Rev., 5.00%, 7/1/2022	100,000	105,002
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,523
Castro Valley Unified School District
GO, 4.00%, 8/1/2021	65,000	65,419
GO, 5.00%, 8/1/2021	40,000	40,324
COP, AGM, 4.00%, 9/1/2021	55,000	55,485
Centinela Valley Union High School District, Election of 2010 Series 2011A, GO, 5.75%, 8/1/2021(b)	25,000	25,233
Central School District, Election of 2012 Series C, GO, 2.00%, 8/1/2022	25,000	25,552
Cerritos Community College District
Series 2019C, GO, 4.00%, 8/1/2021	25,000	25,161
Series 2018B, GO, 5.00%, 8/1/2021	35,000	35,283
Series A, GO, 5.00%, 8/1/2022	90,000	95,161
Chabot-Las Positas Community College District
GO, 4.00%, 8/1/2021	50,000	50,323
GO, 5.00%, 8/1/2022	25,000	26,433
Chaffey Joint Union High School District
Series E, GO, 4.00%, 8/1/2021	25,000	25,161
GO, 5.00%, 8/1/2021(b)	25,000	25,203
Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	33,170
Chico Unified School District GO, 4.00%, 8/1/2021	25,000	25,160
Chino Basin Regional Financing Authority Series 2020A, Rev., 5.00%, 6/1/2022	40,000	41,943
Chino Valley Unified School District, Election of 2002
Series 2011A, GO, 5.00%, 8/1/2021 (b)	30,000	30,243
Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	31,717

Investments	Principal Amount($)	Value($)
Chula Vista Elementary School District
GO, 5.00%, 8/1/2021	90,000	90,724
Series 2013A, COP, AGM, 5.00%, 9/1/2021	25,000	25,294
Chula Vista Municipal Financing Authority Rev., 5.00%, 5/1/2024	10,000	11,337
Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	55,000	58,154
City & County of San Francisco
Series 2011-R1, GO, 5.00%, 6/15/2022	25,000	25,663
Series 2015-R1, GO, 5.00%, 6/15/2022	60,000	63,053
Series 2018C, GO, 5.00%, 6/15/2022	25,000	26,272
Series 2021-R1, GO, 5.00%, 6/15/2022	50,000	52,545
Series 2011-R1, GO, 5.00%, 6/15/2025	55,000	56,459
City & County of San Francisco, Moscon Center Series 2011A, COP, 5.00%, 9/1/2022	50,000	50,605
City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023(c)	150,000	151,749
City & County of San Francisco, Multi-Family, Road Repaving & Street Safety GO, 5.00%, 6/15/2021	20,000	20,036
City and County of San Francisco
Series 2011-R1, GO, 5.00%, 6/15/2021	30,000	30,054
Series 2014A, GO, 5.00%, 6/15/2021	45,000	45,080
City and County of San Francisco, City Office Buildings - Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	25,000	26,525
City and County of San Francisco, Clean and Safe Neighborhood Parks GO, 5.00%, 6/15/2021	510,000	510,911

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City and County of San Francisco, Juvenile Hall Project Series 2014-R2, COP, 5.00%, 4/1/2022	90,000	93,673
City and County of San Francisco, Moscone Center South Project Series 2011A, COP, 5.00%, 9/1/2021	60,000	60,728
City and County of San Francisco, Multiple Capital Improvement Projects COP, 5.00%, 4/1/2022	25,000	26,020
City and County of San Francisco, Tax-Exempt Series 2017A, GO, 5.00%, 6/15/2021	30,000	30,053
City of Azusa, Water System
Rev., 5.00%, 7/1/2022	70,000	73,729
Series 2012A, Rev., 5.00%, 7/1/2022	50,000	52,664
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2021	25,000	25,353
City of Beverly Hills
Rev., 3.00%, 9/1/2021	25,000	25,175
City of Brea, Water Utility
Rev., 4.00%, 7/1/2021	25,000	25,079
Rev., 4.00%, 7/1/2022	75,000	78,186
City of Burbank, Wastewater Treatment Rev., 5.00%, 6/1/2022	35,000	36,722
City of El Cerrito COP, AGM, 3.00%, 1/15/2022	50,000	50,749
City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	25,000	26,433
City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,636
City of Lincoln, Special Tax Rev., 4.00%, 9/1/2022	30,000	31,368
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2023	50,000	54,641
Series 2020A, Rev., 4.00%, 5/15/2024	20,000	22,107
Rev., 4.00%, 5/15/2025	155,000	175,982
Rev., 5.00%, 5/15/2025	95,000	111,570
City of Los Angeles
Series 2000-A, GO, 5.00%, 9/1/2021 (b)	55,000	55,673
Series 2000-A, GO, 5.00%, 9/1/2021 (b)	50,000	50,612
Series 2011-B, GO, 5.00%, 9/1/2021	90,000	91,098

Investments	Principal Amount($)	Value($)
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2022	40,000	41,869
City of Los Angeles, Solid Waste Resources Series 2015-A, Rev., 5.00%, 2/1/2022	20,000	20,655
City of Los Angeles, Wastewater System
Series 2012C, Rev., 5.00%, 6/1/2021	120,000	120,000
Series 2013-A, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2015-D, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2013B, Rev., 4.00%, 6/1/2022	45,000	46,766
Series 2012B, Rev., 5.00%, 6/1/2022	25,000	26,222
Series 2013-B, Rev., 5.00%, 6/1/2022	275,000	288,531
Series C, Rev., 5.00%, 6/1/2022	80,000	83,911
Subseries B, Rev., 5.00%, 6/1/2023	90,000	98,634
City of Malibu Series 2016A, COP, 4.00%, 11/1/2021	40,000	40,635
City of Manhattan Beach COP, 3.00%, 1/1/2023	25,000	26,101
City of Napa Rev., 5.00%, 5/1/2022	25,000	26,127
City of Newark, 2019 Financing Project COP, 5.00%, 6/1/2023	45,000	49,156
City of Oakland Series 2015A, GO, 5.00%, 1/15/2022	40,000	41,213
City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	38,473
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2022	45,000	46,618
City of Pacifica COP, 5.00%, 1/1/2022	105,000	107,952
City of Palo Alto, Avenue Parking Garage Series 2019A, COP, 5.00%, 11/1/2023	50,000	55,803

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Pasadena
Series 2011A, Rev., 4.00%, 6/1/2022	60,000	62,342
Series 2012A, Rev., 4.00%, 6/1/2022	20,000	20,780
City of Redding, Electric System Rev., 5.00%, 6/1/2022	155,000	162,610
City of Richmond, Wastewater Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	198,407
City of Riverside Series 2019A, Rev., 5.00%, 10/1/2022	40,000	42,612
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	42,245
City of Sacramento, Wastewater Rev., 5.00%, 9/1/2021	75,000	75,915
City of Salinas, Sanitary Sewer System
Rev., 4.00%, 8/1/2021 (b)	25,000	25,162
Rev., 4.00%, 8/1/2022 (b)	25,000	26,140
City of San Diego, Sewer Utility Rev., 5.00%, 5/15/2022	255,000	267,013
City of San Francisco, Public Utilities Commission Water
Subseries 2011A, Rev., 4.25%, 11/1/2021 (b)	35,000	35,608
Subseries 2011A, Rev., 4.50%, 11/1/2021 (b)	110,000	112,025
Series 2016A, Rev., 5.00%, 11/1/2021	25,000	25,509
Subseries 2011A, Rev., 5.00%, 11/1/2021 (b)	235,000	239,813
Subseries 2011-A, Rev., 5.00%, 11/1/2021 (b)	60,000	61,229
Subseries A, Rev., 5.00%, 11/1/2021 (b)	100,000	102,048
Subseries C, Rev., 5.00%, 11/1/2021 (b)	45,000	45,922
Series 2012A, Rev., 4.00%, 5/1/2022 (b)	245,000	253,818
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	180,000	188,123
Series 2016A, Rev., 5.00%, 11/1/2022	55,000	58,814
Series 2015A, Rev., 5.00%, 11/1/2023	20,000	22,306
City of San Mateo, Library Improvement Project
GO, 4.00%, 8/1/2021	135,000	135,871
GO, 4.00%, 8/1/2022	20,000	20,914

Investments	Principal Amount($)	Value($)
City of San Ramon COP, 3.50%, 6/1/2021	30,000	30,000
City of Santa Ana, Gas Tax Rev., 4.00%, 1/1/2022	95,000	97,159
City of Santa Barbara COP, 4.00%, 10/1/2021	50,000	50,629
City of Santa Clara, Electric Power Supply
Series 2013A, Rev., 5.00%, 7/1/2021	70,000	70,277
Series 2018A, Rev., 5.00%, 7/1/2021	145,000	145,574
City of Santa Rosa, Wastewater Series 2014A, Rev., 5.00%, 9/1/2022	20,000	21,228
City of Sausalito COP, 4.00%, 5/1/2023	50,000	53,676
City of South Lake Tahoe, Road Improvement Projects COP, 4.00%, 9/1/2022	50,000	52,241
City of Torrance COP, 4.00%, 11/1/2021	45,000	45,714
Cloverdale Unified School District, Election of 2018 Series B, GO, 4.00%, 8/1/2022	35,000	36,587
Clovis Unified School District
GO, 4.00%, 8/1/2021	50,000	50,322
GO, 5.00%, 8/1/2021	75,000	75,605
Clovis Unified School District, Election of 2012
Series 2012A, GO, 4.00%, 8/1/2021	50,000	50,322
Series 2012C, GO, 5.00%, 8/1/2021	20,000	20,162
Series D, GO, 5.00%, 8/1/2021	45,000	45,363
Series 2012A, GO, Zero Coupon, 8/1/2022 (b)	150,000	87,791
Series C, GO, 5.00%, 8/1/2022	65,000	68,719
Coast Community College District
Series A, GO, 5.00%, 8/1/2021	100,000	100,809
Series A, GO, 5.00%, 8/1/2022	105,000	111,020
Coast Community College District, Election of 2012
Series 2019F, GO, 3.00%, 8/1/2021	110,000	110,529
Series A, GO, 4.00%, 8/1/2023 (b)	20,000	21,681

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
College of the Sequoias Visalia Area Improvement District No. 2, Election of 2008 Series 2011C, GO, AGM, Zero Coupon, 8/1/2021 (b)	370,000	137,844
Commerce Community Development Commission Successor Agency, Redevelopment Project Series 1991-A, Rev., Zero Coupon, 8/1/2021 (b)	145,000	144,941
Contra Costa Community College District
GO, 5.00%, 8/1/2021 (b)	40,000	40,324
GO, 4.00%, 8/1/2022 (b)	40,000	41,824
Contra Costa Community College District, Election of 2014
Series 2019B-2, GO, 4.00%, 8/1/2021	80,000	80,516
Series 2019B-2, GO, 4.00%, 8/1/2022	140,000	146,399
Contra Costa County Public Financing Authority, Capital Projects Series 2015B, Rev., 5.00%, 6/1/2021	75,000	75,000
Contra Costa County Transportation Authority, Sales Tax Series 2015A, Rev., 5.00%, 3/1/2022	25,000	25,914
Contra Costa Water District
Series F, Rev., 2.00%, 10/1/2021	75,000	75,118
Series E, Rev., 3.00%, 10/1/2021	25,000	25,059
Series T, Rev., 5.00%, 10/1/2021	35,000	35,571
Series 2012Q, Rev., 5.00%, 10/1/2022	30,000	31,963
Corona Utility Authority Water Rev., 5.00%, 9/1/2022	30,000	31,842
Coronado Community Development Agency Successor Agency, Tax Allocation Series 2018A, Rev., 5.00%, 9/1/2021	130,000	131,586
Coronado Unified School District
GO, 4.00%, 8/1/2021	25,000	25,161
GO, 5.00%, 8/1/2022	50,000	52,867
Corona-Norco Unified School District GO, 5.00%, 8/1/2021	25,000	25,201

Investments	Principal Amount($)	Value($)
Corona-Norco Unified School District, Election of 2014
Series B, GO, 4.00%, 8/1/2021	200,000	201,280
Series B, GO, 4.00%, 8/1/2022	25,000	26,134
County of Los Angeles, Disney Concert Hall Parking Garage
COP, 5.00%, 9/1/2021	55,000	55,637
COP, 5.00%, 3/1/2022	445,000	460,620
COP, 5.00%, 9/1/2022	140,000	148,159
COP, 5.00%, 3/1/2023	250,000	270,164
County of Marin, 2015 Financing Project COP, 5.00%, 11/1/2022	50,000	53,408
County of Monterey, Public Facilities Refinancing COP, 5.00%, 10/1/2022	25,000	26,601
County of Napa
COP, 3.00%, 6/1/2021	50,000	50,000
COP, 5.00%, 6/1/2022	80,000	83,853
County of San Bernardino, Arrowhead Project
Series 2019A, COP, 5.00%, 10/1/2021	395,000	401,337
Series 2019A, COP, 5.00%, 10/1/2022	25,000	26,608
County of Santa Cruz Rev., TRAN, 3.00%, 7/9/2021	35,000	35,106
County of Sonoma, Measure F Sales Tax, Limited Tax, Agricultural Preservation and Open Space
Rev., 5.00%, 9/1/2021	55,000	55,668
Rev., 5.00%, 9/1/2022	20,000	21,213
County of Yuba, Community Facilities District No. 2004-1, Edgewater, Special Tax Rev., AGM, 3.00%, 9/1/2021	100,000	100,658
Covina-Valley Unified School District, Election of 2001 Series 2011A, GO, 5.00%, 8/1/2021	35,000	35,281
Cucamonga Valley Water District Financing Authority Rev., 5.00%, 9/1/2021	30,000	30,361
Cupertino Union School District
Series 2013B, GO, 4.00%, 8/1/2021	160,000	161,032
Series 2012A, GO, 4.00%, 8/1/2022	25,000	26,143
GO, 5.00%, 8/1/2022	25,000	26,433

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cupertino Union School District, Election of 2001 Series 2011E, GO, 5.00%, 8/1/2021	45,000	45,364
Davis Joint Unified School District GO, 5.00%, 8/1/2021	25,000	25,196
Desert Community College District
GO, 4.00%, 8/1/2021	30,000	30,194
GO, 5.00%, 8/1/2022	95,000	100,447
Desert Community College District, Election of 2016 GO, 3.00%, 8/1/2021	30,000	30,144
Desert Hot Springs Redevelopment Agency Successor Agency, Subordinate Tax Rev., 5.00%, 9/1/2022	30,000	31,717
Desert Sands Unified School District
GO, 5.00%, 8/1/2021	20,000	20,162
Series 2013A, GO, 5.00%, 6/1/2022	45,000	47,214
GO, 5.00%, 8/1/2022	25,000	26,433
Desert Sands Unified School District, Election of 2014 GO, 5.00%, 8/1/2021	35,000	35,283
Desert Water Agency Rev., 4.00%, 5/1/2022	100,000	103,596
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	40,000	42,766
Rev., 5.00%, 12/1/2023	75,000	83,687
Dry Creek Joint Elementary School District GO, 4.00%, 8/1/2021	35,000	35,226
Duarte Unified School District, Election of 2010 Series 2011B, GO, 3.25%, 8/1/2022	25,000	25,880
Dublin Unified School District
GO, 4.00%, 8/1/2021	110,000	110,710
GO, 4.00%, 8/1/2022	25,000	26,143
GO, 5.00%, 8/1/2022	90,000	95,160
Dublin Unified School District, Election of 2016
GO, 5.00%, 8/1/2021	20,000	20,162
GO, 5.00%, 8/1/2022	55,000	58,153
East Bay Municipal Utility District, Water System
Series 2012B, Rev., 4.00%, 6/1/2021	50,000	50,000
Series 2012B, Rev., 5.00%, 6/1/2021	80,000	80,000
Series 2014B, Rev., 5.00%, 6/1/2021	125,000	125,000
Series 2012B, Rev., 5.00%, 6/1/2022	90,000	94,428

Investments	Principal Amount($)	Value($)
East Bay Regional Park District Series A-1, GO, 5.00%, 9/1/2021	30,000	30,366
East Side Union High School District GO, 4.00%, 8/1/2022	25,000	26,140
East Side Union High School District, Election of 2008
Series D, GO, 4.00%, 8/1/2022 (b)	30,000	31,368
Series D, GO, 5.00%, 8/1/2022 (b)	20,000	21,144
East Side Union High School District, Election of 2012
Series A, GO, 5.00%, 8/1/2021	25,000	25,202
Series B, GO, 5.00%, 8/1/2022	25,000	26,430
East Side Union High School District, Election of 2016 Series A, GO, 3.00%, 8/1/2021	180,000	180,863
Eastern Municipal Water District, Water and Wastewater System
Series 2016A, Rev., 5.00%, 7/1/2021	60,000	60,239
Series C, Rev., 5.00%, 7/1/2021	125,000	125,498
Series 2016A, Rev., 5.00%, 7/1/2022	20,000	21,068
El Camino Community College District Foundation (The)
GO, 5.00%, 8/1/2021	135,000	136,092
GO, 5.00%, 8/1/2022	105,000	111,020
El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	579,233
Elk Grove Unified School District, Election of 2016 GO, 5.00%, 8/1/2021	65,000	65,527
Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2022	95,000	100,061
Emery Unified School District, Election 2010 Series 2011A, GO, AGM, 5.50%, 8/1/2021 (b)	50,000	50,446

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Emeryville Redevelopment Agency, Successor Agency Tax Allocation Refunding Series A, Rev., AGM, 5.00%, 9/1/2022	150,000	158,664
Etiwanda School District Public Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	37,149
Fairfield Community Facilities District Rev., 4.00%, 9/1/2022	40,000	41,952
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax Rev., 2.25%, 8/15/2021	250,000	251,098
Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2021	45,000	45,364
Fallbrook Union High School District, 2016 Election Series 2020B, GO, 4.00%, 8/1/2022	50,000	52,213
Fontana Redevelopment Agency, Successor Agency
Series 2017A, Rev., 5.00%, 10/1/2021	190,000	193,061
Series 2017A, Rev., 5.00%, 10/1/2023	30,000	33,331
Fontana Unified School District GO, 3.13%, 8/1/2022 (b)	20,000	20,701
Foothill-De Anza Community College District
GO, 5.00%, 8/1/2021	195,000	196,577
Series C, GO, 5.00%, 8/1/2021 (b)	30,000	30,243
GO, 5.00%, 8/1/2022	35,000	37,007
Forestville Union Elementary School District, Capital Appreciation, Election of 2001 GO, AGM, Zero Coupon, 8/1/2021	30,000	29,981
Fountain Valley School District, Election of 2016 GO, 5.00%, 8/1/2021	35,000	35,277
Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023	25,000	27,739
Fremont Unified School District
COP, AGM, 5.00%, 8/1/2021	25,000	25,197
GO, 5.00%, 8/1/2022 (b)	50,000	52,861
Fremont Unified School District, Election 2014 Series D, GO, 4.00%, 8/1/2022	25,000	26,137

Investments	Principal Amount($)	Value($)
Fremont Union High School District
Series 2019A, GO, 4.00%, 8/1/2021	50,000	50,325
GO, 5.00%, 8/1/2021	20,000	20,163
GO, 5.00%, 8/1/2022	80,000	84,616
Fresno Unified School District, Election 2016 Series C, GO, 3.00%, 8/1/2021	60,000	60,286
Fresno Unified School District, Election of 2001 Series G, GO, Zero Coupon, 8/1/2021	605,000	152,779
Fresno Unified School District, Election of 2010 Series E, GO, 5.00%, 8/1/2021	115,000	115,924
Fullerton Joint Union High School District
GO, 4.00%, 8/1/2021	35,000	35,225
GO, 5.00%, 8/1/2021	75,000	75,604
GO, 5.00%, 8/1/2022	25,000	26,427
Garden Grove Sanitary District Rev., 5.00%, 6/15/2022	50,000	52,555
Garden Grove Unified School District GO, 5.00%, 8/1/2021	25,000	25,202
Gavilan Joint Community College District, Election of 2004
Series 2011D, GO, 4.00%, 8/1/2021	25,000	25,160
Series 2011D, GO, 4.00%, 8/1/2021 (b)	25,000	25,162
Gilroy Unified School District, Election of 2008 and 2016 GO, 4.00%, 8/1/2021	315,000	317,027
Glendale Community College District, Election of 2002 Series 2013F, GO, 3.00%, 8/1/2022 (b)	50,000	51,680
Glendale Unified School District
Series 2015A, GO, 5.00%, 9/1/2021	35,000	35,426
GO, 4.25%, 9/1/2022 (b)	30,000	31,559
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2013A, Rev., 4.00%, 6/1/2021	100,000	100,000
Series 2015A, Rev., 5.00%, 6/1/2021	1,710,000	1,710,000
Series 2017A-1, Rev., 5.00%, 6/1/2021	230,000	230,000
Series 2018A, Rev., 5.00%, 6/1/2021	200,000	200,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2018A, Rev., 3.00%, 6/1/2022	100,000	102,805
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	26,199
Series 2018A, Rev., 5.00%, 6/1/2022	545,000	571,139
Series 2017A-1, Rev., 5.00%, 6/1/2023	590,000	644,453
Golden West Schools Financing Authority, Beverly Hills Unified School District Rev., NATL-RE, 5.25%, 8/1/2021	25,000	25,212
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2021	25,000	25,146
Series D, GO, 5.00%, 7/15/2022	20,000	21,094
Series C, GO, 5.00%, 7/15/2024	25,000	28,539
Grossmont Union High School District
GO, 5.00%, 8/1/2021	50,000	50,405
GO, 5.00%, 8/1/2022	45,000	47,580
Grossmont Union High School District, Election of 2008
GO, 5.00%, 8/1/2021 (b)	50,000	50,406
Series G-2, GO, 5.00%, 8/1/2021	25,000	25,202
Series G-2, GO, 5.00%, 8/1/2022	30,000	31,720
Grossmont-Cuyamaca Community College District
GO, 4.00%, 8/1/2021	165,000	166,064
GO, 5.00%, 8/1/2022	95,000	100,447
Grossmont-Cuyamaca Community College District, Election of 2012 Series 2013A, GO, 5.00%, 8/1/2021 (b)	85,000	85,688
Harmony Union School District, Election of 2018 Series B, GO, 3.00%, 8/1/2022	30,000	30,972
Hayward Unified School District, Election of 2018 GO, AGM, 5.00%, 8/1/2021	25,000	25,202
Hemet Unified School District COP, AGM, 4.00%, 10/1/2022	200,000	209,688
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	28,044

Investments	Principal Amount($)	Value($)
Hollister Redevelopment Agency Successor Agency, Hollister Community Development Project Rev., 5.00%, 10/1/2021	25,000	25,364
Hollister School District, Election 2016 Series 2019B, GO, 4.00%, 9/1/2022	20,000	20,971
Huntington Beach City School District COP, 4.00%, 7/1/2022	35,000	36,436
Imperial Community College District GO, AGM, 5.00%, 8/1/2022 (b)	25,000	26,415
Imperial Irrigation District Electric System Series C, Rev., 5.00%, 11/1/2021	30,000	30,610
Imperial Public Financing Authority, Water Facility Rev., 3.50%, 10/15/2022	25,000	26,121
Imperial Unified School District GO, 4.00%, 8/1/2021	35,000	35,226
Inglewood Public Financing Authority Rev., Zero Coupon, 8/1/2022 (b)	150,000	79,445
Irvine Ranch Water District COP, 5.00%, 3/1/2022	30,000	31,099
Irvine Unified School District, Community Facilities District No. 01-1, Special Tax Rev., 5.00%, 9/1/2021	50,000	50,610
Irvine Unified School District, School Facilities Improvement District No. 1 Series 2016A, GO, 5.00%, 9/1/2022	25,000	26,535
Jefferson Elementary School District, Election of 2018 Series 2020B, GO, 3.00%, 9/1/2022	50,000	51,823
Jefferson Union High School District GO, 5.00%, 8/1/2022	60,000	63,440
Jefferson Union High School District, Election of 2006 Series D, GO, Zero Coupon, 8/1/2021 (b)	150,000	52,534
Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	45,000	47,041

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Jefferson Union High School District, Election of 2018 Series B, GO, 4.00%, 8/1/2021	25,000	25,160
Jurupa Unified School District GO, AGM, 5.00%, 8/1/2022	25,000	26,355
Kentfield School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	26,143
Kern Community College District, Election of 2016, Facilities Improvement District No. 1 Series 2018B, GO, 5.00%, 8/1/2023	25,000	27,599
Kern High School District
GO, 3.50%, 8/1/2021	40,000	40,225
GO, 5.00%, 8/1/2022	165,000	174,461
La Mirada Public Financing Authority Rev., 5.00%, 5/1/2022	25,000	26,116
Lake Elsinore Recreation Authority, Public Facilities Project Rev., 4.00%, 2/1/2022	35,000	35,905
Lake Tahoe Unified School District GO, 4.00%, 8/1/2022	25,000	26,113
Lawndale Elementary School District GO, 5.00%, 8/1/2021	35,000	35,281
Liberty Union High School District
GO, 4.00%, 8/1/2021 (b)	90,000	90,582
Series B, GO, 4.00%, 8/1/2021	30,000	30,193
GO, 5.00%, 8/1/2021	65,000	65,526
Series B, GO, 4.00%, 8/1/2022	25,000	26,143
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series 2020A, GO, 5.00%, 8/1/2022	35,000	36,977
Lodi Public Financing Authority, Electric System Rev., AGM, 5.00%, 9/1/2022	25,000	26,528
Lodi Public Financing Authority, Water System Series 2020A, Rev., 4.00%, 6/1/2022	40,000	41,541
Lodi Unified School District
GO, AGM, 5.00%, 8/1/2021 (b)	20,000	20,162
GO, AGM, 5.00%, 8/1/2021	30,000	30,239
GO, AGM, 5.00%, 8/1/2023	240,000	253,267
Loma Prieta Joint Union Elementary School District GO, 4.00%, 8/1/2022	75,000	78,428

Investments	Principal Amount($)	Value($)
Long Beach Community College District
Series 2017G, GO, 4.00%, 8/1/2021	80,000	80,516
Series 2017G, GO, 5.00%, 8/1/2022	25,000	26,433
Long Beach Community College District, Election of 2002 Series A, GO, 5.00%, 5/1/2022 (b)	40,000	41,805
Long Beach Community College District, Election of 2008
Series 2012B, GO, 4.00%, 8/1/2021	20,000	20,129
Series 2012B, GO, 5.00%, 8/1/2022 (b)	115,000	121,581
Long Beach Finance Authority, Open Space Refinancing Project Series 2019B, Rev., 5.00%, 8/1/2021	35,000	35,281
Long Beach Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2021	30,000	30,243
Los Alamitos Unified School District GO, 5.00%, 8/1/2021	125,000	126,011
Los Alamitos Unified School District, Election of 2018 GO, 5.00%, 8/1/2022	30,000	31,720
Los Altos Elementary School District
GO, 4.00%, 8/1/2021	360,000	362,322
GO, 4.00%, 8/1/2022	20,000	20,914
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2021	105,000	105,678
Series I, GO, 4.00%, 8/1/2021	80,000	80,516
Series 2015A, GO, 5.00%, 8/1/2021	250,000	252,022
Series 2015C, GO, 5.00%, 8/1/2021	25,000	25,202
Series 2015A, GO, 5.00%, 8/1/2022	75,000	79,291
Series 2015C, GO, 5.00%, 8/1/2022	70,000	74,005
Los Angeles Community College District, Election of 2008 Series J, GO, 3.00%, 8/1/2022	65,000	67,207
Los Angeles Community College District, Election of 2016 Series B-1, GO, 5.00%, 8/1/2021	325,000	327,612

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Los Angeles County Metropolitan Transportation Authority, Sales Tax
Series 2016A, Rev., 5.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 7/1/2021 (b)	50,000	50,197
Rev., 5.00%, 7/1/2021	215,000	215,855
Series 2012-B, Rev., 5.00%, 7/1/2021	25,000	25,100
Series 2013B, Rev., 5.00%, 7/1/2021	110,000	110,438
Series 2016A, Rev., 5.00%, 7/1/2021	35,000	35,139
Series 2017A, Rev., 5.00%, 7/1/2021	55,000	55,219
Series 2018-A, Rev., 5.00%, 7/1/2021	65,000	65,259
Series A, Rev., 5.00%, 7/1/2021	115,000	115,458
Series 2016A, Rev., 5.00%, 6/1/2022	30,000	31,479
Series 2013-B, Rev., 5.00%, 7/1/2022	75,000	79,004
Series 2016A, Rev., 5.00%, 7/1/2022	75,000	79,004
Series 2017A, Rev., 5.00%, 7/1/2022	120,000	126,406
Series 2017-B, Rev., 5.00%, 7/1/2022	90,000	94,805
Series 2018A, Rev., 5.00%, 7/1/2022	215,000	226,478
Series 2019A, Rev., 5.00%, 7/1/2022	35,000	36,868
Series 2019C, Rev., 5.00%, 7/1/2022	25,000	26,335
Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project Rev., 5.00%, 7/1/2022	75,000	79,004
Los Angeles County Public Works Financing Authority
Series 2019E1, Rev., 3.00%, 12/1/2021	50,000	50,722
Series 2015B, Rev., 5.00%, 12/1/2021	65,000	66,585
Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	92,912
Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	75,000	80,492

Investments	Principal Amount($)	Value($)
Los Angeles County Public Works Financing Authority, Multiple Capital Projects
Series 2015A, Rev., 5.00%, 12/1/2021	25,000	25,610
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,830
Los Angeles County Public Works Financing Authority, Multiple Capital Projects II
Rev., 5.00%, 8/1/2021	150,000	151,206
Rev., 5.00%, 8/1/2022	155,000	163,831
Rev., 5.00%, 8/1/2023	25,000	26,400
Los Angeles County Redevelopment Authority Redev Agency Successor Agency Rev., 5.00%, 12/1/2022	50,000	53,419
Los Angeles Department of Water and Power System
Series 2013B, Rev., 5.00%, 7/1/2022	50,000	52,658
Series 2016B, Rev., 5.00%, 7/1/2022	30,000	31,595
Los Angeles Department of Water and Power, Power System
Series 2011A, Rev., 5.00%, 7/1/2021	50,000	50,198
Series 2013A, Rev., 5.00%, 7/1/2021	75,000	75,298
Series 2018B, Rev., 5.00%, 1/1/2022	365,000	373,938
Series 2016A, Rev., 4.00%, 7/1/2022	65,000	67,754
Series 2011A, Rev., 5.00%, 7/1/2022	505,000	507,002
Series 2018B, Rev., 5.00%, 1/1/2023	75,000	80,499
Los Angeles Department of Water and Power, Water System
Series 2013B, Rev., 5.00%, 7/1/2022	30,000	31,595
Series 2017A, Rev., 5.00%, 7/1/2022	45,000	47,392
Los Angeles Unified School District
Series 2017A, GO, 4.00%, 7/1/2021	25,000	25,079
Series A, GO, 5.00%, 7/1/2021	25,000	25,099
Series A-1, GO, 5.00%, 7/1/2021	40,000	40,158
Series A-2, GO, 5.00%, 7/1/2021	45,000	45,178

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series B, GO, 5.00%, 7/1/2021	75,000	75,296
Series D, GO, 5.00%, 7/1/2021	130,000	130,513
Series 2017A, GO, 5.00%, 7/1/2022	50,000	52,647
Series C, GO, 5.00%, 7/1/2022	40,000	42,117
Series 2017A, GO, 5.00%, 7/1/2023	45,000	49,528
Los Angeles Unified School District, Ad Valorem Property Tax Series 2019A, GO, 5.00%, 7/1/2022	55,000	57,911
Los Angeles Unified School District, Headquarters Building Projects Series 2012A, COP, 5.00%, 10/1/2022	45,000	47,839
Los Gatos Union School District GO, 4.00%, 8/1/2022	30,000	31,371
Los Rios Community College District
GO, 4.00%, 8/1/2021	25,000	25,161
GO, 5.00%, 8/1/2021	20,000	20,162
GO, 5.00%, 8/1/2023	40,000	42,284
Los Rios Community College District, Election of 2002
Series F, GO, 3.00%, 8/1/2021	45,000	45,217
Series F, GO, 4.00%, 8/1/2022	30,000	31,371
Los Rios Community College District, Election of 2008
Series C, GO, 4.00%, 8/1/2021	75,000	75,484
Series B, GO, 5.00%, 8/1/2021	75,000	75,606
Lowell Joint School District GO, 5.00%, 8/1/2021	30,000	30,239
Lucia Mar Unified School District GO, NATL-RE, 5.25%, 8/1/2022	55,000	58,314
Lucia Mar Unified School District, Election of 2016 Series 2016B, GO, 5.00%, 8/1/2021	95,000	95,768
Madera Unified School District, Election of 2018 GO, 5.00%, 8/1/2021	45,000	45,362
Manteca Redevelopment Agency, Successor Agency Series 2020A, Rev., 4.00%, 10/1/2022	130,000	136,297

Investments	Principal Amount($)	Value($)
Manteca Unified School District, Election of 2014 Series C, GO, 3.00%, 8/1/2021	80,000	80,385
Marin Community College District
GO, 4.00%, 8/1/2021	105,000	105,677
GO, 3.00%, 8/1/2022 (b)	30,000	31,008
GO, 5.00%, 8/1/2022	20,000	21,147
Marin Emergency Radio Authority Rev., 2.00%, 8/1/2021	25,000	25,079
Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 4.00%, 7/1/2021	70,000	70,222
Marysville Joint Unified School District COP, AGM, Zero Coupon, 6/1/2022	300,000	155,207
Menlo Park City School District, Crossover Capital Appreciation GO, 5.00%, 7/1/2022 (b)	25,000	26,328
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	250,000	79,515
Metropolitan Water District of Southern California, Waterworks
Series 2017A, Rev., 2.00%, 7/1/2021	100,000	100,156
Series 2012G, Rev., 4.00%, 7/1/2021	20,000	20,063
Series 2018A, Rev., 5.00%, 7/1/2021	70,000	70,278
Series 2017B, Rev., 5.00%, 8/1/2021	60,000	60,239
Series 2011C, Rev., 5.00%, 10/1/2021	175,000	177,855
Rev., 5.00%, 1/1/2022	20,000	20,574
Series 2018A, Rev., 5.00%, 7/1/2022	25,000	26,332
Series 2011C, Rev., 5.00%, 10/1/2022	100,000	101,627
Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	26,935
Midpeninsula Regional Open Space District Series A, GO, 4.00%, 9/1/2021	30,000	30,292
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1
Rev., 5.00%, 9/1/2021	50,000	50,606
Rev., 5.00%, 9/1/2022	100,000	105,647

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Milpitas Unified School District
GO, 5.00%, 8/1/2021	20,000	20,162
Series 2018A, GO, 5.00%, 8/1/2021	150,000	151,213
GO, 5.00%, 8/1/2022	60,000	63,440
Modesto Irrigation District, Domestic Water Project Series 2013G, Rev., AGM, 5.00%, 9/1/2021	25,000	25,305
Modesto Irrigation District, Electrical System
Rev., 5.00%, 10/1/2021	200,000	203,263
Series 2012A, Rev., 5.00%, 7/1/2022	30,000	31,598
Mojave Unified School District School Facilities Improvement District No. 1 GO, AGM, 4.00%, 8/1/2021 (b)	45,000	45,291
Mojave Water Agency Public Facilities Corp.
Series 2014A, Rev., 5.00%, 9/1/2021	30,000	30,364
Series 2017A, Rev., 5.00%, 6/1/2022	35,000	36,722
Monterey Peninsula Community College District, Tax-Exempt Series A, GO, 4.00%, 8/1/2021	70,000	70,452
Moraga Elementary School District Series B, GO, 4.00%, 8/1/2021	50,000	50,323
Moreland School District, Election of 2010 Series B, GO, 4.00%, 8/1/2021	40,000	40,255
Morgan Hill Redevelopment Agency Successor Agency Series 2013A, Rev., 5.00%, 9/1/2021 (b)	25,000	25,306
Morongo Unified School District
Series 2018A, GO, 4.00%, 8/1/2021	30,000	30,192
Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,907
Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,170
Moulton-Niguel Water District Rev., 5.00%, 9/1/2021	100,000	101,220

Investments	Principal Amount($)	Value($)
Mount Diablo Unified School District, Election of 2002 Series C, GO, 4.00%, 8/1/2021	80,000	80,512
Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 4.00%, 8/1/2022	25,000	26,134
Mount San Antonio Community College District
GO, 5.00%, 6/1/2022	40,000	41,968
Series 2013A, GO, 5.00%, 9/1/2022	20,000	21,228
Mount San Antonio Community College District, Election of 2018
Series 2019A, GO, 4.00%, 8/1/2021	105,000	105,677
Series 2019A, GO, 4.00%, 8/1/2022	20,000	20,914
Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series A, GO, 4.00%, 8/1/2021	25,000	25,161
M-S-R Public Power Agency Series 2018R, Rev., 5.00%, 7/1/2021	25,000	25,099
Municipal Improvement Corp. of Los Angeles, Capital Equipment
Series 2016A, Rev., 5.00%, 11/1/2021	75,000	76,526
Series 2012-A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,922
Series 2018A, Rev., 5.00%, 11/1/2023	50,000	55,726
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2021	350,000	355,672
Series 2016B, Rev., 5.00%, 11/1/2021	505,000	515,272
Series C, Rev., 5.00%, 3/1/2022 (b)	20,000	20,738
Series 2020-B, Rev., 5.00%, 11/1/2022	25,000	26,734
Series 2016B, Rev., 5.00%, 11/1/2023	25,000	27,863
Napa Sanitation District
Rev., 4.00%, 8/1/2021	50,000	50,323
Series 2012A, COP, 4.00%, 8/1/2022	40,000	41,833
Napa Valley Unified School District GO, 5.00%, 8/1/2021	25,000	25,198

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Natomas Unified School District, Election of 2002 Series 2004-B, GO, NATL-RE, Zero Coupon, 9/1/2022 (b)	30,000	29,884
Nevada Joint Union High School District Series A, GO, 5.00%, 8/1/2021	50,000	50,404
New Haven Unified School District
Series A, GO, 3.00%, 8/1/2021	100,000	100,476
Series B, GO, 5.00%, 8/1/2021	300,000	302,412
Newport Mesa Unified School District, Election of 2005 GO, Zero Coupon, 8/1/2021 (b)	200,000	48,969
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/2021	25,000	25,613
North Orange County Community College District, Capital Appreciation Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,930
North Orange County Community College District, Election of 2014
Series 2014B, GO, 4.00%, 8/1/2021	175,000	176,129
Series 2014B, GO, 4.00%, 8/1/2022	30,000	31,371
Northern California Power Agency, Hydroelectric Project
Series 2019A, Rev., 5.00%, 7/1/2021	100,000	100,391
Series 1986A, Rev., AMBAC, 7.50%, 7/1/2021 (b)	380,000	382,270
Series 2018A, Rev., 5.00%, 7/1/2022	30,000	31,565
Series 2019A, Rev., 5.00%, 7/1/2023	25,000	27,493
Norwalk-La Mirada Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2021	25,000	25,162
Novato Unified School District
GO, 5.00%, 8/1/2021 (b)	20,000	20,162
GO, 5.00%, 8/1/2022	25,000	26,433
Series 2014A, GO, 5.00%, 8/1/2023	90,000	99,441
Oak Grove School District GO, 5.00%, 8/1/2022	25,000	26,440

Investments	Principal Amount($)	Value($)
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2021	200,000	204,068
Oakland Unified School District Series 2016A, GO, 4.00%, 8/1/2021	50,000	50,310
Oakley Union Elementary School District Series 2017A, GO, 4.00%, 8/1/2022	30,000	31,360
Oceanside Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2021	25,000	25,305
Oceanside Unified School District
GO, 4.00%, 8/1/2021	50,000	50,320
GO, 5.00%, 8/1/2022	30,000	31,709
Ohlone Community College District
GO, 4.00%, 8/1/2021	155,000	156,000
GO, 5.00%, 8/1/2022 (b)	45,000	47,575
GO, 5.00%, 8/1/2022	115,000	121,594
Ohlone Community College District, Election of 2010
Series A, GO, 5.00%, 8/1/2021 (b)	50,000	50,406
Series A-1, GO, 5.00%, 8/1/2021 (b)	25,000	25,203
Series 2011A, GO, 5.25%, 8/1/2021 (b)	20,000	20,170
Olivenhain Municipal Water District Series 2016A, Rev., 5.00%, 6/1/2022	50,000	52,460
Ontario Public Financing Authority
Rev., 5.00%, 7/1/2021	35,000	35,139
Rev., AGM, 5.00%, 11/1/2023	100,000	111,220
Orange County Local Transportation Authority, Measure M2 Sales Tax & Limited Tax Rev., 5.00%, 2/15/2022	25,000	25,863
Orange County Sanitation District Series 2018A, COP, 5.00%, 8/15/2021	245,000	246,969
Orange County Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 2/1/2022	25,000	25,822

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Orange Redevelopment Agency Successor Agency, Merged and Amended Redevelopment Project Area 2014 Tax Allocation Series 2014A, Rev., 5.00%, 9/1/2021	25,000	25,304
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	90,000	99,613
Orchard School District GO, 5.00%, 8/1/2023	25,000	27,628
Orinda Union School District, Election of 2018 Series A, GO, 3.00%, 8/1/2021	125,000	125,601
Oxnard Union High School District GO, 4.00%, 8/1/2021	25,000	25,161
Oxnard Union High School District, Election of 2018
Series A, GO, 4.00%, 8/1/2021	25,000	25,161
Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,914
Series B, GO, 4.00%, 8/1/2022	25,000	26,143
Pacific Grove Unified School District
GO, 4.00%, 8/1/2021	25,000	25,161
Series A, GO, 4.00%, 8/1/2021	25,000	25,161
Series 2015A, GO, 5.00%, 8/1/2022	55,000	58,154
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	57,810
Pajaro Valley Unified School District Series 2013A, GO, 4.00%, 8/1/2021	25,000	25,160
Pajaro Valley Water Management Agency Rev., AGM, 5.00%, 3/1/2022	50,000	51,763
Palm Springs Community Redevelopment Agency Successor Agency Rev., 5.00%, 9/1/2021	85,000	86,031
Palm Springs Financing Authority, Convention Center Project
Series 2012A, Rev., 3.00%, 11/1/2021	150,000	151,672
Series 2012A, Rev., 3.13%, 11/1/2022	25,000	25,988
Series 2012A, Rev., 3.25%, 11/1/2023	55,000	57,208
Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022 (b)	140,000	145,412

Investments	Principal Amount($)	Value($)
Palm Springs Unified School District GO, 4.00%, 8/1/2021	60,000	60,377
Palomar Community College District
GO, 5.00%, 5/1/2022	25,000	26,123
GO, 5.00%, 5/1/2024	50,000	56,855
Palomar Community College District, Election of 2006 Series 2010B, GO, Zero Coupon, 8/1/2021	250,000	249,950
Paramount Unified School District, Election of 2006
Series 2020C, GO, 4.00%, 8/1/2022	20,000	20,885
GO, Zero Coupon, 8/1/2023 (b)	165,000	22,539
GO, 4.50%, 8/1/2023 (b)	20,000	21,897
Pasadena Public Financing Authority, Rose Bowl Renovation Project
Series 2016A, Rev., 5.00%, 4/1/2022	25,000	26,023
Series 2016A, Rev., 5.00%, 4/1/2023	75,000	81,346
Pasadena Unified School District, Election of 2008 GO, 5.00%, 5/1/2022 (b)	40,000	41,805
Peralta Community College District
Series 2016A, GO, 5.00%, 8/1/2021	50,000	50,400
Series 2020A, GO, 5.00%, 8/1/2022	25,000	26,415
Perris Elementary School District COP, 4.00%, 9/1/2021	25,000	25,227
Perris Union High School District, Election of 2018 Series 2019A, GO, AGM, 5.00%, 9/1/2022	50,000	53,005
Petaluma Joint Union High School District GO, 2.00%, 8/1/2021	25,000	25,033
Pico Rivera Public Financing Authority
Rev., 4.00%, 9/1/2021	40,000	40,386
Rev., 4.00%, 9/1/2022	30,000	31,457
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	33,595
Pismo Beach Public Financing Authority, Wastewater Project Rev., 5.00%, 12/1/2021	30,000	30,732
Pittsburg Successor Agency Redevelopment Agency, Los Medanos Community Development District Rev., AGM, 5.00%, 8/1/2021	25,000	25,201

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pittsburg Unified School District
Rev., AGM, Zero Coupon, 9/1/2021 (b)	175,000	48,587
GO, 5.00%, 8/1/2022	25,000	26,425
Placentia-Yorba Linda Unified School District
GO, 5.00%, 8/1/2021	35,000	35,281
COP, AGM, 4.25%, 10/1/2021	25,000	25,343
Series 2016A, COP, AGM, 5.00%, 10/1/2022	25,000	26,539
Placer Union High School District School Facilities Improvement District No. 2, Election of 2018 Series A, GO, 5.00%, 8/1/2021	50,000	50,404
Placer Union High School District, Capital Appreciation Series 2000A, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,879
Pleasanton Unified School District
GO, 3.00%, 8/1/2021	435,000	437,093
Series 2013A, GO, 5.00%, 8/1/2021	65,000	65,526
GO, 4.00%, 8/1/2022	25,000	26,142
Pomona Unified School District, Election of 2008 Series C, GO, 5.13%, 8/1/2021 (b)	50,000	50,412
Pomona Unified School District, Election of 2016 Series C, GO, AGM, 5.00%, 8/1/2021	45,000	45,362
Port of Los Angeles, Harbor Department
Series 2014B, Rev., 5.00%, 8/1/2021	180,000	181,426
Series 2015A, Rev., 5.00%, 8/1/2021	100,000	100,792
Series 2014C, Rev., 3.00%, 8/1/2022	25,000	25,822
Poway Unified School District GO, 5.00%, 8/1/2021 (b)	210,000	211,703
Poway Unified School District Public Financing Authority, Community Facility District, Special Tax Series 2017A, Rev., 4.00%, 9/1/2021	30,000	30,290

Investments	Principal Amount($)	Value($)
Poway Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 8/1/2022	35,000	36,994
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023	25,000	27,435
Rancho Cucamonga Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	35,000	37,022
Rancho Santa Fe School District GO, 5.00%, 8/1/2021	25,000	25,202
Rancho Santiago Community College District
GO, 4.00%, 9/1/2021	50,000	50,487
GO, 4.00%, 9/1/2022	25,000	26,223
Rancho Water District Financing Authority Series 2016B, Rev., 5.00%, 8/1/2021	35,000	35,283
Redondo Beach Unified School District, Election of 2000 Series C,D&E, GO, AGM, 3.70%, 8/1/2022 (b)	40,000	41,670
Redwood City School District GO, AGM, 5.00%, 8/1/2022	25,000	26,433
Reed Union School District GO, 4.00%, 8/1/2021	50,000	50,323
Regents of the University of California Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2022	165,000	172,724
Series 2016L, Rev., 5.00%, 5/15/2023	25,000	27,346
Series 2016L, Rev., 4.00%, 5/15/2025	20,000	22,767
Rialto Redevelopment Agency, Merged Project Area Series 2014A, Rev., 5.00%, 9/1/2022	50,000	52,888
Rio Elementary School District, Election of 2018 Series A, GO, AGM, 4.00%, 8/1/2022	30,000	31,371
Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2021	50,000	50,404
Riverside Community College District Series 2014A, GO, 5.00%, 8/1/2021	45,000	45,364
Riverside County Asset Leasing Corp., County Administrative Center Rev., 5.00%, 11/1/2021	50,000	51,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Riverside County Office of Education Pooled Notes Series B, Rev., TRAN, 2.00%, 12/31/2021	25,000	25,271
Riverside County Public Financing Authority, Tax Allocation, Project Area No. 1 Series 2015A, Rev., 5.00%, 10/1/2022	75,000	79,348
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2021	20,000	20,000
Series 2018A, Rev., 5.00%, 6/1/2021	40,000	40,000
Series 2017A, Rev., 4.00%, 6/1/2022	20,000	20,764
Series 2013A, Rev., 5.00%, 6/1/2022	25,000	26,204
Series 2016A, Rev., 5.00%, 6/1/2022	135,000	141,503
Series 2018A, Rev., 5.00%, 6/1/2022	40,000	41,927
Series 2013A, Rev., 5.00%, 6/1/2023	40,000	43,812
Series 2017A, Rev., 5.00%, 6/1/2023	25,000	27,383
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2021	100,000	100,000
Riverside Redevelopment Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2022	40,000	42,310
Riverside Unified School District Financing Authority, Superior Lien Series A, Rev., 5.00%, 9/1/2022	75,000	79,410
Riverside Unified School District, Election of 2016 Series A, GO, 5.00%, 8/1/2021	125,000	126,011
Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	26,741
Rocklin Unified School District Community Facilities District, Capital Appreciation Rev., AMBAC, Zero Coupon, 9/1/2022	95,000	94,617

Investments	Principal Amount($)	Value($)
Roseville Joint Union High School District
GO, 5.00%, 8/1/2021	145,000	146,173
Series B, GO, 5.00%, 8/1/2021	25,000	25,202
Rowland Unified School District
GO, 4.00%, 8/1/2021	110,000	110,710
GO, 5.00%, 8/1/2022	25,000	26,433
Sacramento Area Flood Control Agency, Natomas Basin Local Assessment 5.00%, 10/1/2021	50,000	50,812
Sacramento City Financing Authority, EPA Building Series 2013A, Rev., 5.00%, 5/1/2022	280,000	292,520
Sacramento City Financing Authority, Master Lease Program Facilities Series E, Rev., AMBAC, 5.25%, 12/1/2022	35,000	37,694
Sacramento County Sanitation Districts Financing Authority Series 2011A, Rev., 5.00%, 12/1/2021 (b)	100,000	102,461
Sacramento Municipal Utility District, Electric
Series 2011X, Rev., 3.00%, 8/15/2021	25,000	25,148
Series 2011X, Rev., 5.00%, 8/15/2021	100,000	100,999
Series 2017E, Rev., 5.00%, 8/15/2021	30,000	30,300
Series 2018F, Rev., 5.00%, 8/15/2021	60,000	60,599
Series 2011X, Rev., 5.00%, 8/15/2022	40,000	40,399
Series 2016D, Rev., 5.00%, 8/15/2022	55,000	58,251
Series 2018F, Rev., 5.00%, 8/15/2022	75,000	79,433
Series E, Rev., 5.00%, 8/15/2022	20,000	21,182
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	540,000	587,303
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2021	40,000	40,158
Rev., 5.00%, 7/1/2022	275,000	289,712
Sacramento Transportation Authority, Measure A Sales Tax Rev., 5.00%, 10/1/2023	210,000	223,307

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Saddleback Valley Unified School District
GO, 4.00%, 8/1/2021	45,000	45,290
GO, 4.00%, 8/1/2022	25,000	26,143
San Bernardino Community College District
Series A, GO, 5.00%, 8/1/2021	75,000	75,604
Series A, GO, 4.00%, 8/1/2023 (b)	25,000	27,101
San Bernardino Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2021	25,000	25,160
San Diego Community College District
GO, 4.00%, 8/1/2021	145,000	145,935
GO, 5.00%, 8/1/2021	80,000	80,647
GO, 5.00%, 8/1/2022	75,000	79,301
GO, 5.00%, 8/1/2022 (b)	210,000	222,017
San Diego Community College District, Election of 2002 GO, 5.00%, 8/1/2021 (b)	140,000	141,135
San Diego Community College District, Election of 2006
GO, 4.00%, 8/1/2021	80,000	80,516
GO, 5.00%, 8/1/2021	75,000	75,607
GO, 5.00%, 8/1/2021 (b)	140,000	141,136
GO, 4.00%, 8/1/2022	30,000	31,371
GO, 5.00%, 8/1/2023 (b)	40,000	44,226
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2021	30,000	30,118
San Diego County Regional Transportation Commission, Sales Tax
Series 2012A, Rev., 5.00%, 4/1/2022	65,000	67,658
Series 2016A, Rev., 5.00%, 4/1/2022	30,000	31,227
San Diego County Water Authority Rev., 5.00%, 5/1/2022	100,000	104,500
San Diego Housing Authority, Multi-Family Housing, Hillside Views Apartments Series 2018G-1, Rev., VRDO, 0.22%, 6/1/2021(c)	30,000	30,000
San Diego Public Facilities Financing Authority
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	40,000	42,265
Series 2016B, Rev., 5.00%, 8/1/2022	25,000	26,436
Series 2020A, Rev., 5.00%, 8/1/2022	30,000	31,724
Series 2016B, Rev., 5.00%, 8/1/2023	20,000	22,098

Investments	Principal Amount($)	Value($)
San Diego Public Facilities Financing Authority, Ballpark Refunding Rev., 5.00%, 10/15/2022	125,000	133,381
San Diego Public Facilities Financing Authority, Capital Improvement Projects
Series B, Rev., 5.00%, 10/15/2021	45,000	45,822
Series 2012A, Rev., 5.00%, 4/15/2022(b)	50,000	52,147
San Diego Public Facilities Financing Authority, Subordinated Water Series 2016B, Rev., 5.00%, 8/1/2021	100,000	100,811
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 9/1/2024	100,000	115,023
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	25,000	26,680
San Diego Unified Port District Series A, Rev., 5.00%, 9/1/2022	25,000	26,431
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012 Series 2020M-2, GO, 5.00%, 7/1/2022	30,000	31,598
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2020D-2, GO, 5.00%, 7/1/2022	85,000	89,528
San Dieguito Union High School District, Election of 2012
Series 2018D-2, GO, 4.00%, 8/1/2021	80,000	80,513
Series A-2, GO, 4.00%, 8/1/2021	75,000	75,481
Series A-2, GO, 5.00%, 8/1/2022	25,000	26,428
San Elijo Joint Powers Authority, Clean Water Projects Rev., 3.00%, 3/1/2022	85,000	86,871
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 4.00%, 8/1/2021	175,000	176,129
Series D, GO, 3.00%, 8/1/2022	70,000	72,385

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Francisco Bay Area Rapid Transit District, Sales Tax
Series 2012A, Rev., 4.00%, 7/1/2021	30,000	30,095
Rev., 5.00%, 7/1/2021	20,000	20,079
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	75,000	78,943
Series 2015A, Rev., 5.00%, 7/1/2022	40,000	42,131
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2016A, Rev., 5.00%, 5/1/2022 (b)	105,000	109,688
Series 2016A, Rev., 5.00%, 5/1/2023	75,000	81,932
Series 2019D, Rev., 5.00%, 5/1/2024	45,000	51,184
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	28,503
Series B, Rev., 5.00%, 5/1/2026	40,000	41,751
San Francisco City and County Public Utilities Commission Wastewater
Series 2010A, Rev., 5.00%, 10/1/2021	30,000	30,488
Series 2018A, Rev., 5.00%, 10/1/2022	30,000	31,955
San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	160,000	163,129
San Francisco Unified School District, Election of 2016 Series A, GO, 3.00%, 6/15/2021	55,000	55,058
San Francisco Unified School District, Proposition A, Election of 2011
Series 2014B, GO, 5.00%, 6/15/2021	50,000	50,089
Series 2015F&C, GO, 5.00%, 6/15/2021	55,000	55,097
Series 2014B, GO, 5.00%, 6/15/2022	100,000	105,078
San Gabriel Unified School District Series A, GO, 5.00%, 8/1/2021	25,000	25,201
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2022	20,000	20,739
Rev., 5.00%, 3/1/2023	20,000	21,690

Investments	Principal Amount($)	Value($)
San Joaquin Delta Community College District
Series A, GO, 5.00%, 8/1/2021	60,000	60,485
Series 2015A, GO, 5.00%, 8/1/2022	30,000	31,720
San Joaquin Delta Community College District, Election of 2004 Series 2018D, GO, 4.00%, 8/1/2021	40,000	40,258
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	118,295
San Jose Evergreen Community College District
GO, 5.00%, 9/1/2021	155,000	156,891
GO, 5.00%, 9/1/2022	40,000	42,456
San Jose Evergreen Community College District, Election of 2010 Series B, GO, 5.00%, 8/1/2022 (b)	35,000	37,003
San Jose Evergreen Community College District, Election of 2016
Series A, GO, 4.00%, 9/1/2022	20,000	20,979
Series B, GO, 4.00%, 9/1/2022	25,000	26,223
San Jose Financing Authority, Civic Center Project
Series 2013A, Rev., 4.00%, 6/1/2021 (b)	25,000	25,000
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	90,000	94,376
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	50,000	54,834
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	30,000	32,901
San Jose Redevelopment Agency Successor Agency
Series B, Rev., 5.00%, 8/1/2021	55,000	55,437
Series B, Rev., 5.00%, 8/1/2022	40,000	42,255
San Jose Unified School District
GO, 4.00%, 8/1/2021	165,000	166,064
GO, 4.25%, 8/1/2021 (b)	35,000	35,241
GO, 5.00%, 8/1/2021	180,000	181,456
GO, 5.00%, 8/1/2021 (b)	195,000	196,582

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Jose Unified School District, Election of 2012
GO, 3.00%, 8/1/2021	130,000	130,621
Series N, GO, 4.00%, 8/1/2022	25,000	26,137
Series C, GO, 5.00%, 8/1/2022	25,000	26,433
San Juan Unified School District Series 2012C, GO, 4.00%, 8/1/2021 (b)	100,000	100,647
San Juan Unified School District, Election of 2002
GO, 3.00%, 8/1/2021	80,000	80,382
GO, 3.00%, 8/1/2022 (b)	35,000	36,176
GO, 3.00%, 8/1/2022	25,000	25,846
GO, 4.00%, 8/1/2022 (b)	45,000	47,052
GO, 3.00%, 8/1/2023	25,000	26,526
San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2021	200,000	201,283
San Juan Unified School District, Election of 2016 Series 2019P, GO, 4.00%, 8/1/2021	150,000	150,963
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	52,742
San Leandro Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2021	50,000	50,314
San Lorenzo Unified School District
GO, 3.00%, 8/1/2022	25,000	25,118
GO, 5.00%, 8/1/2023	25,000	27,605
San Lorenzo Valley Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	25,000	26,143
San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	25,000	26,900
San Marcos Unified School District, Election of 2010
Series A, GO, 5.00%, 8/1/2021	45,000	45,362
Series A, GO, 5.00%, 8/1/2021 (b)	45,000	45,365
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	27,134
San Marino Unified School District GO, 5.00%, 8/1/2021	30,000	30,243

Investments	Principal Amount($)	Value($)
San Mateo County Transit District
Series 2015A, Rev., 5.00%, 6/1/2021	55,000	55,000
Series 2015A, Rev., 5.00%, 6/1/2022	50,000	52,460
San Mateo Foster City School District GO, 5.00%, 8/15/2022	90,000	95,320
San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	40,000	42,289
San Mateo Joint Powers Financing Authority, Capital Projects, Maple Street Correctional Center Rev., 5.00%, 6/15/2021	25,000	25,044
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center
Series 2014A, Rev., 4.00%, 6/15/2021	65,000	65,091
Series 2014A, Rev., 5.00%, 6/15/2022	25,000	26,258
San Mateo Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 8/1/2021	50,000	50,402
San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	65,000	68,991
San Rafael City Elementary School District
GO, 4.00%, 8/1/2021	20,000	20,129
GO, 5.00%, 8/1/2021 (b)	25,000	25,203
San Rafael City Elementary School District, Election of 2011 Series 2015C, GO, 5.00%, 8/1/2021	35,000	35,283
San Rafael City High School District
GO, 5.00%, 8/1/2021	25,000	25,202
GO, 5.00%, 8/1/2021 (b)	30,000	30,244
San Rafael City High School District, Election of 2015 Series C, GO, 4.00%, 8/1/2021	25,000	25,161
San Rafael Joint Powers Financing Authority, Public Safety Facilities Project Rev., 4.00%, 6/1/2022	70,000	72,746
San Ramon Valley Unified School District
GO, 4.00%, 8/1/2021	115,000	115,742
GO, 5.00%, 8/1/2022 (b)	120,000	126,867
GO, 5.00%, 8/1/2022	75,000	79,300

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Santa Ana College Improvement District #1 Rancho Santiago Community College District, Election of 2012
Series 2014A, GO, 5.00%, 8/1/2021	20,000	20,162
Series 2019C, GO, 4.00%, 8/1/2022	45,000	47,057
Series 2014A, GO, 5.00%, 8/1/2022	20,000	21,146
Santa Barbara Community College District GO, 5.00%, 8/1/2021	25,000	25,202
Santa Barbara Unified School District
GO, 5.00%, 8/1/2021	20,000	20,162
Series A, GO, 5.00%, 8/1/2022	30,000	31,720
Santa Barbara Unified School District, Election of 2010 Series D, GO, 5.00%, 8/1/2021	45,000	45,364
Santa Clara County Board of Education COP, 5.00%, 4/1/2022	30,000	31,206
Santa Clara County Financing Authority
Series 2018A, Rev., 5.00%, 4/1/2022	25,000	26,027
Series 2018A, Rev., 5.00%, 11/15/2022	100,000	107,153
Santa Clara Unified School District GO, 5.00%, 7/1/2021	20,000	20,080
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2015A, Rev., 5.00%, 4/1/2022	30,000	31,227
Santa Clara Valley Transportation Authority, Sales Tax
Series 2017B, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2017B, Rev., 5.00%, 6/1/2023	25,000	27,435
Santa Clara Valley Water District, Water Utility System Improvement Projects Series 2016C, COP, 5.00%, 6/1/2021	20,000	20,000
Santa Clarita Community College District
GO, 5.00%, 8/1/2021	95,000	95,768
GO, 4.00%, 8/1/2022	35,000	36,600

Investments	Principal Amount($)	Value($)
Santa Cruz City Elementary School District GO, 4.00%, 8/1/2021	50,000	50,323
Santa Cruz City High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	25,000	26,433
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 3.00%, 9/1/2022	50,000	51,619
Santa Margarita-Dana Point Authority Series 2020A, Rev., 5.00%, 6/1/2022	45,000	47,214
Santa Margarita-Dana Point Authority, Water District Improvement Rev., 4.00%, 8/1/2021	90,000	90,581
Santa Monica Community College District, Election of 2004 and Election of 2008 Series A, GO, 4.00%, 8/1/2021	65,000	65,419
Santa Monica Community College District, Election of 2008
Series 2014B, GO, 5.00%, 8/1/2021	55,000	55,445
Series 2014B, GO, 5.00%, 8/1/2022	35,000	37,007
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2021	25,000	25,161
Santa Monica Public Financing Authority, City Services Building Project Series 2011A, Rev., 5.00%, 6/1/2021	25,000	25,000
Santa Monica Public Financing Authority, Downtown Fire Station Project Rev., 5.00%, 7/1/2021	35,000	35,139
Santa Monica-Malibu Unified School District
Series 2016A, GO, 4.00%, 7/1/2022	65,000	67,761
GO, 4.00%, 8/1/2022	50,000	52,285
Santa Monica-Malibu Unified School District, Election of 2012 Series 2012D, GO, 4.00%, 8/1/2021	100,000	100,645

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Santa Rosa High School District
GO, 4.00%, 8/1/2021	20,000	20,128
GO, 4.00%, 8/1/2022	85,000	88,844
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects
Series 2017A, Rev., 5.00%, 8/1/2021	35,000	35,283
Series 2017A, Rev., 5.00%, 8/1/2022	25,000	26,434
Savanna School District, Election of 2012
Series 2012A, GO, AGM, 5.00%, 8/1/2021	70,000	70,549
Series 2012A, GO, AGM, 4.00%, 8/1/2022 (b)	145,000	151,611
Scotts Valley Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2021	140,000	140,903
Seaside Redevelopment Agency Successor Agency, Tax Allocation Rev., 5.00%, 8/1/2022	65,000	68,444
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	45,880
Shasta-Tehama-Trinity Joint Community College District
Series B, GO, 3.00%, 8/1/2021	70,000	70,328
GO, 5.00%, 8/1/2021 (b)	95,000	95,770
GO, 5.00%, 8/1/2022	50,000	52,818
Shoreline Unified School District, Election of 2018 Series A, GO, 4.00%, 8/1/2021	30,000	30,194
Signal Hill Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 10/1/2022	25,000	26,543
Silicon Valley Clean Water, Wastewater
Rev., 5.00%, 2/1/2022 (b)	25,000	25,821
Rev., 5.00%, 8/1/2022 (b)	135,000	142,701
Series A, Rev., 3.00%, 3/1/2024	145,000	153,711
Simi Valley Public Financing Authority, Public Facilities Series 2014A, Rev., 5.00%, 10/1/2022	110,000	117,199
Simi Valley Unified School District
Series 2016B, GO, 4.00%, 8/1/2021	140,000	140,903
GO, 4.00%, 8/1/2022	30,000	31,371

Investments	Principal Amount($)	Value($)
Simi Valley Unified School District, Election of 2016 Series C, GO, 4.00%, 8/1/2022	25,000	26,143
Siskiyou Community College District GO, 4.00%, 8/1/2021	25,000	25,154
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	44,187
Sonoma County Junior College District
Series B, GO, 4.00%, 8/1/2021	80,000	80,516
Series B, GO, 4.00%, 8/1/2023	55,000	59,594
Sonoma County Junior College District, Election of 2014 Series A, GO, 4.00%, 8/1/2022	35,000	36,600
Sonoma County Transportation Authority, Limited Tax
Rev., 5.00%, 12/1/2021	20,000	20,491
Rev., 5.00%, 12/1/2022	60,000	64,421
Rev., 5.00%, 12/1/2023	45,000	50,392
Sonoma County Water and Wastewater Financing Authority Rev., 4.00%, 8/1/2022	25,000	26,134
Sonoma-Marin Area Rail Transit District, Measure Q Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	55,000	57,029
Sonoma-Marin Area Rail Transit District, Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	40,000	41,476
South Placer Wastewater Authority Rev., 5.00%, 11/1/2021	35,000	35,710
South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	43,888
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Rev., NATL-RE, 5.25%, 9/15/2022	60,000	63,990
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021 (b)	70,000	70,279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Southern California Public Power Authority, Milford Wind Corridor Phase II Project Series 2011-1, Rev., 5.25%, 7/1/2021	135,000	135,560
Southern California Public Power Authority, Milford Wind Corridor Phase-1 Project Rev., 5.00%, 7/1/2022	40,000	42,122
Southern California Public Power Authority, Southern Transmission Project Series 2018A, Rev., 5.00%, 7/1/2022	50,000	52,652
Southern California Public Power Authority, Transmission Project
Rev., 5.00%, 7/1/2021	155,000	155,615
Series 2015A, Rev., 4.00%, 7/1/2022	85,000	88,591
Southern California Water Replenishment District Rev., 5.00%, 8/1/2021	75,000	75,607
Southwestern Community College District, Election of 2008 Series C, GO, 5.00%, 8/1/2021 (b)	125,000	126,014
Standard School District, Election of 2006 Series B, GO, 4.00%, 8/1/2021	30,000	30,188
State Center Community College District
GO, 5.00%, 8/1/2021	25,000	25,201
GO, 5.00%, 8/1/2022	30,000	31,706
State of California Department of Water Resources, Central Valley Project, Water System
Rev., 5.00%, 12/1/2021	35,000	35,857
Series AJ, Rev., 5.00%, 12/1/2021	140,000	143,428
Series AJ, Rev., 5.00%, 12/1/2021 (b)	140,000	143,397
Series AM, Rev., 5.00%, 12/1/2021	140,000	143,428
Series AQ, Rev., 5.00%, 12/1/2021	20,000	20,490
Series AS, Rev., 5.00%, 12/1/2021	85,000	87,081
Series AW, Rev., 5.00%, 12/1/2021	40,000	40,980
Series AX, Rev., 5.00%, 12/1/2021	45,000	46,102
Series BA, Rev., 5.00%, 12/1/2021	65,000	66,592

Investments	Principal Amount($)	Value($)
State of California Department of Water Resources, Power Supply
Series 2015O, Rev., 4.00%, 5/1/2022 (b)	125,000	129,499
Series 2015O, Rev., 5.00%, 5/1/2022 (b)	260,000	271,733
State of California, Various Purpose
GO, 5.00%, 8/1/2021	185,000	186,493
GO, 3.25%, 9/1/2021	270,000	272,120
GO, 4.00%, 9/1/2021	50,000	50,485
GO, 5.00%, 9/1/2021	590,000	597,184
GO, 3.50%, 10/1/2021	150,000	151,699
GO, 5.00%, 10/1/2021	340,000	345,535
GO, 4.00%, 11/1/2021	70,000	71,137
GO, 5.00%, 11/1/2021	360,000	367,338
GO, 3.00%, 12/1/2021	35,000	35,509
GO, 5.00%, 12/1/2021	125,000	128,061
GO, 5.00%, 2/1/2022	380,000	392,449
GO, 3.00%, 3/1/2022	330,000	337,238
GO, 5.00%, 5/1/2022	20,000	20,900
GO, 5.00%, 8/1/2022	380,000	401,742
GO, 4.00%, 9/1/2022	50,000	52,440
GO, 5.00%, 9/1/2022	215,000	228,172
GO, 5.25%, 9/1/2022	50,000	53,219
GO, 5.00%, 10/1/2022	135,000	143,817
GO, 5.25%, 10/1/2022	30,000	32,059
GO, 5.00%, 11/1/2022	25,000	26,738
GO, 3.00%, 12/1/2022	25,000	26,091
GO, 4.00%, 12/1/2022	35,000	37,050
GO, 3.00%, 3/1/2023	50,000	52,509
GO, 5.00%, 4/1/2023	40,000	43,562
GO, 5.25%, 9/1/2025	30,000	30,386
Stockton Public Financing Authority Rev., BAN, 1.40%, 6/1/2022	3,935,000	3,936,843
Stockton Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2021	50,000	50,404
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023	25,000	26,509
Sunnyvale Elementary School District GO, 5.00%, 9/1/2022	25,000	26,535
Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2021	50,000	50,486

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sweetwater Authority Series 2016A, Rev., 4.00%, 4/1/2022	20,000	20,655
Sylvan Union School District GO, 5.00%, 8/1/2021	35,000	35,281
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	34,418
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	75,000	79,300
Tahoe-Truckee Unified School District, School Facilities Improvement District No. 2 Series B, GO, 4.00%, 8/1/2021	35,000	35,226
Tamalpais Union High School District GO, 4.00%, 8/1/2022	30,000	31,371
Temecula Valley Unified School District Financing Authority, Special Tax Rev., 5.00%, 9/1/2022	65,000	68,839
The Tracy Joint Unified School District, Election of 2008, School Facilities Improvement District No. 3 Series 2011B, GO, Zero Coupon, 8/1/2021 (b)	100,000	38,624
Tobacco Securitization Authority of Northern California
Series 2021A, Class I, Rev., 5.00%, 6/1/2024	105,000	119,990
Rev., 5.00%, 6/1/2025	105,000	124,246
Tobacco Securitization Authority of Southern California Series 2019A, Class I, Rev., 5.00%, 6/1/2023	150,000	164,691
Torrance Unified School District, Election of 2008 GO, 5.00%, 8/1/2022 (b)	25,000	26,431
Tracy Community Development Agency, Successor Agency, Tax Allocation Rev., AGM, 5.00%, 8/1/2022	70,000	73,794
Tracy Unified School District GO, 5.00%, 8/1/2021	45,000	45,364
Tracy Unified School District School Facilities Improvement District No. 3, Election of 2014 GO, 4.00%, 8/1/2022	30,000	31,371

Investments	Principal Amount($)	Value($)
Turlock Public Financing Authority, Sewer Rev., 4.00%, 9/15/2022	25,000	26,258
Tustin Unified School District, Community Facilities District No. 88-10F Rev., 5.00%, 9/1/2022	75,000	79,342
Tustin Unified School District, School Facilities Improvement District No. 2002-1 GO, 6.00%, 8/1/2021	250,000	252,394
Tustin Unified School District, School Facilities Improvement District No. 2008-1, Election of 2008
Series D, GO, 5.00%, 8/1/2021	25,000	25,202
GO, 5.25%, 8/1/2021 (b)	35,000	35,298
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1
GO, 5.00%, 6/1/2022	35,000	36,722
GO, 5.00%, 8/1/2022	30,000	31,720
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	35,655
Twin Rivers Unified School District
Series A, GO, AGM, 5.00%, 8/1/2022	50,000	52,764
Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	169,418
Ukiah Unified School District, Election of 2020 Series A, GO, AGM, 4.00%, 8/1/2021	40,000	40,241
Union City Community Redevelopment Project, Tax Allocation Series 2017B, Rev., 5.00%, 10/1/2021	170,000	172,756
University of California
Series 2015AO, Rev., 4.00%, 5/15/2022	20,000	20,750
Series 2015AO, Rev., 5.00%, 5/15/2022	135,000	141,346
Series 2018AZ, Rev., 5.00%, 5/15/2022	50,000	52,350
Series 2020BE, Rev., 5.00%, 5/15/2022	65,000	68,056
Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	21,898
Series S, Rev., 5.00%, 5/15/2023(e)	3,000,000	3,172,140

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series AK, Rev., 5.00%, 5/15/2023 (c)	475,000	519,512
Series S, Rev., 5.00%, 5/15/2025 (e)	4,000,000	4,553,842
Series S, Rev., 5.00%, 5/15/2026 (e)	1,520,000	1,784,801
University of California, Limited Project
Series 2015-I, Rev., 5.00%, 5/15/2022	155,000	162,226
Series 2015-I, Rev., 5.00%, 5/15/2024	135,000	153,823
Upland Unified School District, Election of 2008 Series 2019E, GO, 4.00%, 8/1/2021	25,000	25,160
Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	26,431
Vacaville Unified School District Series C, GO, 5.00%, 8/1/2021	30,000	30,243
Vacaville Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2021	75,000	75,484
Ventura County Community College District
Series 2008C, GO, Zero Coupon, 8/1/2021	100,000	99,957
GO, 4.00%, 8/1/2021 (b)	75,000	75,485
GO, 4.25%, 8/1/2021	95,000	95,652
GO, 5.00%, 8/1/2021	115,000	115,930
GO, 5.00%, 8/1/2021 (b)	180,000	181,460
Ventura County Public Financing Authority
Series 2013B, Rev., 5.00%, 11/1/2022	25,000	26,734
Series 2016A, Rev., 5.00%, 11/1/2024	25,000	28,992
Ventura Unified School District GO, 5.00%, 8/1/2021	45,000	45,362
GO, 5.00%, 8/1/2022	30,000	31,709
Victor Elementary School District GO, 5.00%, 8/1/2021	25,000	25,201
Victor Valley Union High School District
Series 2016B, GO, AGM, 3.00%, 8/1/2021	25,000	25,116
Series 2016A, GO, 5.00%, 8/1/2022	30,000	31,684

Investments	Principal Amount($)	Value($)
Vista Joint Powers Financing Authority Rev., 5.00%, 5/1/2022	125,000	130,601
Vista Unified School District
GO, 4.00%, 8/1/2021	25,000	25,160
GO, 5.00%, 8/1/2021	25,000	25,201
GO, 5.00%, 8/1/2022 (b)	40,000	42,289
Vista Unified School District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2022	25,000	26,424
Walnut Valley Unified School District
GO, 4.00%, 8/1/2021	90,000	90,580
GO, 5.00%, 8/1/2021 (b)	135,000	136,095
GO, 5.00%, 8/1/2022	20,000	21,147
Washington Township Health Care District Series 2015A, Rev., 5.00%, 7/1/2021	275,000	275,966
West Basin Municipal Water District
Series 2011A, Rev., 5.00%, 8/1/2021	170,000	171,375
Series 2012A, Rev., 5.00%, 8/1/2023	40,000	41,283
West Contra Costa Healthcare District, Financing Program COP, 5.00%, 7/1/2021 (b)	165,000	165,644
West Contra Costa Unified School District, Election of 2010
Series 2011A, GO, 5.00%, 8/1/2021 (b)	25,000	25,203
Series 2011A, GO, AGM, 5.25%, 8/1/2021 (b)	245,000	247,087
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	84,874
West Sonoma County Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2022	35,000	36,587
West Valley-Mission Community College District
GO, 5.00%, 8/1/2021	55,000	55,445
Series B, GO, 5.00%, 8/1/2021	80,000	80,647
Series B, GO, 5.00%, 8/1/2022	25,000	26,433
West Valley-Mission Community College District, Election of 2012
Series 2012A, GO, 5.00%, 8/1/2021	145,000	146,173
Series A, GO, 5.00%, 8/1/2022	25,000	26,433

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2017C, GO, 4.00%, 8/1/2022	25,000	26,143
West Valley-Mission Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2021	100,000	100,645
Western Placer Unified School District, Election of 2014 Series 2015A, GO, AGM, 5.00%, 8/1/2021	25,000	25,201
Western Placer Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2021	30,000	30,192
Western Riverside Water and Wastewater Financing Authority, Eastern Municipal Water District, Local Agency Series A-1, Rev., 5.00%, 9/1/2022	30,000	31,756
Westminster School District, Election of 2016
Series A, GO, 5.00%, 8/1/2021	30,000	30,243
Series A, GO, 5.00%, 8/1/2022	30,000	31,720
Whittier City School District GO, 5.00%, 8/1/2021	25,000	25,201
Whittier Union High School District Series 2015C, GO, 4.00%, 8/1/2022	75,000	78,428
William S Hart Union High School District
GO, 4.00%, 9/1/2021	30,000	30,290
GO, 4.00%, 9/1/2022	50,000	52,434
William S Hart Union High School District, 2008 Election
Series 2013C, GO, 4.00%, 8/1/2021	50,000	50,321
Series B, GO, AGM, 5.00%, 8/1/2021 (b)	35,000	35,284
Windsor Unified School District, Election of 2016 GO, 5.00%, 8/1/2021	325,000	327,612

Investments	Principal Amount($)	Value($)
Yorba Linda Redevelopment Agency, Tax Allocation Series 2017A, Rev., 5.00%, 9/1/2021	75,000	75,909
Yosemite Community College District
GO, 3.00%, 8/1/2022 (b)	30,000	31,008
GO, 5.00%, 8/1/2022 (b)	40,000	42,289
Yosemite Community College District, Capital Appreciation, Election of 2004 Series 2008C, GO, AGM, Zero Coupon, 8/1/2021	100,000	99,972
Yountville Finance Authority Rev., 5.00%, 12/1/2021	25,000	25,611
Yuba Community College District
Series 2016A, GO, 5.00%, 8/1/2021	50,000	50,403
Series 2015B, GO, 4.00%, 8/1/2022	50,000	52,273

Total California		127,192,946

Colorado - 1.9%
Adams & Arapahoe Joint School District 28J Aurora
GO, Zero Coupon, 12/1/2022	25,000	24,920
GO, 5.00%, 12/1/2024	25,000	26,807
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 4.00%, 12/15/2022	75,000	79,505
GO, 5.00%, 12/15/2024	30,000	32,219
Apex Park and Recreation District
GO, 2.00%, 12/1/2021	25,000	25,236
GO, 3.00%, 12/1/2024	50,000	54,499
Arapahoe County School District No. 5 Cherry Creek
Series 2012B, GO, 3.00%, 12/15/2021	25,000	25,391
GO, 5.00%, 12/15/2021	65,000	66,712
Arapahoe County School District No. 6 Littleton
GO, 5.00%, 12/1/2021	105,000	107,544
Series 2019A, GO, 5.00%, 12/1/2022	25,000	26,819
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
Series 2016C, GO, 4.00%, 12/15/2021	30,000	30,630
GO, 5.00%, 12/15/2021	30,000	30,790
Series 2011-B, GO, 5.00%, 12/15/2022	140,000	150,559
Series 2016B, GO, 5.00%, 12/15/2022	45,000	48,394
Boulder Valley School District No. Re-2 Boulder Series 2019A, GO, 6.00%, 12/1/2022	30,000	32,645

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City and County of Broomfield Series A, Rev., 4.50%, 12/1/2022	25,000	26,628
City and County of Denver
Series 2011A, GO, 3.00%, 8/1/2021 (b)	25,000	25,119
Series 2011-A, GO, 3.00%, 8/1/2021 (b)	25,000	25,119
Series 2018A, GO, 5.00%, 8/1/2021	30,000	30,242
Series 2020B, GO, 5.00%, 8/1/2021	45,000	45,363
Series 2020A-2, Rev., 5.00%, 11/15/2021	140,000	143,083
Series 2016A, Rev., 5.00%, 8/1/2022	100,000	105,589
Series 2019C, GO, 5.00%, 8/1/2022	40,000	42,289
Series 2012B, Rev., 5.00%, 11/15/2022 (b)	320,000	342,514
Series B, Rev., 5.00%, 11/15/2022	50,000	53,516
Series B, Rev., 5.00%, 11/15/2025	310,000	331,280
City and County of Denver, Airport System
Series 2016A, Rev., 5.00%, 11/15/2023	95,000	106,067
Series B, Rev., 5.00%, 11/15/2024	125,000	144,788
City of Arvada, Sales and Use Tax Rev., 5.00%, 12/1/2021	25,000	25,611
City of Aurora
COP, 5.00%, 12/1/2021	75,000	76,795
Series 2017B, COP, 5.00%, 12/1/2021	25,000	25,598
COP, 5.00%, 12/1/2022	100,000	107,181
City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2021	25,000	25,201
City of Boulder, Capital Improvement Projects Rev., 4.00%, 10/1/2021	25,000	25,324
City of Boulder, Water & Sewer System Rev., 5.00%, 12/1/2021	50,000	51,222
City of Colorado Springs, Utilities System Improvement
Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	10,000,000	10,000,000

Investments	Principal Amount($)	Value($)
Series 2012C-2, Rev., 4.00%, 11/15/2021	70,000	71,241
Series 2011-A, Rev., 5.00%, 11/15/2021	150,000	153,338
Series 2012B, Rev., 5.00%, 11/15/2021	105,000	107,336
Series 2013B-2, Rev., 5.00%, 11/15/2021	100,000	102,225
Series 2020A, Rev., 5.00%, 11/15/2021	50,000	51,113
Series 2020B, Rev., 5.00%, 11/15/2021	35,000	35,779
Series B-1, Rev., 5.00%, 11/15/2021	20,000	20,445
Series 2011-A, Rev., 5.00%, 11/15/2022	25,000	25,555
Series 2012B, Rev., 5.00%, 11/15/2022	30,000	32,137
Series 2020B, Rev., 5.00%, 11/15/2022	20,000	21,425
Series A-3, Rev., 5.00%, 11/15/2022	50,000	53,561
City of Grand Junction COP, 3.00%, 12/1/2022	25,000	26,029
City of Greeley Rev., 4.00%, 8/1/2021	125,000	125,802
City of Longmon
Series A, COP, 5.00%, 12/1/2022	25,000	26,815
Series A, COP, 4.00%, 12/1/2023	100,000	109,098
City of Longmont, Sales and Use Tax Rev., AGM, 4.25%, 11/15/2021	1,075,000	1,094,528
City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2021	25,000	25,605
City of Longmont, Waterworks Rev., 5.00%, 11/1/2023	25,000	27,901
City of Northglenn COP, 5.00%, 12/1/2022	100,000	107,166
City of Thornton COP, AMBAC, 4.00%, 12/1/2022	30,000	31,706
City of Westminster, Sales and Use Tax Rev., 5.00%, 12/1/2021	160,000	163,910
City of Wheat Ridge, Sales and Use Tax
Series 2017A, Rev., 5.00%, 12/1/2022	25,000	26,815

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	260,000	295,057
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Rev., 5.00%, 11/15/2021	200,000	204,376
Rev., 5.00%, 11/15/2022	450,000	481,506
Rev., 5.00%, 11/20/2025 (c)	65,000	77,779
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	400,000	421,489
Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	65,000	69,423
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	805,000	868,823
Colorado Health Facilities Authority, Children’s Hospital Colorado Project Series 2013A, Rev., 5.00%, 12/1/2022	50,000	53,575
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.
Series 2012C, Rev., 5.00%, 12/1/2021 (b)	75,000	76,819
Rev., 4.00%, 12/1/2022 (b)	155,000	163,921
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	200,000	214,501
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 4.00%, 9/1/2022	80,000	83,472
Rev., 5.00%, 9/1/2022	170,000	179,490
Rev., 5.00%, 9/1/2023	270,000	296,719
Colorado Health Facilities Authority, Retirement Facility, Liberty Heights Project Rev., Zero Coupon, 7/15/2022 (b)	40,000	39,897
Colorado Health Facilities Authority, School Health System
Series 2019A, Rev., 5.00%, 1/1/2022	625,000	642,608
Series 2019A, Rev., 5.00%, 1/1/2023	225,000	242,155
Series 2019A, Rev., 5.00%, 1/1/2025	145,000	168,426
Series 2019A, Rev., 5.00%, 1/1/2026	100,000	120,045

Investments	Principal Amount($)	Value($)
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	670,000	702,783
Colorado Higher Education, Higher Education Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2021	790,000	805,735
Series 2014A, COP, 5.00%, 11/1/2022	150,000	160,181
Colorado Housing and Finance Authority, Multi-Family Project
Series 2019B-2, Class I, Rev., 1.35%, 2/1/2022	110,000	110,181
Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	100,696
Colorado Mesa University Series 2009A, Rev., 5.00%, 5/15/2022	35,000	36,570
Colorado State Education Loan Program
Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	130,000	130,294
Series 2020A, Rev., TRAN, 4.00%, 6/29/2021	285,000	285,866
Colorado Water Resources and Power Development Authority, Clean Water
Series 2010A, Rev., 4.00%, 6/3/2021	25,000	25,003
Series 2019A, Rev., 5.00%, 9/1/2021	30,000	30,363
Colorado Water Resources and Power Development Authority, State Revolving Fund
Series 2019A, Rev., 5.00%, 9/1/2021	150,000	151,815
Series 2019A, Rev., 5.00%, 9/1/2022	35,000	37,135
Counties of Gunnison, Watershed School District No. 1 Series 2014A, GO, 3.00%, 12/1/2021	100,000	101,450
County of Adams
COP, 5.00%, 12/1/2022	25,000	26,795
COP, 5.00%, 12/1/2023	740,000	826,693
County of Boulder, Flood Reconstruction Projects COP, 5.00%, 6/8/2021	160,000	160,130

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Boulder, Open Space Capital Improvement
Series 2011-A, Rev., 4.00%, 7/15/2021	125,000	125,585
Series 2011-B, Rev., 5.25%, 7/15/2021 (b)	100,000	100,618
County of Eagle COP, 5.00%, 12/1/2021	245,000	250,809
County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	50,000	53,591
County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	26,737
County of Jefferson COP, 5.00%, 12/1/2021	25,000	25,603
County of Larimer, Jail Facilities Project COP, 5.00%, 12/1/2021	40,000	40,957
County of Pueblo, Building Acquisition Project
Series 2021B, COP, 4.00%, 9/15/2021	120,000	121,274
Series 2021B, COP, 4.00%, 9/15/2022	100,000	104,751
Series 2021B, COP, 4.00%, 9/15/2024	220,000	244,842
Dawson Ridge Metropolitan District No. 1, Limited Tax
Series 1992-B, GO, Zero Coupon, 10/1/2022 (b)	75,000	74,771
Series A, GO, Zero Coupon, 10/1/2022 (b)	175,000	174,466
Denver City and County School District No. 1
Series 2012B, GO, 4.00%, 12/1/2021	50,000	50,976
GO, 5.00%, 12/1/2021	215,000	220,265
Series 2010C, GO, 5.00%, 12/1/2021	125,000	128,061
Series 2005A, GO, NATL-RE, 5.25%, 12/1/2021	25,000	25,643
Series 2017A, COP, 2.00%, 12/1/2022	50,000	51,349
Series 2010C, GO, 4.00%, 12/1/2022	50,000	52,929
Series 2012B, GO, 4.00%, 12/1/2022	50,000	52,929
GO, 5.00%, 12/1/2022	45,000	48,309
Denver Urban Renewal Authority, Stapleton Senior Tax Increment Series 2013A-1, Rev., 5.00%, 12/1/2021	25,000	25,598

Investments	Principal Amount($)	Value($)
Denver Wastewater Management Division Department of Public Works
Rev., 4.00%, 11/1/2021	20,000	20,325
Rev., 5.00%, 11/1/2021	40,000	40,815
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 4.50%, 12/15/2021	470,000	481,124
GO, 5.00%, 12/15/2021	55,000	56,449
GO, 5.25%, 12/15/2021	540,000	554,951
E-470 Public Highway Authority, Capital Appreciation
Series B, Rev., NATL-RE, Zero Coupon, 9/1/2021	45,000	44,953
Series B, Rev., NATL-RE, Zero Coupon, 9/1/2022	115,000	114,508
El Paso County School District No. 20 Academy GO, 4.00%, 12/15/2021	25,000	25,525
GO, 5.00%, 12/15/2022	50,000	52,499
El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2022	25,000	26,835
Garfield County School District No. Re002 Garfield GO, 5.00%, 12/1/2022	25,000	26,819
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork GO, 5.00%, 12/15/2021 (b)	50,000	51,321
Grand County School District No. 2 East Grand GO, 5.00%, 12/1/2021	60,000	61,466
Jefferson County School District R-1
GO, 5.00%, 12/15/2021	105,000	107,767
GO, 4.00%, 12/15/2022 (b)	30,000	31,795
GO, 5.00%, 12/15/2022	115,000	123,673
Larimer County School District No. R-1 Poudre
GO, 5.00%, 12/15/2021	25,000	25,659
GO, 4.00%, 12/15/2022	110,000	116,608
GO, 5.00%, 12/15/2022	30,000	32,262
Larimer Weld & Boulder County School District, R-2J Thompson GO, 3.25%, 12/15/2022	25,000	26,214
Mesa County Valley School District No. 51 Grand Junction
GO, 4.00%, 12/1/2021	40,000	40,779
COP, 5.00%, 12/1/2022	100,000	107,025
GO, 5.00%, 12/1/2022	85,000	91,237
Metro Wastewater Reclamation District Series 2012A, Rev., 5.00%, 4/1/2022 (b)	65,000	67,655

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North Weld County Water District Rev., AGM, 3.00%, 11/1/2021	25,000	25,302
Parker Water and Sanitation District
Rev., 5.00%, 11/1/2021	50,000	51,017
GO, 4.00%, 8/1/2022	25,000	26,137
GO, 4.50%, 8/1/2022 (b)	30,000	31,499
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2021	85,000	85,000
Series JJ, Rev., 5.00%, 6/1/2022	25,000	26,227
Pueblo County School District No. 70 GO, 4.00%, 12/1/2022	25,000	26,461
Regional Transportation District Series 2013A, COP, 5.00%, 6/1/2022	310,000	325,188
Regional Transportation District Sales Tax Series 2007A, Rev., 5.25%, 11/1/2022	110,000	118,017
Regional Transportation District Sales Tax, Fastracks Project Series 2012A, Rev., 5.00%, 11/1/2022 (b)	385,000	411,647
Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2021	50,000	51,222
San Miguel County School District R-1 Telluride GO, 5.00%, 12/1/2021	25,000	25,611
South Suburban Park and Recreation District GO, 3.00%, 12/15/2021	30,000	30,466
State of Colorado
Rev., TRAN, 4.00%, 6/25/2021	120,000	120,313
Series 2018A, COP, 5.00%, 12/15/2021	110,000	112,904
Series 2020A, COP, 5.00%, 12/15/2021	200,000	205,281
Series 2018A, COP, 5.00%, 12/15/2022	80,000	85,995
Series 2020A, COP, 5.00%, 12/15/2024	100,000	116,323
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2022	40,000	41,992

Investments	Principal Amount($)	Value($)
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2023	30,000	33,289
State of Colorado, School Building, Tax Exempt
Series 2011H, COP, 3.25%, 3/15/2022 (b)	170,000	174,193
Series 2018M, COP, 5.00%, 3/15/2022	65,000	67,474
State of Colorado, UCDHSC Fitzimons Academic Projects Series A, COP, 5.00%, 11/1/2021	70,000	71,427
Tallyn’s Reach Metropolitan District No. 3 GO, 4.00%, 12/1/2022 (b)	250,000	263,036
Town of Castle Rock, Sales and Use Tax Rev., 4.00%, 6/1/2022	25,000	25,976
Town of Castle Rock, Water and Sewer Enterprise Rev., 5.00%, 12/1/2022	30,000	32,201
University of Colorado Hospital Authority
Series 2012A, Rev., 4.00%, 11/15/2021	50,000	50,887
Series 2017C-2, Rev., 5.00%, 3/1/2022 (c)	1,255,000	1,269,909
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	300,000	340,023
University of Colorado, Enterprise System
Series 2011A, Rev., 4.13%, 6/1/2021 (b)	25,000	25,000
Series 2011B, Rev., 4.25%, 6/1/2021	210,000	210,000
Series 2016B-1, Rev., 5.00%, 6/1/2021	75,000	75,000
Series 2017A-1, Rev., 5.00%, 6/1/2021	75,000	75,000
Series A, Rev., 5.00%, 6/1/2021 (b)	20,000	20,000
Series A-3, Rev., 5.00%, 6/1/2021	30,000	30,000
Series 2012A-1, Rev., 4.00%, 6/1/2022	75,000	77,900
Series 2011B, Rev., 5.00%, 6/1/2022	95,000	99,655
Series 2012A-1, Rev., 5.00%, 6/1/2022 (b)	25,000	26,210

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012A-2, Rev., 5.00%, 6/1/2022 (b)	25,000	26,210
Series 2016B-1, Rev., 5.00%, 6/1/2022	40,000	41,960
Series A, Rev., 5.00%, 6/1/2023	50,000	54,818
Weld County School District No. RE-2 Eaton GO, 4.00%, 12/1/2022	25,000	26,461
Weld County School District No. RE-3J GO, 4.00%, 12/15/2021	45,000	45,944
West Metro Fire Protection District GO, 3.00%, 12/1/2021	30,000	30,435
Westminster Public Schools District No. 50 GO, 4.00%, 12/1/2022 (b)	60,000	63,500

Total Colorado		32,853,937

Connecticut - 2.8%
City of Bridgeport
Series 2012B, GO, AGM, 2.50%, 8/15/2021 (b)	25,000	25,118
GO, GAN, 1.50%, 12/9/2021	4,200,000	4,219,238
City of Bristol GO, 4.00%, 7/15/2021	135,000	135,633
City of Danbury
Series 2017B, GO, 5.00%, 7/15/2021	50,000	50,293
GO, 5.00%, 7/15/2025	120,000	120,678
City of Hartford
Series 2014C, GO, GTD, 5.00%, 8/15/2021	50,000	50,483
Series 2013B, GO, GTD, 4.00%, 4/1/2022	30,000	30,939
City of Meriden
Series 2020B, GO, 5.00%, 7/1/2021	425,000	426,665
GO, 5.00%, 3/1/2022	25,000	25,897
Series 2016B, GO, 5.00%, 5/15/2022	50,000	52,286
GO, 4.00%, 3/1/2024	200,000	205,649
City of Middletown GO, 4.00%, 4/1/2022	50,000	51,626
City of Milford GO, 5.00%, 11/1/2021	80,000	81,614
City of New Haven Series 2016A, GO, AGM, 5.00%, 8/15/2021 (b)	60,000	60,600
City of New London GO, 2.50%, 8/15/2021	100,000	100,473
City of Norwich GO, 5.00%, 8/1/2021	45,000	45,363

Investments	Principal Amount($)	Value($)
City of Stamford
GO, 4.00%, 7/1/2021	85,000	85,269
GO, 5.00%, 8/15/2021	25,000	25,250
Series 2010B, GO, 5.00%, 7/1/2022	50,000	52,652
City of Stamford, Water Pollution Control System and Facility Rev., 5.00%, 9/15/2022	25,000	26,575
City of Waterbury
Series 2012A, GO, 4.00%, 8/1/2021 (b)	50,000	50,322
GO, AGM, 3.38%, 9/1/2021 (b)	50,000	50,406
GO, 5.00%, 8/1/2022	50,000	52,824
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	5,040,000	5,040,000
Subseries A-4, Rev., 1.85%, 11/15/2021	70,000	70,512
Series 2012F, Subseries F-1, Rev., 2.10%, 11/15/2021	150,000	151,294
Series 2012G-1, Rev., 2.10%, 11/15/2021	145,000	146,191
Subseries A-4, Rev., 2.10%, 11/15/2022	90,000	92,184
Connecticut State Health and Educational Facilities Authority, Bridgeport Hospital Series D, Rev., 5.00%, 7/1/2023	20,000	21,027
Connecticut State Health and Educational Facilities Authority, Connecticut State University System
Series L, Rev., 4.00%, 11/1/2021	125,000	126,946
Series M, Rev., 5.00%, 11/1/2021	450,000	458,868
Series L, Rev., 4.00%, 11/1/2023	100,000	105,173
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare
Series 2011A, Rev., 4.00%, 7/1/2021 (b)	25,000	25,079
Rev., AGM-CR, 5.00%, 7/1/2021 (b)	190,000	190,754

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2021	125,000	125,458
Connecticut State Health and Educational Facilities Authority, Quinnipiac University
Series L, Rev., 5.00%, 7/1/2021	60,000	60,236
Series L, Rev., 5.00%, 7/1/2022	150,000	157,907
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series J, Rev., 5.00%, 7/1/2021	150,000	150,578
Connecticut State Health and Educational Facilities Authority, Supported Child Care Rev., 5.00%, 7/1/2021	150,000	150,575
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021	175,000	179,241
Rev., 3.00%, 12/1/2023	100,000	106,742
Connecticut State Health and Educational Facilities Authority, Western Connecticut Health Network Issue Series 2011-N, Rev., 4.25%, 7/1/2021 (b)	100,000	100,332
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series E, Rev., 5.00%, 7/1/2022	340,000	357,846
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2015A, Rev., 2.05%, 7/12/2021 (c)	145,000	145,307
Series U-1, Rev., 2.00%, 2/8/2022 (c)	655,000	663,318
Series 2014A, Rev., 1.10%, 2/7/2023 (c)	360,000	365,494
Series X-2, Rev., 0.25%, 2/9/2024 (c)	30,000	29,929
Metropolitan District (The)
Series 2019B, GO, 5.00%, 7/15/2021	100,000	100,589
Series 2016C, GO, AGM, 5.00%, 11/1/2021	100,000	102,043

Investments	Principal Amount($)	Value($)
Metropolitan District (The), Clean Water Project
Series 2020A, Rev., 5.00%, 10/1/2021	195,000	198,181
Series 2013A, Rev., 5.00%, 4/1/2022 (b)	100,000	104,084
Regional School District No. 17 GO, 4.00%, 5/15/2022	25,000	25,918
Regional School District No. 5 GO, 5.00%, 7/15/2021	90,000	90,528
South Central Connecticut Regional Water Authority, Water System Series B, Rev., 5.00%, 8/1/2022	75,000	79,228
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2021	30,000	30,000
Series 2011B, GO, 5.00%, 7/7/2021	410,000	411,944
Series 2013C, GO, 5.00%, 7/15/2021	40,000	40,236
Series 2013E, GO, 5.00%, 8/15/2021	125,000	126,251
Series 2018E, GO, 5.00%, 9/15/2021	280,000	283,954
Series 2013A, GO, 5.00%, 10/15/2021	85,000	86,550
Series 2016E, GO, 5.00%, 10/15/2021	50,000	50,912
Series 2011D, GO, 3.00%, 11/1/2021	25,000	25,304
Series 2011D, GO, 4.00%, 11/1/2021	270,000	274,398
Series G, GO, 5.00%, 11/1/2021	710,000	724,503
Series F, GO, 4.00%, 11/15/2021	140,000	142,495
Series H, GO, 5.00%, 11/15/2021	70,000	71,564
Series 2021A, GO, 3.00%, 1/15/2022	1,250,000	1,272,494
Series 2020B, GO, 5.00%, 1/15/2022	55,000	56,671
Series 2015A, GO, 4.00%, 3/15/2022	25,000	25,767
Series 2012B, GO, 3.00%, 4/15/2022	100,000	102,525
Series 2017B, GO, 3.00%, 4/15/2022	175,000	179,419
Series 2012B, GO, 5.00%, 4/15/2022	110,000	114,689
Series 2019A, GO, 5.00%, 4/15/2022	585,000	609,940

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016B, GO, 5.00%, 5/15/2022	75,000	78,504
Series 2020C, GO, 3.00%, 6/1/2022	225,000	231,448
Series 2012C, GO, 5.00%, 6/1/2022	75,000	78,659
Series 2018C, GO, 5.00%, 6/15/2022	50,000	52,533
Series 2018F, GO, 5.00%, 9/15/2022	105,000	111,589
Series 2011D, GO, 5.00%, 11/1/2022	475,000	484,588
Series F, GO, 5.00%, 11/15/2022	45,000	48,198
Series H, GO, 5.00%, 11/15/2022	180,000	192,739
Series 2021A, GO, 3.00%, 1/15/2023	1,180,000	1,234,387
Series 2020A, GO, 5.00%, 1/15/2023	55,000	59,332
Series 2017A, GO, 5.00%, 4/15/2023	150,000	163,606
Series 2018B, GO, 5.00%, 4/15/2023	75,000	81,803
Series 2019A, GO, 5.00%, 4/15/2023	45,000	49,082
Series 2012C, GO, 5.00%, 6/1/2023	175,000	183,427
Series 2016D, GO, 5.00%, 8/15/2023	55,000	60,803
Series 2014E, GO, 5.00%, 9/1/2023	350,000	387,633
Series 2012E, GO, 5.00%, 9/15/2023	165,000	175,220
Series 2013A, GO, 5.00%, 10/15/2023	340,000	378,429
Series 2011D, GO, 5.00%, 11/1/2023	150,000	153,028
Series 2016A, GO, 5.00%, 3/15/2024	145,000	164,114
Series 2014D, GO, 5.00%, 6/15/2024	100,000	114,270
Series 2011D, GO, 5.00%, 11/1/2024	680,000	693,726
Series 2012B, GO, 5.00%, 4/15/2025	810,000	843,508
Series 2012B, GO, AGM-CR, 5.00%, 4/15/2025	875,000	912,224
Series 2017A, GO, 5.00%, 4/15/2025	1,325,000	1,559,121
Series 2016B, GO, 5.00%, 5/15/2025	200,000	236,005

Investments	Principal Amount($)	Value($)
Series 2012C, GO, 5.00%, 6/1/2025	20,000	20,946
Series 2021A, GO, 4.00%, 1/15/2026	60,000	69,413
Series 2013A, GO, 5.00%, 10/15/2026	50,000	55,446
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2022	35,000	36,282
Series 2015A, Rev., 5.00%, 3/1/2023	25,000	27,127
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2021	295,000	297,386
Series 2015B, Rev., 5.00%, 8/1/2021	100,000	100,809
Series 2014A, Rev., 5.00%, 9/1/2021	85,000	86,037
Series 2016A, Rev., 5.00%, 9/1/2021	95,000	96,159
Series 2013A, Rev., 5.00%, 10/1/2021	225,000	228,671
Series 2018B, Rev., 5.00%, 10/1/2021	115,000	116,876
Series 2011A, Rev., 5.00%, 12/1/2021	185,000	189,540
Series B, Rev., 5.00%, 12/1/2021	30,000	30,736
Rev., 5.00%, 1/1/2022	135,000	138,852
Series 2018A, Rev., 5.00%, 1/1/2022	1,010,000	1,038,816
Series A, Rev., 5.00%, 1/1/2022	25,000	25,713
Series A, Rev., 5.00%, 8/1/2022	55,000	58,140
Series B, Rev., 5.00%, 8/1/2022	40,000	42,284
Series A, Rev., 5.00%, 9/1/2022	95,000	100,808
Series B, Rev., 5.00%, 9/1/2022	85,000	90,197
Series A, Rev., 5.00%, 10/1/2022	110,000	117,169
Series A, Rev., 5.00%, 1/1/2023	70,000	75,383
Rev., 5.00%, 1/1/2024	375,000	403,280
Series 2016A, Rev., 5.00%, 9/1/2024	135,000	155,233
Series 2018B, Rev., 5.00%, 10/1/2024	195,000	224,896

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series A, Rev., 5.00%, 1/1/2025	110,000	118,223
Series A, Rev., 5.00%, 10/1/2025	50,000	55,440
Series 2011A, Rev., 5.00%, 12/1/2025	30,000	30,728
Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	26,134
Town of Darien Series 2020A, GO, 5.00%, 8/1/2022	25,000	26,424
Town of East Lyme
GO, 5.00%, 7/15/2021	90,000	90,528
GO, BAN, 2.00%, 8/12/2021	295,000	296,023
GO, 5.00%, 7/15/2022	20,000	21,096
GO, 5.00%, 8/15/2023	35,000	38,644
Town of Enfield GO, BAN, 2.00%, 8/5/2021	40,000	40,127
Town of Griswold GO, BAN, 1.25%, 7/19/2021	7,160,000	7,168,093
Town of Groton Series 2020A, GO, 5.00%, 10/15/2022	25,000	26,666
Town of Litchfield GO, 3.00%, 8/1/2021	30,000	30,141
Town of Middlebury GO, 4.00%, 9/15/2021	65,000	65,728
Town of Monroe Series 2019, GO, 5.00%, 5/1/2022	25,000	26,120
Town of New Milford GO, BAN, 2.00%, 7/23/2021	280,000	280,723
Town of Newtown GO, 4.00%, 8/15/2021	20,000	20,159
Town of North Branford GO, 5.00%, 8/1/2022	50,000	52,818
Town of Plainville
GO, 4.00%, 8/15/2021	50,000	50,390
GO, 4.00%, 9/1/2022	50,000	52,382
Town of South Windsor Series 2017B, GO, 3.00%, 8/15/2023	30,000	31,881
Town of Southington GO, 3.38%, 1/15/2022 (b)	40,000	40,811
Town of Stratford
GO, 5.00%, 1/1/2022	30,000	30,820
GO, 5.00%, 12/15/2022 (b)	125,000	134,299
Town of Trumbull
GO, 4.00%, 8/15/2021	50,000	50,391
Series 2020A, GO, 4.00%, 9/1/2021	25,000	25,238

Investments	Principal Amount($)	Value($)
Series 2014B, GO, 5.00%, 9/1/2021	25,000	25,300
GO, 4.00%, 9/1/2022	25,000	26,197
Town of Westbrook GO, 5.00%, 7/1/2022	30,000	31,602
Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	20,585
Town of Windham
Series B, GO, BAN, 2.00%, 9/30/2021	7,240,000	7,282,309
Series A, GO, 5.00%, 8/15/2023	355,000	390,550
University of Connecticut
Series 2013A, Rev., 5.00%, 8/15/2021	80,000	80,786
Series 2014A, Rev., 5.00%, 2/15/2022	100,000	103,410
Series 2020A, Rev., 5.00%, 2/15/2024	165,000	185,570
Series 2016A, Rev., 5.00%, 3/15/2025	75,000	87,570
University of Connecticut, Special Obligation Student Fee
Series 2012A, Rev., 5.00%, 11/15/2021	35,000	35,768
Series 2012A, Rev., 5.00%, 11/15/2023	400,000	427,216

Total Connecticut		50,458,096

Delaware - 0.2%
City of Newark GO, 3.00%, 9/15/2022	30,000	31,120
City of Wilmington
GO, 4.00%, 6/1/2021	80,000	80,000
Series 2013A, GO, 4.00%, 10/1/2021	30,000	30,389
County of New Castle GO, 5.00%, 4/1/2024	25,000	28,390
County of Sussex Series 2020A, GO, 5.00%, 3/15/2022	30,000	31,161
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	729,521
Delaware Health Facilities Authority, BayHealth Medical Center Project Series 2017A, Rev., 5.00%, 7/1/2021	115,000	115,455
Delaware Municipal Electric Corp. (The) Rev., 5.00%, 7/1/2021	605,000	607,377

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Delaware River and Bay Authority Series B, Rev., 5.00%, 1/1/2022	25,000	25,699
Delaware Transportation Authority
Rev., 5.00%, 9/1/2021	45,000	45,544
Rev., 5.00%, 9/1/2025	100,000	118,534
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2021	205,000	205,813
Rev., 5.00%, 7/1/2022	255,000	268,556
State of Delaware
Series 2010B, GO, 5.00%, 7/1/2021	30,000	30,119
Series 2013A, GO, 5.00%, 8/1/2021	55,000	55,444
Series 2009C, GO, 5.00%, 10/1/2021	120,000	121,954
Series 2018A, GO, 5.00%, 2/1/2022	75,000	77,457
GO, 3.00%, 3/1/2022 (b)	100,000	102,158
GO, 5.00%, 3/1/2022	40,000	41,475
Series 2018A, GO, 5.00%, 2/1/2023	20,000	21,618
University of Delaware
Rev., 5.00%, 11/1/2021	755,000	770,326
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	27,332
Wilmington Parking Authority (The) Rev., GTD, 5.00%, 3/15/2022	75,000	77,903

Total Delaware		3,643,345

District of Columbia - 0.5%
District of Columbia
Series 2013A, GO, 5.00%, 6/1/2021	175,000	175,000
Series 2015A, GO, 5.00%, 6/1/2021	30,000	30,000
Series 2016D, GO, 5.00%, 6/1/2021	75,000	75,000
Series 2013A, GO, 5.00%, 6/1/2022	150,000	157,349
Series 2014D, GO, 5.00%, 6/1/2022	40,000	41,960
Series 2015A, GO, 5.00%, 6/1/2022	20,000	20,980
Series 2016A, GO, 5.00%, 6/1/2022	90,000	94,409
Series 2016D, GO, 5.00%, 6/1/2022	30,000	31,470
Series 2017A, GO, 5.00%, 6/1/2022	70,000	73,430
Series 2017D, GO, 5.00%, 6/1/2022	115,000	120,634

Investments	Principal Amount($)	Value($)
Series 2018A, GO, 5.00%, 6/1/2022	25,000	26,225
Series 2018B, GO, 5.00%, 6/1/2022	30,000	31,470
District of Columbia Housing Finance Agency, Multi-Family Development Program
Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	168,514
Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	445,000	457,092
District of Columbia Housing Finance Agency, Strand Residence Project Rev., 1.45%, 8/1/2022 (c)	1,025,000	1,038,797
District of Columbia Water and Sewer Authority, Public Utility, Subordinate Lien
Series 2018B, Rev., 5.00%, 10/1/2021	55,000	55,895
Series 2014C, Rev., 5.00%, 10/1/2022	75,000	79,888
Series A, Rev., 5.00%, 10/1/2022	65,000	69,236
District of Columbia, Children’s Hospital Obligated Group
Rev., 5.00%, 7/15/2021	205,000	206,176
Rev., 5.00%, 7/15/2022	180,000	189,658
Rev., 5.00%, 7/15/2023	500,000	550,076
District of Columbia, Deed Tax Series 2012A, Rev., 5.00%, 6/1/2022	70,000	73,350
District of Columbia, Federal Highway Rev., 5.00%, 12/1/2024	495,000	545,071
District of Columbia, Gallery Place Project
Rev., 5.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 6/1/2024	100,000	100,353
District of Columbia, Income Tax
Series 2019C, Rev., 5.00%, 10/1/2021	185,000	188,024
Series 2011A, Rev., 4.00%, 12/1/2021	60,000	61,177
Series 2012A, Rev., 4.00%, 12/1/2021	60,000	61,177
Series 2012C, Rev., 4.00%, 12/1/2021	125,000	127,452
Series F, Rev., 4.00%, 12/1/2021	105,000	107,060
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	75,000	76,838
Series 2012A, Rev., 5.00%, 12/1/2021	375,000	384,221

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., 5.00%, 12/1/2021	255,000	261,270
Series C, Rev., 5.00%, 12/1/2021	50,000	51,229
Series F, Rev., 5.00%, 12/1/2021	85,000	87,090
Series G, Rev., 5.00%, 12/1/2021 (b)	125,000	128,063
Series 2019C, Rev., 5.00%, 10/1/2022	30,000	31,968
Series 2020B, Rev., 5.00%, 10/1/2022	30,000	31,968
Series 2014A, Rev., 5.00%, 12/1/2022	50,000	53,693
Series 2020B, Rev., 5.00%, 10/1/2023	45,000	50,064
Series 2014A, Rev., 5.00%, 12/1/2023	25,000	28,002
Series 2012A, Rev., 5.00%, 12/1/2026	200,000	214,269
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien
Series 2017B, Rev., 5.00%, 10/1/2022	50,000	53,259
Rev., AGM, 5.50%, 10/1/2023	210,000	225,270
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien
Series 2015A, Rev., 4.00%, 10/1/2021	125,000	126,622
Series 2014C, Rev., 5.00%, 10/1/2021	80,000	81,302
Series 2014C, Rev., 5.00%, 10/1/2024	25,000	28,896
Metropolitan Washington Airports Authority Dulles Toll Road, Capital Appreciation Series 2009B, Rev., AGC, Zero Coupon, 10/1/2021	25,000	24,987
Metropolitan Washington Airports Authority, Airport System
Series 2010F-1, Rev., 5.00%, 10/1/2021	40,000	40,645
Series 2016B, Rev., 5.00%, 10/1/2021	100,000	101,611
Washington Convention and Sports Authority, Senior Lien Dedicated Tax Series 2018A, Rev., 5.00%, 10/1/2021	1,260,000	1,279,788

Investments	Principal Amount($)	Value($)
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2022	150,000	157,772
Series 2017B, Rev., 5.00%, 7/1/2023	100,000	109,863
Series 2017B, Rev., 5.00%, 7/1/2024	20,000	22,846

Total District of Columbia		8,633,459

Florida — 5.0%
Alachua County School Board COP, 5.00%, 7/1/2024	225,000	255,895
Atlanta Urban Residential Finance Authority, Multi-Family Series 2019B, Rev., 1.20%, 8/1/2021 (c)	80,000	80,132
Board of Governors State University System of Florida, University System Improvement
Series 2014A, Rev., 5.00%, 7/1/2021	20,000	20,078
Series 2017B, Rev., 5.00%, 7/1/2021	50,000	50,196
Series 2014A, Rev., 5.00%, 7/1/2022	165,000	173,642
Series 2014A, Rev., 5.00%, 7/1/2023	80,000	87,908
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2022	25,000	25,995
Brevard County School District
COP, 5.00%, 7/1/2021	125,000	125,491
Series 2013A, COP, 5.00%, 7/1/2021	140,000	140,550
Series 2015C, COP, 5.00%, 7/1/2021	35,000	35,137
COP, 5.00%, 7/1/2022	25,000	26,312
Capital Trust Agency, Inc., Council Towers Apartments Project Series 2020A, Rev., 0.80%, 3/1/2022 (c)	10,450,000	10,490,265
Capital Trust Agency, Inc., Multi-Family Housing, Alexander Apartments Project
Series 2011A, Rev., 6.00%, 7/1/2021 (b)	335,000	336,539
Series 2011A, Rev., 6.75%, 7/1/2021 (b)	300,000	301,556
Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	595,000	659,217

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Central Florida Expressway Authority, Senior Lien
Rev., 5.00%, 7/1/2022	85,000	89,414
Rev., 5.00%, 7/1/2023	25,000	27,466
Series 2016B, Rev., 5.00%, 7/1/2025	25,000	29,562
Charlotte County, Utility System Series 2011, Rev., AGM, 5.25%, 10/1/2021 (b)	100,000	101,695
Citizens Property Insurance, Inc., Senior Secured Series A-1, Rev., 5.00%, 6/1/2021	250,000	250,000
City of Apopka, Utility System
Rev., 4.00%, 10/1/2021	20,000	20,255
Rev., 5.00%, 10/1/2023	30,000	31,943
City of Bradenton, Special Obligation Rev., 4.00%, 9/1/2022	25,000	26,185
City of Cape Coral, Water & Sewer
Rev., AGM, 5.00%, 10/1/2021 (b)	170,000	172,741
Series 2011A, Rev., AGM, 5.00%, 10/1/2021 (b)	105,000	106,710
City of Clearwater, Stormwater System
Rev., 4.00%, 11/1/2021	30,000	30,486
Rev., 4.75%, 11/1/2022	35,000	37,299
City of Clearwater, Water & Sewer
Rev., 5.00%, 12/1/2021	40,000	40,978
Rev., 5.00%, 12/1/2021 (b)	70,000	71,715
Rev., 5.00%, 12/1/2022	50,000	53,661
City of Cocoa, Water and Sewer System Series 2018A, Rev., 3.00%, 10/1/2021	50,000	50,482
City of Fort Myers, Utility System Series 2019A, Rev., 4.00%, 10/1/2023	100,000	108,487
City of Hallandale Beach, Capital Improvement Rev., 5.00%, 10/1/2023	25,000	27,677
City of Jacksonville
Series 2010B, Rev., 5.00%, 10/1/2021	525,000	533,387
Series 2011A, Rev., 5.00%, 10/1/2021 (b)	170,000	172,769
Series 2012B, Rev., 5.00%, 10/1/2021	565,000	573,892
Series 2012C, Rev., 5.00%, 10/1/2021	250,000	253,994
Series 2019A, Rev., 5.00%, 10/1/2021	50,000	50,799

Investments	Principal Amount($)	Value($)
Series 2012A, Rev., 4.25%, 10/1/2022 (b)	60,000	63,268
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	285,000	303,366
Series 2012B, Rev., 5.00%, 10/1/2022	145,000	154,148
Series 2020A, Rev., 5.00%, 10/1/2022	250,000	266,015
Series C, Rev., 5.00%, 10/1/2024	25,000	26,588
Series 2012C, Rev., 5.00%, 10/1/2025	350,000	372,178
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019A, Rev., 4.00%, 8/15/2023	265,000	285,612
City of Jacksonville, Sales Tax Rev., 5.00%, 10/1/2024	155,000	165,037
City of Kissimmee, Capital Improvement, Sales Tax Rev., 5.00%, 10/1/2021	50,000	50,812
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2021	480,000	487,782
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2021	125,000	127,689
City of Lakeland, Water and Wastewater Series 2012A, Rev., 5.00%, 10/1/2023	25,000	25,404
City of Lauderhill GO, 4.00%, 1/1/2022	25,000	25,553
City of Miami Beach, Stormwater
Series 2011A, Rev., 4.13%, 9/1/2021 (b)	100,000	100,990
Series 2011A, Rev., 4.75%, 9/1/2021 (b)	110,000	111,258
Series 2011A, Rev., 5.00%, 9/1/2021	125,000	126,503
Series 2011A, Rev., 5.25%, 9/1/2021 (b)	100,000	101,267
City of Miramar, Utility System
Rev., 5.00%, 10/1/2021	40,000	40,650
Rev., 5.00%, 10/1/2022	40,000	42,601
City of Mount Dora, Capital Improvement Rev., 4.00%, 11/1/2021	100,000	101,515
City of Oakland Park, Water and Sewer Rev., 5.00%, 9/1/2022	30,000	31,811

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Ocoee, Capital Improvement
Rev., 4.00%, 10/1/2021	45,000	45,560
Rev., 5.00%, 10/1/2022	60,000	63,785
City of Orlando, Capital Improvement
Series 2016B, Rev., 5.00%, 10/1/2021	85,000	86,381
Series C, Rev., 5.00%, 10/1/2022	25,000	26,626
Series 2018B, Rev., 5.00%, 10/1/2023	50,000	55,551
Series 2016B, Rev., 5.00%, 10/1/2024	25,000	28,860
City of Orlando, Development Tax
Series 2014A, Rev., 5.00%, 11/1/2021 (b)	35,000	35,714
Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	22,769
City of Orlando, Waste Water System Rev., 5.00%, 10/1/2021	50,000	50,812
City of Palm Coast, Utility System Rev., 5.00%, 10/1/2021	195,000	198,102
City of Panama City Beach, Utility System Rev., 5.00%, 6/1/2022	35,000	36,693
City of Pembroke Pines, Capital Improvement Rev., AGM, 5.00%, 12/1/2021	100,000	102,418
City of Pompano Beach, John Knox Village Project Rev., 3.25%, 9/1/2022	145,000	149,896
City of Port Orange GO, 4.00%, 4/1/2022	25,000	25,802
City of Port St. Lucie, Utility System
Rev., 5.00%, 9/1/2021	50,000	50,586
Rev., NATL-RE, 5.25%, 9/1/2021	235,000	237,887
Rev., 5.00%, 9/1/2022	130,000	137,622
City of Sarasota, St. Armands Paid Parking Area Improvements
Series 2017B, Rev., 3.00%, 10/1/2022	25,000	25,961
Series 2017A, Rev., 4.00%, 10/1/2023	25,000	27,134
City of Sarasota, Water and Sewer System Rev., 5.00%, 10/1/2021	50,000	50,812
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2022	40,000	42,304
Rev., 5.00%, 8/15/2023	35,000	38,538

Investments	Principal Amount($)	Value($)
City of St. Petersburg, Public Service Tax Series 2016A, Rev., 4.00%, 10/1/2022	45,000	47,266
City of St. Petersburg, Public Utility
Rev., 3.00%, 10/1/2021	25,000	25,237
Rev., 5.00%, 10/1/2021	45,000	45,723
Series 2014B, Rev., 5.00%, 10/1/2021	50,000	50,804
Series 2013A, Rev., 3.00%, 10/1/2022	30,000	31,133
Series 2014B, Rev., 5.00%, 10/1/2022	20,000	21,287
City of Sunrise, Parks, Recreation and Leisure Projects GO, 5.00%, 7/1/2021	50,000	50,198
City of Tallahassee
Rev., 5.00%, 10/1/2021	70,000	71,133
Rev., 5.00%, 10/1/2022	85,000	90,504
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2021	190,000	193,054
Rev., 5.00%, 10/1/2022	30,000	31,943
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2021	225,000	228,640
Rev., 5.00%, 10/1/2023	30,000	33,331
City of Tampa, Baycare Health System
Series 2012A, Rev., 5.00%, 11/15/2024	150,000	156,845
Series 2012A, Rev., 5.00%, 11/15/2025	315,000	329,125
City of Tampa, H. Lee Moffitt Cancer Center Project Rev., 5.00%, 9/1/2021	300,000	303,531
City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	225,000	239,476
City of Tampa, Utilities Tax Series 2012B, Rev., 5.00%, 10/1/2021 (b)	140,000	142,281
City of Tampa, Water and Sewer Improvement System
Rev., 5.00%, 10/1/2021 (b)	345,000	350,620
Rev., 5.00%, 10/1/2021	20,000	20,325
City of Venice GO, 5.00%, 2/1/2022	35,000	36,142
City of Venice, Utility System Rev., 5.00%, 12/1/2022 (b)	50,000	53,665
City of West Palm Beach, Parks and Recreation Projects GO, 5.00%, 4/1/2022	30,000	31,224
City of West Palm Beach, Utility System
Series 2012A, Rev., 4.00%, 10/1/2021	50,000	50,647

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2011A, Rev., 5.00%, 10/1/2021	150,000	152,437
Series 2017C, Rev., 5.00%, 10/1/2022	25,000	26,626
Clay County School Board COP, AGM, 5.00%, 7/1/2022	50,000	52,518
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2022	80,000	84,881
County of Broward, Florida Airport System
Series 2013C, Rev., 5.00%, 10/1/2021	25,000	25,399
Series P-2, Rev., 5.00%, 10/1/2022	25,000	26,601
Series P-2, Rev., 5.00%, 10/1/2023	80,000	85,103
Series Q-1, Rev., 5.00%, 10/1/2024	140,000	148,891
County of Citrus, Non-Ad Valorem Rev., 4.00%, 10/1/2021	50,000	50,647
County of Citrus, Water and Wastewater System Rev., 5.00%, 10/1/2021	40,000	40,643
County of Collier, Special Obligation
Rev., 5.00%, 10/1/2021	290,000	294,711
Series 2010B, Rev., 5.00%, 10/1/2021	30,000	30,487
Rev., 5.00%, 10/1/2023	115,000	116,865
Rev., 4.00%, 10/1/2025	200,000	209,833
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	70,000	70,558
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	40,429
County of Hillsborough, Community Investment Tax
Rev., 5.00%, 11/1/2021	105,000	107,069
Rev., 5.00%, 11/1/2022	50,000	53,349
Rev., 5.00%, 11/1/2023	135,000	149,628
County of Hillsborough, Utility Rev., 5.00%, 8/1/2021	45,000	45,364
County of Lee County, Water and Sewer
Series 2013A, Rev., 5.00%, 10/1/2021	40,000	40,650
Series 2013B, Rev., 5.00%, 10/1/2021	70,000	71,137
Series 2013B, Rev., 5.00%, 10/1/2022	55,000	58,242

Investments	Principal Amount($)	Value($)
County of Lee, Tourist Development Tax
Series 2019A, Rev., 3.00%, 10/1/2021	50,000	50,482
Series 2019A, Rev., 5.00%, 10/1/2024	25,000	28,493
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2021	150,000	152,371
Rev., AGM, 5.00%, 10/1/2024	200,000	227,945
County of Manatee Rev., 5.00%, 10/1/2021	55,000	55,894
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2021	115,000	116,868
Rev., 5.00%, 10/1/2022	50,000	53,252
County of Manatee, Transportation Projects Rev., 5.00%, 10/1/2022	25,000	26,626
County of Martin, Consolidated Utilities System Series 2016A, Rev., 5.00%, 10/1/2021	40,000	40,650
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	31,588
County of Miami-Dade, Aviation
Series B, Rev., 4.00%, 10/1/2023	200,000	210,101
Series 2012B, Rev., 5.00%, 10/1/2024	330,000	351,048
County of Miami-Dade, Building Better Communities Program
GO, 4.00%, 7/1/2021 (b)	160,000	160,506
Series 2011A, GO, 4.00%, 7/1/2021	50,000	50,158
Series 2011A, GO, 4.00%, 7/1/2021 (b)	25,000	25,079
Series 2016A, GO, 5.00%, 7/1/2021	90,000	90,356
Series 2013A, GO, 5.00%, 7/1/2022	125,000	131,631
Series 2015-D, GO, 5.00%, 7/1/2022	70,000	73,714
Series 2016A, GO, 5.00%, 7/1/2022	90,000	94,714
Series 2016A, GO, 5.00%, 7/1/2024	30,000	34,258
County of Miami-Dade, Capital Asset Acquisition
Series 2016B, Rev., 5.00%, 4/1/2022	315,000	327,882
Series 2017A, Rev., 5.00%, 4/1/2022	120,000	124,908

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Miami-Dade, Parks Program
Series 2011B, GO, 4.00%, 11/1/2021	30,000	30,486
Series 2015A, GO, 5.00%, 11/1/2021	20,000	20,407
Series 2011B, GO, 3.50%, 11/1/2022	30,000	30,423
Series 2015A, GO, 5.00%, 11/1/2022	90,000	96,241
County of Miami-Dade, Public Facilities, Jackson Healthcare Corp. Series 2005B, Rev., NATL-RE, 5.00%, 6/1/2021	100,000	100,000
County of Miami-Dade, Public Health Trust Program
Series 2016A, GO, 5.00%, 7/1/2021	30,000	30,119
Series 2016A, GO, 5.00%, 7/1/2022	30,000	31,592
Series 2016A, GO, 2.50%, 7/1/2023	215,000	225,518
County of Miami-Dade, Seaport Department Series 2011C, GO, 4.75%, 10/1/2021	125,000	126,928
County of Miami-Dade, Subordinate Special Obligation Series 2012B, Rev., 5.00%, 10/1/2022 (b)	575,000	612,453
County of Miami-Dade, Transit System, Sales Surtax
Rev., 4.00%, 7/1/2021	100,000	100,303
Rev., 5.00%, 7/1/2021	170,000	170,652
Rev., 5.00%, 7/1/2022 (b)	365,000	384,310
Rev., 5.00%, 7/1/2022	55,000	57,794
Rev., 5.00%, 7/1/2023	270,000	295,554
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2021	55,000	55,893
Series 2008B, Rev., AGM, 5.25%, 10/1/2021	300,000	305,122
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	47,931
Series A, Rev., 5.00%, 10/1/2022 (b)	75,000	79,885
Series 2013B, Rev., 5.00%, 10/1/2023 (b)	50,000	55,652
County of Okaloosa, Sales Tax
Rev., 5.00%, 10/1/2021	100,000	101,628
Rev., 5.00%, 10/1/2022	60,000	63,902
Rev., 5.00%, 10/1/2023	25,000	27,757

Investments	Principal Amount($)	Value($)
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 1.55%, 7/1/2021 (c)	75,000	75,084
County of Orange, Capital Improvement Rev., 5.00%, 10/1/2021	25,000	25,406
County of Orange, Sales Tax
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	50,000	51,431
Series 2012C, Rev., 5.00%, 1/1/2022	260,000	267,418
County of Osceola, Infrastructure Sales Surtax
Rev., 5.00%, 10/1/2021	330,000	335,194
Rev., 5.00%, 10/1/2022	135,000	143,517
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2021	165,000	167,052
County of Palm Beach, Public Improvement
Rev., 4.00%, 6/1/2021	85,000	85,000
Rev., 5.00%, 6/1/2022 (b)	30,000	31,468
Rev., 5.00%, 6/1/2022	25,000	26,217
Series 2014A, Rev., 5.00%, 11/1/2022	30,000	32,072
County of Palm Beach, Public Improvement, Convention Center Project
Rev., 5.00%, 11/1/2021(b)	385,000	392,853
Rev., 5.00%, 11/1/2021	30,000	30,608
County of Palm Beach, Recreational and Cultural Facilities GO, 5.00%, 7/1/2022	100,000	105,294
County of Palm Beach, Water and Sewer
Rev., 4.00%, 10/1/2021	230,000	232,961
Rev., 5.00%, 10/1/2023 (b)	25,000	27,826
County of Palm Beach, Water and Sewer, FPL Reclaimed Water Project Rev., 5.00%, 10/1/2022	35,000	37,271
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	38,886
County of Pasco, Half-Cent Sales Tax and Improvement
Series 2013A, Rev., 5.00%, 12/1/2021	35,000	35,844
Series 2013A, Rev., 5.00%, 12/1/2022	95,000	101,867

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	25,000	26,608
County of Pinellas, Sewer Rev., 5.00%, 10/1/2022 (b)	60,000	63,866
County of Polk, Utility System Rev., 5.00%, 10/1/2022	135,000	143,779
County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	100,000	106,503
County of Sarasota, Infrastructure Sales Surtax
Rev., 4.00%, 10/1/2021	200,000	202,588
Rev., 5.00%, 10/1/2021	145,000	147,356
Rev., 5.00%, 10/1/2022	125,000	133,129
County of Sarasota, Utility System Rev., 5.00%, 10/1/2022	40,000	42,601
County of Seminole, Water and Sewer
Series 2015B, Rev., 5.00%, 10/1/2021	25,000	25,408
Series 2015B, Rev., 5.00%, 10/1/2022	75,000	79,909
County of St. Johns, Water and Sewer Rev., 5.00%, 6/1/2022	55,000	57,689
Escambia County Housing Finance Authority, Multi County Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	90,000	91,820
Escambia County School Board
Rev., 5.00%, 9/1/2022	115,000	121,896
Rev., 5.00%, 9/1/2023	125,000	137,904
Flagler County School District Series 2014A, COP, AGM, 5.00%, 8/1/2021	25,000	25,194
Florida Atlantic University Finance Corp., Student Housing Project
Series 2012A, Rev., 4.00%, 7/1/2021	75,000	75,166
Series 2019A, Rev., 5.00%, 7/1/2022	210,000	218,801
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2022	35,000	36,813
Florida Department of Children and Families, Civil Commitment Center Financing Corp. Project COP, 5.00%, 10/1/2021	100,000	101,614

Investments	Principal Amount($)	Value($)
Florida Department of Children and Families, South Florida Evaluation Treatment Center Financing Corp. Project Series 2021A, COP, 5.00%, 10/1/2021	25,000	25,404
Florida Department of Environmental Protection
Series 2011A, Rev., 5.00%, 7/1/2021	140,000	140,557
Series 2011B, Rev., 5.00%, 7/1/2021	290,000	291,153
Series 2012A, Rev., 5.00%, 7/1/2021	100,000	100,398
Series 2014-A, Rev., 5.00%, 7/1/2021	75,000	75,298
Series 2015A, Rev., 5.00%, 7/1/2021	30,000	30,119
Series 2016A, Rev., 5.00%, 7/1/2022	115,000	121,100
Series 2018A, Rev., 5.00%, 7/1/2022	125,000	131,631
Series 2012A, Rev., 5.00%, 7/1/2023	65,000	68,419
Series 2014A, Rev., 5.00%, 7/1/2023	95,000	104,559
Florida Department of Environmental Protection, Everglades Restoration
Series 2019A, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2013A, Rev., 4.00%, 7/1/2025	200,000	207,936
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2021	1,465,000	1,476,801
Series 2015A, COP, 5.00%, 8/1/2022	325,000	343,438
Series 2018A, COP, 5.00%, 11/1/2022	135,000	143,784
Series 2015A, COP, 5.00%, 8/1/2023	140,000	154,428
Florida Department of Management Services, Florida Facilities Pool Series 2017A, Rev., 5.00%, 9/1/2023	70,000	77,443
Florida Gulf Coast University Financing Corp., Housing Project
Rev., 5.00%, 2/1/2022	215,000	221,691
Series 2020A, Rev., 5.00%, 2/1/2022	150,000	154,668
Series 2017A, Rev., 5.00%, 8/1/2022	100,000	105,431
Series 2020A, Rev., 5.00%, 2/1/2023	120,000	129,205

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020A, Rev., 5.00%, 2/1/2024	125,000	139,668
Series 2020A, Rev., 5.00%, 2/1/2025	115,000	132,958
Florida Higher Educational Facilities Financial Authority, Rollins College Project
Series 2012B, Rev., 3.00%, 12/1/2021	100,000	101,299
Series 2012B, Rev., 3.00%, 12/1/2022	50,000	51,943
Florida Higher Educational Facilities Financial Authority, University of Tampa Project Series 2012A, Rev., AGM, 4.50%, 4/1/2022 (b)	100,000	103,626
Florida Housing Finance Corp., Emerald Villas Phase 2 Series 2019A, Rev., 2.00%, 8/1/2021	125,000	125,399
Florida Housing Finance Corp., Multi-Family Housing, Azure Estates Series 2019J, Rev., 1.45%, 3/1/2022 (c)	125,000	126,088
Florida Housing Finance Corp., Multi-Family Mortgage, Parrish Oaks Series 2020A, Rev., 1.25%, 2/1/2022 (c)	475,000	478,519
Florida Municipal Loan Council
Rev., GTD, NATL-RE, 3.00%, 10/1/2021	25,000	25,227
Series 2012A, Rev., AGM, 5.00%, 5/1/2025	200,000	208,622
Florida Municipal Loan Council, Lighthouse Point Series 2019A, Rev., 5.00%, 8/1/2022	30,000	31,680
Florida Municipal Power Agency
Series 2016A, Rev., 5.00%, 10/1/2021	1,145,000	1,162,982
Series 2016A, Rev., 5.00%, 10/1/2022	75,000	79,721
Series 2016A, Rev., 5.00%, 10/1/2023	90,000	99,949
Series 2016A, Rev., 5.00%, 10/1/2024	220,000	253,491
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2017A, Rev., 5.00%, 10/1/2025	50,000	59,497

Investments	Principal Amount($)	Value($)
Florida Municipal Power Agency, Stanton II Project
Series 2012A, Rev., 5.00%, 10/1/2021	395,000	401,150
Series 2012A, Rev., 5.00%, 10/1/2022	70,000	74,367
Series 2012A, Rev., 5.00%, 10/1/2023	420,000	446,381
Florida Ports Financing Commission, State Transportation Trust Fund Series 2011A, Rev., 5.00%, 10/1/2021 (b)	230,000	233,747
Florida State Board of Governors, International University Dormitory Series 2011A, Rev., 3.00%, 7/1/2021	20,000	20,045
Florida State Board of Governors, State University Mandatory School Fee Series 2010A, Rev., 5.00%, 7/1/2021	500,000	501,964
Florida State Board of Governors, University of Florida Parking Facility
Series 2014A, Rev., 5.00%, 7/1/2021	50,000	50,196
Series 2018A, Rev., 5.00%, 8/1/2021	60,000	60,478
Florida State Board of Governors, University of Florida Student Activity Series 2013A, Rev., 5.00%, 7/1/2022	45,000	47,357
FSU Financial Assistance, Inc. Series 2012A, Rev., 3.00%, 10/1/2021	50,000	50,448
Greater Orlando Aviation Authority, Airport Facilities Series 2016B, Rev., 5.00%, 10/1/2021	35,000	35,569
Hillsborough County School Board Series 2017A, COP, 5.00%, 7/1/2022	40,000	42,064
Hillsborough County School Board, Capital Improvement Rev., 3.00%, 8/1/2021	50,000	50,224
Hillsborough County School Board, Master Lease Program
Series 2015A, COP, 5.00%, 7/1/2021	35,000	35,135
COP, 5.00%, 7/1/2022	75,000	78,869
Series 2012A, COP, 5.00%, 7/1/2022 (b)	150,000	157,936
Hillsborough County School Board, Sales Tax Series 2015B, Rev., AGM, 5.00%, 10/1/2023	30,000	33,227

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Inland Protection Financing Corp.
Series 2019A, Rev., 5.00%, 7/1/2022	50,000	52,647
Series 2019A, Rev., 5.00%, 7/1/2023	30,000	32,998
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	28,541
JEA Electric System
Series 2014A, Rev., 5.00%, 10/1/2021	170,000	172,721
Series 2013A, Rev., 5.00%, 10/1/2022	75,000	79,815
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 6/1/2021 (c)	15,000,000	15,000,000
Series 2017A, Rev., 5.00%, 10/1/2021 (b)	635,000	645,130
Lee County School Board (The)
Series 2012B, COP, 3.00%, 8/1/2021	245,000	246,146
Series 2012B, COP, 5.00%, 8/1/2021	100,000	100,796
Series 2019A, COP, 5.00%, 8/1/2021	45,000	45,358
Series 2020A, COP, 5.00%, 8/1/2021	125,000	125,994
Series 2012B, COP, 3.00%, 8/1/2022	255,000	259,819
Series 2012B, COP, 4.00%, 8/1/2022	100,000	104,463
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	235,000	244,268
Series A-1, Rev., 5.00%, 4/1/2025	160,000	186,429
Martin County Health Facilities Authority, Martin Memorial Medical Center
Rev., 5.00%, 11/15/2022 (b)	25,000	26,759
Rev., 4.25%, 11/15/2024 (b)	105,000	119,197
Miami Beach Health Facilities Authority, Mount Sinai Medical Center
Rev., 5.00%, 11/15/2021	175,000	178,643
Rev., 5.00%, 11/15/2022 (b)	200,000	214,071
Miami-Dade County Housing Finance Authority
Rev., 0.60%, 12/1/2021 (c)	425,000	425,060
Rev., 1.40%, 4/1/2022 (c)	715,000	717,564

Investments	Principal Amount($)	Value($)
Miami-Dade County Housing Finance Authority, Liberty Square Phase Two Project Rev., 1.42%, 5/1/2022 (c)	325,000	328,369
Monroe County School District
Series 2018A, COP, 4.00%, 6/1/2021	105,000	105,000
Rev., AGM, 5.00%, 10/1/2022	100,000	106,253
New Smyrna Beach Utilities Commission Rev., 5.00%, 10/1/2022	65,000	69,227
Orange County Convention Center, Tourist Development Tax Rev., 5.00%, 10/1/2021	605,000	614,604
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2024	50,000	57,468
Orange County Health Facilities Authority, Orlando Health, Inc. Series 2016A, Rev., 5.00%, 10/1/2023	95,000	105,219
Orange County School Board
Series 2013A, COP, 5.00%, 8/1/2021	250,000	251,993
Series 2015D, COP, 5.00%, 8/1/2021	165,000	166,315
Series 2015D, COP, 5.00%, 8/1/2023	200,000	220,474
Orlando Utilities Commission, Utility System
Series 2011C, Rev., 4.00%, 10/1/2021	115,000	116,488
Series 2011B, Rev., 5.00%, 10/1/2021	220,000	223,574
Series 2011C, Rev., 5.00%, 10/1/2021	230,000	233,737
Series 2013A, Rev., 5.00%, 10/1/2021	130,000	132,112
Series 2016A, Rev., 5.00%, 10/1/2021	70,000	71,137
Series 2010C, Rev., 5.25%, 10/1/2021	25,000	25,427
Series 2011C, Rev., 4.00%, 10/1/2022	55,000	57,846
Series 2011C, Rev., 5.00%, 10/1/2022	220,000	234,307
Series 2013A, Rev., 5.00%, 10/1/2022	155,000	165,080
Series 2010C, Rev., 5.25%, 10/1/2022	120,000	128,203

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2011B, Rev., 5.00%, 10/1/2023	50,000	50,807
Series 2013A, Rev., 5.00%, 10/1/2023	45,000	50,030
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	27,794
Orlando-Orange County Expressway Authority
Rev., 5.00%, 7/1/2022	275,000	289,403
Series 2013B, Rev., 5.00%, 7/1/2022	70,000	73,666
Rev., AGM, 5.00%, 7/1/2025	110,000	115,563
Osceola County School Board Series 2013A, COP, 4.00%, 6/1/2022	50,000	51,916
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2021	160,000	161,558
Rev., 5.00%, 8/15/2022	395,000	417,754
Rev., 5.00%, 8/15/2024	495,000	565,713
Palm Beach County School District
Series 2011A, COP, 5.00%, 8/1/2021 (b)	100,000	100,808
Series 2015B, COP, 5.00%, 8/1/2021	775,000	781,204
Series 2018A, COP, 5.00%, 8/1/2021	85,000	85,680
Series 2012A, COP, 5.00%, 8/1/2022 (b)	25,000	26,425
Series 2015D, COP, 5.00%, 8/1/2022	25,000	26,415
Series 2017B, COP, 5.00%, 8/1/2022	25,000	26,415
Series 2018A, COP, 5.00%, 8/1/2022	55,000	58,114
Series 2018C, COP, 5.00%, 8/1/2022	120,000	126,793
Series 2018B, COP, 5.00%, 8/1/2023	20,000	22,052
Series 2017B, COP, 5.00%, 8/1/2025	25,000	29,610
Palm Beach County Solid Waste Authority
Rev., 4.00%, 10/1/2021	25,000	25,309
Rev., 5.00%, 10/1/2021	70,000	71,097
Rev., 5.00%, 10/1/2022	425,000	431,769
Rev., 5.00%, 10/1/2023	100,000	101,615
Pasco County School Board
Series 2018A, COP, 4.00%, 8/1/2021	145,000	145,906

Investments	Principal Amount($)	Value($)
Series 2013A, COP, 5.00%, 8/1/2021	1,150,000	1,159,070
Rev., 5.00%, 10/1/2021	100,000	101,591
Series 2013A, COP, 5.00%, 8/1/2022	475,000	501,545
Peace River Manasota Regional Water Supply Authority Rev., 5.00%, 10/1/2021	100,000	101,608
Peace River Manasota Regional Water Supply Authority, Utility System Rev., 4.00%, 10/1/2022	55,000	57,808
Polk County School District Rev., 5.00%, 10/1/2023	25,000	27,763
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2022	255,000	271,300
Rev., 5.00%, 10/1/2024	30,000	34,599
Reedy Creek Improvement District, Ad Valorem Tax
Series 2013A, GO, 5.00%, 6/1/2021	25,000	25,000
Series A, GO, 5.00%, 6/1/2022	65,000	68,144
Riviera Beach Utility Special District Rev., 5.00%, 10/1/2021	25,000	25,398
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	650,000	727,498
School Board of Miami-Dade County (The)
Series 2006C, COP, AMBAC, 5.00%, 10/1/2021	570,000	579,279
Series 2014D, COP, 5.00%, 11/1/2021	70,000	71,427
Series 2015D, COP, 5.00%, 2/1/2022	80,000	82,610
Series 2015A, COP, 5.00%, 5/1/2022	75,000	78,361
Series 2015A, COP, 5.00%, 5/1/2023	150,000	163,319
Series 2014D, COP, 5.00%, 11/1/2023	100,000	111,066
Series 2015D, COP, 5.00%, 2/1/2024	300,000	336,392
Series 2014A, COP, 5.00%, 5/1/2024 (c)	300,000	338,979
Series 2014D, COP, 5.00%, 11/1/2024	20,000	23,039
GO, 5.00%, 3/15/2025	205,000	239,949
Series 2015A, COP, 5.00%, 5/1/2025	395,000	462,641

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015C, COP, 5.00%, 5/1/2025	150,000	175,686
Series 2015A, COP, 5.00%, 5/1/2026	175,000	204,968
School District of Broward County
Rev., TAN, 2.00%, 6/30/2021	170,000	170,261
Series 2015A, COP, 5.00%, 7/1/2021	130,000	130,516
Series A, COP, 5.00%, 7/1/2021	325,000	326,290
GO, 5.00%, 7/1/2022	25,000	26,321
Series 2015A, COP, 5.00%, 7/1/2022	245,000	257,969
Series A, COP, 5.00%, 7/1/2022	30,000	31,588
Series C, COP, 5.00%, 7/1/2022	25,000	26,323
Series 2015B, COP, 5.00%, 7/1/2023	130,000	142,565
Series A, COP, 5.00%, 7/1/2023	35,000	38,383
Series 2012A, COP, 5.00%, 7/1/2024	225,000	236,331
Series 2015B, COP, 5.00%, 7/1/2024	115,000	131,209
Series A, COP, 5.00%, 7/1/2024	55,000	62,661
Series C, COP, 5.00%, 7/1/2024	30,000	34,179
Series 2015A, COP, 5.00%, 7/1/2026	75,000	88,586
Seminole County School Board
Series 2012B, COP, 5.00%, 7/1/2021	100,000	100,391
Series 2012B, COP, 5.00%, 7/1/2022 (b)	195,000	205,207
South Broward Hospital District, Memorial Healthcare System
Rev., 5.00%, 5/1/2022	485,000	506,504
Rev., 5.00%, 5/1/2023	130,000	141,962
Rev., 5.00%, 5/1/2024	190,000	215,694
Rev., 4.00%, 5/1/2026	25,000	29,102
South Florida Water Management District
COP, 5.00%, 10/1/2021	395,000	401,297
COP, 5.00%, 10/1/2022	325,000	345,774
COP, 5.00%, 10/1/2023	20,000	22,201
St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	21,959

Investments	Principal Amount($)	Value($)
St. Lucie County School Board Series 2015A, COP, 5.00%, 7/1/2021	30,000	30,115
St. Lucie County School Board, Sales Tax Rev., AGM, 5.00%, 10/1/2025	150,000	177,219
State of Florida Board of Education, Public Education Capital Outlay
Series 2012A, GO, 4.00%, 6/1/2021	210,000	210,000
Series 2012B, GO, 4.00%, 6/1/2021	150,000	150,000
Series 2008F, GO, 4.50%, 6/1/2021	100,000	100,000
Series 2008F, GO, 5.00%, 6/1/2021	30,000	30,000
Series 2011D, GO, 5.00%, 6/1/2021	505,000	505,000
Series 2011F, GO, 5.00%, 6/1/2021	25,000	25,000
Series 2012B, GO, 5.00%, 6/1/2021	60,000	60,000
Series 2013A, GO, 5.00%, 6/1/2021	90,000	90,000
Series 2013C, GO, 5.00%, 6/1/2021	70,000	70,000
Series 2015E, GO, 5.00%, 6/1/2021	50,000	50,000
Series 2016B, GO, 5.00%, 6/1/2021	25,000	25,000
Series 2017A, GO, GTD, 5.00%, 6/1/2021	40,000	40,000
Series 2017B, GO, 5.00%, 6/1/2021	20,000	20,000
Series 2017C, GO, 5.00%, 6/1/2021	25,000	25,000
Series 2019A, GO, 5.00%, 6/1/2021	65,000	65,000
Series 2012C, GO, 5.00%, 6/1/2022	35,000	36,715
Series 2013A, GO, 5.00%, 6/1/2022	75,000	78,675
Series 2015A, GO, 5.00%, 6/1/2022	25,000	26,225
Series 2015B, GO, 5.00%, 6/1/2022	210,000	220,289
Series 2016C, GO, 5.00%, 6/1/2022	95,000	99,654
Series 2016E, GO, 5.00%, 6/1/2022	95,000	99,654
Series 2017A, GO, GTD, 5.00%, 6/1/2022	55,000	57,695

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014A, GO, 5.00%, 6/1/2023	25,000	27,420
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2022	25,000	26,253
Series 2018A, Rev., 5.00%, 7/1/2024	140,000	159,455
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2021	80,000	80,317
Rev., 5.00%, 7/1/2024	35,000	40,026
State of Florida Department of Transportation Turnpike System
Series 2011A, Rev., 5.00%, 7/1/2021	70,000	70,277
Series 2012A, Rev., 5.00%, 7/1/2021	50,000	50,198
Series 2013A, Rev., 5.00%, 7/1/2021	90,000	90,356
Series 2014A, Rev., 5.00%, 7/1/2021	45,000	45,178
Series 2016B, Rev., 5.00%, 7/1/2021	135,000	135,535
Series 2017A, Rev., 5.00%, 7/1/2021	510,000	512,019
Series 2019B, Rev., 5.00%, 7/1/2021	35,000	35,139
Series 2012A, Rev., 5.00%, 7/1/2022	340,000	358,036
Series 2013C, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2014A, Rev., 5.00%, 7/1/2022	30,000	31,592
Series 2016A, Rev., 5.00%, 7/1/2022	195,000	205,344
Series 2016B, Rev., 5.00%, 7/1/2022	125,000	131,631
Series 2017A, Rev., 5.00%, 7/1/2022	20,000	21,061
Series 2019A, Rev., 5.00%, 7/1/2022	85,000	89,509
Series 2016C, Rev., 5.00%, 7/1/2023	25,000	27,510
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction
Series 2012A, GO, 3.25%, 7/1/2021	50,000	50,127
GO, 5.00%, 7/1/2021	150,000	150,596
Series 2011B, GO, 5.00%, 7/1/2021	55,000	55,218

Investments	Principal Amount($)	Value($)
Series 2016A, GO, 5.00%, 7/1/2021	25,000	25,098
GO, 5.00%, 7/1/2022	90,000	94,744
State of Florida, State Board of Education Lottery
Series 2011A, Rev., 5.00%, 7/1/2021	365,000	366,445
Series 2014A, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2012A, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2016A, Rev., 5.00%, 7/1/2022	250,000	263,262
Series 2021A, Rev., 5.00%, 7/1/2022	145,000	152,692
Series 2012A, Rev., 4.00%, 7/1/2026	300,000	311,717
Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	37,276
Tampa Bay Water, Regional Water Supply Authority, Utility System
Rev., 5.00%, 10/1/2021	50,000	50,816
Rev., NATL-RE, 5.50%, 10/1/2021	405,000	412,276
Rev., NATL-RE, 5.50%, 10/1/2022	50,000	53,591
Tampa-Hillsborough County Expressway Authority
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	100,000	104,155
Series A, Rev., 5.00%, 7/1/2022 (b)	40,000	42,094
Series B, Rev., 5.00%, 7/1/2022 (b)	20,000	21,047
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2021	185,000	187,394
Series 2011A, Rev., 5.00%, 10/1/2021 (b)	40,000	40,652
Rev., 4.00%, 10/1/2022	30,000	31,552
Town of Palm Beach, Public Improvement Series 2016A, Rev., 5.00%, 1/1/2023	25,000	26,923
Town of Palm Beach, Underground Utility Project GO, 5.00%, 7/1/2021	50,000	50,196

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Central Florida, Housing Facility
Series 2012A, Rev., 5.00%, 10/1/2021	105,000	106,670
Series 2018A, Rev., 5.00%, 10/1/2021	90,000	91,432
University of Florida, Department of Housing and Residence Education Housing System
Series 2012A, Rev., 4.00%, 7/1/2021	55,000	55,172
Series 2013A, Rev., 5.00%, 7/1/2022	25,000	26,309
USF Financing Corp., Capital Improvement, Marshall Center Project
Rev., 5.00%, 7/1/2021	20,000	20,078
Rev., 5.00%, 7/1/2024	20,000	22,680
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project Series 2020A, Rev., 4.00%, 10/15/2022	75,000	78,589
Volusia County School Board
COP, 5.00%, 8/1/2022	115,000	121,468
COP, 5.00%, 8/1/2023	55,000	60,618
Volusia County School Board, Master Lease Program
COP, 5.00%, 8/1/2021	235,000	236,869
Series 2015A, COP, 5.00%, 8/1/2021	115,000	115,915
Series 2016A, COP, 5.00%, 8/1/2021	45,000	45,358
Series 2014B, COP, 5.00%, 8/1/2022	115,000	121,468
Series 2014B, COP, 5.00%, 8/1/2025	100,000	114,233
Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2022	55,000	58,516
Walton County District School Board COP, 5.00%, 7/1/2022	60,000	63,136
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area Rev., 5.00%, 3/1/2022	50,000	51,782

Total Florida		88,426,167

Investments	Principal Amount($)	Value($)
Georgia — 1.2%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2021	375,000	376,423
Rev., 5.00%, 7/1/2022	375,000	394,052
Athens-Clarke County Unified Government Development Authority, UGAREF CCRC Building Project Rev., 5.00%, 12/15/2022	25,000	25,651
Athens-Clarke County Unified Government Development Authority, UGAREF Central Precincts LLC Project
Rev., 5.00%, 6/15/2022	35,000	36,762
Rev., 5.00%, 6/15/2023	125,000	136,810
Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	182,000
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association Project Rev., 5.25%, 7/1/2021 (b)	90,000	90,375
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	30,000	32,197
Atlanta and Fulton County Recreation Authority, Park Improvement
Series 2014A, Rev., 5.00%, 12/1/2021	125,000	128,054
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	21,446
Series A, Rev., 5.00%, 12/1/2023	25,000	27,962
Atlanta Development Authority, Panther Place, LLC Project Located on The Campus of Georgia State University Series 2017A, Rev., 5.00%, 7/1/2023	275,000	301,822
Atlanta Public Safety & Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,709
Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	130,000	130,307
Augusta Urban Redevelopment Agency, Municipal Building Renovation Project Rev., GTD, 5.00%, 10/1/2021	50,000	50,812
Barrow County School District GO, 4.00%, 2/1/2022	20,000	20,517
Bartow County Development Authority, Georgia Power Co. Rev., 2.05%, 11/19/2021 (c)	180,000	181,467
Bartow County School District
GO, 5.00%, 10/1/2021	125,000	127,010

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GO, 3.00%, 10/1/2022	25,000	25,947
GO, 5.00%, 10/1/2022	50,000	53,224
Braselton Urban Redevelopment Agency, Municipal Facilities Project
Rev., GTD, 4.00%, 7/1/2021	50,000	50,154
Rev., GTD, 4.00%, 7/1/2024	30,000	33,233
Brookhaven Development Authority, Children’s Health care
Series 2019A, Rev., 5.00%, 7/1/2021	500,000	501,967
Series 2019A, Rev., 5.00%, 7/1/2022	25,000	26,318
Butts County School District, Sales Tax GO, 4.00%, 9/1/2021	100,000	100,955
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 5.00%, 7/1/2023	20,000	22,008
Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. Series 2012A, Rev., 4.00%, 1/1/2022 (b)	50,000	51,111
Cherokee County Board of Education, School System
Series 2014A, GO, 5.00%, 8/1/2021	20,000	20,161
GO, 5.00%, 8/1/2022	55,000	58,134
Cherokee County Water & Sewer Authority
Rev., 4.00%, 8/1/2021 (b)	50,000	50,322
Series 2020A, Rev., 5.00%, 8/1/2021	25,000	25,198
Rev., 5.00%, 8/1/2022	45,000	47,537
City of Atlanta Series 2014A, GO, 5.00%, 12/1/2021	150,000	153,666
City of Atlanta, Public Improvement GO, 5.00%, 12/1/2021	60,000	61,466
City of Atlanta, Water & Wastewater
Series 2013B, Rev., 5.00%, 11/1/2021	185,000	188,763
Rev., 5.00%, 11/1/2022	115,000	122,958
Series 2018B, Rev., 5.00%, 11/1/2022	50,000	53,460
City of Barnesville, Tax-Exempt Series 2011A, Rev., 4.25%, 9/1/2021 (b)	300,000	303,023
City of Cartersville, Water & Sewer Rev., 5.00%, 6/1/2022	175,000	183,466

Investments	Principal Amount($)	Value($)
Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2022	25,000	26,519
Clarke County School District, Sales Tax
GO, 3.00%, 9/1/2021	50,000	50,358
GO, 5.00%, 9/1/2021	205,000	207,480
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2021	75,000	75,283
Rev., 5.00%, 7/1/2022	100,000	105,025
Rev., 5.00%, 7/1/2023	100,000	109,885
Rev., 5.00%, 7/1/2024	100,000	114,062
Rev., 5.00%, 7/1/2026	50,000	60,756
Clayton County Urban Redevelopment Agency, Georgia Project Rev., GTD, 5.00%, 2/1/2022	35,000	36,123
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Rev., 4.00%, 4/1/2022	205,000	211,385
Rev., 5.00%, 4/1/2022	260,000	270,254
Series 2020B, Rev., 5.00%, 4/1/2022	150,000	155,916
Series 2020B, Rev., 5.00%, 4/1/2023	175,000	190,078
Series 2020B, Rev., 5.00%, 4/1/2024	120,000	135,543
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project
Rev., GTD, 5.00%, 1/1/2022	50,000	51,426
Rev., GTD, 4.00%, 1/1/2024	25,000	26,508
Colquitt County Development Authority, Southern Care Corp. Series 1991C, Rev., Zero Coupon, 12/1/2021 (b)	140,000	139,916
Columbia County School District GO, 3.00%, 10/1/2021	65,000	65,624
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	80,000	95,157
County of Barrow GO, 5.00%, 10/1/2021	25,000	25,406
County of Carroll, Sales Tax GO, 4.00%, 6/1/2022	30,000	31,171
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	47,951

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Henry, Sales Tax GO, 5.00%, 5/1/2022	35,000	36,568
County of Rockdale, Water and Sewer Rev., 4.00%, 7/1/2021	20,000	20,063
Development Authority for Fulton County, Piedmont Healthcare, Inc., Project
Series 2016A, Rev., 5.00%, 7/1/2021	155,000	155,599
Series 2016A, Rev., 5.00%, 7/1/2022	110,000	115,700
Series 2016A, Rev., 5.00%, 7/1/2023	145,000	159,206
Development Authority for Fulton County, Spelman College Rev., 5.00%, 6/1/2022	25,000	26,194
Development Authority for Fulton County, Tech Foundation Campus Recreation Center Project Series 2011A, Rev., 5.00%, 11/1/2021	50,000	51,015
Development Authority for Fulton County, Tech Foundation Technology Square Project Series 2012A, Rev., 5.00%, 11/1/2021	175,000	178,552
Development Authority of Gwinnett County, Public School Project COP, NATL-RE, 5.25%, 1/1/2022	205,000	211,134
Downtown Savannah Authority, City of Savannah Projects
Rev., GTD, 4.00%, 8/1/2022	90,000	94,081
Series 2018A, Rev., 5.00%, 8/1/2022	25,000	26,424
Dublin School District GO, 3.00%, 4/1/2022	20,000	20,484
Fayette County School District, Sales Tax GO, 5.25%, 9/1/2021	150,000	151,908
Floyd County Hospital Authority, Medical Center Project Rev., GTD, 5.00%, 7/1/2022	25,000	26,315
Forsyth County School District GO, 5.00%, 2/1/2022	25,000	25,816
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2023	25,000	25,070
Fulton County Urban Redevelopment Agency Rev., 3.00%, 8/1/2022	50,000	51,686

Investments	Principal Amount($)	Value($)
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	22,736
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Rev., GTD, 5.00%, 2/15/2025	330,000	385,298
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., GTD, 5.00%, 2/15/2022	50,000	51,705
Series 2020A, Rev., 5.00%, 2/15/2023	100,000	108,025
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2021	150,000	150,244
Rev., 5.00%, 6/15/2022	200,000	209,748
Georgia Housing and Finance Authority, Single Family Mortgage Series A-4, Rev., 2.60%, 12/1/2021	175,000	177,083
Georgia Municipal Association, Inc., City of Atlanta Public Safety Projects COP, 5.00%, 12/1/2021	45,000	46,077
Georgia State Road and Tollway Authority
Series 2017-B, Rev., 5.00%, 6/1/2021	100,000	100,000
Series 2011B, Rev., GTD, 5.00%, 10/1/2021	90,000	91,462
Series 2017-A, Rev., 5.00%, 6/1/2022	30,000	31,458
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 5.00%, 8/1/2021	50,000	50,373
Gwinnett County School District
GO, 5.00%, 8/1/2021	50,000	50,403
GO, 5.00%, 2/1/2022	125,000	129,078
GO, 5.00%, 8/1/2022	30,000	31,713
Gwinnett County Water and Sewerage Authority
Rev., 5.00%, 8/1/2021	70,000	70,563
Rev., 5.00%, 8/1/2022	75,000	76,825
Hall County School District
GO, 5.00%, 11/1/2021	25,000	25,507
GO, 5.00%, 11/1/2022	50,000	53,445
Henry County Development Authority Rev., GTD, 3.00%, 8/1/2021	145,000	145,693

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Henry County School District
GO, 5.00%, 8/1/2021	25,000	25,201
GO, 4.50%, 8/1/2022	55,000	57,800
Houston County School District, Sales Tax
GO, 5.00%, 9/1/2021	40,000	40,484
GO, 5.00%, 9/1/2022	50,000	53,037
Jackson County Industrial Development Authority, Economic Development Projects
Rev., 5.00%, 7/1/2021	100,000	100,396
Rev., 5.00%, 7/1/2023	55,000	60,497
Jones County School District GO, 4.00%, 8/1/2021	200,000	201,267
LaGrange-Troup County Hospital Authority Rev., 5.00%, 4/1/2023	325,000	353,001
Lowndes County Board of Education GO, 5.00%, 2/1/2022	25,000	25,812
Main Street Natural Gas, Inc.
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	466,917
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	364,353
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	257,792
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	550,000	592,788
Series 2018C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023 (c)	370,000	401,566
Subseries C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023	100,000	108,675
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series A, Rev., 3.75%, 7/1/2021	60,000	60,176
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2021	125,000	125,517
Series 2018A, Rev., 3.00%, 7/1/2022	50,000	51,556
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	44,197
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,323
Series 2014A, Rev., 5.00%, 7/1/2022	125,000	131,589

Investments	Principal Amount($)	Value($)
Milton Public Buildings and Facilities Authority Rev., 5.00%, 12/1/2021	20,000	20,489
Oconee County School District, Sales Tax GO, 2.50%, 3/1/2022	25,000	25,447
Private Colleges and Universities Authority, Emory University
Series 2011A, Rev., 5.00%, 9/1/2021 (b)	275,000	278,351
Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,165,722
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	175,000	179,878
Sandy Springs Public Facilities Authority, City of Sandy Springs City Center Project Rev., 5.00%, 5/1/2022	405,000	423,148
Savannah Economic Development Authority, Southern Care Corp. Rev., Zero Coupon, 12/1/2021 (b)	195,000	194,835
South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,290,977
South Regional Joint Development Authority, Valdosta State University Student Union Project Rev., 5.00%, 8/1/2025	215,000	253,479
State of Georgia
Series 2011J-1, GO, 4.00%, 7/1/2021	75,000	75,238
Series 2011C, GO, 4.50%, 7/1/2021 (b)	250,000	250,892
Series 2011C, GO, 5.00%, 7/1/2021	35,000	35,139
Series 2012A, GO, 5.00%, 7/1/2021	55,000	55,219
Series 2016F, GO, 5.00%, 7/1/2021	50,000	50,199
Series 2017C, GO, 5.00%, 7/1/2021	320,000	321,272
Series 2019A, GO, 5.00%, 7/1/2021	105,000	105,418
Series I, GO, 5.00%, 7/1/2021	135,000	135,537
Series 2012C, GO, 4.00%, 9/1/2021	500,000	504,865
Series 2011E-2, GO, 5.00%, 9/1/2021	60,000	60,732

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2013C, GO, 5.00%, 10/1/2021	205,000	208,344
Series 2013H, GO, 5.00%, 12/1/2021	40,000	40,982
Series 2016E, GO, 5.00%, 12/1/2021	45,000	46,104
Series 2014A, GO, 5.00%, 2/1/2022	35,000	36,144
Series 2018A, GO, 5.00%, 7/1/2022	45,000	47,392
Series 2012C, GO, 4.00%, 9/1/2022	85,000	89,148
Series 2011-I, GO, 4.00%, 11/1/2022	25,000	25,404
Series 2011J-2, GO, 4.50%, 11/1/2022	30,000	30,547
Series 2011I, GO, 4.00%, 11/1/2024	150,000	152,374
Telfair County School District, Sales Tax
GO, 4.00%, 8/1/2021	50,000	50,307
GO, 5.00%, 8/1/2022	30,000	31,633
Tift County Hospital Authority
Rev., GTD, 4.00%, 12/1/2022 (b)	110,000	116,417
Rev., GTD, 5.00%, 12/1/2022	25,000	26,815
Valdosta and Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2021	75,000	76,206
Valdosta and Lowndes County Hospital Authority, South Georgia Medical Center Project
Series 2011B, Rev., GTD, 4.50%, 10/1/2021 (b)	125,000	126,830
Series 2011B, Rev., GTD, 5.00%, 10/1/2021 (b)	200,000	203,258
Series 2011B, Rev., GTD, 5.00%, 10/1/2021 (b)	110,000	111,792
Walker County School District, Sales Tax GO, 5.00%, 10/1/2021	200,000	203,148
Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	26,323
Wayne County School District, Sales Tax GO, 4.00%, 9/1/2021	125,000	126,163

Total Georgia		20,788,636

Investments	Principal Amount($)	Value($)
Hawaii — 0.3%
City & County Honolulu Series 2011A, Rev., 4.00%, 7/1/2021	50,000	50,158
City & County Honolulu, First Bond Resolution
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	50,000	52,645
Series A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,323
City and County Honolulu, Wastewater System
Series B, Rev., 4.00%, 7/1/2021	30,000	30,095
Rev., 4.00%, 7/1/2022	40,000	41,690
Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2016A, Rev., 5.00%, 7/1/2022	20,000	21,061
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	26,326
Series B, Rev., 5.00%, 7/1/2022	70,000	73,714
Series B, Rev., 5.00%, 7/1/2023	75,000	82,530
Series B, Rev., 5.00%, 7/1/2024	25,000	28,598
City and County of Honolulu
Series 2011A, GO, 4.00%, 8/1/2021 (b)	50,000	50,322
Series 2011A, GO, 4.00%, 8/1/2021 (b)	85,000	85,547
Series 2011B, GO, 5.00%, 8/1/2021	80,000	80,645
Series 2018B, GO, 5.00%, 9/1/2021	75,000	75,911
Series A, GO, 5.00%, 10/1/2021	85,000	86,381
Series B, GO, 5.00%, 10/1/2021	50,000	50,812
Series C, GO, 5.00%, 10/1/2021	70,000	71,137
Series 2018A, GO, 4.00%, 9/1/2022	115,000	120,598
Series A, GO, 5.00%, 9/1/2022	25,000	26,529
Series A, GO, 5.00%, 10/1/2022	25,000	26,629
Series B, GO, 5.00%, 10/1/2022	35,000	37,281
Series 2012A, GO, 5.00%, 11/1/2022 (b)	80,000	85,537
Series C, GO, 5.00%, 10/1/2023	40,000	44,481

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012B, GO, 5.00%, 11/1/2024	140,000	149,543
Series 2012C, GO, 3.00%, 11/1/2025	175,000	181,298
City and County of Honolulu, Tax-Exempt
Series 2012C, GO, 4.00%, 11/1/2021	30,000	30,486
Series 2017B, GO, 5.00%, 9/1/2022	40,000	42,445
Series 2016C, GO, 5.00%, 10/1/2022	45,000	47,933
City and County of Honolulu, Wastewater System
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	175,000	175,694
Rev., 4.00%, 7/1/2022 (b)	25,000	26,039
Series 2012B, Rev., 4.00%, 7/1/2022 (b)	25,000	26,039
County of Hawaii
Series 2017D, GO, 5.00%, 9/1/2021	30,000	30,365
Series 2013B, GO, 5.00%, 9/1/2022	45,000	47,751
Series A, GO, 5.00%, 9/1/2022	130,000	137,948
Honolulu City and County Board of Water Supply, Water System
Series 2012A, Rev., 5.00%, 7/1/2021	50,000	50,197
Series 2012A, Rev., 5.00%, 7/1/2022	65,000	68,433
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	45,000	47,381
State of Hawaii
Series EO, GO, 3.00%, 8/1/2021 (b)	35,000	35,167
Series EL, GO, 5.00%, 8/1/2021	20,000	20,161
Series EO, GO, 5.00%, 8/1/2021	95,000	95,765
Series EP, GO, 5.00%, 8/1/2021	290,000	292,336
Series 2020GA, GO, 5.00%, 10/1/2021	110,000	111,787
Series EY, GO, 5.00%, 10/1/2021	145,000	147,356
Series EZ, GO, 5.00%, 10/1/2021	35,000	35,569
Series FG, GO, 5.00%, 10/1/2021	130,000	132,112

Investments	Principal Amount($)	Value($)
Series FN, GO, 5.00%, 10/1/2021	35,000	35,569
Series EE, GO, 5.00%, 11/1/2021	60,000	61,220
Series EF, GO, 5.00%, 11/1/2021	385,000	392,832
Series DZ, GO, 3.75%, 12/1/2021 (b)	25,000	25,455
Series 2017-DZ, GO, 5.00%, 12/1/2021	30,000	30,733
Series 2018FT, GO, 5.00%, 1/1/2022	40,000	41,141
Series FK, GO, 4.00%, 5/1/2022	25,000	25,894
Series EH, GO, 4.00%, 8/1/2022	50,000	52,273
Series EP, GO, 5.00%, 8/1/2022	25,000	26,427
Series FE, GO, 5.00%, 10/1/2022	45,000	47,933
Series FG, GO, 5.00%, 10/1/2022	30,000	31,955
Series FH, GO, 5.00%, 10/1/2022	45,000	47,933
Series FN, GO, 5.00%, 10/1/2022	25,000	26,629
Series 2012EE, GO, 4.00%, 11/1/2022 (b)	40,000	42,204
Series EF, GO, 5.00%, 11/1/2022	35,000	37,422
Series EA, GO, 4.00%, 12/1/2022	40,000	40,774
Series FB, GO, 5.00%, 4/1/2023	35,000	38,124
Series EL, GO, 3.00%, 8/1/2023	50,000	53,040
Series EZ, GO, 5.00%, 10/1/2023	25,000	27,788
State of Hawaii, Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	26,355
State of Hawaii, Highway Fund Series 2011A, Rev., 5.00%, 1/1/2024	100,000	102,799

Total Hawaii		4,447,581

Idaho — 0.5%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 3.00%, 8/15/2021	25,000	25,147

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ada and Boise Counties Independent School District Boise City
GO, 4.00%, 8/1/2021	20,000	20,128
Series 2012B, GO, 4.00%, 8/1/2021	20,000	20,128
GO, 4.00%, 8/1/2022	175,000	182,957
Series 2012B, GO, 5.00%, 8/1/2022	20,000	21,142
Ada and Canyon Counties Joint School District No. 2 Meridian, Sales Tax Guaranty Program Series 2018A, GO, 5.00%, 9/15/2021	25,000	25,350
Boise-Kuna Irrigation District, Hydroelectric Project Rev., 4.00%, 6/1/2022	25,000	25,924
Canyon County School District No. 131 Nampa GO, 5.00%, 8/15/2022	25,000	26,468
County of Blaine GO, 4.00%, 8/1/2022	20,000	20,885
Idaho Bond Bank Authority
Series 2012B, Rev., 5.00%, 9/15/2021	25,000	25,352
Series A, Rev., 5.00%, 9/15/2022	25,000	26,575
Idaho Health Facilities Authority, Ada County Coroner Project Rev., 5.00%, 9/1/2021	70,000	70,842
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2015D, Rev., 5.00%, 12/1/2022	100,000	107,260
Idaho Housing and Finance Association, Federal Highway Trust
Series 2011A, Rev., 5.00%, 7/15/2021	50,000	50,287
Series A, Rev., GRAN, 5.00%, 7/15/2021	40,000	40,230
Series 2015A, Rev., GRAN, 5.00%, 7/15/2022	750,000	789,895
Series 2017A, Rev., GRAN, 5.00%, 7/15/2023	135,000	148,399
Series 2015A, Rev., GRAN, 5.00%, 7/15/2024	80,000	91,377
Series A, Rev., GRAN, 5.00%, 7/15/2025	30,000	35,413
Series A, Rev., GRAN, 5.00%, 7/15/2026	20,000	24,329
Idaho Housing and Finance Association, Idaho Arts Charter School Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	108,540

Investments	Principal Amount($)	Value($)
Idaho Housing and Finance Association, Single Family Mortgage
Series 2009A, Class I, Rev., VRDO, 0.15%, 6/9/2021 (c)	7,155,000	7,155,000
Series 2019A, Rev., GNMA COLL, 1.60%, 7/1/2022	170,000	172,184
Idaho State Building Authority Rev., 5.00%, 9/1/2022 (b)	30,000	31,832
Idaho State Building Authority, Eastern Idaho Technical College Project Rev., 4.00%, 9/1/2022	400,000	419,212
Kootenai County School District No. 271, Coeur d’Alene Sales Tax & Enhancement Guaranty Series 2012B, GO, 4.00%, 9/15/2021	25,000	25,279

Total Idaho		9,690,135

Illinois — 4.6%
Boone Mchenry and Dekalb Counties Community Unit School District 100, School Building Series 2005B, GO, BHAC-CR, NATL-RE, Zero Coupon, 12/1/2021	25,000	24,977
Chicago O’Hare International Airport
Series B, Rev., 5.00%, 1/1/2023	115,000	123,615
Series B, Rev., 5.00%, 1/1/2024	160,000	178,976
Series B, Rev., 5.00%, 1/1/2025	150,000	174,060
Series B, Rev., 5.00%, 1/1/2026	290,000	336,403
Chicago O’Hare International Airport, General Airport, Senior Lien
Rev., 5.00%, 1/1/2022 (b)	590,000	606,704
Series 2013B, Rev., 5.00%, 1/1/2022 (b)	100,000	102,831
Series 2013D, Rev., 5.00%, 1/1/2022 (b)	250,000	257,078
Series 2016C, Rev., 5.00%, 1/1/2022	495,000	508,798
Series C, Rev., 5.00%, 1/1/2022	50,000	51,394
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	47,838

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Chicago O’Hare International Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2023	185,000	198,860
Series C, Rev., 5.00%, 1/1/2024	45,000	50,337
Series C, Rev., 5.00%, 1/1/2025	35,000	40,614
Series E, Rev., 5.00%, 1/1/2025	200,000	232,080
Series B, Rev., 5.00%, 1/1/2026	55,000	58,993
Series C, Rev., 5.00%, 1/1/2026	50,000	59,797
Series E, Rev., 5.00%, 1/1/2026	30,000	35,878
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/1/2021 (b)	65,000	66,593
Rev., 5.25%, 12/1/2021 (b)	865,000	887,271
City of Aurora GO, 3.00%, 12/30/2021	75,000	76,246
City of Chicago Series 2015C, GO, 5.00%, 1/1/2023 (b)	165,000	177,464
City of Chicago, Capital Appreciation Series 1998A, Rev., NATL-RE, Zero Coupon, 1/1/2022	60,000	59,867
City of Chicago, Sales Tax Series 2011-A, Rev., 5.25%, 1/1/2022 (b)	80,000	82,405
City of Elgin Series 2015A, GO, 2.00%, 12/15/2021	40,000	40,387
City of Fairview Heights GO, 3.00%, 12/1/2021	25,000	25,337
City of North Chicago Series 2014A, GO, AGM, 4.00%, 11/1/2021	50,000	50,713
City of Rock Island GO, 4.00%, 12/1/2021	200,000	203,741
City of Rockford, Sales Tax Series 2016A, GO, 5.00%, 12/15/2022	25,000	26,793
City of St. Charles, Corporate Purpose GO, 5.00%, 12/1/2021	25,000	25,592
Cook and DuPage Counties, Village of Elk Grove GO, 4.00%, 1/1/2022	25,000	25,555
Cook County Community College District No. 527 Morton, Limited Tax GO, 5.00%, 12/15/2021	25,000	25,631
Cook County Community College District No. 535 Oakton, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,967

Investments	Principal Amount($)	Value($)
Cook County Community Consolidated School District No. 59 Elk Grove, Limited Tax GO, 4.00%, 3/1/2022	30,000	30,873
Cook County Community Consolidated School District No. 62 Des Plaines GO, 5.00%, 12/1/2021	35,000	35,825
Cook County Community High School District No. 218, Oak Lawn, Limited Tax Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,596
Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	30,000	31,697
Cook County Community Unit School District No. 401, Elmwood Park
GO, 3.00%, 12/1/2021	715,000	724,825
GO, 3.00%, 12/1/2022	500,000	519,813
Cook County Consolidated High School District No. 230, Limited Tax GO, 4.00%, 12/1/2021	30,000	30,579
Cook County Forest Preserve District, Unlimited Tax Series 2012A, GO, 5.00%, 11/15/2021	80,000	81,721
Cook County School District No. 102 La Grange Series A, GO, 2.00%, 12/1/2021	40,000	40,331
Cook County School District No. 109 Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	35,000	36,264
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2022	60,000	63,004
Cook County School District No. 163, Park Forest, Limited Tax
Series 2011A, GO, AGM, 4.50%, 12/15/2021 (b)	20,000	20,469
Series 2011A, GO, AGM, 5.00%, 12/15/2021 (b)	25,000	25,654
Cook County School District No. 81, Schiller Park, School GO, 4.00%, 12/1/2021	80,000	81,480
Cook County School District No. 83, Mannheim
Series 2011D, GO, 5.13%, 12/1/2021 (b)	50,000	51,243
Series 2011D, GO, 5.25%, 12/1/2021 (b)	50,000	51,275

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	25,000	26,823
Cook County Township High School District No. 227, Rich Township GO, 4.00%, 12/1/2021	50,000	50,809
County of Cook Series A, GO, 5.00%, 11/15/2021	25,000	25,548
County of Cook, Sales Tax Rev., 5.00%, 11/15/2021	50,000	51,115
County of DeKalb GO, 5.00%, 1/15/2023	90,000	96,631
County of Kendall GO, 5.00%, 12/15/2022	55,000	58,971
County of Lake, Sales Tax GO, 5.00%, 11/30/2022	25,000	26,792
County of Lake, Water and Sewer System Series 2016A, Rev., 5.00%, 12/1/2021	50,000	51,168
County of Rock Island GO, 3.00%, 12/1/2022	100,000	104,009
De Witt Ford and Livingston ETC Counties Community College District No. 540 Heartland GO, 4.00%, 12/1/2021 (b)	30,000	30,586
Du Page and Will Counties Community School District No. 204 Indian Prairie
Series 2015A, GO, 4.00%, 12/30/2021	25,000	25,563
Series 2007A, GO, NATL-RE, 6.25%, 12/30/2021	35,000	36,242
Du Page Cook and Will Counties Community College District No. 502
Series 2011A, GO, 5.00%, 6/1/2021	110,000	110,000
Series 2011B, GO, 4.75%, 1/1/2022	30,000	30,798
DuPage and Cook Counties Community Unit School District No. 205 Elmhurst
GO, NATL-RE, Zero Coupon, 1/1/2022	65,000	64,837
GO, 5.00%, 1/1/2023	290,000	312,119
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2022	100,000	102,208

Investments	Principal Amount($)	Value($)
DuPage County Forest Preserve District, Limited Tax GO, 4.00%, 11/1/2021	25,000	25,400
DuPage County School District No. 2 Bensenville GO, 5.00%, 5/1/2025	75,000	87,780
Fox Valley Park District
Series 2015B, GO, 4.00%, 12/15/2021	55,000	56,140
Series 2015B, GO, 4.00%, 12/15/2022	30,000	31,754
Greene Jersey and Macoupin Counties Community Unit School District No. 9 Southweste GO, 2.70%, 12/1/2022	50,000	51,446
Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka Series 2010B, GO, Zero Coupon, 10/15/2022	25,000	24,762
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Rev., 5.00%, 6/1/2022 (b)	170,000	178,318
Rev., 5.00%, 6/1/2022	155,000	162,530
Illinois Finance Authority, Advocate Health Care Network
Rev., 5.00%, 8/1/2021	330,000	332,636
Rev., 5.00%, 5/1/2022	425,000	443,696
Rev., 5.00%, 8/1/2022	635,000	670,948
Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group
Rev., 5.00%, 8/15/2023	20,000	22,101
Rev., 5.00%, 8/15/2025	255,000	303,230
Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/1/2022	115,000	122,001
Illinois Finance Authority, Chicago Symphony Orchestra Rev., VRDO, LOC: PNC Bank NA, 0.03%, 6/9/2021 (c)	10,000,000	10,000,000
Illinois Finance Authority, Clean Water Initiative
Rev., 5.00%, 7/1/2022	60,000	63,170
Rev., 5.00%, 7/1/2023	105,000	115,495
Illinois Finance Authority, Clean Water Initiative, Green Bond
Rev., 5.00%, 7/1/2021	975,000	978,852
Rev., 5.00%, 7/1/2022	125,000	131,603
Rev., 5.00%, 7/1/2023	340,000	373,985

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Illinois Finance Authority, Community Unit District, Local Government Project Rev., 2.00%, 12/1/2021	135,000	136,279
Illinois Finance Authority, Downers Grove Community High School District Number 99 Project Rev., 3.00%, 12/15/2021	45,000	45,691
Illinois Finance Authority, Iowa Finance Authority Health Facilities, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2022	25,000	25,849
Illinois Finance Authority, Memorial Health System Series 2014A, Rev., 5.00%, 7/1/2023	340,000	372,340
Illinois Finance Authority, NorthWestern Memorial Healthcare
Rev., 5.00%, 7/15/2021	75,000	75,438
Rev., 5.00%, 7/15/2022	360,000	379,694
Illinois Finance Authority, OSF Healthcare System
Series 2012A, Rev., 4.25%, 5/15/2022 (b)	395,000	410,491
Series 2012A, Rev., 5.00%, 5/15/2022 (b)	370,000	387,152
Series 2015A, Rev., 5.00%, 11/15/2024	100,000	115,457
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 5.00%, 2/15/2022	185,000	191,376
Series 2016C, Rev., 5.00%, 2/15/2023	225,000	243,619
Illinois Finance Authority, Riverside Health System
Rev., 5.00%, 11/15/2023	155,000	172,450
Rev., 5.00%, 11/15/2024	100,000	115,086
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series C, Rev., 5.00%, 8/15/2021	60,000	60,541
Illinois Finance Authority, The University of Chicago Forward Delivery
Series 2021A, Rev., 5.00%, 10/1/2023 (e)	1,400,000	1,544,183
Series 2021A, Rev., 5.00%, 10/1/2025 (e)	3,500,000	4,142,368

Investments	Principal Amount($)	Value($)
Illinois Finance Authority, Trinity Health Credit Group
Series 2011-IL, Rev., 5.00%, 12/1/2021 (b)	50,000	51,225
Series 2011-L, Rev., 5.00%, 12/1/2021 (b)	460,000	471,272
Illinois Finance Authority, Unitypoint Health
Series 2016D, Rev., 5.00%, 2/15/2023	160,000	173,068
Series 2016D, Rev., 5.00%, 2/15/2024	230,000	258,673
Illinois Finance Authority, University of Chicago (The)
Rev., VRDO, 0.03%, 6/9/2021 (c)	10,203,000	10,203,000
Series 2012A, Rev., 4.00%, 10/1/2021	100,000	101,267
Series 2012A, Rev., 5.00%, 10/1/2021	25,000	25,400
Series A, Rev., 4.00%, 4/1/2023 (b)	170,000	181,895
Series 2012A, Rev., 5.00%, 10/1/2026	100,000	101,550
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2009E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 6/1/2021 (c)	1,350,000	1,350,000
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,025,000	1,084,073
Series 2016B, Rev., 5.00%, 8/15/2023	740,000	818,249
Series A, Rev., 5.00%, 8/15/2023	130,000	143,747
Series 2016A, Rev., 5.00%, 8/15/2024	235,000	270,030
Illinois Health Facilities Authority, Advocate Health Care Network Series 2003C, Rev., 1.60%, 11/15/2022	165,000	166,823
Illinois Housing Development Authority, Multi-Family Housing, Heather Ridge Rev., 1.90%, 10/1/2021 (c)	135,000	135,765
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2022	270,000	278,329
Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,909
Series 2015A, Rev., 5.00%, 2/1/2024	130,000	145,622
Series 2015A, Rev., 5.00%, 2/1/2026	175,000	207,193

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Illinois State Toll Highway Authority, Senior
Series 2014A, Rev., 5.00%, 12/1/2021	95,000	97,273
Series 2014D, Rev., 5.00%, 1/1/2022	95,000	97,659
Series 2018A, Rev., 5.00%, 1/1/2022	75,000	77,100
Series 2014D, Rev., 5.00%, 1/1/2023	20,000	21,505
Series D, Rev., 5.00%, 1/1/2024	55,000	61,538
Joliet Regional Port District GO, 4.00%, 12/30/2021	135,000	137,855
Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2022	95,000	97,648
Kane County Forest Preserve District
Series 2016C, GO, 5.00%, 12/15/2021	85,000	87,216
Series 2016C, GO, 5.00%, 12/15/2022	70,000	75,167
Kane County School District No. 131 Aurora East Side
Series 2020C, GO, 5.00%, 12/1/2021	140,000	143,137
Series 2020C, GO, 5.00%, 12/1/2022	160,000	170,442
Kane Kendall Etc. Counties Community College District No. 516, Waubonsee Community College Series 2012A, GO, 5.00%, 12/15/2021 (b)	125,000	128,303
Kane, Cook and DuPage Counties Community College District No. 509, Elgin Community College GO, 2.25%, 12/15/2021	25,000	25,286
Kankakee River Metropolitan Agency, Senior Lien Treatment Facility Rev., AGM, 4.00%, 5/1/2022	30,000	31,031
Lake and McHenry Counties Community Unit, School District No. 118 GO, 5.00%, 1/1/2022	135,000	138,739
Lake County Community Consolidated School District No. 41 Lake Villa GO, 4.00%, 11/1/2021	25,000	25,389
Lake County Community High School District No. 115 Lake Forest GO, 4.00%, 11/1/2021	25,000	25,402

Investments	Principal Amount($)	Value($)
Lake County School District No. 76-Diamond Lake, School Building GO, 5.00%, 1/1/2022	25,000	25,697
Lake County Township High School District No. 121, Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	396,255
Lincoln Land Community College District No. 526 GO, 4.00%, 12/15/2021 (b)	210,000	214,423
Macon and De Witt Counties Community Unit, School District No. 2 Maroa-Forsyth Series 2017C, GO, 3.00%, 12/1/2021	50,000	50,672
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2021 (b)	50,000	51,456
McHenry County Conservation District GO, 5.00%, 2/1/2022	50,000	51,600
McHenry Kane Lake and Boone Counties Community College District No. 528, Limited Tax Rev., 4.00%, 2/1/2022	25,000	25,617
McLean and Woodford Counties Community Unit School District No. 5 Normal
Series 2017A, GO, 4.00%, 12/1/2021	120,000	122,336
Series 2017A, GO, 4.00%, 12/1/2023	30,000	32,502
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series A, Rev., NATL-RE, Zero Coupon, 6/15/2022	30,000	29,751
Metropolitan Water Reclamation District of Greater Chicago
Series 2014B, GO, 4.00%, 12/1/2021	50,000	50,936
Series 2007A, GO, 5.00%, 12/1/2021	45,000	46,065
Series 2014D, GO, 5.00%, 12/1/2021	85,000	87,012
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax
Series 2011B, GO, 3.00%, 12/1/2021	100,000	101,374
Series 2011B, GO, 5.00%, 12/1/2021	50,000	51,184

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Northern Illinois Municipal Power Agency, Prairie State Project
Series 2016A, Rev., 5.00%, 12/1/2021	130,000	133,005
Series 2016A, Rev., 5.00%, 12/1/2024	135,000	155,345
Peoria Metropolitan Airport Authority Series 2017D, GO, 5.00%, 12/1/2023	75,000	83,886
Peoria Tazewell Etc Counties Community College District No. 514 Series 2014A, GO, 5.00%, 12/1/2021	35,000	35,834
Plainfield Township Park District GO, 3.00%, 12/30/2021	45,000	45,721
Railsplitter Tobacco Settlement Authority
Rev., 5.25%, 6/1/2021	265,000	265,000
Rev., 5.38%, 6/1/2021	920,000	920,000
Rev., 5.50%, 6/1/2021 (b)	380,000	380,000
Rev., 6.00%, 6/1/2021 (b)	360,000	360,000
Rev., 5.00%, 6/1/2022	155,000	162,242
Rev., 5.00%, 6/1/2023	180,000	196,624
Rev., 5.00%, 6/1/2024	525,000	595,673
Regional Transportation Authority
Series 2016A, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2001A, Rev., NATL-RE, 5.50%, 7/1/2021	25,000	25,107
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2021	50,000	50,215
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2022	80,000	84,604
Rock Island County Community Unit School District No. 40 Moline GO, 3.00%, 2/1/2022	30,000	30,558
Sangamon County Community Unit School District No. 5, Ball-Chatham Series B, GO, 5.00%, 1/1/2022	30,000	30,836
Southwestern Illinois Development Authority, Memorial Group Inc. Rev., 7.13%, 11/1/2023 (b)	100,000	116,535
State of Illinois
GO, 5.00%, 6/1/2021	135,000	135,000
Series 2021A, GO, 5.00%, 3/1/2022	2,625,000	2,716,600
Series 2013A, GO, 5.00%, 4/1/2022	125,000	129,837
GO, 5.00%, 5/1/2022	55,000	57,336

Investments	Principal Amount($)	Value($)
GO, AGM, 5.00%, 8/1/2022	95,000	100,186
Series 2017D, GO, 5.00%, 11/1/2022	7,500,000	7,985,904
Series 2019A, GO, 5.00%, 11/1/2022	20,000	21,296
Series 2021A, GO, 5.00%, 3/1/2023	2,600,000	2,806,826
Series 2021A, GO, 5.00%, 3/1/2024	935,000	1,049,296
State of Illinois, Sales Tax, Junior Obligation Series 2016C, Rev., 5.00%, 6/15/2022	125,000	130,218
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 0.10%, 6/9/2021 (c)(f)	10,220,000	10,220,000
Township of Campton
GO, 5.00%, 12/15/2021	45,000	46,151
GO, 5.00%, 12/15/2022	25,000	26,829
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2022	35,000	36,371
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2022	25,000	25,692
Village of Carpentersville GO, 4.00%, 12/30/2021	80,000	81,720
Village of Channahon GO, 3.00%, 12/1/2021	40,000	40,550
Village of Glendale Heights GO, 5.00%, 12/15/2021	155,000	158,999
Village of Glenview
Series 2012A, GO, 4.00%, 12/1/2021	150,000	152,882
Series 2012B, GO, 4.00%, 12/1/2021	80,000	81,537
Village of Hoffman Estates Series 2015B, GO, 4.00%, 12/1/2021	25,000	25,461
Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	36,882
Village of McCook Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	137,192
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	15,000	15,302
GO, AGM, 4.00%, 1/1/2023	15,000	15,807
GO, AGM, 4.00%, 1/1/2024	70,000	75,996
GO, AGM, 4.00%, 1/1/2025	40,000	44,559

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Village of Morton Grove GO, 5.00%, 12/15/2021	25,000	25,638
Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	708,245
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	389,499
Village of Sauk Village Series 2019C, GO, 4.00%, 12/1/2021	150,000	152,806
Village of Schaumburg Series 2020B, GO, 2.00%, 12/1/2023	325,000	336,439
Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	55,000	57,763
Village of Wheeling GO, 5.00%, 12/1/2021	25,000	25,592
Wheaton Park District Series 2019A, GO, 5.00%, 12/15/2021	25,000	25,638
White Oak Library District GO, 5.00%, 1/1/2022	100,000	102,710
Will and Kendall Counties Community Consolidated School District 202, Limited Tax Series 2019B, Rev., 5.00%, 7/1/2021	25,000	25,096
Will County Community High School District No. 210 Lincoln-Way GO, AGM, Zero Coupon, 1/1/2022 (b)	50,000	49,899
Will County Community Unit School District No. 365-U Valley View, Limited School Bonds
GO, AGM, Zero Coupon, 11/1/2021 (b)	40,000	39,980
Series 2011A, GO, 5.63%, 11/1/2021 (b)	255,000	260,861
Series 2011A, GO, 5.75%, 11/1/2021 (b)	110,000	112,585
Will County Elementary School District No. 122 Series B, GO, AGM, Zero Coupon, 11/1/2021 (b)	85,000	84,958
Will County Forest Preserve District, Unlimited Tax GO, 5.00%, 12/15/2021	35,000	35,913
Will County School District No. 88 Chaney-Monge, School Building GO, AGM, 5.00%, 12/1/2023 (b)	135,000	150,738

Investments	Principal Amount($)	Value($)
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2022	25,000	25,547
Winnebago and Boone Counties School District No. 205 Rockford GO, Zero Coupon, 2/1/2022	50,000	49,800

Total Illinois		82,234,505

Indiana — 1.8%
Allen County War Memorial Coliseum Additions Building Corp.
Series 2016A, Rev., 4.00%, 11/1/2021	75,000	76,152
Series 2016A, Rev., 4.00%, 11/1/2022	50,000	52,615
Anderson School Building Corp., First Mortgage
Rev., 5.00%, 7/20/2022	175,000	184,341
Rev., 5.00%, 1/20/2023	45,000	48,420
Rev., 5.00%, 7/20/2023	20,000	21,930
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2022	60,000	63,192
Rev., 5.00%, 7/15/2023	20,000	21,945
Rev., 4.00%, 7/15/2024	25,000	27,649
Rev., 5.00%, 7/15/2024	110,000	125,054
Ball State University, Housing & Dining System
Rev., 5.00%, 7/1/2021	40,000	40,156
Rev., 5.00%, 7/1/2024	25,000	27,318
Ball State University, Student Fee Series S, Rev., 5.00%, 7/1/2021	160,000	160,626
Brownsburg 1999 School Building Corp., First Mortgage
Series 2015B, Rev., 5.00%, 7/15/2022	45,000	47,394
Rev., 4.00%, 7/15/2023	65,000	70,036
Series 2015B, Rev., 5.00%, 7/15/2024	30,000	34,226
Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	642,526
Carmel Clay Schools GO, 2.00%, 7/15/2021	45,000	45,097
Carmel Local Public Improvement Bond Bank, Multipurpose Series 2016, Rev., 2.00%, 7/15/2021	200,000	200,458

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Carmel Local Public Improvement Bond Bank, Waterworks
Rev., 5.00%, 6/1/2021	40,000	40,000
Rev., 5.00%, 6/1/2022	25,000	26,199
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 7/1/2021	70,000	70,277
Series 2014B, Rev., 5.00%, 7/1/2022	25,000	26,327
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	39,074
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	79,681
Center Grove School Building Corp., First Mortgage Series 2013A, Rev., 5.00%, 1/15/2022	75,000	77,216
City of Fort Wayne, Sewage Works Series 2020B, Rev., 4.00%, 8/1/2024	150,000	164,308
City of Indianapolis Department of Public Utilities Gas Utility
Series 2020A, Rev., 5.00%, 8/15/2022	205,000	217,040
Series 2020A, Rev., 5.00%, 8/15/2023	795,000	877,020
City of Indianapolis, Energy System, First Lien Series 2016A, Rev., 5.00%, 10/1/2021	125,000	126,980
City of Knox, Sewage Works
Rev., 4.00%, 12/1/2021	65,000	66,167
Rev., 4.00%, 12/1/2022	65,000	68,245
City of Lafayette, Sewage Works Rev., 5.00%, 7/1/2022	25,000	26,284
City of Rockport, AEP Generating Company Project Series A, Rev., 1.35%, 9/1/2022 (c)	50,000	50,659
City of Rockport, Indiana Michigan Power Co. Project Series D, Rev., VRDO, 2.05%, 4/1/2025 (c)	2,775,000	2,775,000
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2022	130,000	133,037
Rev., 4.00%, 1/15/2025	35,000	39,065
Clark-Pleasant School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	35,000	36,862

Investments	Principal Amount($)	Value($)
Columbus Multi-High School Building Corp., Unlimited Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	25,000	26,341
Concord Community Schools Building Corp., First Mortgage Refunding and Improvement
Rev., 4.00%, 1/15/2022	30,000	30,701
Rev., 5.00%, 7/15/2023	25,000	27,459
County of Elkhart GO, 4.00%, 6/1/2022	25,000	25,950
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	26,937
County of Lake GO, AGM, 2.00%, 7/15/2022	25,000	25,534
County of Warrick, Multi-Family Housing Bonds, Newburgh Assisted Living Project Rev., VRDO, 1.63%, 6/1/2021 (c)	400,000	400,000
Crothersville 2000 School Building Corp., First Mortgage Rev., AMBAC, 5.00%, 7/15/2021	80,000	80,424
Decatur Township Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 1/15/2022	25,000	25,731
Eagle-Union Middle School Building Corp., Ind Lease Rental Rev., AMBAC, Zero Coupon, 7/15/2021	150,000	149,922
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax First Mortgage Bonds
Rev., 4.00%, 7/15/2022	25,000	26,050
Rev., 4.00%, 1/15/2024	40,000	43,692
East Porter County School Building Corp., First Mortgage Refunding and Improvement Rev., 4.00%, 7/15/2022	75,000	78,238
Fishers Industrial Redevelopment District Rev., 4.00%, 1/15/2024	25,000	27,239
Fishers Redevelopment Authority, State Road 37 Project Rev., 4.00%, 7/15/2022	25,000	26,065
Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	52,130

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Fishers Town Hall Building Corp., Amphitheater Project Rev., 4.00%, 7/15/2022	100,000	104,144
Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 1/15/2023	70,000	75,430
Fort Wayne Redevelopment Authority Lease Rental Rev., 4.00%, 2/1/2022	50,000	51,303
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2021	100,000	100,806
Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2021	150,000	150,871
Series 2015B, Rev., 5.00%, 7/15/2022	40,000	42,096
Franklin Township-Marion County Multiple School Building Corp., Property Tax Mortgage Rev., 5.00%, 7/10/2021	30,000	30,153
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022	75,000	78,160
Rev., 4.00%, 1/15/2023	75,000	79,518
Rev., 5.00%, 1/15/2026	45,000	53,588
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022	60,000	62,521
Rev., 5.00%, 7/15/2023	30,000	32,944
Hamilton County Public Building Corp., First Mortgage Rev., 5.00%, 2/1/2023	75,000	79,091
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2021	25,000	25,146
Series 2015B, Rev., 4.00%, 1/15/2022	25,000	25,605
Series 2015D, Rev., 4.00%, 1/15/2022	50,000	51,209
Series B, Rev., 5.00%, 7/15/2022	35,000	36,915
Rev., 4.00%, 1/15/2024	25,000	27,355

Investments	Principal Amount($)	Value($)
Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2024	100,000	111,120
Rev., 5.00%, 1/15/2025	100,000	114,792
Highland Sanitation District
4.00%, 2/1/2022	250,000	256,090
Series 2016B, 2.00%, 8/1/2022	50,000	50,969
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	35,000	38,458
Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project
Series 2012D, Rev., 5.00%, 2/1/2023	40,000	41,270
Series 2012D, Rev., 3.00%, 2/1/2025	140,000	142,309
Indiana Finance Authority
Series 2011A, Rev., 3.00%, 7/1/2021	50,000	50,117
Series 2012M, Rev., 4.00%, 7/1/2021	70,000	70,221
Series 2011B, Rev., 5.00%, 7/1/2021 (b)	130,000	130,516
Series 2012C, Rev., 5.00%, 7/1/2021	50,000	50,198
Series A, Rev., 5.00%, 7/1/2021	75,000	75,297
Series 2012M, Rev., 5.00%, 7/1/2022 (b)	175,000	184,258
Indiana Finance Authority, Beacon Health System Obligation Group
Series 2013A, Rev., 5.00%, 8/15/2021	30,000	30,295
Series 2013A, Rev., 5.00%, 8/15/2022	200,000	211,646
Series 2013A, Rev., 5.00%, 8/15/2023	250,000	275,910
Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group
Rev., 4.00%, 9/1/2021	200,000	201,906
Rev., 5.00%, 3/1/2022 (b)	150,000	155,511
Rev., 5.00%, 9/1/2022	100,000	106,036
Indiana Finance Authority, Community Health Network Project
Series 2012A, Rev., 5.00%, 5/1/2022	100,000	104,339
Series 2012A, Rev., 5.00%, 5/1/2023	105,000	114,450

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project
Rev., 4.00%, 10/1/2021	40,000	40,518
Series 2011A, Rev., 5.00%, 10/1/2021	310,000	315,047
Series 2014A, Rev., 5.00%, 10/1/2021	85,000	86,375
Series 2015A, Rev., 5.00%, 10/1/2021	80,000	81,294
Series 2014A, Rev., 5.00%, 10/1/2022	100,000	106,489
Series 2011A, Rev., 5.25%, 10/1/2022	100,000	101,706
Series 2011A, Rev., 5.25%, 10/1/2024	560,000	569,807
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Green Bond Series 2016A, Rev., 5.00%, 10/1/2022	50,000	53,245
Indiana Finance Authority, Health System, Franciscan Alliance, Inc. Obligated Group
Rev., 5.00%, 11/1/2022	170,000	181,613
Rev., 5.00%, 11/1/2023	160,000	177,788
Series 2016B, Rev., 5.00%, 11/1/2024	345,000	397,546
Indiana Finance Authority, Highway
Series 2016C, Rev., 5.00%, 12/1/2021	355,000	363,675
Series 2010A, Rev., 5.00%, 12/1/2022	80,000	85,858
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2021	95,000	97,302
Series 2011 I, Rev., 1.65%, 1/1/2022 (b)(c)	250,000	252,205
Series H, Rev., 1.65%, 1/1/2022 (b)(c)	1,000,000	1,008,818
Rev., 5.00%, 12/1/2022	400,000	429,038
Series 2014A, Rev., 5.00%, 12/1/2022	195,000	209,156
Series 2016A, Rev., 5.00%, 12/1/2022	70,000	75,082
Rev., 5.00%, 12/1/2024	75,000	86,896
Series B, Rev., 2.25%, 7/1/2025(c)	100,000	106,034
Indiana Finance Authority, Lease Appropriation, Convention Center Expansion Project Series 2019B, Rev., 5.00%, 2/1/2025	90,000	105,196

Investments	Principal Amount($)	Value($)
Indiana Finance Authority, National Collagiate Athletic Association Project Rev., 5.00%, 5/1/2022	75,000	78,368
Indiana Finance Authority, Parkview Health System, Inc.
Series 2017A, Rev., 5.00%, 11/1/2021	310,000	316,240
Series 2012A, Rev., 5.00%, 5/1/2022	25,000	26,112
Series 2017A, Rev., 5.00%, 11/1/2022	110,000	117,531
Series 2012A, Rev., 4.00%, 5/1/2023	180,000	186,290
Series 2017A, Rev., 5.00%, 11/1/2023	100,000	111,502
Series 2012A, Rev., 5.00%, 5/1/2024	100,000	104,614
Series 2017A, Rev., 5.00%, 11/1/2024	55,000	63,681
Indiana Finance Authority, Second Lien, Wastewater Utility, CWA Authority Project Series 2011B, Rev., 5.25%, 10/1/2022	250,000	254,239
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2022 (b)	50,000	51,636
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	80,000	82,617
Series 2013A, Rev., 5.00%, 2/1/2022	55,000	56,791
Indiana Finance Authority, State Revolving Fund Program, Green Bond
Rev., 5.00%, 2/1/2022	50,000	51,628
Series 2016B, Rev., 5.00%, 2/1/2022	20,000	20,651
Series 2017B, Rev., 5.00%, 2/1/2022	25,000	25,814
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-3, Rev., 1.75%, 11/2/2021 (c)	260,000	261,754
Indiana Health Facility Financing Authority, Ascension Sub Credit Group
Rev., 4.00%, 10/1/2021	160,000	162,044
Rev., 4.00%, 10/1/2025	30,000	34,472

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2022	55,000	56,527
Series 2016C, Rev., 5.00%, 1/1/2022	50,000	51,388
Series 2017A, Rev., 5.00%, 1/1/2022	225,000	231,245
Series 2019A, Rev., 5.00%, 1/1/2022	80,000	82,220
Series 2014A, Rev., 5.00%, 1/1/2023	220,000	236,263
Series 2019A, Rev., 5.00%, 1/1/2023	225,000	241,633
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2015A, Rev., 5.00%, 2/1/2022	1,000,000	1,032,625
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2022	125,000	129,791
Indiana State University, Student Fee
Series R, Rev., 5.00%, 10/1/2021	30,000	30,467
Series S, Rev., 5.00%, 10/1/2021	25,000	25,389
Indiana Transportation Finance Authority
Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2021	315,000	323,872
Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2022	160,000	173,536
Indiana University, Lease Purchase
Series 2017A, Rev., 4.00%, 6/1/2021	220,000	220,000
Series 2020A, Rev., 5.00%, 6/1/2021	60,000	60,000
Series 2020A, Rev., 5.00%, 6/1/2022	30,000	31,470
Indiana University, Student Fee
Series Z-1, Rev., 3.00%, 8/1/2021	75,000	75,359
Series U, Rev., 5.00%, 8/1/2021	110,000	110,888
Series U, Rev., 5.00%, 8/1/2021 (b)	25,000	25,202
Series W-2, Rev., 5.00%, 8/1/2021	65,000	65,525
Series Z-1, Rev., 3.00%, 8/1/2022	60,000	62,030
Series U, Rev., 3.20%, 8/1/2022	200,000	201,019
Series X, Rev., 4.00%, 8/1/2022	60,000	62,728

Investments	Principal Amount($)	Value($)
Series W-2, Rev., 5.00%, 8/1/2022	35,000	36,998
Indianapolis Local Public Improvement Bond Bank
Series 2014C, Rev., 4.00%, 2/1/2022	25,000	25,652
Series 2021A, Rev., 5.00%, 6/1/2022	50,000	52,372
Indianapolis Local Public Improvement Bond Bank, Ad Valorem Property Tax Funded Project Series 2017A, Rev., 5.00%, 1/15/2022	35,000	36,068
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2023	65,000	70,247
Indianapolis Local Public Improvement Bond Bank, Indyroads Series 2019E, Rev., 5.00%, 1/1/2022	30,000	30,858
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2022	40,000	41,144
Series 2013D, Rev., 3.25%, 1/1/2025	100,000	104,006
Indianapolis Local Public Improvement Bond Bank, Waterworks Project Series 2007B, Rev., NATL-RE, 5.25%, 7/1/2022	60,000	63,345
Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	61,685
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	25,000	25,783
Ivy Tech Community College of Indiana, Student Fee
Series W, Rev., 4.00%, 7/1/2021	110,000	110,344
Series V, Rev., 5.00%, 7/1/2021	25,000	25,098
Series R-1, Rev., 5.00%, 7/1/2022	40,000	42,099
Series T, Rev., 5.00%, 7/1/2022	25,000	26,312

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series V, Rev., 5.00%, 7/1/2022	110,000	115,774
Series W, Rev., 5.00%, 7/1/2022	75,000	78,937
Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	82,183
Series R-1, Rev., 5.00%, 7/1/2023	35,000	38,460
Series T, Rev., 5.00%, 7/1/2024	100,000	114,128
Jackson County Building Corp.
Rev., 2.00%, 1/15/2023	120,000	122,822
Rev., 2.00%, 7/15/2023	125,000	128,764
Rev., 2.00%, 1/15/2024	125,000	129,437
Rev., 2.00%, 7/15/2024	125,000	129,976
Rev., 2.00%, 1/15/2025	125,000	130,332
Jennings County School Building Corp., First Mortgage
Series 2019B, Rev., 3.00%, 7/15/2021	50,000	50,165
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	90,989
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	40,687
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	61,667
Kankakee Valley Middle School Building Corp., Ad Valorem Property Tax Rev., 3.00%, 1/15/2022	85,000	86,535
La Porte County Public Library Leasing Corp. GO, 3.00%, 1/15/2022	25,000	25,429
Lake Central Multi-District School Building Corp., First Mortgage
Series 2012B, Rev., 5.00%, 7/15/2021	250,000	251,406
Series 2012B, Rev., 5.00%, 1/15/2023 (b)	100,000	107,825
LaPorte Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	90,000	98,792
Lawrence Township Metropolitan School District GO, 2.00%, 7/15/2021	25,000	25,056
Lebanon Middle School Building Corp., Unlimited Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 7/10/2022	60,000	63,118

Investments	Principal Amount($)	Value($)
Lincoln Center Building Corp. Rev., 4.00%, 8/1/2022	285,000	297,069
Maconaquah School Building Corp. Series 2016A, Rev., 3.00%, 7/15/2021	125,000	125,405
Merrillville Multi School Building Corp., In Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	40,000	43,988
Metropolitan School District Washington Township
GO, 3.00%, 1/15/2022	30,000	30,534
GO, 3.00%, 1/15/2023	35,000	36,596
Mishawaka School Building Corp., Indiana First Mortgage Rev., 3.00%, 1/15/2022	45,000	45,759
Mishawaka School City Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2021	100,000	100,564
Mount Vernon of Posey County Multi-School Building Corp. Rev., 5.00%, 7/15/2021	20,000	20,113
MSD of Wabash County Multi-School Building Corp., First Mortgage Rev., 3.40%, 7/15/2022	25,000	25,087
MSD of Wash Township School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	30,000	31,631
Mt. Vernon School Building Corp. Series 2016B, Rev., 5.00%, 1/15/2025	100,000	116,035
Muncie Sanitary District Series 2016A, Rev., NATL-RE, 2.00%, 1/1/2022	70,000	70,660
New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	25,000	26,906
New Palestine Multi-School Building Corp.
Rev., 4.00%, 7/15/2022	25,000	26,079
Rev., 4.00%, 1/15/2023	45,000	47,779
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	39,279
North Adams Community Schools Renovation Building Corp., First Mortgage Rev., 5.00%, 7/15/2023	35,000	38,450
North Vermillion School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2022	55,000	57,317

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North Webster Community Public Library GO, 4.00%, 1/15/2022	75,000	76,710
North West Hendricks Multi-Building Corp., First Mortgage Series 2016A, Rev., 5.00%, 7/15/2022	50,000	52,741
Northern Indiana Commuter Transportation District Rev., 5.00%, 7/1/2021	270,000	271,007
Perry Township Multi School Building Corp., Unlimited AD Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2021	40,000	40,180
Pike Township Multi-School Building Corp., First Mortgage
Rev., 5.00%, 1/15/2024	320,000	357,769
Rev., 5.00%, 7/15/2024	350,000	398,367
Rev., 5.00%, 1/15/2025	335,000	387,672
Plainfield High School Building Corp., First Mortgage Series 2019A, Rev., 5.00%, 7/15/2023	35,000	38,419
Purdue University, Student Facilities System Series 2015A, Rev., 5.00%, 7/1/2022	25,000	26,326
Purdue University, Student Fee
Series 2016CC, Rev., 5.00%, 7/1/2021	20,000	20,079
Series AA, Rev., 5.00%, 7/1/2022	20,000	21,061
Rush County Jail Building Corp. Rev., AGM, 2.00%, 7/15/2021	25,000	25,054
South Bend Community School Building Corp., First Mortgage
Rev., 4.00%, 1/15/2022	60,000	61,444
Rev., 4.00%, 1/15/2023	30,000	31,853
Rev., 5.00%, 7/15/2023	90,000	98,973
South Bend Community School Corp., School Building, First Mortgage Rev., 4.00%, 7/15/2022	30,000	31,295
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	44,966
South Madison Middle School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	25,000	26,330
South Newton School Building Corp., First Mortgage Rev., 2.00%, 7/15/2021	75,000	75,129

Investments	Principal Amount($)	Value($)
South Spencer County School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2021	40,000	40,177
South Vermillion Middle School Building Corp., First Mortgage Series 2016A, Rev., 3.00%, 1/15/2024	50,000	53,247
Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	640,000	654,819
Southmont School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022	45,000	46,963
Rev., 5.00%, 1/15/2025	20,000	23,223
Taylor Community School Building Corp., First Mortgage Rev., 4.00%, 7/10/2021	100,000	100,392
The Trustees of Indiana University
Series 2012A, Rev., 5.00%, 6/1/2021	75,000	75,000
Series Y, Rev., 5.00%, 8/1/2021	65,000	65,524
Series A, Rev., 5.00%, 6/1/2022	60,000	62,940
Tippecanoe County School Building Corp., Ad Valorem Property Tax,
Rev., 4.00%, 7/15/2021	25,000	25,115
Rev., 5.00%, 1/15/2022	75,000	77,264
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	38,721
Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	100,000	101,714
Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	129,581
Warren Township Metropolitan School District GO, 2.00%, 7/15/2021	40,000	40,084
Warsaw Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2021	50,000	50,225
Rev., 4.00%, 7/15/2022	100,000	104,202
Rev., 5.00%, 1/15/2023	85,000	91,478
Washington Township Building Corp., Indiana Lease Rental Bonds Rev., 4.00%, 7/15/2024	100,000	110,434

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wayne Township School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015A, Rev., 4.00%, 1/15/2022	200,000	204,673
West Clark 2000 School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2021	50,000	50,225
Rev., 5.00%, 1/15/2023	25,000	26,905
West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2022	80,000	84,348
Rev., 5.00%, 7/15/2023	35,000	38,474
Westfield High School Building Corp., Unlimited Ad Valorem Property Tax, First Mortgage Series 2018B, Rev., 4.00%, 1/15/2022	25,000	25,549
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	26,630
Whiting Sanitation District GO, 3.00%, 1/15/2022	50,000	50,827
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Rev., 4.00%, 1/15/2022	35,000	35,796
Rev., 4.00%, 7/15/2022	35,000	36,431
Rev., 4.00%, 1/15/2023	130,000	137,613
Rev., 4.00%, 7/15/2023	85,000	91,454
Rev., 4.00%, 1/15/2024	85,000	92,845
Rev., 4.00%, 7/15/2024	35,000	38,778
Rev., 4.00%, 1/15/2025	145,000	162,781
Rev., 4.00%, 7/15/2025	145,000	164,821
Rev., 4.00%, 1/15/2026	150,000	172,569
Zionsville Community Schools Series 2017B, GO, 2.00%, 7/15/2021	30,000	30,067
Zionsville Community Schools Building Corp., Capital Appreciation Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	24,278

Total Indiana		31,364,687

Iowa — 0.7%
Ames Community School District GO, 5.00%, 6/1/2023	25,000	27,398
Ankeny Community School District
Series 2015A, GO, 4.00%, 6/1/2021	240,000	240,000
GO, 5.00%, 6/1/2021	305,000	305,000
Series 2015A, GO, 4.00%, 6/1/2022	100,000	103,862

Investments	Principal Amount($)	Value($)
City of Ames Series 2017A, GO, 5.00%, 6/1/2021	20,000	20,000
City of Ankeny
Series 2017A, GO, 5.00%, 6/1/2021	75,000	75,000
Series 2020A, GO, 5.00%, 6/1/2021	90,000	90,000
Series 2017A, GO, 5.00%, 6/1/2022	60,000	62,952
City of Ankeny, Capital Loan
Series 2014G, GO, 5.00%, 6/1/2021	75,000	75,000
Series 2014G, GO, 5.00%, 6/1/2022	20,000	20,984
City of Bettendorf
Series 20109A, GO, 5.00%, 6/1/2021	45,000	45,000
Series 2019A, GO, 5.00%, 6/1/2021	50,000	50,000
Series 2017D, GO, 5.00%, 6/1/2022	55,000	57,615
Series 2013A, GO, 4.00%, 6/1/2023	50,000	53,676
City of Cedar Falls Rev., 5.00%, 12/1/2023	100,000	111,769
City of Cedar Rapids
Series 2016A, GO, 5.00%, 6/1/2021	75,000	75,000
Series 2017A, GO, 5.00%, 6/1/2021	25,000	25,000
Series 2019A, GO, 5.00%, 6/1/2021	20,000	20,000
Series 2020A, GO, 5.00%, 6/1/2021	40,000	40,000
Series 2017A, GO, 5.00%, 6/1/2022	80,000	83,911
City of Cedar Rapids, Sewer
Series 2017D, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2018C, Rev., 5.00%, 6/1/2022	20,000	20,972
City of Council Bluffs Series 2018A, GO, 5.00%, 6/1/2021	20,000	20,000
City of Des Moines
Series 2014C, GO, 5.00%, 6/1/2021	20,000	20,000
Series 2018B, GO, 5.00%, 6/1/2021	80,000	80,000
Series 2016B, GO, 5.00%, 6/1/2022	40,000	41,952

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016B, GO, 4.00%, 6/1/2023	25,000	26,874
City of Des Moines, Capital Loan Notes
Series 2014E, GO, 5.00%, 6/1/2021	20,000	20,000
Series 2014E, GO, 5.00%, 6/1/2022	85,000	89,147
Series 2018A, GO, 5.00%, 6/1/2022	25,000	26,220
City of Des Moines, Stormwater Management Utility Series 2016C, Rev., 5.00%, 6/1/2022	25,000	26,220
City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	50,000	50,930
City of Urbandale, Urban Renewal
Series 2019B, GO, 4.00%, 6/1/2021	65,000	65,000
Series 2019B, GO, 4.00%, 6/1/2022	100,000	103,831
City of Waterloo Series 2017A, GO, 3.00%, 6/1/2021	100,000	100,000
City of Waukee Series 2018A, GO, 5.00%, 6/1/2021	80,000	80,000
City of West Des Moines Series 2017E, GO, 5.00%, 6/1/2022	80,000	83,845
City of West Des Moines, Corporate Purpose Series 2016D, GO, 5.00%, 6/1/2021	105,000	105,000
City of West Des Moines, Urban Renewal
Series 2016D, GO, 4.00%, 6/1/2022	20,000	20,762
Series 2017D, GO, 5.00%, 6/1/2023	55,000	60,230
County of Audubon, Urban Renewal Purpose GO, 3.00%, 6/1/2021	215,000	215,000
County of Linn, Land and Water Legacy Series 2019A, GO, 3.00%, 6/1/2021	50,000	50,000
County of Polk GO, 5.00%, 6/1/2021	70,000	70,000

Investments	Principal Amount($)	Value($)
County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	26,744
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Series 2013B, Rev., 3.00%, 6/1/2021	35,000	35,000
Des Moines Waterworks Board Series 2012B, Rev., 3.00%, 12/1/2021	50,000	50,727
Iowa Central Community College, Merged Area V GO, 3.00%, 6/1/2021	100,000	100,000
Iowa City Community School District
Series 2017C, GO, 5.00%, 6/1/2021	30,000	30,000
Rev., 5.00%, 6/1/2022	205,000	214,727
GO, 5.00%, 6/1/2022	190,000	199,289
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 6/9/2021(c)	4,015,000	4,015,000
Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	168,435
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2021	30,000	30,242
Rev., 5.00%, 8/1/2021(b)	80,000	80,646
Iowa Finance Authority, State Revolving Fund, Green Bond
Series 2019A, Rev., 4.00%, 8/1/2021	60,000	60,386
Rev., 5.00%, 8/1/2021	25,000	25,202
Rev., 5.00%, 8/1/2022	110,000	116,294
Series 2019A, Rev., 5.00%, 8/1/2022	25,000	26,430
Iowa Finance Authority, Unitypoint Health
Series 2016E, Rev., 5.00%, 8/15/2021	45,000	45,441
Series 2016E, Rev., 5.00%, 8/15/2022	200,000	211,596
Series 2018B, Rev., 5.00%, 2/15/2025	340,000	395,882
Iowa State University of Science and Technology, Academic Building Series 2016ISU, Rev., 3.00%, 7/1/2022	25,000	25,781

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Iowa State University of Science and Technology, Recreational System Facilities
Series 2017A, Rev., 3.00%, 7/1/2022	50,000	51,528
Series 2017A, Rev., 3.00%, 7/1/2023	50,000	52,783
Iowa State University of Science and Technology, Utility System Series ISU, Rev., 4.00%, 11/1/2021	50,000	50,793
Kirkwood Community College
Series 2020A, GO, 4.00%, 6/1/2022	80,000	83,040
Series 2020A, GO, 4.00%, 6/1/2023	70,000	75,248
Kirkwood Community College, Merged Area X Series 2020C, GO, 4.00%, 6/1/2022	20,000	20,760
Monticello Community School District GO, 5.00%, 5/1/2022	25,000	26,087
Pella Community School District GO, 2.10%, 6/1/2022	395,000	395,000
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics
Rev., 4.00%, 9/1/2021	40,000	40,383
Series 2016SUI, Rev., 5.00%, 9/1/2023	65,000	71,927
Rev., 4.00%, 9/1/2025	100,000	104,415
Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	29,703
State of Iowa, IJOBS Program, Special Obligation
Series 2020A, GO, 5.00%, 6/1/2021	30,000	30,000
Series A, Rev., 5.00%, 6/1/2021	175,000	175,000
Series 2016A, Rev., 5.00%, 6/1/2022	245,000	257,004
Series 2020A, GO, 5.00%, 6/1/2022	25,000	26,225
State of Iowa, Special Obligation
Rev., 5.00%, 6/15/2021	20,000	20,035
Rev., 5.00%, 6/15/2022	35,000	36,781
Rev., 5.00%, 6/15/2023	25,000	27,443
University of Iowa (The), Academic Building
Series 2016A, Rev., 3.00%, 7/1/2021	135,000	135,314

Investments	Principal Amount($)	Value($)
Series 2013SUI, Rev., 5.00%, 7/1/2021	30,000	30,118
Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	142,803
University of Iowa (The), Recreational Facilities
Series 2017SUI, Rev., 5.00%, 7/1/2022	70,000	73,690
Series 2017B, Rev., 4.00%, 7/1/2023	20,000	21,579
University of Iowa Facilities Corp., Museum of Art Project Rev., 5.00%, 6/1/2021	595,000	595,000
Waukee Community School District
GO, 5.00%, 6/1/2021	25,000	25,000
Series 2014C, GO, 5.00%, 6/1/2021	40,000	40,000
GO, 5.00%, 6/1/2022	35,000	36,708
Series 2014C, GO, 5.00%, 6/1/2022	70,000	73,415
Series 2016B, GO, 5.00%, 6/1/2022	165,000	173,050
Series 2019A, GO, 5.00%, 6/1/2022	20,000	20,976
Waukee Community School District, Capital Loan Notes
Series 2016A, GO, 5.00%, 6/1/2021	180,000	180,000
Series 2016A, GO, 4.00%, 6/1/2022	60,000	62,329
Webster City Community School District Series 2010-A, GO, 4.00%, 6/1/2022	35,000	36,276

Total Iowa		12,061,385

Kansas — 0.5%
Blue Valley Recreation Commission Series A, COP, AGM, 5.00%, 10/1/2022	25,000	26,595
Butler County Public Building Commission, Public Facilities Project Series 2018A, Rev., 4.00%, 10/1/2021	25,000	25,319
Butler County Unified School District No. 206 Remington GO, AGM, 5.00%, 9/1/2022	40,000	42,342
City of Goddard Series 2019-1, GO, 3.00%, 12/1/2022	125,000	126,698
City of Lawrence
Series 2013A, GO, 4.00%, 9/1/2021	95,000	95,922

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2017D, GO, 5.00%, 9/1/2021	20,000	20,243
Series 2016-A, GO, 5.00%, 11/1/2021	25,000	25,510
Series 2015-A, GO, 3.00%, 9/1/2022	30,000	31,090
Series 2017D, GO, 5.00%, 9/1/2022	60,000	63,676
City of Lenexa Series 2014A, GO, 5.00%, 9/1/2021	25,000	25,304
City of Manhattan
Series B, GO, 3.00%, 11/1/2021	20,000	20,240
Rev., 5.00%, 11/15/2021(b)	50,000	51,092
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	250,000	250,076
City of Olathe
Series 2020A, GO, 3.00%, 8/1/2021	365,000	366,677
Series 233, GO, 3.00%, 10/1/2021	60,000	60,578
Series 228, GO, 4.00%, 10/1/2021	70,000	70,906
Series 230, GO, 5.00%, 10/1/2021	75,000	76,218
Series 233, GO, 3.00%, 10/1/2022	75,000	77,894
Series 230, GO, 5.00%, 10/1/2022	115,000	122,495
Series 230, GO, 5.00%, 10/1/2023	75,000	83,365
City of Shawnee, Internal Improvement Series 2019A, GO, 5.00%, 12/1/2021	50,000	51,222
City of Topeka
Series 2019A, GO, 3.00%, 8/15/2021	25,000	25,148
Series 2017A, GO, 5.00%, 8/15/2021	140,000	141,398
City of Topeka, Combined Utility Series 2018A, Rev., 5.00%, 8/1/2021	100,000	100,807
City of Wichita
Series 807, GO, 2.00%, 6/1/2021	20,000	20,000
Series 962, GO, 3.00%, 6/1/2021	100,000	100,000
Series 814, GO, 5.00%, 6/1/2021	45,000	45,000

Investments	Principal Amount($)	Value($)
Series 2012A, GO, 5.00%, 9/1/2021	165,000	167,005
Series 2017A, GO, 5.00%, 12/1/2021	110,000	112,688
Series 811, GO, 5.00%, 6/1/2022	35,000	36,715
Series 818, GO, 5.00%, 6/1/2022	60,000	62,939
Series 2012A, GO, 4.00%, 9/1/2022	25,000	26,217
GO, 5.00%, 12/1/2022	55,000	59,036
City of Wichita, Christi Health, Inc. Rev., 5.00%, 11/15/2021(b)	25,000	25,546
City of Wichita, Sales Tax
GO, 5.00%, 10/1/2021	50,000	50,812
GO, 5.00%, 10/1/2022	110,000	117,169
County of Johnson Series 2014B, GO, 5.00%, 9/1/2021	150,000	151,823
County of Johnson, Internal Improvement
Series 2012A, GO, 4.00%, 9/1/2021	50,000	50,484
Series 2018A, GO, 5.00%, 9/1/2022	20,000	21,223
County of Sedgwick Series 2013A, GO, 5.00%, 8/1/2021	25,000	25,201
County of Shawnee COP, 3.00%, 9/1/2024	35,000	37,728
County of Shawnee, Public Building Commission, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	26,169
Douglas County Unified School District No. 348, Baldwin City GO, 3.00%, 9/1/2021	100,000	100,653
Douglas County Unified School District No. 491, Eudora School Building Series 2011A, GO, AGC, 5.00%, 9/1/2021(b)	50,000	50,603
Douglas County Unified School District No. 497, Lawrence Improvement Series 2016-A, GO, 5.00%, 9/1/2021	40,000	40,481
Ford County Unified School District No. 443 Dodge City Series 2015A, GO, 2.00%, 3/1/2022	25,000	25,331

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Johnson County Community College Foundation, Inc., Student Common & Parking System Rev., 4.00%, 11/15/2022	100,000	105,476
Johnson County Park and Recreation District Series 2019A, COP, 5.00%, 9/1/2021	245,000	247,884
Johnson County Public Building Commission, Court House & Medical Examiners Facilities Rev., 5.00%, 9/1/2021	200,000	202,425
Johnson County Unified School District No. 229 Blue Valley Series 2020A, GO, 3.00%, 10/1/2021	125,000	126,201
Johnson County Unified School District No. 232 De Soto Series 2015-A, GO, 5.00%, 9/1/2021	25,000	25,302
Johnson County Unified School District No. 233 Olathe
Series 2016C, GO, 5.00%, 9/1/2021	175,000	177,117
Series 2017B, GO, 3.00%, 9/1/2022	30,000	31,079
Series 2016A, GO, 4.00%, 9/1/2022	35,000	36,695
Series 2017A, GO, 4.00%, 9/1/2022	40,000	41,937
Series 2016B, GO, 5.00%, 9/1/2022	100,000	106,088
Series 2016C, GO, 5.00%, 9/1/2022	60,000	63,652
Series 2016C, GO, 5.00%, 9/1/2023	50,000	55,364
Johnson County Unified School District No. 512 Shawnee Mission
Series 2016B, GO, 2.00%, 10/1/2021	145,000	145,923
Series 2016B, GO, 4.00%, 10/1/2021	25,000	25,325
Johnson County Water District No. 1, Kansas Water Rev., 3.00%, 1/1/2023	50,000	52,267
Kansas Development Finance Authority, Kansas State University Housing Projects
Series 2014D-2, Rev., 5.00%, 4/1/2024	125,000	129,898
Series 2014D-2, Rev., 5.00%, 4/1/2025	350,000	363,564

Investments	Principal Amount($)	Value($)
Kansas Development Finance Authority, National Bio and Agro-Defense Facility
Series 2015G, Rev., 5.00%, 4/1/2022	25,000	26,012
Series 2015G, Rev., 5.00%, 4/1/2023	100,000	108,750
Series 2015G, Rev., 5.00%, 4/1/2025	40,000	43,423
Kansas Development Finance Authority, State of Kansas Projects
Series 2019F, Rev., 5.00%, 11/1/2021	285,000	290,737
Series 2020R, Rev., 5.00%, 11/1/2021	125,000	127,516
Series 2020R, Rev., 5.00%, 11/1/2022	60,000	64,117
Kansas Development Finance Authority, University Housing Projects Rev., 5.00%, 4/1/2022	250,000	260,117
Kansas Development Finance Authority, University Project
Series 2014C, Rev., 5.00%, 5/1/2022	100,000	104,481
Series 2017A, Rev., 5.00%, 5/1/2022	105,000	109,705
Kansas Turnpike Authority
Series 2020A, Rev., 3.00%, 9/1/2021	180,000	181,284
Series 2020A, Rev., 3.00%, 9/1/2022	70,000	72,508
Reno County Unified School District No. 310 GO, 3.00%, 9/1/2022	25,000	25,880
Reno County Unified School District No. 313 Buhler Series A, GO, 4.00%, 9/1/2022(b)	140,000	146,713
Sedgwick County Public Building Commission, Exploration Place Project Series 2015-1, Rev., 5.00%, 8/1/2021	25,000	25,201
Sedgwick County Unified School District No. 259 Wichita
Series 2013A, GO, 5.00%, 10/1/2021	25,000	25,405
Series 2017-A, GO, 3.00%, 10/1/2022	45,000	46,724
Series 2013A, GO, 5.00%, 10/1/2022	25,000	25,402
Series 2017A, GO, 4.00%, 10/1/2023	35,000	38,082

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sedgwick County Unified School District No. 261 Haysville GO, 4.00%, 11/1/2022	50,000	52,651
Sedgwick County Unified School District No. 262 Valley Center GO, 5.00%, 9/1/2021	50,000	50,589
Sedgwick County Unified School District No. 266 Maize
Series 2019-B, GO, 3.00%, 9/1/2021	125,000	125,895
Series 2015B, GO, 5.00%, 9/1/2021	95,000	96,149
Seward County Unified School District No. 480 Liberal GO, 5.00%, 9/1/2022 (b)	55,000	58,358
State of Kansas Department of Transportation
Series 2015A, Rev., 5.00%, 9/1/2021	390,000	394,749
Series 2018A, Rev., 5.00%, 9/1/2021	50,000	50,609
Series 2012B, Rev., 5.00%, 9/1/2022	40,000	42,451
Series 2012C, Rev., 5.00%, 9/1/2022	20,000	21,225
Series 2015A, Rev., 5.00%, 9/1/2022	275,000	291,848
Wyandotte County-Kansas City Unified Government Utility System
Series 2011-A, Rev., 5.00%, 9/1/2021 (b)	50,000	50,603
Series 2014A, Rev., 5.00%, 9/1/2021	660,000	667,752
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	25,000	26,510
Series 2014A, Rev., 5.00%, 9/1/2022	25,000	26,454
Series 2014A, Rev., 5.00%, 9/1/2024	100,000	114,393
Series 2016-A, Rev., 5.00%, 9/1/2024	100,000	114,393

Total Kansas		9,176,521

Kentucky — 0.7%
Barren County School District Finance Corp. Rev., 5.00%, 8/1/2022	30,000	31,658
Bullitt County School District Finance Corp. Series 2, Rev., 2.60%, 7/1/2022	40,000	41,019

Investments	Principal Amount($)	Value($)
Campbell Kenton and Boone Counties Sanitation District No. 1
Rev., 5.00%, 8/1/2021	70,000	70,560
Rev., 5.00%, 8/1/2022	60,000	63,404
City of Ashland, Public Improvement Rev., 2.00%, 4/1/2022	100,000	101,389
City of Bowling Green
Series 2016C, GO, 4.00%, 6/1/2021	50,000	50,000
Series 2016C, GO, 3.00%, 6/1/2022	25,000	25,696
City of Bowling Green, Water & Sewer System Rev., 2.38%, 12/1/2022	25,000	25,268
City of Owensboro, Electric Light and Power System
Rev., 4.00%, 1/1/2022	30,000	30,646
Series 2019B, Rev., 5.00%, 1/1/2022	200,000	205,468
County of Campbell GO, 2.00%, 12/1/2022	85,000	86,690
County of Kenton, Limited Tax
Series B, GO, 5.00%, 10/1/2021	215,000	218,486
Series 2017A, GO, 5.00%, 4/1/2022	25,000	26,020
Daviess County School District Finance Corp., School Building Rev., 5.00%, 5/1/2022	30,000	31,291
Fayette County School District Finance Corp.
Series 2011A, Rev., 4.00%, 6/1/2021	150,000	150,000
Series 2013A, Rev., 5.00%, 10/1/2021	50,000	50,787
Series 2012A, Rev., 4.00%, 4/1/2022	20,000	20,626
Fort Thomas Independent School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,691
Gallatin County School District Finance Corp., School Building Rev., 2.40%, 10/1/2021	50,000	50,349
Harlan County School District Finance Corp. Rev., 2.00%, 8/1/2022	25,000	25,526
Jefferson County School District Finance Corp., School Building Series 2015B, Rev., 4.00%, 12/1/2021	35,000	35,641
Kenton County Public Properties Corp., Court Facilities Project
Rev., 3.00%, 3/1/2023	150,000	156,717

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rev., 3.00%, 3/1/2024	500,000	533,142
Kenton County School District Finance Corp., School Building
Rev., 2.13%, 2/1/2022	50,000	50,614
Series 2013B, Rev., 2.25%, 5/1/2022	25,000	25,448
Kentucky Asset/ Liability Commission Project, Federal Highway Trust
Series 2015A, Rev., 3.00%, 9/1/2021	25,000	25,175
Rev., 5.00%, 9/1/2021	460,000	465,484
Series 2013A, Rev., 5.00%, 9/1/2021	980,000	991,684
Series 2015A, Rev., 5.00%, 9/1/2022	105,000	111,228
Series 2013A, Rev., 5.25%, 9/1/2022	135,000	143,428
Series A-1, Rev., 5.00%, 9/1/2023	55,000	60,770
Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. Rev., 5.00%, 5/1/2022	40,000	41,777
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group
Rev., 5.00%, 8/15/2021 (b)	130,000	131,272
Rev., 5.25%, 8/15/2021 (b)	1,090,000	1,101,219
Kentucky Economic Development Finance Authority, Catholic Health Initiatives
Series 2009B, Rev., 2.70%, 11/10/2021 (c)	100,000	101,034
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	107,948
Kentucky Infrastructure Authority, Governmental Agencies Program Rev., 3.00%, 8/1/2021	50,000	50,239
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Series 2018A, Rev., 3.00%, 2/1/2024	25,000	26,799
Kentucky Public Energy Authority, Gas Supply Series 2018B, Rev., 4.00%, 1/1/2025 (c)	965,000	1,073,930
Kentucky State Property and Building Commission, Judicial Branch Agency, Project No. 109 Rev., 2.10%, 10/1/2021	25,000	25,162

Investments	Principal Amount($)	Value($)
Kentucky State Property and Building Commission, Project No. 100 Series 2011A, Rev., 5.00%, 8/1/2021	50,000	50,399
Kentucky State Property and Building Commission, Project No. 106 Series 2013A, Rev., 5.00%, 10/1/2021	125,000	127,010
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2022	100,000	105,649
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2021	25,000	25,199
Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2021	145,000	147,919
Kentucky State Property and Building Commission, Project No. 119 Rev., 5.00%, 5/1/2022	35,000	36,555
Kentucky State Property and Building Commission, Project No. 122 Series C, Rev., 5.00%, 11/1/2021	485,000	494,763
Kentucky State Property and Building Commission, Project No. 76 Rev., AMBAC, 5.50%, 8/1/2021	40,000	40,352
Kentucky State Property and Buildings Commission, Project No. 84 Rev., NATL-RE, 5.00%, 8/1/2021	30,000	30,239
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects
Series 2013A, Rev., 5.00%, 7/1/2021	400,000	401,521
Series 2014A, Rev., 5.00%, 7/1/2021	150,000	150,570
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	100,000	105,291
Series 2016A, Rev., 5.00%, 7/1/2022	40,000	42,037
Series B, Rev., 5.00%, 7/1/2023	40,000	43,831
Series 2014A, Rev., 5.00%, 7/1/2024	35,000	39,829
Series B, Rev., 5.00%, 7/1/2025	65,000	76,486

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lexington-Fayette Urban County Government, Various Purpose
Series 2017A, GO, 5.00%, 9/1/2021	90,000	91,091
Series 2013C, GO, 4.00%, 10/1/2021	25,000	25,323
Series 2016D, GO, 5.00%, 5/1/2022	25,000	26,120
Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,207
Louisville and Jefferson County Metropolitan Government
Series 2014D, GO, 5.00%, 12/1/2021	25,000	25,610
Series 2016A, GO, 5.00%, 12/1/2021	180,000	184,389
Series 2017A, GO, 5.00%, 12/1/2021	20,000	20,488
Series 2020B, Rev., 5.00%, 10/1/2023 (c)	400,000	442,839
Louisville and Jefferson County Metropolitan Government, Catholic Health Initiatives
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	45,000	46,080
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	75,000	77,845
Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,202
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	40,000	41,916
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2023	165,000	182,953
Series 2016A, Rev., 5.00%, 10/1/2024	660,000	759,051
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Rev., 5.00%, 5/15/2022	125,000	130,790
Series 2016C, Rev., 5.00%, 5/15/2022	50,000	52,316
Series 2016C, Rev., 5.00%, 5/15/2023	25,000	27,346
Series 2011A, Rev., 5.00%, 5/15/2025	110,000	112,407
Murray State University Series 2011B, Rev., 3.75%, 9/1/2021	60,000	60,521
Northern Kentucky Water District
Rev., 5.00%, 2/1/2022	135,000	139,349

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 2/1/2022	50,000	51,611
Paducah Electric Plant Board Rev., 5.00%, 10/1/2021	250,000	253,766
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	23,410
Spencer County School District Finance Corp. Rev., 3.00%, 8/1/2021	80,000	80,356
Trigg County Public Justice Center Corp., Judicial Center Project Rev., 3.00%, 9/1/2021	25,000	25,168
University of Kentucky, General Receipts
Series 2014D, Rev., 5.00%, 10/1/2021	70,000	71,123
Series 2015B, Rev., 5.00%, 10/1/2021	25,000	25,401
Series 2017B, Rev., 3.00%, 10/1/2023	25,000	26,608
University of Louisville, General Receipts Series 2016C, Rev., 4.00%, 9/1/2022	120,000	125,594
Warren County Justice Center Expansion Corp., First Mortgage, AOC Judicial Facility Rev., 3.00%, 9/1/2021	150,000	151,040
Warren County School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,678

Total Kentucky		11,928,533

Louisiana — 0.7%
Ascension Parish School Board GO, 3.00%, 3/1/2022	25,000	25,545
Central Community School System, Sales Tax Rev., 5.00%, 1/1/2022	100,000	102,770
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	27,332
City of Hammond, Sales and Tax Rev., 4.00%, 12/1/2022	40,000	42,324
City of Lafayette, Publica Improvement, Sales and Use Tax Series 2011ST-D, Rev., 5.00%, 5/1/2022	25,000	26,106
City of New Orleans, Sewerage Service Rev., 5.00%, 6/1/2021 (b)	200,000	200,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Shreveport Series 2011, GO, 5.00%, 8/1/2021 (b)	75,000	75,599
City of West Monroe, Sales and Use Tax Rev., 2.00%, 12/1/2022	20,000	20,564
Jefferson Parish School Board, Sales & Use Tax Rev., 4.00%, 2/1/2022	125,000	128,198
Lafayette Consolidated Government GO, 5.00%, 3/1/2022	35,000	36,269
Lafayette Public Power Authority Rev., 5.00%, 11/1/2022	25,000	26,689
Lafourche Parish School Board GO, 4.00%, 3/1/2022	25,000	25,683
Louisiana Housing Corp., Valencia Park Project Rev., 0.35%, 11/1/2022 (c)	2,000,000	2,002,514
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public
Series 2015A, Rev., 5.00%, 11/1/2021	55,000	56,098
Rev., 5.00%, 11/1/2023	100,000	111,271
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson CPZ Beautification Rev., 4.00%, 10/1/2025	130,000	148,896
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	108,616
Louisiana Local Government Environmental Facilities and Community Development Authority, Parish of East Baton Rough Road Improvements Project Rev., 5.00%, 8/1/2022	25,000	26,385
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Inc.
Rev., 4.00%, 7/1/2022 (b)	170,000	177,064
Rev., 5.00%, 7/1/2022 (b)	470,000	494,601
Louisiana Public Facilities Authority, Hurricane Recovery Program Rev., 5.00%, 6/1/2021	25,000	25,000
Louisiana Public Facilities Authority, Lafayette General Health System Project Rev., 4.00%, 11/1/2025 (b)	605,000	699,907

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 11/1/2025 (b)	160,000	192,091
Louisiana Public Facilities Authority, Loyola University Project Series 2011, Rev., 5.25%, 10/1/2021 (b)	100,000	101,695
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2002B, Rev., 5.50%, 5/15/2022 (b)	75,000	78,797
Rev., 5.00%, 5/15/2023	200,000	218,151
Louisiana State Citizens Property Insurance Corp. Rev., AGM, 5.00%, 6/1/2022 (b)	80,000	83,873
St. Charles Parish School Board, Sales and Use Tax Rev., 5.00%, 8/1/2022	20,000	21,081
St. Charles Parish School District No. 1 GO, 5.00%, 3/1/2022	50,000	51,813
St. Tammany Parish Hospital Service District No. 2 GO, 3.00%, 3/1/2022	25,000	25,508
St. Tammany Parish Sales Tax District No. 3, Sales and Use Tax Rev., 5.00%, 6/1/2021	50,000	50,000
State of Louisiana
Series 2012-C, GO, 5.00%, 7/15/2021	75,000	75,438
Rev., 5.00%, 9/1/2021	35,000	35,408
Series 2012C, GO, 5.00%, 7/15/2022	235,000	247,828
Series 2012-C, GO, 5.00%, 7/15/2022 (b)	110,000	116,029
Series 2013-C, GO, 5.00%, 7/15/2022	125,000	131,823
Series 2012-A, GO, 5.00%, 8/1/2022 (b)	125,000	132,123
Series 2012-A, GO, 5.00%, 8/1/2022	25,000	26,418
Series 2016-B, GO, 5.00%, 8/1/2022	30,000	31,702
Series 2019A, Rev., 5.00%, 9/1/2022	20,000	21,223
Series 2013A, Rev., 5.00%, 6/15/2023 (b)	105,000	115,281
Series 2016-B, GO, 5.00%, 8/1/2026	70,000	85,700
State of Louisiana Gasoline and Fuels Tax
Series 2012A-1, Rev., 5.00%, 5/1/2022	25,000	26,115

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012A-1, Rev., 5.00%, 5/1/2023	25,000	26,107
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017D, Rev., 0.55%, 5/1/2022 (c)	5,140,000	5,140,432
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	755,000	756,100

Total Louisiana		12,378,167

Maine — 0.3%
City of Augusta Series 2015B, GO, 3.00%, 5/1/2022	25,000	25,629
City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	26,782
City of Portland GO, 5.00%, 4/1/2022	25,000	26,012
City of South Portland Series 2020A, GO, 5.00%, 8/15/2022	50,000	52,943
Maine Governmental Facilities Authority, Lease Rental
Series 2011-A, Rev., 4.25%, 10/1/2021(b)	100,000	101,381
Series 2017A, Rev., 5.00%, 10/1/2021	55,000	55,884
Series 2015B, Rev., 5.00%, 10/1/2022	30,000	31,935
Maine Health and Higher Educational Facilities Authority
Series 2014A, Rev., 5.00%, 7/1/2021	235,000	235,890
Series 2014A, Rev., 5.00%, 7/1/2023	170,000	186,133
Series 2020B, Rev., 4.00%, 7/1/2024	150,000	164,806
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village Series 2020A, Rev., 5.00%, 7/1/2023	600,000	656,019
Maine Health and Higher Educational Facilities Authority, Bridgeton Hospital Series 2017A, Rev., 5.00%, 7/1/2023	80,000	87,592
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series 2019A, Rev., 5.00%, 7/1/2021	65,000	65,251

Investments	Principal Amount($)	Value($)
Maine Health and Higher Educational Facilities Authority, University of New England Rev., 4.00%, 7/1/2021	175,000	175,530
Maine Municipal Bond Bank
Series 2014A, Rev., 5.00%, 9/1/2021	35,000	35,421
Series 2011C, Rev., 4.88%, 11/1/2021 (b)	25,000	25,497
Series 2010C, Rev., 5.00%, 11/1/2021	145,000	147,950
Series 2014C, Rev., 5.00%, 11/1/2021	35,000	35,710
Series 2015A, Rev., 5.00%, 11/1/2021	25,000	25,508
Series 2016B, Rev., 5.00%, 11/1/2021	25,000	25,508
Series 2017A, Rev., 5.00%, 11/1/2021	120,000	122,436
Series 2018B, Rev., 5.00%, 11/1/2021	235,000	239,770
Series 2019A, Rev., 5.00%, 11/1/2021	45,000	45,913
Series 2020A, Rev., 5.00%, 11/1/2021	50,000	51,015
Series D, Rev., 5.00%, 11/1/2021	105,000	107,131
Series 2016A, Rev., 3.00%, 11/1/2022	20,000	20,819
Series B, Rev., 4.00%, 11/1/2022	50,000	52,754
Series 2010C, Rev., 5.00%, 11/1/2022	115,000	122,975
Series 2012B, Rev., 5.00%, 11/1/2022	30,000	32,080
Series 2015A, Rev., 5.00%, 11/1/2022	50,000	53,460
Series 2016B, Rev., 5.00%, 11/1/2022	30,000	32,076
Series 2019A, Rev., 5.00%, 11/1/2022	50,000	53,460
Series C, Rev., 5.00%, 11/1/2022	25,000	26,730
Series D, Rev., 5.00%, 11/1/2022	125,000	133,650
Series 2020A, Rev., 5.00%, 9/1/2023	40,000	44,196
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	27,293

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maine Municipal Bond Bank, Transcap Program
Series 2015A, Rev., 5.00%, 9/1/2022	185,000	196,286
Series 2011A, Rev., 5.00%, 9/1/2025	1,150,000	1,163,565
Series 2011A, Rev., 3.50%, 9/1/2026	100,000	100,739
Maine Municipal Bond Bank, Transmission Contract Service Series 2011A, Rev., 5.00%, 9/1/2022	50,000	50,592
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	57,275
Maine State Housing Authority, Mortgage Purchase Series 2011-D, Rev., AMT, 3.15%, 6/10/2021	35,000	35,023
Maine State Turnpike Authority Series 2012A, Rev., 3.00%, 7/1/2025	100,000	102,824
Regional School Unit No. 1 Lower Kennebec Region School Unit GO, 5.00%, 11/1/2022	75,000	80,157
State of Maine
Series 2014B, GO, 5.00%, 6/1/2021	75,000	75,000
Series 2016B, GO, 5.00%, 6/1/2021	110,000	110,000
Series 2018D, GO, 5.00%, 6/1/2021	50,000	50,000
Series 2014B, GO, 5.00%, 6/1/2022	25,000	26,222
Series 2016B, GO, 5.00%, 6/1/2022	30,000	31,467
Series 2017B, GO, 5.00%, 6/1/2022	50,000	52,445
Town of Gorham Series 2016B, GO, 5.00%, 10/1/2021	25,000	25,400
Town of Scarborough GO, 5.00%, 11/1/2022	25,000	26,675
Town of Yarmouth GO, 5.00%, 11/15/2021	20,000	20,445
University of Maine System Rev., 5.00%, 3/1/2025	55,000	64,293

Total Maine		5,621,547

Maryland — 0.9%
City of Annapolis, Public Improvement
GO, 4.00%, 8/1/2021	35,000	35,225
GO, 5.00%, 8/1/2021	25,000	25,201

Investments	Principal Amount($)	Value($)
Series 2017B, GO, 5.00%, 8/1/2022	25,000	26,424
City of Baltimore, Consolidated Public Improvement
Series 2013A, GO, 4.00%, 10/15/2022 (b)	35,000	36,868
Series 2013A, GO, 5.00%, 10/15/2022	40,000	42,682
City of Baltimore, Wastewater Projects
Series 2017B, Rev., 3.00%, 7/1/2021	25,000	25,059
Series 2011A, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2014C, Rev., 5.00%, 7/1/2021	35,000	35,139
Series 2013C, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2013C, Rev., 5.00%, 7/1/2023	30,000	32,999
City of Baltimore, Water Projects
Series 2017C, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2013A, Rev., 5.00%, 7/1/2022	100,000	105,305
County of Anne Arundel, Arundel Mills Project
Rev., GTD, 5.00%, 7/1/2021	100,000	100,396
Rev., GTD, 5.00%, 7/1/2023	50,000	55,042
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2021	30,000	30,487
GO, 5.00%, 4/1/2022	175,000	182,142
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 8/1/2021	430,000	433,485
Series 2014B, GO, 4.50%, 9/1/2021	30,000	30,330
GO, 5.00%, 2/1/2022	55,000	56,806
Series 2014B, GO, 5.00%, 8/1/2022	25,000	26,436
GO, 5.00%, 3/1/2023	70,000	76,006
County of Baltimore, Equipment Acquisition Program
COP, 5.00%, 10/1/2021	165,000	167,680
COP, 5.00%, 3/1/2022	420,000	435,422
COP, 5.00%, 10/1/2022	125,000	133,129
County of Baltimore, Health and Social Services Building Project COP, 3.00%, 10/1/2021	50,000	50,482
County of Baltimore, Metropolitan District
GO, 4.00%, 2/1/2022	30,000	30,786

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GO, 5.00%, 8/1/2022	50,000	52,873
Series 2014C, GO, 4.00%, 9/1/2022	25,000	26,226
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 4/1/2022	25,000	25,813
GO, 5.00%, 7/1/2022	80,000	84,235
County of Carroll, Consolidated Public Improvement
GO, 3.00%, 11/1/2021	40,000	40,484
GO, 4.00%, 11/1/2021	25,000	25,406
GO, 5.00%, 11/1/2021	65,000	66,325
GO, 5.00%, 11/1/2022	30,000	32,081
County of Cecil, Consolidated Public Improvement GO, 4.00%, 2/1/2022	75,000	76,949
County of Charles, Consolidated Public Improvement
GO, 5.00%, 10/1/2021	20,000	20,326
GO, 5.00%, 11/1/2021	20,000	20,408
GO, 5.00%, 10/1/2022	50,000	53,252
County of Charles, Tax Exempt GO, 4.00%, 2/1/2022	25,000	25,650
County of Frederick, Public Facilities
GO, 4.00%, 8/1/2021	565,000	568,626
Series 2011A, GO, 4.00%, 8/1/2021 (b)	20,000	20,129
Series 2016A, GO, 5.00%, 8/1/2022	25,000	26,424
County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	175,000	186,005
County of Howard, Maryland Metropolitan District Project Series 2021B, GO, 5.00%, 8/15/2021	100,000	100,997
County of Montgomery, Consolidated Public Improvement
Series 2011A, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2017D, GO, 3.00%, 11/1/2021	185,000	187,240
Series 2013A, GO, 5.00%, 11/1/2021	150,000	153,058
Series 2017C, GO, 5.00%, 10/1/2022	25,000	26,633
Series 2017D, GO, 3.00%, 11/1/2022	50,000	52,055
Series 2016A, GO, 5.00%, 12/1/2022	25,000	26,834
Series 2015B, GO, 5.00%, 12/1/2023	35,000	39,203

Investments	Principal Amount($)	Value($)
County of Montgomery, Department of Liquor Control Series 2011A, Rev., 5.00%, 4/1/2024	45,000	45,160
County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	75,160
County of Montgomery, Montgomery College
Series 2016A, COP, 5.00%, 11/1/2021	25,000	25,510
Series 2016A, COP, 5.00%, 11/1/2022	30,000	32,089
County of Montgomery, Parking System Rev., 5.00%, 6/1/2021	75,000	75,000
County of Prince George’s, Consolidated Public Improvement
Series 2017B, GO, 5.00%, 7/15/2021	25,000	25,148
Series 2011A, GO, 5.00%, 9/15/2021 (b)	205,000	207,891
Series 2011B, GO, 5.00%, 9/15/2021 (b)	25,000	25,352
Series 2013B, GO, 4.00%, 3/1/2022	70,000	72,064
Series 2019A, GO, 5.00%, 7/15/2022	40,000	42,211
Series 2013C, GO, 5.00%, 8/1/2022	175,000	185,055
County of Prince George’s, Dimensions Healthcare System COP, 5.00%, 10/15/2021	50,000	50,910
County of Prince George’s, Public Safety Communications COP, 5.00%, 10/1/2023	25,000	25,088
County of Queen Anne’s, Public Facilities
GO, 4.00%, 7/1/2021	25,000	25,079
GO, 5.00%, 7/1/2022	25,000	26,318
GO, 5.00%, 1/15/2023	50,000	53,921
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2021	30,000	30,139
County of St. Mary’s, Consolidated Public Improvement GO, 5.00%, 8/1/2022	65,000	68,680
County of Washington
GO, 4.00%, 1/1/2022	45,000	46,026
GO, 4.00%, 1/1/2023	40,000	42,451

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Washington, Consolidated Public Improvement
GO, 4.00%, 7/1/2021	25,000	25,079
GO, 4.00%, 7/1/2023	30,000	32,389
County of Washington, Public Improvement GO, 3.00%, 7/1/2022 (b)	40,000	41,239
County of Wicomico, Public Improvement
GO, 5.00%, 10/1/2022	25,000	26,626
GO, 5.00%, 11/1/2022	50,000	53,460
County of Worcester, Consolidated Public Improvement Series 2015B, GO, 4.00%, 8/1/2021	90,000	90,577
Maryland Community Development Administration, Housing and Community Development
Series 2018A, Rev., 2.55%, 3/1/2022	20,000	20,341
Series 2019A, Rev., 2.10%, 3/1/2024	25,000	25,996
Maryland Community Development Administration, Local Government Infrastructure
Series 2017A-1, Rev., 2.00%, 6/1/2021	75,000	75,000
Series A-2, Rev., 3.00%, 6/1/2021	25,000	25,000
Series 2011A, Rev., 4.00%, 6/1/2021	115,000	115,000
Maryland Economic Development Corp., Department of Transportation Headquarters Rev., 4.00%, 6/1/2021	150,000	150,000
Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 0.03%, 6/9/2021 (c)	2,690,000	2,690,000
Maryland Economic Development Corp., Maryland Public Health Laboratory Project Rev., 4.00%, 6/1/2021	50,000	50,000
Maryland Environmental Service, Mid-Shore II Regional Landfill Project Rev., 4.00%, 11/1/2021	50,000	50,810
Maryland Health and Higher Educational Facilities Authority, John Hopkins Health System Series 2013B, Rev., 5.00%, 7/1/2022	125,000	131,631

Investments	Principal Amount($)	Value($)
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2021	180,000	180,553
Rev., 5.00%, 7/1/2021	250,000	250,969
Rev., 5.00%, 7/1/2022	50,000	52,591
Rev., 5.00%, 7/1/2023	160,000	175,289
Rev., 5.00%, 7/1/2025	45,000	52,892
Maryland Health and Higher Educational Facilities Authority, Peninsula Medical Center Rev., 5.00%, 7/1/2021	70,000	70,265
Maryland Health and Higher Educational Facilities Authority, University of Pittsburgh Medical Center Series 2020B, Rev., 5.00%, 4/15/2022	255,000	265,848
Maryland National Capital Park and Planning Commission, Park Acquisition and Development Series 2016B, Rev., GTD, 4.00%, 11/1/2021	25,000	25,405
Maryland National Capital Park and Planning Commission, Park Development Project Series PGC-2015A, GO, 5.00%, 1/15/2022	35,000	36,065
Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2022	80,000	83,509
Maryland Stadium Authority, Montgomery County Conference Center
Rev., 5.00%, 6/15/2022	30,000	31,510
Rev., 5.00%, 6/15/2023	65,000	71,309
Maryland State Transportation Authority, Transportation Facilities Projects Rev., 5.00%, 7/1/2022	35,000	36,872
Maryland Water Quality Financing Administration, Bay Restoration Fund Rev., 5.00%, 3/1/2022	20,000	20,731
Montgomery County Housing Opportunities Commission, Multi-Family Housing Series 2011A, Rev., VRDO, GNMA/FNMA/FHLMC, LOC: TD Bank NA, 0.05%, 6/9/2021 (c)	1,150,000	1,150,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Maryland Department of Transportation
Rev., 5.00%, 6/1/2021	55,000	55,000
Rev., 5.00%, 10/1/2021	75,000	76,221
Rev., 5.00%, 11/1/2021	145,000	147,956
Rev., 5.00%, 12/1/2021	120,000	122,939
Rev., 5.00%, 12/15/2021	125,000	128,300
Rev., 5.00%, 6/1/2022	25,000	26,225
Rev., 5.00%, 10/1/2022	140,000	149,124
Rev., 5.00%, 2/15/2023	85,000	92,049
State of Maryland, State and Local Facilities Loan of 2012 Series 2012C, GO, 4.00%, 8/15/2022	25,000	26,174
State of Maryland, State and Local Facilities Loan of 2013
Series A, GO, 4.00%, 8/1/2021 (b)	35,000	35,225
Series 2013B, GO, 4.50%, 8/1/2021	230,000	231,664
Series A, GO, 5.00%, 8/1/2021 (b)	45,000	45,364
State of Maryland, State and Local Facilities Loan of 2014
GO, 5.00%, 8/1/2021	240,000	241,933
Series 2014-2-C, GO, 5.00%, 8/1/2021	440,000	443,544
Series 2014B, GO, 5.00%, 8/1/2021	20,000	20,161
Series 2014-2-C, GO, 5.00%, 8/1/2022	70,000	73,997
Series 2014B, GO, 5.00%, 8/1/2022 (b)	85,000	89,844
Series B, GO, 5.00%, 8/1/2022 (b)	55,000	58,134
State of Maryland, State and Local Facilities Loan of 2015
Series 2015A, GO, 5.00%, 8/1/2021	70,000	70,564
Series 2015A, GO, 5.00%, 3/1/2022	35,000	36,285
Series A, GO, 5.00%, 8/1/2023	50,000	55,245
State of Maryland, State and Local Facilities Loan of 2016 Series 1, GO, 5.00%, 6/1/2022	50,000	52,450
State of Maryland, State and Local Facilities Loan of 2017
Series 2014A, GO, 5.00%, 3/1/2022 (b)	85,000	88,123
Series 2017A, GO, 5.00%, 8/1/2022	100,000	105,710
Series 2017B, GO, 5.00%, 8/1/2022	45,000	47,569

Investments	Principal Amount($)	Value($)
Series 2017A, GO, 5.00%, 8/1/2023	30,000	33,147
State of Maryland, State and Local Facilities Loan of 2018
Series B, GO, 5.00%, 8/1/2021	55,000	55,443
Series 2018B, GO, 5.00%, 8/1/2022	145,000	153,279
Town of Ocean City GO, 4.00%, 10/1/2022	50,000	52,587
Town of Ocean City, Mayor and City Council, Municipal Purpose Loan GO, 5.00%, 12/1/2021	50,000	51,222
University System of Maryland, Auxiliary Facility and Tuition
Series 2012D, Rev., 5.00%, 10/1/2021	120,000	121,958
Series 2017B, Rev., 5.00%, 4/1/2022	85,000	88,491
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 4.00%, 6/1/2021 (b)	100,000	100,000
Rev., GTD, 5.00%, 6/1/2021	165,000	165,000
Rev., GTD, 3.00%, 6/1/2022	100,000	102,896
Rev., GTD, 5.00%, 6/1/2022	75,000	78,667
Rev., GTD, 5.00%, 6/1/2023	35,000	38,402

Total Maryland		15,059,486

Massachusetts — 3.8%
Berkshire Hills Regional School District
GO, 5.00%, 10/15/2021	20,000	20,362
GO, 5.00%, 10/15/2022	55,000	58,664
Berkshire Regional Transit Authority Series B, Rev., RAN, 1.25%, 7/29/2021	5,300,000	5,307,068
Boston Water & Sewer Commission
Series 2012A, Rev., 4.00%, 11/1/2021	70,000	71,132
Series 2016A, Rev., 5.00%, 11/1/2021	215,000	219,364
Series B, Rev., 5.00%, 11/1/2021	50,000	51,015
Brockton Area Transit Authority Rev., RAN, 1.50%, 7/30/2021	3,050,000	3,054,680
Cape Cod Regional Transit Authority Rev., RAN, 1.50%, 7/23/2021	3,000,000	3,004,013
City of Amesbury GO, 4.00%, 9/1/2022	25,000	26,217
City of Beverly GO, 5.00%, 1/15/2023	50,000	53,921

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Beverly, Municipal Purpose Loan GO, 3.00%, 9/1/2022	40,000	41,433
City of Boston
Series 2012D, GO, 4.00%, 10/1/2021	55,000	55,716
Series 2014A, GO, 5.00%, 3/1/2022	40,000	41,475
Series 2012A, GO, 5.00%, 4/1/2022	125,000	130,123
Series 2010B, GO, 3.00%, 4/1/2023	40,000	42,122
City of Fall River
GO, 4.00%, 7/15/2021	75,000	75,346
GO, 5.00%, 12/1/2021	30,000	30,725
GO, 4.00%, 3/1/2022	100,000	102,887
City of Framingham, Municipal Purpose Loan
GO, 4.00%, 11/1/2021	25,000	25,405
Series 2012A, GO, 3.00%, 12/1/2021	25,000	25,363
GO, 5.00%, 12/1/2021	65,000	66,588
GO, 5.00%, 11/1/2022	45,000	48,114
GO, 5.00%, 12/1/2022	20,000	21,465
GO, 5.00%, 12/15/2022	45,000	48,379
City of Holyoke GO, BAN, 2.00%, 9/24/2021	100,000	100,561
City of Lawrence GO, 5.00%, 2/1/2022	50,000	51,580
City of Lowell GO, 4.00%, 9/1/2022	40,000	41,916
City of Marlborough, Municipal Purpose Loan
GO, 4.00%, 6/15/2021	95,000	95,135
GO, 5.00%, 6/15/2021	25,000	25,044
GO, 4.00%, 6/15/2022	25,000	26,013
GO, 5.00%, 6/15/2022	20,000	21,018
City of Medford, Municipal Purpose Loan GO, 5.00%, 7/15/2021	130,000	130,765
City of Methuen GO, BAN, 2.00%, 9/1/2021	3,235,000	3,248,237
City of Northampton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	50,000	52,316
City of Peabody, Municipal Purpose Loan
GO, 4.00%, 10/1/2021	35,000	35,449
Series 2015A, GO, 5.00%, 11/15/2021	75,000	76,659
GO, 4.00%, 10/1/2022	35,000	36,796

Investments	Principal Amount($)	Value($)
City of Revere GO, 5.00%, 9/1/2021	500,000	506,012
City of Revere, State Qualified Municipal Purpose Loan GO, 4.00%, 12/1/2021	50,000	50,961
City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	26,559
City of Somerville GO, 5.00%, 5/15/2022	25,000	26,165
City of Somerville, Municipal Purpose Loan
Series 2018B, GO, 4.00%, 6/1/2021	100,000	100,000
GO, 5.00%, 6/1/2021	45,000	45,000
GO, 5.00%, 10/1/2022	35,000	37,271
City of Springfield GO, 4.00%, 9/1/2022	60,000	62,812
City of Taunton Series B, GO, BAN, 1.25%, 12/16/2021	1,450,000	1,457,607
City of Taunton, State Qualified Municipal Purpose Loan GO, 3.00%, 9/1/2021	60,000	60,434
City of Waltham, Municipal Purpose Loan
GO, 4.00%, 6/15/2021	100,000	100,142
GO, 4.10%, 2/1/2023	35,000	35,098
City of Westfield, Municipal Purpose Loan GO, 5.00%, 2/15/2022	55,000	56,856
City of Woburn, Municipal Purpose Loan
GO, 4.00%, 11/15/2022	20,000	21,134
GO, 2.63%, 11/15/2025	100,000	102,913
City of Worcester, Municipal Purpose Loan
Series 2014A, GO, 3.00%, 11/1/2022 (b)	45,000	46,824
Series 2014A, GO, 4.00%, 11/1/2022	50,000	52,724
Commonwealth of Massachusetts
Series 2016A, GO, 5.00%, 7/1/2021	20,000	20,080
Series 2019A, GO, 5.00%, 7/1/2021	85,000	85,339
Series 2013B, GO, 5.00%, 8/1/2021	160,000	161,297
Series 2014C, GO, 5.00%, 8/1/2021	30,000	30,243
Series 2004A, GO, 5.25%, 8/1/2021	565,000	569,811

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2004A, GO, AMBAC, 5.25%, 8/1/2021	455,000	458,874
Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2021	115,000	115,979
Series B, GO, AGM, 5.25%, 8/1/2021	410,000	413,491
Series B, GO, 5.25%, 8/1/2021	325,000	327,767
Series 2018C, GO, 5.00%, 9/1/2021	50,000	50,611
Series 2006B, GO, AGM, 5.25%, 9/1/2021	25,000	25,321
Series 2016C, GO, 5.00%, 10/1/2021	440,000	447,193
Series 2004C, GO, AGM, 5.50%, 12/1/2021	35,000	35,948
Series 2016C, GO, 5.00%, 4/1/2022	70,000	72,869
Series 2016D, GO, 5.00%, 4/1/2022	50,000	52,049
Series 2019C, GO, 5.00%, 5/1/2022	30,000	31,350
Series 2016A, GO, 5.00%, 7/1/2022	30,000	31,595
Series 2016B, GO, 5.00%, 7/1/2022	100,000	105,316
Series 2019A, GO, 5.00%, 7/1/2022	50,000	52,658
Series C, GO, 5.00%, 7/1/2022	35,000	36,861
Series 2013B, GO, 5.00%, 8/1/2022	35,000	37,002
Series 2004A, GO, 5.25%, 8/1/2022	210,000	222,626
Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2022	70,000	74,209
Series B, GO, 5.25%, 8/1/2022	130,000	137,816
Series C, GO, 5.00%, 10/1/2022	55,000	58,592
Series 2017E, GO, 5.00%, 11/1/2022	45,000	48,121
Series F, GO, 5.00%, 11/1/2022 (b)	90,000	96,229
Series 2004C, GO, AGM, 5.50%, 12/1/2022	40,000	43,241
Series 2019C, GO, 5.00%, 5/1/2023	30,000	32,760
Series 2020A, GO, 5.00%, 6/1/2023 (c)	350,000	383,275
Series 2016B, GO, 5.00%, 7/1/2023	50,000	55,009

Investments	Principal Amount($)	Value($)
Series 2017D, GO, 5.00%, 7/1/2023	45,000	49,508
Series C, GO, 5.00%, 10/1/2023	25,000	27,788
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 4.00%, 6/15/2021	20,000	20,028
Series 2013A, Rev., GAN, 5.00%, 6/15/2021	250,000	250,445
Series 2014A, Rev., GAN, 5.00%, 6/15/2021	75,000	75,134
Rev., GAN, 5.00%, 6/15/2022	120,000	126,119
Rev., GAN, 5.00%, 6/15/2022 (b)	45,000	47,288
Series 2014A, Rev., GAN, 5.00%, 6/15/2022	95,000	99,844
Commonwealth of Massachusetts Transportation Fund, Accelerated Bridge Program
Series 2012A, Rev., 5.00%, 6/1/2021 (b)	120,000	120,000
Series 2012A, Rev., 5.00%, 6/24/2021	50,000	50,178
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Rev., 5.00%, 6/1/2021	25,000	25,000
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program Series 2015A, Rev., 5.00%, 6/1/2022	425,000	445,428
Commonwealth of Massachusetts, Consolidated Loan Series 2005A, Rev., AGM, 5.50%, 6/1/2021	25,000	25,000
Commonwealth of Massachusetts, Consolidated Loan of 2011
Series 2011D, GO, 3.00%, 10/1/2021 (b)	200,000	201,923
Series 2011D, GO, 4.25%, 10/1/2021 (b)	120,000	121,658
Series 2011D, GO, 5.00%, 10/1/2021 (b)	710,000	721,566
Commonwealth of Massachusetts, Consolidated Loan of 2013 Series 2013C, GO, 4.00%, 8/1/2021 (b)	200,000	201,288

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series E, GO, 4.50%, 8/1/2021 (b)	20,000	20,145
Series E, GO, 5.00%, 8/1/2021 (b)	560,000	564,523
Commonwealth of Massachusetts, Consolidated Loan of 2013, Green Bonds
Series 2013D, GO, 3.75%, 8/1/2021 (b)	150,000	150,899
Series 2013D, GO, 4.00%, 8/1/2021 (b)	40,000	40,258
Series 2013D, GO, 5.00%, 8/1/2021 (b)	35,000	35,283
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series 2014A, GO, 4.00%, 12/1/2021 (b)	75,000	76,465
Series 2014A, GO, 4.50%, 12/1/2021 (b)	295,000	301,496
Series 2014A, GO, 5.00%, 12/1/2021 (b)	570,000	583,967
Series C, GO, 5.00%, 7/1/2022 (b)	250,000	263,226
Subseries D-2, GO, 1.70%, 8/1/2022 (c)	110,000	111,788
Series F, GO, 5.00%, 11/1/2022 (b)	75,000	80,191
Commonwealth of Massachusetts, Consolidated Loan of 2014, Green Bonds
Series E, GO, 4.00%, 9/1/2021	25,000	25,244
Series E, GO, 5.00%, 9/1/2022 (b)	25,000	26,526
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015A, GO, 5.00%, 5/1/2022	30,000	31,350
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series 2016A, GO, 5.00%, 3/1/2022	245,000	254,033
Series 2016H, GO, 5.00%, 12/1/2022	20,000	21,471
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series 2017E, GO, 5.00%, 11/1/2021	255,000	260,220
Series 2017C, GO, 5.00%, 2/1/2022	45,000	46,474

Investments	Principal Amount($)	Value($)
Commonwealth of Massachusetts, Green Bonds
Series E, GO, 2.00%, 9/1/2021	25,000	25,120
Series E, GO, 2.00%, 9/1/2022	100,000	102,388
Series E, GO, 5.00%, 9/1/2022 (b)	40,000	42,442
Commonwealth of Massachusetts, Special Obligation Dedicated Tax Rev., NATL-RE, 5.50%, 1/1/2022	55,000	56,656
Concord and Carlisle Regional School District GO, 5.00%, 6/15/2021	75,000	75,132
Gateway Regional School District, State Qualified School GO, 4.00%, 12/1/2021	50,000	50,976
Lowell Regional Transit Authority Rev., RAN, 1.25%, 8/19/2021	6,000,000	6,010,500
Massachusetts Bay Transportation Authority
Series A, Rev., 5.00%, 7/1/2021	195,000	195,771
Series 2012A, Rev., 5.00%, 7/1/2022	135,000	142,146
Massachusetts Bay Transportation Authority, Sales Tax
Series 2008B, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2014A, Rev., 5.00%, 7/1/2021	50,000	50,198
Series 2003A, Rev., 5.25%, 7/1/2021	120,000	120,498
Series 2003C, Rev., 5.25%, 7/1/2021	175,000	175,727
Series 2004B, Rev., 5.25%, 7/1/2021	120,000	120,498
Series 2006B, Rev., 5.25%, 7/1/2021	55,000	55,228
Series C, Rev., 5.50%, 7/1/2021	50,000	50,218
Rev., BAN, 4.00%, 12/1/2021	885,000	902,183
Series 2005A, Rev., 5.00%, 7/1/2022	160,000	168,470
Series 2015A, Rev., 5.00%, 7/1/2022	60,000	63,176
Series 2020B-2, Rev., 5.00%, 7/1/2022	150,000	157,940
Series A, Rev., 5.00%, 7/1/2022	25,000	26,323
Series 2003C, Rev., 5.25%, 7/1/2022	25,000	26,391

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2004B, Rev., 5.25%, 7/1/2022	20,000	21,113
Series 2006A, Rev., 5.25%, 7/1/2022	90,000	95,007
Series 2006B, Rev., 5.25%, 7/1/2022	20,000	21,113
Series 2004C, Rev., 5.50%, 7/1/2022	100,000	105,834
Massachusetts Clean Water Trust (The), Revolving Funds
Rev., 5.00%, 8/1/2021	320,000	322,588
Series 2012B, Rev., 5.00%, 8/1/2021	80,000	80,647
Series 2017, Rev., 5.00%, 8/1/2021	305,000	307,462
Series 21, Rev., 5.00%, 8/1/2021	75,000	75,605
Series 21, Rev., 4.00%, 8/1/2022	25,000	26,140
Rev., 5.00%, 8/1/2022	85,000	89,864
Series 2012B, Rev., 5.00%, 8/1/2022	25,000	26,430
Massachusetts Department of Transportation, Capital Appreciation Series 1997-C, Rev., NATL-RE, Zero Coupon, 1/1/2022	40,000	39,911
Massachusetts Development Finance Agency, Berklee College of Music Rev., 5.25%, 10/1/2021 (b)	255,000	259,365
Massachusetts Development Finance Agency, Beth Israel Lathey Health, Inc. Series 2015H-1, Rev., 5.00%, 7/1/2023	25,000	27,444
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	475,000	524,805
Massachusetts Development Finance Agency, Caregroup
Series 2016-I, Rev., 5.00%, 7/1/2021	165,000	165,635
Series 2018J-1, Rev., 5.00%, 7/1/2022	25,000	26,290
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	41,309
Massachusetts Development Finance Agency, College of the Holy Cross
Series 2016A, Rev., 5.00%, 9/1/2021	55,000	55,663
Series 2016A, Rev., 5.00%, 9/1/2022	45,000	47,722

Investments	Principal Amount($)	Value($)
Massachusetts Development Finance Agency, Harvard University
Series 2016A, Rev., 5.00%, 7/15/2021	75,000	75,444
Series A, Rev., 5.00%, 12/15/2021	395,000	405,429
Series 2016A, Rev., 5.00%, 7/15/2022	30,000	31,662
Massachusetts Development Finance Agency, Mount Holyoke College Issue Series 2011B, Rev., 5.00%, 7/1/2021 (b)	420,000	421,633
Massachusetts Development Finance Agency, Multi-Family, Lyman Terrace Phase II Issue Rev., 1.39%, 2/1/2022 (c)	634,000	638,650
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.53%, 6/10/2021 (d)	250,000	250,975
Rev., 5.00%, 7/1/2021 (b)	125,000	125,486
Series 2011K-6, Rev., 5.00%, 7/1/2021	150,000	150,594
Series 2012L, Rev., 5.00%, 7/1/2021	75,000	75,297
Series 2014M-4, Rev., 5.00%, 7/1/2021	25,000	25,099
Rev., 5.00%, 7/1/2022	100,000	105,305
Series 2016Q, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	224,798
Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	25,000	29,129
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue
Series 2016-I, Rev., 5.00%, 7/1/2021	100,000	100,375
Series I, Rev., 5.00%, 7/1/2022	245,000	257,283
Massachusetts Development Finance Agency, Visual and Performing Arts Project Rev., 6.00%, 8/1/2021	475,000	479,588

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Massachusetts Development Finance Agency, Whitehead Institute for Biomedical Research Issue Series 2011A, Rev., 5.00%, 6/1/2021 (b)	785,000	785,000
Massachusetts Development Finance Agency, Williams College
Series 2011N, Rev., 1.45%, 7/1/2021 (c)	95,000	95,096
Series 2013P, Rev., 5.00%, 7/1/2022	145,000	152,660
Massachusetts Health and Educational Facilities Authority, Institute of Technology
Series M, Rev., 5.25%, 7/1/2021	35,000	35,146
Series 2002K, Rev., 5.50%, 7/1/2022	60,000	63,521
Massachusetts Health and Educational Facilities Authority, Northeastern University Series 2010A, Rev., 5.00%, 10/1/2021	275,000	279,393
Massachusetts Housing Finance Agency
Series C2, Rev., FHA, 0.40%, 12/1/2022	400,000	400,341
Series 2015D, Rev., 2.60%, 12/1/2022	50,000	51,607
Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	765,491
Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	300,000	301,422
Massachusetts Housing Finance Agency, Multi-Family Conduit, Chestnut Park Project Series 2018A, Rev., 2.40%, 12/1/2021 (c)	100,000	101,121
Massachusetts Housing Finance Agency, Single Family Housing
Series 215, Rev., GNMA/FNMA/FHLMC, 0.75%, 12/1/2021	100,000	100,306
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2023	295,000	323,177
Massachusetts School Building Authority, Dedicated Sales Tax Series 2012B, Rev., 5.00%, 8/15/2022 (b)	395,000	418,259
Massachusetts School Building Authority, Senior Dedicated Sales Tax
Series 2012A, Rev., 3.00%, 8/15/2021	50,000	50,296

Investments	Principal Amount($)	Value($)
Series 2015C, Rev., 3.00%, 8/15/2021 (b)	25,000	25,147
Series 2012A, Rev., 5.00%, 8/15/2021	280,000	282,791
Series 2015C, Rev., 5.00%, 8/15/2021 (b)	50,000	50,500
Series 2011B, Rev., 4.00%, 10/15/2021	150,000	152,170
Series 2011B, Rev., 5.00%, 10/15/2021 (b)	1,430,000	1,456,019
Series 2011B, Rev., 5.25%, 10/15/2021 (b)	95,000	96,817
Series 2012A, Rev., 4.00%, 8/15/2022 (b)	45,000	47,109
Series 2012A, Rev., 5.00%, 8/15/2022	305,000	322,913
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	395,000	418,259
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	75,000	79,416
Massachusetts State College Building Authority
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	75,000	78,370
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	20,000	20,899
Massachusetts Transportation Trust Fund Metropolitan Highway System
Series 2019A, Rev., 5.00%, 1/1/2022	145,000	149,094
Series 2019A, Rev., 5.00%, 1/1/2024	95,000	106,476
Series 2019A, Rev., 5.00%, 1/1/2025	75,000	87,146
Massachusetts Water Resources Authority
Series C, Rev., 4.00%, 8/1/2021(b)	25,000	25,161
Series 2011B, Rev., 5.00%, 8/1/2021 (b)	185,000	186,494
Series 2011C, Rev., 5.00%, 8/1/2021 (b)	570,000	574,604
Series 2014F, Rev., 5.00%, 8/1/2021	220,000	221,772
Series 2002J, Rev., AGM, 5.50%, 8/1/2021	305,000	307,706
Series 2012-A, Rev., 5.00%, 8/1/2022 (b)	50,000	52,819
Series 2017C, Rev., 5.00%, 8/1/2022	30,000	31,713

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking Rev., 5.25%, 7/1/2021	575,000	577,375
Metrowest Regional Transit Authority Rev., RAN, 1.50%, 9/17/2021	4,770,000	4,785,696
Minuteman Regional Vocational Technical School District GO, 5.00%, 10/15/2022	25,000	26,644
Monomoy Regional School District GO, 5.00%, 9/15/2022	25,000	26,575
Onset Fire District GO, 5.00%, 10/15/2022	55,000	58,593
Southeastern Regional Transit Authority Rev., RAN, 1.25%, 8/20/2021	2,850,000	2,855,240
Southern Worcester County Regional Vocational Technical School District, State Qualified School GO, 4.00%, 6/1/2021	100,000	100,000
Springfield Water and Sewer Commission
Series 2014A, Rev., 5.00%, 7/15/2021	25,000	25,147
Series 2017B, Rev., 5.00%, 4/15/2022	75,000	78,144
Series 2014C, Rev., 5.00%, 7/15/2022	60,000	63,247
Town of Andover, Municipal Purpose Loan
GO, 5.00%, 9/1/2021	50,000	50,609
GO, 3.00%, 9/15/2021	20,000	20,167
GO, 5.00%, 5/15/2022	25,000	26,168
GO, 4.00%, 6/15/2022	30,000	31,216
Town of Arlington, Municipal Purpose Loan GO, 4.00%, 11/1/2021	30,000	30,486
Town of Barnstable GO, 4.00%, 6/15/2022	30,000	31,213
Town of Bedford
GO, 5.00%, 8/15/2021	80,000	80,792
GO, 5.00%, 8/15/2022	25,000	26,462
Town of Belmont, Unlimited Tax GO, 5.00%, 8/15/2022	25,000	26,475
Town of Bourne, Municipal Purpose Loan
GO, 5.00%, 11/15/2021	70,000	71,561
GO, 5.00%, 12/1/2021	80,000	81,959
GO, 5.00%, 5/15/2022	30,000	31,404
GO, 4.00%, 10/15/2022	45,000	47,389

Investments	Principal Amount($)	Value($)
Town of Braintree, Municipal Purpose Loan GO, 3.50%, 10/15/2021	45,000	45,563
Town of Burlington, Municipal Purpose Loan GO, 5.00%, 7/15/2021	70,000	70,412
Town of Chatham GO, 4.00%, 8/1/2021	25,000	25,160
Town of Chelmsford GO, 5.00%, 4/1/2022	20,000	20,814
Town of Chelmsford, Municipal Purpose Loan
GO, 5.00%, 6/15/2021	140,000	140,247
GO, 4.00%, 6/15/2022	50,000	52,016
Town of Concord, Municipal Purpose Loan GO, 5.00%, 6/15/2021	30,000	30,053
Town of Danvers, Municipal Purpose Loan Series 2019A, GO, 5.00%, 8/15/2022	85,000	90,024
Town of Dedham, Municipal Purpose Loan GO, 5.00%, 6/1/2021	45,000	45,000
Town of Dracut, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	25,349
Town of Dracut, Unlimited Tax Series A, GO, 5.00%, 7/15/2021	25,000	25,146
Town of Eastham, Municipal Purpose Loan GO, 5.00%, 11/1/2021	30,000	30,604
Town of Easton, Municipal Purpose Loan GO, 4.00%, 8/1/2021	25,000	25,158
Town of Fairhaven GO, 3.00%, 12/15/2021	50,000	50,784
Town of Falmouth, Municipal Purpose Loan
Series 2014A, GO, 4.00%, 7/15/2021	30,000	30,140
GO, 3.00%, 3/1/2022	30,000	30,656
Town of Franklin
GO, 4.00%, 3/1/2022	30,000	30,871
GO, 4.00%, 3/15/2022	40,000	41,221
Town of Franklin, Municipal Purpose Loan GO, 5.00%, 8/15/2021	160,000	161,585
Town of Great Barrington, Municipal Purpose GO, 4.00%, 6/15/2022	25,000	26,005
Town of Hamilton GO, BAN, 1.25%, 8/27/2021	667,767	669,136

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Hanover, Municipal Purpose Loan
GO, 4.00%, 9/1/2021	45,000	45,430
GO, 5.00%, 5/15/2022	25,000	26,155
Town of Harwich, Municipal Purpose Loan GO, 4.00%, 10/1/2021	25,000	25,324
Town of Holden, Municipal Purpose Loan GO, 5.00%, 6/15/2021	35,000	35,062
Town of Holliston, Municipal Purpose Loan GO, 5.00%, 4/1/2022	20,000	20,818
Town of Hull, Municipal Purpose Loan GO, 2.00%, 8/15/2021	25,000	25,098
Town of Lexington GO, 4.00%, 2/1/2022	40,000	41,040
Town of Lexington, Municipal Purpose Loan
GO, 4.00%, 2/15/2022	25,000	25,688
GO, 4.00%, 6/15/2022	20,000	20,808
Town of Longmeadow GO, 5.00%, 6/1/2021	20,000	20,000
Town of Longmeadow, Municipal Purpose Loan GO, 5.00%, 4/1/2022	25,000	26,022
Town of Lunenburg, Municipal Purpose Loan GO, 4.00%, 6/1/2021	150,000	150,000
Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,388
Town of Marblehead, Municipal Purpose Loan
GO, 5.00%, 7/15/2021	75,000	75,441
GO, 5.00%, 8/1/2021	30,000	30,242
GO, 5.00%, 7/15/2022	35,000	36,923
Town of Marshfield, Municipal Purpose Loan
GO, 5.00%, 7/15/2021	20,000	20,117
GO, 5.25%, 7/15/2021	20,000	20,123
GO, 5.00%, 9/15/2021	40,000	40,562
Town of Mendon, Municipal Purpose Loan GO, 3.00%, 2/15/2022	50,000	51,014
Town of Merrimac, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	25,352
Town of Middleborough, Municipal Purpose Loan GO, 2.00%, 10/1/2021	25,000	25,159

Investments	Principal Amount($)	Value($)
Town of Millis, Municipal Purpose Loan GO, 5.00%, 11/1/2022	25,000	26,704
Town of Nantucket, Municipal Purpose Loan GO, 5.00%, 12/1/2021	65,000	66,592
Town of North Reading, Municipal Purpose Loan GO, 5.00%, 5/15/2022	180,000	188,355
Town of Norwood GO, 4.00%, 8/15/2021	130,000	131,035
Town of Oak Bluffs, Municipal Purpose Loan GO, 5.00%, 9/1/2021	25,000	25,301
Town of Orleans, Municipal Purpose Loan
GO, 5.00%, 9/15/2021	90,000	91,268
GO, 5.00%, 2/1/2022	30,000	30,981
Town of Pembroke GO, 5.00%, 8/1/2021	50,000	50,404
Town of Randolph, Municipal Purpose Loan GO, 4.00%, 5/15/2022	25,000	25,918
Town of Reading, Municipal Purpose Loan GO, 4.00%, 6/15/2022	20,000	20,808
Town of Salisbury, Municipal Purpose Loan GO, 4.00%, 8/1/2022	25,000	26,137
Town of Scituate, Municipal Purpose Loan GO, 5.00%, 9/15/2021	20,000	20,283
Town of Shrewsbury, Municipal Purpose Loan
GO, 5.00%, 7/1/2021	60,000	60,236
GO, 5.00%, 7/15/2021	30,000	30,175
Town of Stockbridge, Highway Garage GO, 3.00%, 6/1/2022	40,000	41,142
Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	37,337
Town of Sturbridge, Municipal Purpose Loan GO, 4.00%, 11/15/2021 (b)	40,000	40,702
Town of Tewksbury, Unlimited Tax GO, 5.00%, 6/1/2022	35,000	36,711
Town of Topsfield, Municipal Purpose Loan GO, 5.00%, 3/1/2022	35,000	36,288
Town of Watertown, Municipal Purpose Loan
GO, 5.00%, 6/15/2021	30,000	30,053
GO, 4.00%, 1/15/2022	20,000	20,484
GO, 3.00%, 5/15/2022	30,000	30,827
GO, 5.00%, 6/15/2022	25,000	26,267

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Wayland, Municipal Purpose Loan GO, 5.00%, 11/1/2022	75,000	80,201
Town of Wellesley, Municipal Purpose Loan
GO, 4.00%, 12/1/2021	85,000	86,650
GO, 4.00%, 6/1/2022	35,000	36,363
Town of West Bridgewater GO, BAN, 2.00%, 11/26/2021	1,713,832	1,727,635
Town of West Springfield, Municipal Purpose Loan GO, 4.00%, 9/15/2022	75,000	78,763
Town of Westborough, Municipal Purpose Loan
GO, 5.00%, 8/1/2021	60,000	60,484
GO, 5.00%, 8/15/2022	85,000	90,014
Town of Weston GO, 4.00%, 12/1/2022	25,000	26,461
Town of Wilmington, School
GO, 3.50%, 3/15/2022 (b)	45,000	46,198
GO, 5.00%, 3/15/2022 (b)	40,000	41,546
GO, 5.00%, 3/15/2022	35,000	36,355
Town of Winchester, Municipal Purpose Loan GO, 5.00%, 7/1/2022	35,000	36,857
Town of Winthrop, Municipal Purpose Loan GO, 4.00%, 11/15/2022	50,000	52,836
Town of Winthrop, School GO, 4.00%, 9/1/2021	25,000	25,243
Town of Wrentham, Municipal Purpose Loan GO, 3.00%, 6/1/2021	90,000	90,000
Town of Yarmouth, Municipal Purpose Loan GO, 5.00%, 12/15/2021	55,000	56,446
University of Massachusetts Building Authority Project
Series 2013-1, Rev., 5.00%, 11/1/2022 (b)	25,000	26,730
Series 2015-2, Rev., 5.00%, 11/1/2022	65,000	69,527
Series 2021-1, Rev., 5.00%, 11/1/2022	55,000	58,831
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority Series 2015A, Rev., GTD, 5.00%, 3/1/2022	100,000	103,656

Total Massachusetts		67,869,271

Investments	Principal Amount($)	Value($)
Michigan — 3.3%
Algonac Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	60,000	61,966
Anchor Bay School District Series 2017-I, GO, Q-SBLF, 3.00%, 11/1/2021	100,000	101,165
Ann Arbor School District
GO, Q-SBLF, 5.00%, 5/1/2022 (b)	155,000	161,965
GO, 5.00%, 5/1/2022	35,000	36,559
Ann Arbor School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	80,000	83,562
GO, 5.00%, 5/1/2022	75,000	78,340
Avondale School District, Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2021	175,000	178,560
Birmingham City School District GO, 5.00%, 5/1/2022	70,000	73,137
Brighton Area School District, School Building and Site Series 2013-II, GO, Q-SBLF, 5.00%, 5/1/2022	300,000	312,763
Caledonia Community Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,883
Center Line Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,847
Central Michigan University Rev., 5.00%, 10/1/2021	245,000	248,889
Charlotte Public School District GO, Q-SBLF, 5.00%, 5/1/2022	45,000	46,999
Charter Township of Canton, Limited Tax GO, 5.00%, 10/1/2022	65,000	69,101
Charter Township of Commerce, Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	95,000	103,240
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,745
Chippewa Valley Schools GO, Q-SBLF, 5.00%, 5/1/2022	90,000	93,999

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Ann Arbor, Sewage Disposal System Rev., 3.00%, 7/1/2022	20,000	20,625
City of Dearborn, Capital Improvement GO, 3.00%, 5/1/2022	25,000	25,608
City of Detroit, Sewage Disposal System Series 2012A, Rev., AGM, 5.00%, 7/1/2022 (b)	50,000	52,645
City of Farmington Hills, Capital Improvement GO, 3.00%, 10/1/2021	20,000	20,191
City of Frankenmuth, Capital Improvement, Limited Tax GO, 3.00%, 5/1/2022	40,000	40,954
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	56,582
City of Grand Rapids, Limited Tax GO, 5.00%, 5/1/2022	45,000	47,012
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	115,000	118,274
City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	32,297
City of Kalamazoo, Wastewater System
Rev., 4.00%, 9/1/2021	25,000	25,229
Rev., 3.15%, 10/1/2022	25,000	25,220
City of Lansing, Sewage Disposal System Rev., 5.00%, 5/1/2022	55,000	57,407
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2023	200,000	213,509
GO, 4.00%, 5/1/2024	210,000	230,833
GO, 4.00%, 5/1/2025	290,000	327,009
City of Marquette, Limited Tax
GO, 4.00%, 10/1/2022	40,000	40,489
GO, 4.00%, 5/1/2023	170,000	181,483
GO, 4.00%, 5/1/2024	125,000	137,400
GO, 4.00%, 5/1/2025	105,000	118,400
City of Novi, Unlimited Tax GO, 4.00%, 10/1/2021	60,000	60,746
City of Romulus, Limited Tax Series 2017A, GO, 4.00%, 11/1/2022	25,000	26,289
City of Royal Oak, Capital Improvement GO, 3.00%, 10/1/2021	110,000	111,005

Investments	Principal Amount($)	Value($)
City of Royal Oak, Limited Tax GO, 3.00%, 10/1/2022	25,000	25,896
City of South Haven, Limited Tax GO, 4.00%, 12/1/2021	50,000	50,935
City of Southfield, Water and Sewer Capital Improvement Limited Tax GO, 3.00%, 5/1/2023	85,000	89,341
City of Sterling Heights, Capital Improvement GO, 5.00%, 4/1/2022	45,000	46,813
City of Warren, Limited Tax, Capital Improvement GO, AGM, 3.00%, 5/1/2022	25,000	25,598
Clintondale Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	110,000	114,940
Coldwater Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	115,000	120,110
County of Grand Traverse, Limited Tax GO, 3.00%, 6/1/2022	50,000	51,351
County of Ingham, Limited Tax Rev., 4.00%, 5/1/2022	50,000	51,737
County of Jackson, Transportation
GO, 2.00%, 5/1/2022	115,000	116,801
GO, 2.00%, 5/1/2024	250,000	261,780
County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	37,468
County of Muskegon, Wastewater Management System No. 2 GO, 5.00%, 7/1/2022	25,000	25,087
County of Ottawa GO, 5.00%, 11/1/2021	100,000	102,009
County of Saginaw, Limited Tax GO, 4.00%, 11/1/2021	50,000	50,779
Davison Community Schools, Unlimited Tax GO, 3.00%, 5/1/2022	30,000	30,757
De Witt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	54,500
Dearborn School District, Limited Tax GO, 3.00%, 5/1/2022	915,000	939,374
Dexter Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	180,000	186,354

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dundee Community Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2023	50,000	52,514
East Grand Rapids Public School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	62,135
East Lansing School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	75,000	78,354
Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	193,054
Farmington Public School District, School Building Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	21,339
Ferndale Public Schools GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,883
Forest Hills Public Schools, Unlimited Tax
Series I, GO, 3.00%, 5/1/2022	50,000	51,313
GO, 4.00%, 5/1/2022	30,000	31,062
Fraser Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	38,199
Grand Blanc Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022 (b)	100,000	103,487
Grand Haven Area Public Schools, School Building and Site, Unlimited Tax GO, 5.00%, 11/1/2021	35,000	35,705
Grand Ledge Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, Q-SBLF, 4.00%, 5/1/2023	95,000	101,861
Grand Rapids Community College, Limited Tax GO, 3.00%, 5/1/2022	30,000	30,743
Grand Rapids Public Schools GO, AGM, 5.00%, 5/1/2022	25,000	26,108
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Series 2019A, Rev., 5.00%, 7/1/2024	130,000	147,465

Investments	Principal Amount($)	Value($)
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2021	110,000	112,626
Series 2015A, Rev., 5.00%, 12/1/2021	200,000	204,197
Series 2016A, Rev., 5.00%, 12/1/2021	415,000	424,909
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	345,494
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	774,248
Grosse Ile Township School District GO, Q-SBLF, 5.00%, 5/1/2022	50,000	52,198
Grosse Pointe Public Library GO, 5.00%, 4/1/2022	110,000	114,480
Healthsource Saginaw, Inc., Unlimited Tax GO, 4.00%, 5/1/2023	50,000	51,729
Holton Public Schools GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,890
Howell Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	26,087
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	52,174
Kalamazoo Hospital Finance Authority, Bronson Healthcare Group
Rev., 5.00%, 5/15/2023	140,000	152,850
Rev., 5.00%, 5/15/2024	100,000	113,594
Karegnondi Water Authority, Water Supply System, Karegnondi Water Pipeline Rev., 5.00%, 11/1/2021	85,000	86,639
Kenowa Hills Public Schools Series 2018-II, GO, Q-SBLF, 4.00%, 11/1/2022	65,000	68,504
Kent Hospital Finance Authority, Spectrum Health System Series 2011A, Rev., 5.00%, 11/15/2021 (b)	600,000	613,219
Lake Orion Community School District GO, Q-SBLF, 5.00%, 5/1/2022	50,000	52,175
Lakeview School District, School Building and Site Series B, GO, VRDO, LOC: TD Bank NA, 0.03%, 6/9/2021 (c)	9,300,000	9,300,000
L’Anse Creuse Public Schools, Building and Site GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.03%, 6/9/2021 (c)	625,000	625,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2022	60,000	62,654
GO, 5.00%, 5/1/2024	150,000	156,651
Linden Community School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	25,000	26,111
Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	33,903
Livonia Municipal Building Authority Rev., 4.00%, 5/1/2024	40,000	44,066
Ludington Area School District GO, Q-SBLF, 5.00%, 11/1/2021	115,000	117,315
Macomb Interceptor Drain Drainage District, Limited Tax Series 2017A, GTD, 5.00%, 5/1/2022	55,000	57,459
Macomb Township Building Authority Rev., 5.00%, 4/1/2022	25,000	25,980
Manchester Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 4.00%, 5/1/2022	50,000	51,671
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	50,000	55,810
Michigan Finance Authority, Beaumont Health Credit Group
Rev., 5.00%, 11/1/2021	35,000	35,695
Series 2015A, Rev., 5.00%, 8/1/2022	130,000	137,249
Rev., 5.00%, 11/1/2023	225,000	239,740
Rev., 5.00%, 11/1/2026	100,000	106,184
Michigan Finance Authority, Bronson Healthcare Group, Inc.
Series 2020A, Rev., 4.00%, 5/15/2022	100,000	103,573
Series B, Rev., 3.50%, 11/15/2022 (c)	905,000	943,576
Michigan Finance Authority, Clean Water Revolving Fund
Rev., 5.00%, 10/1/2021 (b)	155,000	157,525
Rev., 5.00%, 10/1/2021	115,000	116,864
Rev., 5.00%, 10/1/2022 (b)	25,000	26,629
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	173,376

Investments	Principal Amount($)	Value($)
Michigan Finance Authority, Crittenton Hospital Medical Center
Series 2012A, Rev., 5.00%, 6/1/2021 (b)	725,000	725,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	26,210
Michigan Finance Authority, Detroit School District Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2022	115,000	119,979
Michigan Finance Authority, Drinking Water Revolving Fund Rev., 5.00%, 10/1/2021 (b)	25,000	25,407
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2021	290,000	296,292
Rev., 5.00%, 11/15/2022	980,000	1,047,868
Rev., 5.00%, 11/15/2024	420,000	486,018
Michigan Finance Authority, Local Government Loan Program, City of Detroit Distributable State Aid Fourth Lien Utgo Local Project Series 2016C-3, Rev., 5.00%, 4/1/2023	490,000	529,301
Michigan Finance Authority, Local Government Loan Program, Detroit Regional Convention Facility Authority Local Project Series 2014H-1, Rev., 5.00%, 10/1/2022	120,000	121,923
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project
Series D-1, Rev., 5.00%, 7/1/2022	275,000	289,156
Rev., AGM, 5.00%, 7/1/2024	360,000	409,908
Michigan Finance Authority, Local Government Loan Program, Muskegon Heights Public Schools State Qualified Unlimited Tax Project Series 2016A, Rev., Q-SBLF, 5.00%, 5/1/2022	40,000	41,721
Michigan Finance Authority, McLaren Health Care Corp.
Series 20105A, Rev., 5.00%, 5/15/2022	400,000	418,292
Series 2012A, Rev., 5.00%, 6/1/2025	100,000	104,786
Michigan Finance Authority, Mid Michigan Health Rev., 4.00%, 6/1/2024 (b)	560,000	621,067

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Michigan Finance Authority, Sparrow Obligated Group
Rev., 4.00%, 11/15/2021	25,000	25,431
Rev., 5.00%, 11/15/2021	125,000	127,718
Rev., 4.00%, 11/15/2022	40,000	42,196
Michigan Finance Authority, Tobacco Settlement Asset-Backed Series 2020A, Class I, Rev., 4.00%, 6/1/2023	1,000,000	1,076,123
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI-2, Rev., (SIFMA Municipal Swap Index Yield + 0.48%), 0.51%, 6/10/2021 (d)	145,000	145,062
Rev., 5.00%, 12/1/2021	570,000	583,813
Series 2015MI, Rev., 5.00%, 12/1/2021	465,000	476,269
Rev., 5.00%, 12/1/2022 (b)	230,000	246,857
Rev., 5.00%, 12/1/2022	30,000	32,178
Series 2017A-MI, Rev., 5.00%, 12/1/2022	670,000	718,639
Rev., 5.00%, 12/1/2023	270,000	301,631
Series 2017A, Rev., 5.00%, 12/1/2023	315,000	351,903
Series 2019MI-1, Rev., 5.00%, 12/1/2023	100,000	111,715
Series 2017A, Rev., 5.00%, 12/1/2024	240,000	278,159
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	710,000	825,361
Michigan State Building Authority, Facilities Program
Rev., 5.00%, 10/15/2021	150,000	152,729
Series 2011I-A, Rev., 5.00%, 10/15/2021 (b)	110,000	112,003
Series 2011II-A, Rev., 5.00%, 10/15/2021 (b)	200,000	203,642
Series 2013I-A, Rev., 5.00%, 10/15/2021	200,000	203,639
Series 2016-I, Rev., 5.00%, 10/15/2021	310,000	315,641
Series 2011I-A, Rev., 5.13%, 10/15/2021 (b)	1,500,000	1,528,003
Series 2011I-A, Rev., 5.20%, 10/15/2021 (b)	150,000	152,842
Series 2011I-A, Rev., 5.50%, 10/15/2021 (b)	170,000	173,409
Series 2016-I, Rev., 5.00%, 4/15/2026	50,000	60,725

Investments	Principal Amount($)	Value($)
Michigan State Building Authority, Multi Modal Program Rev., VRDO, 0.10%, 6/9/2021 (c)	5,235,000	5,235,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2005A-3, Rev., 4.00%, 11/1/2021	900,000	914,394
Series 2005A-4, Rev., 5.00%, 11/1/2022	190,000	203,008
Series F-5, Rev., 2.40%, 3/15/2023 (c)	315,000	327,281
Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	53,827
Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	109,020
Series 2005A-3, Rev., 4.00%, 11/1/2024	50,000	56,124
Michigan State Hospital Finance Authority, McLaren Health Care Corp. Obligated Group Series 2012A, Rev., 5.00%, 6/1/2022	30,000	31,436
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 6/1/2022 (b)	115,000	119,422
Series 2009C, Rev., 4.00%, 6/1/2022 (b)	55,000	57,087
Rev., 5.00%, 6/1/2022 (b)	425,000	445,607
Series 2008C, Rev., 5.00%, 12/1/2024	255,000	295,543
Series C, Rev., 5.00%, 12/1/2025	200,000	239,556
Michigan State Housing Development Authority, Rental Housing Series A, Rev., 2.40%, 10/1/2021	250,000	251,613
Michigan State Housing Development Authority, Single Family Mortgage
Series 2019B, Rev., 1.40%, 6/1/2021	160,000	160,000
Series 2018A, Rev., 2.20%, 6/1/2022	25,000	25,446
Michigan State University
Series 2015A, Rev., 5.00%, 8/15/2021	25,000	25,247
Series 2019C, Rev., 5.00%, 8/15/2021	125,000	126,235
Series 2013A, Rev., 5.00%, 8/15/2022	20,000	21,170
Series 2019C, Rev., 5.00%, 8/15/2022	180,000	190,527
Series 2020A, Rev., 5.00%, 8/15/2022	25,000	26,462

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2024	280,000	314,294
Michigan Strategic Fund, Rare isotope Beams Project Rev., 5.00%, 3/1/2022	150,000	155,461
Michigan Strategic Fund, The Detroit Edison Co.
Series 2008ET-2, Rev., 1.45%, 9/1/2021 (c)	300,000	300,911
Series CC, Rev., 1.45%, 9/1/2021 (c)	1,050,000	1,053,189
Milan Area Schools GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,851
Mount Clemens Community School District Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2022	50,000	52,236
Mount Pleasant School District Series 2016-I, GO, 4.00%, 5/1/2022	50,000	51,765
Muskegon Local Development Finance Authority Rev., AGM, GTD, 3.00%, 11/1/2022	50,000	50,445
New Buffalo Area Schools GO, 2.50%, 11/1/2021	100,000	100,958
New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	26,123
North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities
Rev., 4.00%, 11/1/2021	60,000	60,967
Rev., 4.00%, 11/1/2022	50,000	52,747
Northview Public Schools, Unlimited Tax
Series 2020-III, GO, 4.00%, 5/1/2022	385,000	398,591
GO, Q-SBLF, 5.00%, 5/1/2023	70,000	76,343
Northville Public Schools, School Building and Site Series 2020-III, GO, 4.00%, 5/1/2025	30,000	33,903

Investments	Principal Amount($)	Value($)
Novi Community School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,887
GO, Q-SBLF, 5.00%, 5/1/2022	35,000	36,562
Oakland County Building Authority Series 2012A, Rev., 3.00%, 11/1/2022	30,000	31,233
Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	35,000	37,427
Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	49,077
Roseville Community Schools, Energy Conservation Improvement GO, 3.00%, 5/1/2022	55,000	56,240
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group
Series 2014D, Rev., 5.00%, 9/1/2021	285,000	288,384
Rev., 5.00%, 9/1/2022	55,000	58,284
Rev., 5.00%, 9/1/2023	575,000	635,453
Royal Oak School District, School Building and Site, Unlimited Tax
GO, 4.00%, 5/1/2022	55,000	56,957
GO, 5.00%, 5/1/2022	75,000	78,354
Saginaw City School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	25,000	26,094
GO, Q-SBLF, 5.00%, 5/1/2024	35,000	39,690
Saginaw Valley State University Series 2016A, Rev., 5.00%, 7/1/2021	570,000	572,205
Saline Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	85,000	88,769
Sault Ste Marie Area Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	55,000	56,388
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	123,505

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	27,478
Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	43,576
St. Joseph School District GO, Q-SBLF, 5.00%, 5/1/2022	30,000	31,333
State of Michigan
Rev., GAN, 5.00%, 3/15/2022	270,000	280,145
Rev., GAN, 5.00%, 3/15/2023	185,000	200,559
Rev., GAN, 5.00%, 3/15/2025	200,000	234,426
State of Michigan Comprehensive Transportation Rev., AGM, 5.25%, 5/15/2022	50,000	52,391
State of Michigan, Environmental Program
Series 2016B, GO, 5.00%, 11/1/2021	150,000	153,013
Series 2011A, GO, 5.00%, 12/1/2021	45,000	46,086
Series 2015A, GO, 5.00%, 12/1/2021	55,000	56,327
Series 2016A, GO, 5.00%, 12/1/2021	205,000	209,947
Series 2015A, GO, 5.00%, 12/1/2022	20,000	21,446
Series 2016A, GO, 5.00%, 12/1/2022	70,000	75,060
State of Michigan, Trunk Line Fund
Rev., AGM, 5.25%, 11/1/2021	55,000	56,178
Rev., AGM, 5.50%, 11/1/2021	185,000	189,154
Rev., 5.00%, 11/15/2021	825,000	843,397
Rev., 5.00%, 11/15/2022	600,000	642,737
Sturgis Public School District Series 2015A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,870
Township of Scio, Limited Tax GO, 3.00%, 11/1/2021	20,000	20,229
Traverse City Area Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, 3.00%, 5/1/2026	2,815,000	3,124,879
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2022	45,000	47,012
GO, Q-SBLF, 5.00%, 5/1/2023	25,000	27,275

Investments	Principal Amount($)	Value($)
University of Michigan
Series 2014A, Rev., 5.00%, 4/1/2022	65,000	67,653
Series 2018A, Rev., 5.00%, 4/1/2022	40,000	41,632
Van Dyke Public Schools, Unlimited Tax Series 2017A, GO, Q-SBLF, 4.00%, 5/1/2022	70,000	72,438
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 11/1/2023 (b)	45,000	50,210
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	100,000	103,483
Wayne State University Series 2019A, Rev., 5.00%, 11/15/2024	210,000	242,304
Webberville Community Schools, Unlimited Tax Series A, GO, Q-SBLF, 4.00%, 5/1/2023	50,000	53,477
West Bloomfield School District, Unlimited Tax School Building and Site GO, AGM, 5.00%, 5/1/2022	25,000	26,087
West Ottawa Public Schools, School Building and Site
Series 2018-II, GO, 5.00%, 11/1/2021	100,000	102,026
Series 2014-1, GO, 5.00%, 5/1/2022	65,000	67,906
West Ottawa Public Schools, School Building and Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	21,438
West Ottawa Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 11/1/2021	125,000	127,015
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2021	25,000	25,549
Western Michigan University, Tax Exempt Rev., 5.00%, 11/15/2021	95,000	97,088
Western Township Utilities Authority, Sewage Disposal System , Limited Tax Rev., GTD, 5.00%, 1/1/2022	60,000	61,615

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wyandotte City School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	45,000	46,957
Ypsilanti Community Utilities Authority, Charter Township of Ypsilanti, Limited Tax Rev., 4.00%, 5/1/2022	65,000	67,258
Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	187,018
Zeeland Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	50,000	51,765
GO, 5.00%, 5/1/2022	25,000	26,123

Total Michigan		58,340,297

Minnesota — 1.0%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	26,974
Anoka County Regional Railroad Authority, Limited Tax Series 2015A, GO, 2.50%, 2/1/2022	50,000	50,805
Buffalo-Hanover-Montrose Independent School District No. 877 Series 2012A, GO, 4.00%, 2/1/2022	195,000	200,068
Centennial Independent School District No. 12 Series 2017A, GO, 3.00%, 2/1/2022	70,000	71,355
City of Buffalo, Water & Sewer Series 2019A, GO, 5.00%, 8/1/2021	50,000	50,397
City of Cambridge Series 2016A, GO, 3.00%, 2/1/2022	30,000	30,572
City of Carver Series 2015B, GO, 4.00%, 2/1/2022	25,000	25,638
City of Circle Pines Series 2016B, GO, 3.00%, 2/1/2022	25,000	25,477
City of Columbia Heights
Series 2015A, GO, 3.00%, 2/1/2022	25,000	25,477

Investments	Principal Amount($)	Value($)
Series 2017B, GO, 3.00%, 2/1/2023	35,000	36,632
City of Crystal Series 2017A, GO, 3.00%, 2/1/2022	25,000	25,477
City of Duluth Series 2012A, GO, 2.00%, 2/1/2022	30,000	30,373
City of Duluth, Capital Equipment Notes Series 2018C, GO, 3.00%, 2/1/2022	25,000	25,477
City of Duluth, State Aid Street Improvement Series 2020C, GO, 1.50%, 2/1/2022	755,000	761,895
City of Mankato
Series 2012A, GO, 3.00%, 2/1/2022	75,000	76,462
Series 2014A, GO, 5.00%, 2/1/2022	25,000	25,819
City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System
Rev., 5.00%, 11/15/2022	100,000	107,017
Rev., 5.00%, 11/15/2023	100,000	111,571
Rev., 5.00%, 11/15/2025	70,000	83,724
City of Minneapolis, Health Care System, Fairview Health Services Series 2015A, Rev., 5.00%, 11/15/2021	95,000	97,022
City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	79,382
City of Mound Series 2018A, GO, 4.00%, 2/1/2022	75,000	76,903
City of Prior Lake Series 2016A, GO, 2.00%, 12/15/2021	250,000	252,500
City of Red Wing Series 2017A, GO, 3.00%, 2/1/2023	35,000	36,543
City of Rochester, Health Care Facilities, Mayo Clinic Series 2011C, Rev., 4.50%, 11/15/2021(c)	1,660,000	1,691,740
City of Roseville Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,733

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Sauk Centre GO, 2.00%, 9/1/2022	45,000	46,040
City of St. Cloud, Centracare Health System Series 2014B, Rev., 5.00%, 5/1/2022	85,000	88,688
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,085
City of St. Louis Park, Oak Park Village Apartments Project Series 2020A, Rev., 0.95%, 9/1/2021 (c)	350,000	350,104
City of St. Paul Series 2020D, Rev., 4.00%, 12/1/2022	50,000	52,929
City of St. Paul Minnesota, Housing and Redevelopment Authority, Fairview Health Services Series 2017A, Rev., 5.00%, 11/15/2022	200,000	213,578
City of St. Paul Minnesota, Housing and Redevelopment Authority, Health Partners Obligated Group Rev., 5.00%, 7/1/2021	250,000	250,957
City of St. Paul, Capital Improvement Series 2016A, GO, 5.00%, 9/1/2022	25,000	26,532
City of St. Paul, Street Improvement
Series 2014B, GO, 5.00%, 11/1/2021	25,000	25,510
Series 2016F, GO, 5.00%, 5/1/2022	25,000	26,125
County of Anoka Series 2013A, GO, 3.00%, 2/1/2022	60,000	61,165
County of Anoka, Capital Improvement
Series 2017A, GO, 5.00%, 2/1/2022	50,000	51,635
Series 2020A, GO, 5.00%, 2/1/2024	40,000	45,034
County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,796
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	58,323
County of Hennepin
Series 2014B, GO, 5.00%, 12/1/2021	35,000	35,863

Investments	Principal Amount($)	Value($)
Series 2014B, GO, 5.00%, 12/1/2022	50,000	53,669
Series 2016A, GO, 5.00%, 12/1/2022	30,000	32,201
Series 2017C, GO, 5.00%, 12/1/2022	30,000	32,201
County of Hennepin, Sales Tax Series 2020C, GO, 5.00%, 12/15/2021	50,000	51,328
County of Kandiyohi, Water and Sewer Series 2019A, GO, 4.00%, 2/1/2022	25,000	25,641
County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	48,040
County of Olmsted
Series 2020A, GO, 3.00%, 2/1/2022	35,000	35,668
Series 2012A, GO, 4.00%, 2/1/2022	75,000	76,929
County of Otter Tail, Capital Improvement Series 2019A, GO, 5.00%, 2/1/2023	55,000	59,372
County of Ramsey, Capital Improvement Series 2016B, GO, 5.00%, 2/1/2022	30,000	30,981
County of Ramsey, Library Series 2014A, GO, 5.00%, 2/1/2022	20,000	20,654
County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	69,668
County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	26,123
County of St. Louis, Capital Improvement
Series 2013D, GO, 3.00%, 12/1/2021	100,000	101,371
Series 2015C, GO, 3.00%, 12/1/2022	25,000	26,087
Series 2016B, GO, 5.00%, 12/1/2023	35,000	39,156
County of Stearns, Capital Improvement Crossover Series 2014A, GO, 4.00%, 12/1/2021	30,000	30,576

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Washington, Capital Improvement Plan Series 2014A, GO, 5.00%, 2/1/2022	50,000	51,635
County of Wright Series 2019A, COP, 5.00%, 12/1/2022	40,000	42,872
County of Wright, Jail Series 2017A, GO, 4.00%, 12/1/2022	140,000	148,070
Deer River Independent School District No. 317, Deer River, Facilities Maintenance Series 2019A, GO, 5.00%, 2/1/2022	100,000	103,269
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2022	130,000	133,736
Series A, COP, 5.00%, 2/1/2022	200,000	205,748
Series 2016A, COP, 5.00%, 2/1/2023	100,000	107,063
Series 2016A, COP, 5.00%, 2/1/2025	400,000	458,859
East Grand Forks Independent School District No. 595, School Building Series 2016A, GO, 5.00%, 2/1/2022	25,000	25,807
Hennepin County Regional Railroad Authority Series 2019A, GO, 5.00%, 12/1/2021	25,000	25,611
Hopkins Independent School District No. 270, Alternative Facilities Series 2015A, GO, 3.00%, 2/1/2022	25,000	25,484
Iron Range Resources and Rehabilitation Commissioner, Educational Facilities, MN SD Credit Enhancement Program Rev., 3.00%, 10/1/2021	25,000	25,236
Lakeville Independent School District No. 194, School Credit Enhancement Program Series 2016A, GO, 5.00%, 2/1/2022	40,000	41,299
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020D, GO, 5.00%, 3/1/2022	35,000	36,288

Investments	Principal Amount($)	Value($)
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Wastewater
Series 2012E, GO, 5.00%, 9/1/2021	140,000	141,701
Series 2012-I, GO, 4.00%, 3/1/2022	45,000	46,320
Series 2012E, GO, 5.00%, 9/1/2022	220,000	232,975
Minneapolis Special School District No. 1
Series 2020A, COP, 5.00%, 4/1/2023	125,000	136,010
Series 2014D, COP, 5.00%, 2/1/2025	30,000	32,380
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2016B, Rev., 5.00%, 1/1/2022	995,000	1,022,617
Series A, Rev., 5.00%, 1/1/2022	75,000	77,082
Series 2019C, Rev., 5.00%, 1/1/2023	150,000	161,188
Series B, Rev., 5.00%, 1/1/2023	60,000	64,475
Series B, Rev., 5.00%, 1/1/2024	35,000	39,151
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 5.00%, 3/1/2022	25,000	25,920
Rev., 5.00%, 3/1/2023	195,000	210,656
Minnesota Higher Education Facilities Authority, Hamline University Series 7-K2, Rev., 6.00%, 10/1/2021 (b)	375,000	382,195
Minnesota Higher Education Facilities Authority, Macalester College Series 20158-J, Rev., 5.00%, 3/1/2022	25,000	25,903
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015C, Rev., AMT, GNMA/FNMA/FHLMC, 2.10%, 7/1/2021	40,000	40,058
Series 2013C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2022	130,000	131,586
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	40,000	40,760

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Minnesota Housing Finance Agency, State Appropriation Housing Infrastructure
Series 2015A, Rev., 5.00%, 8/1/2021	50,000	50,395
Series 2015C, Rev., AMT, 5.00%, 8/1/2021	250,000	251,976
Series 2018C, Rev., 5.00%, 8/1/2021	20,000	20,158
Minnesota Housing Finance Agency, White Oak Estates Series 2019F, Rev., 1.35%, 8/1/2021	115,000	115,078
Minnesota Municipal Power Agency Rev., 5.00%, 10/1/2021	390,000	396,204
Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2023	50,000	54,253
Minnesota State Colleges and Universities Foundation Rev., 4.00%, 10/1/2022	125,000	131,399
Minnetonka Independent School District No. 276
Series E, COP, 3.00%, 10/1/2021	155,000	156,307
Series 2019B, GO, 5.00%, 7/1/2022	25,000	26,284
Series E, COP, 3.00%, 10/1/2022	85,000	87,864
Series E, COP, 4.00%, 10/1/2023	115,000	125,097
Northeastern Metropolitan Intermediate School District No. 916 Series 2013A, COP, 4.00%, 2/1/2022	25,000	25,609
Orono Independent School District No. 278 Series 2017A, GO, 4.00%, 2/1/2022	50,000	51,299
Rochester Independent School District No. 535
Series 2020A, GO, 4.00%, 2/1/2022	20,000	20,520
Series 2016C, GO, 5.00%, 2/1/2022	25,000	25,816
Series 2014A, COP, 3.00%, 2/1/2024	25,000	26,095
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series 2013A, GO, 3.00%, 2/1/2022	75,000	76,451
Series 2013B, COP, 3.00%, 2/1/2022	50,000	50,937
Series 2016A, GO, 5.00%, 2/1/2025	35,000	40,840

Investments	Principal Amount($)	Value($)
Shakopee Independent School District No. 720 Series 2020D, GO, 5.00%, 2/1/2022	400,000	412,667
Southern Minnesota Municipal Power Agency Series A, Rev., 5.00%, 1/1/2022	25,000	25,678
Southern Minnesota Municipal Power Agency, Capital Appreciation Series 1994A, Rev., NATL-RE, Zero Coupon, 1/1/2022	125,000	124,672
St. Louis Park Independent School District No. 283, School Building Series 2014A, GO, 3.00%, 2/1/2022	25,000	25,475
St. Michael-Albertville Independent School District No. 885, School Building Series 2016A, GO, 5.00%, 2/1/2023	25,000	26,983
St. Paul Independent School District No. 625 Series 2017C, COP, 5.00%, 2/1/2022	25,000	25,799
St. Paul Port Authority, Limited Tax Series 2017-1, 5.00%, 3/1/2022	25,000	25,920
St. Paul Port Authority, State of Minnesota Freeman Office Building
Series 2013-2, Rev., 5.00%, 12/1/2021	765,000	783,694
Series 2013-2, Rev., 5.00%, 12/1/2022	150,000	161,007
State of Minnesota
Series 2014A, Rev., 5.00%, 6/1/2021	75,000	75,000
Series 2012B, Rev., 5.00%, 3/1/2022	420,000	435,519
Series A, Rev., 5.00%, 6/1/2022	35,000	36,722
Series 2014A, Rev., 5.00%, 6/1/2023	25,000	27,425
State of Minnesota, Trunk Highway
Series 2015E, GO, 2.00%, 8/1/2021	50,000	50,158
Series 2014E, GO, 3.00%, 8/1/2021	145,000	145,695
Series 2012B, GO, 5.00%, 8/1/2021	125,000	126,009
Series 2019B, GO, 5.00%, 8/1/2021	70,000	70,565

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series B, GO, 5.00%, 8/1/2021	25,000	25,202
GO, 5.00%, 10/1/2021 (b)	75,000	76,222
Series 2011B, GO, 5.00%, 10/1/2021 (b)	240,000	243,910
Series 2013E, GO, 5.00%, 10/1/2021	75,000	76,221
Series 2014B, GO, 5.00%, 8/1/2022	60,000	63,433
Series 2018B, GO, 5.00%, 8/1/2022	40,000	42,288
Series 2018B, GO, 5.00%, 8/1/2023	25,000	27,628
State of Minnesota, Various Purpose
GO, 5.00%, 8/1/2021	50,000	50,404
Series 2009F, GO, 5.00%, 8/1/2021	75,000	75,605
Series 2016A, GO, 5.00%, 8/1/2021	390,000	393,148
Series 2018A, GO, 5.00%, 8/1/2021	145,000	146,170
Series 2011A, GO, 5.00%, 10/1/2021 (b)	40,000	40,652
Series 2013D, GO, 5.00%, 10/1/2021	35,000	35,570
Series 2013F, GO, 5.00%, 10/1/2021	285,000	289,640
Series 2014A, GO, 5.00%, 8/1/2022	95,000	100,436
Series 2015A, GO, 5.00%, 8/1/2022	20,000	21,144
Series 2016D, GO, 5.00%, 8/1/2022	70,000	74,005
Series 2019D, GO, 5.00%, 8/1/2022	25,000	26,430
Series 2013D, GO, 5.00%, 10/1/2022	60,000	63,919
Series 2017D, GO, 5.00%, 10/1/2022	55,000	58,592
Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,933
Tri-City United Public Schools Independent School District No. 2905, School Building Series 2018A, GO, 4.00%, 2/1/2025	235,000	265,097
University of Minnesota
Series 2011D, Rev., 5.00%, 12/1/2021 (b)	50,000	51,225
Series 2017B, Rev., 5.00%, 12/1/2021	280,000	286,843

Investments	Principal Amount($)	Value($)
Series 2013A, Rev., 5.00%, 2/1/2022	25,000	25,817
University of Minnesota, Special Purpose, State Supported Stadium Debt Rev., 5.00%, 8/1/2021	40,000	40,322
Waterville-Elysian-Morristown Independent School District No. 2143, School Building Series 2019A, GO, 5.00%, 2/1/2025	150,000	174,789
White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2022	30,000	30,780

Total Minnesota		17,599,011

Mississippi — 0.4%
Alcorn State University Educational Building Corp. (The), Refinancing Project Rev., 3.00%, 9/1/2022	100,000	103,430
City of Ridgeland
GO, 4.00%, 8/1/2021	100,000	100,625
GO, 4.00%, 8/1/2024	25,000	27,858
City of Southaven, Combined Water and Sewer System Rev., 5.00%, 2/1/2022	25,000	25,792
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	58,934
County of DeSoto GO, 5.00%, 7/1/2022	95,000	99,933
County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	54,472
Harrison County School District GO, 4.00%, 6/1/2021	115,000	115,000
Jackson State University Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	150,000	162,043
Madison County School District GO, 5.00%, 3/1/2024	25,000	28,164
Mississippi Business Finance Corp., Power Company Project Rev., 2.75%, 12/9/2021 (c)	100,000	101,214
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Bonds Project Rev., 5.00%, 8/1/2026	35,000	42,196

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	110,000	129,043
Mississippi Development Bank, Desoto Co. Highway Construction Rev., 5.00%, 1/1/2022	75,000	77,077
Mississippi Development Bank, East Mississippi Community College District Capital Improvement Project Rev., 5.00%, 1/1/2022	50,000	51,385
Mississippi Development Bank, Gulfport School District Bond Project Rev., 5.00%, 4/1/2022	25,000	25,980
Mississippi Development Bank, Hinds Community College Rev., AGM, 3.00%, 10/1/2021	250,000	252,242
Mississippi Development Bank, Jackson Public School District Bond Project Rev., 5.00%, 10/1/2021	275,000	279,235
Mississippi Development Bank, Jackson Sales Tax Infrastructure Project Rev., 5.00%, 9/1/2021	200,000	202,192
Mississippi Development Bank, Madison County Highway Project Series 2013C, Rev., 5.00%, 1/1/2022	40,000	41,108
Mississippi Development Bank, Marshall County Industrial Development Authority Rev., 5.00%, 1/1/2022 (b)	175,000	180,007
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2021	545,000	545,000
Rev., 5.00%, 6/1/2022	315,000	330,108
Rev., 5.00%, 6/1/2023	60,000	65,693
Rev., 5.00%, 6/1/2024	30,000	34,164
Mississippi Development Bank, Special Obligation, Tupelo Project Rev., 5.00%, 11/1/2022	30,000	32,036
Mississippi Development Bank, Starkville Parks and Recreation Bond Project Series 2020B, Rev., 3.00%, 3/1/2022	40,000	40,813

Investments	Principal Amount($)	Value($)
Mississippi Home Corp., Single Family Mortgage Series A, Rev., GNMA/FNMA/FHLMC COLL, 1.80%, 12/1/2022	30,000	30,642
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services
Series 2020-I, Rev., 5.00%, 10/1/2021	995,000	1,010,794
Rev., 5.00%, 10/1/2023	155,000	171,481
Series 2020-I, Rev., 5.00%, 10/1/2025	140,000	165,470
Mississippi State University Educational Building Corp., Campus Improvement Project Rev., 5.00%, 11/1/2021	25,000	25,509
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project
Series 2014A, Rev., 5.00%, 8/1/2021	135,000	136,087
Rev., 4.00%, 8/1/2022	100,000	104,271
Series 2014A, Rev., 5.00%, 8/1/2023	50,000	55,119
Rankin County School District, Limited Tax GO, 3.00%, 8/1/2023	75,000	75,146
State of Mississippi
Series 2015C, GO, 5.00%, 10/1/2021	20,000	20,325
Series 2009F, GO, 5.25%, 10/1/2021	75,000	76,281
Series 2012F, GO, 5.00%, 11/1/2021	30,000	30,610
Series A, GO, 5.25%, 11/1/2021	165,000	168,527
Series 2012H, GO, 4.00%, 12/1/2021	250,000	254,867
Series 2015C, GO, 5.00%, 10/1/2022	65,000	69,236
Series 2012F, GO, 4.00%, 11/1/2022	55,000	58,037
Series 2012F, GO, 5.00%, 11/1/2022 (b)	25,000	26,730
State of Mississippi, Gaming Tax Series 2015E, Rev., 5.00%, 10/15/2021	25,000	25,388
State of Mississippi, Nissan North America Project Series 2012B, GO, 5.00%, 11/1/2021	35,000	35,712

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Mississippi Educational Building Corp., Campus Improvement Project Series 2015A, Rev., 3.00%, 11/1/2021	50,000	50,593
University of Mississippi Educational Building Corp., Refinancing Project
Rev., 3.00%, 10/1/2022	195,000	202,391
Series 2016A, Rev., 5.00%, 10/1/2022	30,000	31,935
Rev., 5.00%, 10/1/2023	270,000	298,976
Rev., 5.00%, 10/1/2024	195,000	224,055
University of Southern Mississippi (The), Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	52,221
Vicksburg Warren School District, Limited Tax GO, 5.00%, 3/1/2022	35,000	36,220

Total Mississippi		6,642,367

Missouri — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tax
Series 2013A, Rev., 5.00%, 10/1/2021	215,000	218,376
Series 2013A, Rev., 5.00%, 10/1/2022	205,000	217,905
Cape Girardeau County Industrial Development Authority, Health Care Facilities
Series 2013A, Rev., 5.00%, 6/1/2021	400,000	400,000
Series 2013A, Rev., 5.00%, 6/1/2033	225,000	235,661
Series 2013A, Rev., 4.00%, 6/1/2043	235,000	243,796
Cape Girardeau School District No. 63, Refunding & Improvement GO, 4.00%, 3/1/2025	25,000	28,306
City of Brentwood COP, 3.00%, 10/1/2022	70,000	72,520
City of Chesterfield COP, 5.00%, 12/1/2023	25,000	27,942
City of Columbia, Water and Electric System Rev., 5.00%, 10/1/2021	170,000	172,704
City of Kansas City
Series 2019A, Rev., 5.00%, 12/1/2021	20,000	20,485
Series 2012A, GO, 4.00%, 2/1/2022	80,000	82,063

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., 4.00%, 12/1/2022	35,000	37,023
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	42,910
Series 2012A, GO, 4.50%, 2/1/2024	150,000	154,199
City of Kansas City, Special Obligation
Series 2013B, Rev., 3.25%, 8/1/2022 (b)	150,000	155,352
Series 2013B, Rev., 5.00%, 8/1/2022	45,000	47,509
Series 2017C, Rev., 5.00%, 9/1/2022	55,000	58,284
Series B, Rev., 5.00%, 9/1/2022	40,000	42,388
Series E, Rev., Zero Coupon, 2/1/2024	275,000	266,825
City of Kansas, Sanitary Sewer System
Series 2016A, Rev., 4.00%, 1/1/2022	25,000	25,564
Series 2011A, Rev., 5.00%, 1/1/2022	225,000	225,793
Series 2018A, Rev., 5.00%, 1/1/2022	25,000	25,709
City of Kirkwood COP, 3.00%, 9/1/2023	105,000	110,999
City of Sedalia COP, 3.00%, 9/15/2022	25,000	25,713
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2021	40,000	40,322
COP, 5.00%, 12/1/2021	105,000	107,566
Rev., 5.00%, 8/1/2022	155,000	163,850
Rev., 5.00%, 8/1/2023	25,000	27,576
City of Springfield, Special Obligation Series 2016A, Rev., 2.00%, 5/1/2022	45,000	45,564
City of St. Charles
Series 2020B, COP, 4.00%, 2/1/2022	25,000	25,626
COP, 4.00%, 4/1/2022	55,000	56,746
COP, 5.00%, 4/1/2023	150,000	162,894
City of St. Peters COP, 4.00%, 5/1/2023	170,000	182,058
County of Clay
Series 2018A, COP, 4.00%, 5/1/2022	40,000	41,393
Series 2018A, COP, 4.00%, 5/1/2024	30,000	33,068
County of Jackson, Harry S. Truman Sports Complex Project
Rev., 5.00%, 12/1/2021	200,000	204,227
Rev., 5.00%, 12/1/2024	180,000	204,313

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Jackson, Truman Medical Center Project Series 2011B, Rev., 4.50%, 12/1/2025	100,000	101,876
Curators of the University of Missouri (The), System Facilities Bonds
Rev., 5.00%, 11/1/2021 (b)	25,000	25,510
Series 2014A, Rev., 5.00%, 11/1/2021 (b)	35,000	35,714
Series 2014A, Rev., 5.00%, 11/1/2022 (b)	55,000	58,807
Eureka Fire Protection District GO, 4.00%, 3/1/2022	70,000	72,026
Florissant Valley Fire Protection District GO, 3.00%, 3/1/2022	25,000	25,537
Fort Zumwalt School District, Missouri Direct Deposit Program GO, Zero Coupon, 3/1/2022	200,000	199,503
Health and Educational Facilities Authority of the State of Missouri, Bethesda Health Group, Inc. Rev., 3.00%, 8/1/2021	145,000	145,629
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ: BJC Health System, 0.03%, 6/9/2021 (c)	810,000	810,000
Rev., 5.00%, 1/1/2022	175,000	179,961
Rev., 5.00%, 1/1/2023	105,000	113,058
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Series 2013A, Rev., 5.00%, 11/15/2022	75,000	80,149
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2026	130,000	157,726
Health and Educational Facilities Authority of the State of Missouri, Mosaic Health System Series 2019A, Rev., 5.00%, 2/15/2022	75,000	77,530
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care
Series 2014A, Rev., 5.00%, 6/1/2021	50,000	50,000
Series 2014A, Rev., 5.00%, 6/1/2025	25,000	28,349

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, St. Lukes Episcopal, Presbyterian Hospitals Rev., 4.00%, 12/1/2021 (b)	150,000	152,816
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2021	180,000	183,914
Rev., 5.00%, 11/15/2023	175,000	194,838
Health and Educational Facilities Authority of the State of Missouri, The Children’s Mercy Hospital Rev., 5.00%, 5/15/2022	130,000	135,945
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2021	230,000	232,098
Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	25,000	26,695
Jackson County Reorganized School District No. 7, Lee’s Summit R-7 GO, 3.00%, 3/1/2025	250,000	254,696
Kirkwood School District Educational Facilities Authority, Leasehold Rev., 3.00%, 2/15/2022	25,000	25,512
Ladue School District GO, 4.00%, 3/1/2022	25,000	25,727
Metropolitan St. Louis Sewer District, Wastewater System
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	60,000	62,696
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	30,000	31,348
Series 2013B, Rev., 5.00%, 5/1/2022	50,000	52,250
Missouri Highway and Transportation Commission, First Lien Series 2014A, Rev., 5.00%, 5/1/2022	180,000	188,083
Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 2/1/2022	25,000	25,816
Missouri Highway and Transportation Commission, Third Lien Series 2019B, Rev., 5.00%, 11/1/2021	300,000	306,102

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Missouri Joint Municipal Electric Utility Commission Power Supply System, Mopep Facilities Rev., 5.00%, 12/1/2021	50,000	51,181
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project
Series 2014A, Rev., 5.00%, 1/1/2022	690,000	709,111
Series 2014A, Rev., 5.00%, 1/1/2023	150,000	161,188
Series 2014A, Rev., 5.00%, 1/1/2024	235,000	262,871
Missouri Joint Municipal Electric Utility Commission, Mopep Facilities Rev., 5.00%, 12/1/2022	300,000	321,168
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2021	560,000	573,229
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,764
Series 2015A, Rev., 5.00%, 6/1/2023	260,000	284,450
Series 2015A, Rev., 5.00%, 12/1/2023	125,000	139,445
Series 2015A, Rev., 5.00%, 6/1/2024	150,000	170,529
Series 2015A, Rev., 5.00%, 6/1/2025	305,000	358,986
Missouri State Board of Public Buildings
Series 2014A, Rev., 5.00%, 10/1/2021	50,000	50,812
Series 2016A, Rev., 4.00%, 4/1/2022	25,000	25,815
Series 2015B, Rev., 5.00%, 4/1/2022	55,000	57,249
Series 2017A, Rev., 5.00%, 4/1/2022	40,000	41,636
Series 2014A, Rev., 5.00%, 10/1/2022	110,000	117,169
Series 2015B, Rev., 5.00%, 4/1/2024	100,000	113,408
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water
Rev., 5.00%, 7/1/2021	20,000	20,079
Rev., 4.00%, 1/1/2022	25,000	25,571
Rev., 5.00%, 1/1/2022 (b)	50,000	51,430
Series 2020A, Rev., 5.00%, 1/1/2023	25,000	26,927
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	66,064

Investments	Principal Amount($)	Value($)
Park Hill School District of Platte County, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2022	50,000	51,836
GO, 5.00%, 3/1/2023	40,000	43,410
Plaza at Noah’s Ark Community Improvement District
Rev., 3.00%, 5/1/2022 (e)	125,000	126,279
Rev., 3.00%, 5/1/2023 (e)	150,000	152,970
Poplar Bluff R-I School District COP, AGM, 5.00%, 3/1/2022	30,000	31,058
Republic School District No. R-3, Missouri Direct Deposit Program GO, 4.00%, 3/1/2022	25,000	25,731
Rock Township Ambulance District GO, 4.00%, 3/1/2022	25,000	25,716
School of the Osage Series C, GO, 5.00%, 3/1/2022	25,000	25,918
Shelby County School District No. R-IV, Rural Education COP, 3.00%, 4/15/2022	60,000	61,367
St. Charles Community College GO, 3.00%, 2/15/2022	120,000	122,416
St. Charles County Public Water Supply District No. 2
Series 2016B, COP, 5.00%, 12/1/2021	480,000	491,437
COP, 5.00%, 12/1/2022	35,000	37,442
St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,095
St. Louis Regional Convention and Sports Complex Authority, Convention and Sports Facilities Series 2013B, Rev., 5.00%, 8/15/2021	80,000	80,794

Total Missouri		13,274,691

Montana — 0.3%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 4.00%, 7/1/2021	25,000	25,076
City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,080

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Missoula, Limited Tax Series 2016A, GO, 4.00%, 7/1/2021	50,000	50,158
Gallatin County High School District No. 44 Belgrade GO, 4.00%, 6/1/2021	50,000	50,000
Gallatin County High School District No. 7 Bozeman GO, 4.00%, 6/1/2022	25,000	25,963
Gallatin County School District No. 44 Belgrade, School Building GO, 4.00%, 6/1/2021	50,000	50,000
Lewis & Clark County K-12 School District No. 9, East Helena School Building GO, 3.00%, 7/1/2021	25,000	25,056
Montana Facility Finance Authority, Billings Clinic Obligated Group Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 0.58%, 6/10/2021 (d)	5,135,000	5,142,595
Montana Facility Finance Authority, SCL Health System Series 2019A, Rev., 5.00%, 1/1/2022	50,000	51,409
Montana State Board of Regents, Montana State University Series 2017D, Rev., 5.00%, 11/15/2022	50,000	53,447
State of Montana Series 2020C, GO, 5.00%, 8/1/2021	40,000	40,322
Yellowstone County School District No. 2 Billings, School Building GO, 5.00%, 6/15/2022	45,000	47,241

Total Montana		5,596,347

Nebraska — 0.7%
Central Plains Energy Project Rev., LIQ: Royal Bank of Canada, 4.00%, 8/1/2023	200,000	216,070
Central Plains Energy Project, Gas Project No. 1 Series 2007A, Rev., 5.25%, 12/1/2021	25,000	25,622
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	255,000	282,706
City of Columbus, Sales Tax Rev., 5.00%, 9/15/2021	50,000	50,666
City of Fremont, Combined Utility System Rev., 3.00%, 10/15/2021	65,000	65,688

Investments	Principal Amount($)	Value($)
City of Lincoln Rev., 3.00%, 8/15/2022	25,000	25,874
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2021	230,000	232,795
Rev., 5.00%, 9/1/2022	140,000	148,559
City of Lincoln, Sanitary Sewer
Rev., 4.00%, 6/15/2021	30,000	30,042
Rev., 4.00%, 6/15/2022	35,000	36,419
City of Lincoln, Solid Waste Management Rev., 4.00%, 8/1/2021	40,000	40,257
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	42,818
City of Omaha
Series 2012B, GO, 3.00%, 11/15/2021	40,000	40,528
Series 2014B, GO, 5.00%, 11/15/2022	75,000	80,342
City of Omaha, Convention Center GO, 5.25%, 4/1/2022	35,000	36,504
City of Omaha, Sanitary Sewerage System
Rev., 5.00%, 11/15/2021 (b)	225,000	230,016
Series 2020A, Rev., 4.00%, 4/1/2022	20,000	20,652
Rev., 3.25%, 11/15/2022 (b)	25,000	26,132
Rev., 4.00%, 11/15/2022 (b)	30,000	31,698
Rev., 5.00%, 11/15/2022 (b)	50,000	53,556
City of Omaha, Various Purpose
Series A, GO, 4.00%, 11/15/2021	85,000	86,507
Series 2011A, GO, 5.00%, 11/15/2021 (b)	100,000	102,231
Series 2018A, GO, 5.00%, 1/15/2022	50,000	51,525
City of Papillion, Water System Series 2020A, Rev., 2.00%, 12/15/2021	25,000	25,250
County of Douglas, Creighton University Projects Rev., 5.00%, 7/1/2022	140,000	146,956
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group Series 2020A, Rev., 5.00%, 11/15/2021	50,000	51,087
Douglas County School District No. 17, Millard Public School
Series 2015B, GO, 5.00%, 6/15/2021	115,000	115,204
Series 2015B, GO, 5.00%, 6/15/2022	165,000	173,378

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lincoln County Hospital Authority No. 1 Rev., 4.00%, 11/1/2021 (b)	150,000	152,376
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental Rev., 4.00%, 12/1/2021	35,000	35,681
Metropolitan Community College Area, Fort Omaha Campus Project COP, 5.00%, 3/1/2022	25,000	25,901
Nebraska Cooperative Republican Platte Enhancement Project
Rev., AGM, 4.00%, 5/1/2022 (b)	110,000	113,835
Series 2020A, Rev., 2.00%, 12/15/2022	445,000	455,298
Series 2020A, Rev., 2.00%, 12/15/2023	905,000	937,942
Nebraska Investment Finance Authority, Single Family Housing
Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.45%, 9/1/2021	100,000	100,288
Series 2016A, Rev., 1.60%, 9/1/2021	20,000	20,067
Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.50%, 3/1/2022	25,000	25,199
Series 2019A, Rev., GNMA/FNMA/FHLMC, 1.80%, 3/1/2022	35,000	35,380
Series 2018C, Rev., 2.13%, 9/1/2022	55,000	56,135
Nebraska Public Power District
Series 2014C, Rev., 5.00%, 7/1/2021	150,000	150,580
Rev., 5.00%, 1/1/2022	30,000	30,831
Series 2012A, Rev., 5.00%, 1/1/2022	365,000	375,109
Series 2014A, Rev., 5.00%, 1/1/2022	205,000	210,678
Series 2014A, Rev., 5.00%, 1/1/2022 (b)	50,000	51,416
Series 2017B, Rev., 5.00%, 1/1/2022	85,000	87,354
Series 2019A, Rev., 5.00%, 1/1/2022	175,000	179,847
Rev., 5.00%, 7/1/2022	100,000	102,761
Series 2021A, Rev., 5.00%, 1/1/2023 (e)	1,500,000	1,583,881

Investments	Principal Amount($)	Value($)
Series 2021B, Rev., 5.00%, 1/1/2023 (e)	450,000	475,164
Series A-2, Rev., 5.00%, 1/1/2023	125,000	128,422
Series 2020A, Rev., 0.60%, 7/1/2023 (c)	585,000	588,033
Series 2021A, Rev., 5.00%, 1/1/2025 (e)	525,000	595,659
Series A-1, Rev., 5.00%, 1/1/2025	35,000	40,627
Series 2021A, Rev., 5.00%, 1/1/2027 (e)	400,000	480,644
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	27,367
Omaha Public Power District Series 2012A, Rev., 5.00%, 2/1/2022 (b)	45,000	46,472
Omaha Public Power District Nebraska City Station Unit 2 Series 2016A, Rev., 5.00%, 2/1/2022	40,000	41,278
Omaha Public Power District, Electric System
Series 2015B, Rev., 4.00%, 2/1/2022	65,000	66,671
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	25,000	25,818
Series A, Rev., 5.00%, 2/1/2022 (b)	25,000	25,818
Series B, Rev., 5.00%, 2/1/2025	125,000	143,284
Omaha-Douglas Public Building Commission GO, 5.00%, 5/1/2022 (b)	30,000	31,348
Papillion-La Vista School District No. 27
GO, 2.00%, 12/1/2021	45,000	45,408
Series 2019B, GO, 3.00%, 12/1/2022	25,000	26,041
Series 2020B, GO, 4.00%, 12/1/2023	35,000	38,221
Papio-Missouri River Natural Resource District, Nebraska Flood Protection and Water Quality Enhancement GO, 5.00%, 6/15/2022 (b)	30,000	31,525
Public Power Generation Agency, Whelan Energy Center Unit 2 Rev., 5.00%, 1/1/2022	125,000	128,388

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Scotts Bluff County School District No. 16, Gering Public Schools GO, 5.00%, 5/30/2022 (b)	20,000	20,968
Southern Public Power District Rev., 4.00%, 12/15/2021	260,000	265,400
State of Nebraska
Series 2020A, COP, 2.00%, 9/1/2021	400,000	401,775
Series 2017C, COP, 4.00%, 11/1/2021	25,000	25,392
University of Nebraska Facilities Corp. Rev., 5.00%, 7/15/2022	20,000	21,103
University of Nebraska Facilities Corp., University System Facilities, Tax Exempt Series 2019B, Rev., 4.00%, 10/1/2022	35,000	36,825
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2021	240,000	246,350
University of Nebraska, Kearney Student Housing Project Rev., 3.00%, 7/1/2022 (b)	25,000	25,774
University of Nebraska, Lincoln Student Fees and Facilities Rev., 5.00%, 1/1/2022 (b)	210,000	216,008
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	65,274
West Haymarket Joint Public Agency Facility GO, 5.00%, 12/15/2021 (b)	50,000	51,321

Total Nebraska		11,562,019

Nevada — 0.7%
City of Henderson, Sewer
GO, 5.00%, 6/1/2021	30,000	30,000
Series 2012A, GO, 5.00%, 6/1/2023	25,000	26,791
City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	143,647
City of Las Vegas, Limited Tax
Series 2014A, GO, 5.00%, 5/1/2022	85,000	88,817
Series 2019C, GO, 5.00%, 6/1/2022	50,000	52,450
Clark County School District, Limited Tax
Series 2012A, GO, 5.00%, 6/15/2021	165,000	165,286
Series 2015D, GO, 5.00%, 6/15/2021	25,000	25,044

Investments	Principal Amount($)	Value($)
Series 2016A, GO, 5.00%, 6/15/2022	60,000	62,982
Series 2017A, GO, 5.00%, 6/15/2022	240,000	251,929
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	101,294
Clark County Water Reclamation District, Limited Tax GO, 5.00%, 7/1/2023	20,000	21,995
County of Clark, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	145,000	145,567
County of Clark, Department of Aviation, Nevada Airport System, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	270,000	284,050
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Rev., 5.00%, 7/1/2021	125,000	125,487
Series 2019D, Rev., 5.00%, 7/1/2023	760,000	835,129
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	457,042
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	47,317
Series A-2, Rev., 5.00%, 7/1/2025	75,000	85,621
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	140,000	153,840
County of Clark, Flood Control, Limited Tax
GO, 5.00%, 11/1/2021	50,000	51,015
GO, 5.00%, 11/1/2022	265,000	283,338
GO, 5.00%, 11/1/2023	25,000	27,869
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2025	710,000	840,830
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax
GO, 4.00%, 7/1/2021	80,000	80,252
Series 2017C, GO, 5.00%, 7/1/2021	100,000	100,395
GO, 5.00%, 7/1/2023	20,000	21,995

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Clark, Limited Tax
Series 2016B, GO, 5.00%, 11/1/2021	115,000	117,335
Series 2016A, GO, 5.00%, 11/1/2022	35,000	37,422
Series 2016B, GO, 5.00%, 11/1/2022	455,000	486,486
Series 2016B, GO, 5.00%, 11/1/2023	25,000	27,869
Series 2016B, GO, 5.00%, 11/1/2024	45,000	52,053
County of Clark, Limited Tax, Lending Project Series 2016A, GO, 5.00%, 11/1/2021	325,000	331,597
County of Clark, Motor Vehicle Fuel Tax
Rev., 5.00%, 7/1/2021	50,000	50,196
Rev., 5.00%, 7/1/2023	20,000	21,995
County of Clark, Nevada Highway, Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2023	90,000	98,976
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	29,003
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Rev., 5.00%, 7/1/2021	450,000	451,752
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2021	100,000	100,000
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2025	35,000	41,957
Series 2019B, GO, 5.00%, 6/1/2026	300,000	365,303
County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2022	35,000	36,120
County of Washoe, Limited Tax
Series 2012B, GO, 3.00%, 3/1/2023	125,000	127,617
Series 2012B, GO, 3.00%, 3/1/2025	335,000	341,521

Investments	Principal Amount($)	Value($)
County of Washoe, Limited Tax, Various Purpose Series 2012A, GO, 3.00%, 3/1/2024	50,000	51,020
County of Washoe, Reno-Sparks Convention and Visitors Authority, Limited Tax GO, 5.00%, 7/1/2021 (b)	110,000	110,432
Las Vegas Valley Water District
Series 2011D, GO, 5.00%, 6/1/2021	20,000	20,000
Series 2015A, GO, 5.00%, 6/1/2021	95,000	95,000
Series 2016A, GO, 5.00%, 6/1/2021	200,000	200,000
Series 2017B, GO, 5.00%, 6/1/2021	40,000	40,000
Series 2018A, GO, 5.00%, 6/1/2021	190,000	190,000
Series 2019A, GO, 5.00%, 6/1/2021	150,000	150,000
Series 2015B, GO, 5.00%, 12/1/2021	145,000	148,529
Series 2012B, GO, 5.00%, 6/1/2022	175,000	183,538
Series 2015A, GO, 5.00%, 6/1/2022	275,000	288,417
Series 2017A, GO, 5.00%, 6/1/2022	210,000	220,245
Series 2018B, GO, 5.00%, 6/1/2022	175,000	183,538
Series 2016A, GO, 5.00%, 6/1/2023	45,000	49,355
Series 2012B, GO, 5.00%, 6/1/2025	385,000	403,188
Lyon County School District, Limited Tax Series 2017A, GO, PSF-GTD, 5.00%, 6/1/2021	25,000	25,000
Nevada System of Higher Education
Series 2013A, Rev., 5.00%, 7/1/2021	85,000	85,329
Rev., 4.00%, 7/1/2022	140,000	145,759
Series 2013B, Rev., 5.00%, 7/1/2022	20,000	21,039
Rev., 5.00%, 7/1/2023	25,000	27,411
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2021	520,000	532,707
Series 2020B, Rev., 5.00%, 12/1/2021	30,000	30,733
Series 2020A, Rev., 5.00%, 12/1/2022	35,000	37,563

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Nevada, Capital Improvement and Cultural Affairs
Series 2011A, GO, 5.00%, 8/1/2021	60,000	60,483
Series 2012B, GO, 5.00%, 8/1/2021	50,000	50,403
Series 2013D-1, GO, 5.00%, 3/1/2022	280,000	290,281
Series 2014A, GO, 5.00%, 4/1/2022	40,000	41,633
GO, 5.00%, 8/1/2022	25,000	26,424
Series 2015B, GO, 5.00%, 11/1/2022	85,000	90,882
Series 2015B, GO, 5.00%, 11/1/2024	25,000	28,965
State of Nevada, Capital Improvement, Limited Tax
Series 2015D, GO, 5.00%, 4/1/2022	45,000	46,837
Series 2017A, GO, 5.00%, 5/1/2022	20,000	20,896
State of Nevada, College Project COP, 5.00%, 6/1/2021	20,000	20,000
State of Nevada, Historic Preservation Series 2018A, GO, 5.00%, 4/1/2022	40,000	41,632
State of Nevada, Municipal Bond Bank Project No. 80, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	325,000	336,163
State of Nevada, Natural Resources, Limited Tax
Series 2012-C, GO, 5.00%, 8/1/2021	85,000	85,685
Series 2012C, GO, 5.00%, 8/1/2022	35,000	36,994
Series 2015C, GO, 5.00%, 11/1/2022	25,000	26,730
State of Nevada, Open Space Parks and Natural Resources, Limited Tax Series 2012-D, GO, 5.00%, 6/1/2022	50,000	52,445
State of Nevada, Parks and Natural Resources GO, 5.00%, 6/1/2021	25,000	25,000
State of Nevada, Water Pollution Control GO, 5.00%, 8/1/2022	25,000	26,424
Truckee Meadows Water Authority
Rev., 5.00%, 7/1/2021	20,000	20,079
Series 2015A, Rev., 5.00%, 7/1/2021	20,000	20,079
Rev., 5.00%, 7/1/2022	40,000	42,122

Investments	Principal Amount($)	Value($)
Washoe County School District, Limited Tax Series 2017D, GO, 5.00%, 6/1/2023	175,000	191,604
Washoe County School District, Limited Tax, School Improvement
GO, 5.00%, 6/1/2021 (b)	100,000	100,000
Series 2011-A, GO, 5.00%, 6/1/2021 (b)	40,000	40,000

Total Nevada		12,187,748

New Hampshire — 0.1%
Bedford School District Series 2014A, GO, 5.00%, 7/15/2022	35,000	36,919
City of Concord GO, 4.00%, 7/15/2022	40,000	41,745
City of Dover GO, 3.00%, 6/15/2021	100,000	100,103
City of Keene GO, 4.00%, 11/1/2022	30,000	31,595
City of Manchester Series 2011C, GO, 3.50%, 12/1/2021 (b)	55,000	55,932
City of Nashua GO, 5.00%, 9/15/2022	25,000	26,572
City of Portsmouth Series B, GO, 3.00%, 8/1/2021	50,000	50,237
County of Merrimack
GO, 5.00%, 11/15/2021	25,000	25,557
GO, TAN, 2.00%, 12/30/2021	45,000	45,480
New Hampshire Health and Education Facilities Authority Act, Concord Hospital
Series 2013A, Rev., 4.00%, 10/1/2021	150,000	151,866
Series 2011, Rev., 5.25%, 10/1/2021 (b)	150,000	152,517
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	410,000	430,691
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Rev., 5.00%, 1/1/2023 (b)	40,000	43,055
New Hampshire Health and Education Facilities Authority, University System Rev., 5.00%, 7/1/2021	25,000	25,098

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Hampshire Municipal Bond Bank
Series 2016D, Rev., 4.00%, 8/15/2021	45,000	45,357
Series 2016E, Rev., 4.00%, 8/15/2021	25,000	25,199
Series 2011D, Rev., 5.00%, 8/15/2021	25,000	25,249
Series 2013A, Rev., 5.00%, 8/15/2021	70,000	70,698
Series 2014A, Rev., 5.00%, 8/15/2021	75,000	75,748
Series 2015A, Rev., 5.00%, 8/15/2021	50,000	50,498
Series 2017B, Rev., 5.00%, 8/15/2021	75,000	75,747
Series 2020B, Rev., 5.00%, 8/15/2021	145,000	146,445
Series 2013C, Rev., 5.25%, 8/15/2021	55,000	55,576
Series 2011E, Rev., 3.00%, 1/15/2022	20,000	20,361
Series 2011E, Rev., 4.13%, 1/15/2022 (b)	20,000	20,502
Series 2017A, Rev., 5.00%, 2/15/2022	20,000	20,691
Series 2019A, Rev., 5.00%, 2/15/2022	75,000	77,590
Series 2012C, Rev., 4.00%, 8/15/2022	35,000	36,639
Series 2016D, Rev., 4.00%, 8/15/2022	25,000	26,171
State of New Hampshire
Series 2016B, GO, 5.00%, 6/1/2021	30,000	30,000
Series 2020C, GO, 5.00%, 12/1/2021	115,000	117,822
Series 2011B, GO, 3.50%, 2/1/2022 (b)	25,000	25,564
Series 2011B, GO, 4.00%, 2/1/2022	25,000	25,655
Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,924
Series 2018A, GO, 5.00%, 12/1/2022	25,000	26,842
Town of Londonderry GO, NATL-RE, 4.00%, 7/1/2021	55,000	55,174
Town of Stratham GO, AMBAC, 4.25%, 1/15/2022	25,000	25,621

Total New Hampshire		2,322,440

Investments	Principal Amount($)	Value($)
New Jersey — 9.8%
Bergen County Improvement Authority (The)
Series 2014B, Rev., GTD, 5.00%, 2/15/2022	25,000	25,863
Rev., GTD, 5.00%, 4/1/2022	50,000	52,041
Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 5.00%, 10/15/2021	35,000	35,635
Bergen County Improvement Authority (The), Guaranteed Governmental Loan
Rev., GTD, 5.00%, 8/15/2021	20,000	20,200
Rev., GTD, 5.00%, 10/15/2022	30,000	32,007
Bergen County Improvement Authority (The), Saddle Brook Project
Rev., GTD, 5.00%, 8/1/2022	30,000	31,709
Rev., GTD, 5.00%, 9/1/2022	35,000	37,135
Borough of Allendale GO, BAN, 1.25%, 9/24/2021	500,000	501,678
Borough of Carlstadt GO, BAN, 2.00%, 6/25/2021	8,675,000	8,682,830
Borough of Chatham GO, BAN, 1.25%, 5/20/2022	3,649,000	3,683,598
Borough of Edgewater, General Improvement and Marina Utility GO, 4.00%, 2/15/2022	40,000	41,100
Borough of Florham Park, Water & Sewer Utility GO, BAN, 1.50%, 11/12/2021	2,621,000	2,634,691
Borough of Harrington Park GO, BAN, 1.50%, 5/18/2022	3,830,000	3,874,574
Borough of Hasbrouck Heights, General Improvement GO, 4.00%, 9/15/2021	25,000	25,269
Borough of Hightstown GO, 5.00%, 4/1/2022	50,000	51,955
Borough of Lebanon, General Improvement GO, 4.00%, 2/1/2022	30,000	30,712
Borough of Matawan GO, 2.25%, 6/1/2021	100,000	100,000
Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	25,000	26,037
Borough of Old Tappan GO, BAN, 2.00%, 10/8/2021	1,149,100	1,155,981
Borough of Palisades Park GO, BAN, 1.50%, 3/18/2022	4,268,000	4,309,088
Borough of Point Pleasant, General Improvement GO, 4.00%, 7/15/2022	20,000	20,850

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Borough of Ramsey, Water & Sewer Utilities GO, BAN, 1.25%, 6/3/2022	11,360,000	11,465,103
Borough of Ringwood GO, BAN, 1.50%, 4/8/2022	5,650,223	5,708,405
Borough of Runnemede Series A, GO, BAN, 1.25%, 6/30/2021	2,363,125	2,364,375
Borough of South Plainfield, General Improvement GO, 4.00%, 4/1/2022	100,000	103,208
Borough of South River, General Improvement
GO, 3.00%, 12/1/2022	25,000	26,048
GO, 4.00%, 12/1/2022	40,000	42,275
Borough of Spotswood, Water & Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,734
Borough of Westwood GO, BAN, 1.50%, 12/17/2021	1,074,000	1,080,942
Bridgewater-Raritan Regional School District GO, 4.50%, 5/1/2022	70,000	72,784
Burlington County Bridge Commission
Rev., GTD, 5.00%, 10/1/2021	20,000	20,321
Rev., GTD, 5.00%, 10/1/2022	50,000	53,217
Burlington County Bridge Commission, Governmental Leasing Program
Rev., 5.00%, 10/1/2021	25,000	25,402
Rev., 5.00%, 4/15/2022	25,000	26,057
Burlington County Bridge Commission, Governmental Loan Program
Rev., GTD, 5.00%, 8/1/2021	30,000	30,239
Rev., GTD, 4.00%, 10/15/2021	35,000	35,500
Rev., GTD, 5.00%, 12/1/2021	170,000	174,111
Rev., GTD, 5.00%, 8/1/2022	25,000	26,409
Rev., GTD, 5.00%, 12/1/2022	20,000	21,449
Burlington Township Board of Education GO, 1.75%, 7/15/2022	50,000	50,895
Camden County Improvement Authority (The)
Rev., GTD, 2.13%, 8/15/2021	60,000	60,236
Series 2011A, Rev., GTD, 4.00%, 9/1/2021	95,000	95,896
Series 2012A, Rev., GTD, 5.00%, 9/1/2021	50,000	50,595
Series 2015A, Rev., GTD, 5.00%, 9/1/2021	55,000	55,654

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., GTD, 4.00%, 12/15/2021	225,000	229,599
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	27,411
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	28,694
Camden County Improvement Authority (The), Camden County College Project Rev., GTD, 5.00%, 1/15/2023	50,000	53,853
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2022	75,000	80,386
Camden County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 1/15/2022	315,000	324,408
Camden County Improvement Authority (The), Open Space Preservation Trust Fund
Rev., GTD, 2.25%, 6/1/2021	40,000	40,000
Rev., GTD, 5.00%, 6/1/2023	50,000	52,387
Carlstadt School District GO, 5.00%, 5/1/2022	30,000	31,330
Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	25,000	26,371
City of Brigantine GO, 4.00%, 10/15/2022	25,000	26,239
City of Cape May GO, 3.00%, 7/15/2021	30,000	30,104
City of East Orange, Water Utilities Series B, GO, AGM, 5.00%, 7/15/2021	35,000	35,197
City of Elizabeth GO, AGM, 2.50%, 4/1/2022	25,000	25,491
City of Elizabeth, General Improvement
GO, AGM, 3.00%, 4/1/2022	25,000	25,595
GO, 4.00%, 8/15/2022	50,000	52,311
City of Elizabeth, Improvement and Sewer Utility GO, 3.00%, 4/1/2022	50,000	51,189
City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	26,923
City of Jersey City Series 2021A, GO, BAN, 1.50%, 1/12/2022	35,000	35,294
City of Jersey City, General Improvement Series 2012A-B, GO, AGM, 3.00%, 9/1/2021	50,000	50,340

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of New Brunswick, General Improvement GO, 5.00%, 2/15/2022	50,000	51,730
City of Ocean City, General Improvement GO, 4.00%, 9/15/2023	120,000	130,348
City of Plainfield, General Improvement GO, 4.00%, 8/15/2022	60,000	62,691
City of Rahway
GO, 4.00%, 4/15/2022	25,000	25,806
GO, 4.00%, 8/1/2023	25,000	27,020
City of Ventnor City
GO, BAN, 2.00%, 7/15/2021	12,679,000	12,704,830
GO, 3.00%, 12/1/2021	30,000	30,435
City of Vineland, Electric Utility GO, 5.00%, 7/15/2021	30,000	30,171
Clifton Board of Education GO, 4.00%, 3/1/2022	50,000	51,386
Collingswood School District GO, 4.00%, 6/1/2021	25,000	25,000
County of Atlantic, Vocational School GO, 3.00%, 10/1/2021	95,000	95,861
County of Bergen
GO, 5.00%, 10/15/2021	25,000	25,451
GO, 5.00%, 10/15/2022	65,000	69,331
County of Burlington, General Improvement
Series 2016A-1, GO, 4.00%, 9/1/2021	230,000	232,197
Series 2016A-1, GO, 4.00%, 9/1/2022	75,000	78,593
County of Camden, College GO, 3.00%, 2/1/2022	25,000	25,467
County of Cumberland GO, BAN, 2.00%, 10/7/2021	85,000	85,520
County of Cumberland, General Improvement GO, 4.00%, 8/15/2021	35,000	35,278
County of Essex
Series A, GO, 2.00%, 9/1/2022	25,000	25,591
GO, 3.00%, 8/1/2023	25,000	26,520
County of Essex, Vocational School Bonds Series 2017B, GO, 5.00%, 9/1/2022	35,000	37,135
County of Gloucester
Series 2017B, GO, 3.00%, 10/15/2021	30,000	30,311
GO, 4.00%, 1/15/2022	100,000	102,355

Investments	Principal Amount($)	Value($)
County of Hudson
GO, 5.00%, 9/1/2021	30,000	30,361
GO, 5.00%, 12/1/2021	60,000	61,454
Series B, GO, 5.00%, 7/1/2022	50,000	52,624
GO, 5.00%, 12/1/2022	125,000	133,918
GO, 4.00%, 2/15/2023	50,000	53,252
GO, 5.00%, 12/1/2023	25,000	27,896
County of Mercer, Capital Improvement, Open Space Farmland Preservation Series 2020A, GO, BAN, 2.00%, 6/10/2021	820,000	820,398
County of Mercer, County College GO, 4.00%, 6/1/2022	25,000	25,963
County of Middlesex, Civic Square II Redevelopment Associates LLC
COP, 4.00%, 6/15/2021	60,000	60,083
COP, 4.00%, 6/15/2023	25,000	26,908
County of Middlesex, Civic Square III Redevelopment Associates LLC COP, 4.00%, 6/15/2023	100,000	107,633
County of Middlesex, Civic Square IV Redevelopment Associates LLC
COP, 5.00%, 10/15/2021	45,000	45,798
COP, 5.00%, 10/15/2022	50,000	53,274
County of Middlesex, General Improvement GO, 3.00%, 1/15/2022	50,000	50,900
County of Middlesex, Vocational Technical School GO, 3.00%, 6/1/2022	30,000	30,869
County of Monmouth, Various Purpose Series 2015C, GO, 5.00%, 7/15/2022	30,000	31,645
County of Ocean
Series 2015A, GO, 4.00%, 8/1/2022	25,000	26,134
GO, 5.00%, 8/1/2022	25,000	26,424
County of Ocean, General Improvement GO, 5.00%, 11/1/2021	45,000	45,896
County of Passaic, Consisting of General Improvement and College
GO, 5.00%, 6/15/2021	20,000	20,035
GO, 5.00%, 4/1/2023	25,000	27,207
County of Passaic, Vocational School Series 2018B, GO, 4.00%, 12/1/2024	165,000	185,266
County of Somerset
GO, 3.00%, 8/1/2021	120,000	120,573
GO, 3.00%, 8/1/2022	25,000	25,843

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Somerset, General Improvement Series 2013A/B, GO, 2.50%, 10/1/2022	100,000	103,180
County of Union GO, 3.00%, 3/1/2022	45,000	45,980
County of Union, Vocational Tech School
GO, 5.00%, 3/1/2022	40,000	41,469
GO, 5.00%, 3/1/2023	45,000	48,828
Dover Board of Education
GO, 4.00%, 4/1/2022	50,000	51,540
East Rutherford Board of Education, Promissory Notes GO, 1.25%, 7/15/2021	8,000,000	8,006,913
Essex County Improvement Authority Rev., AMBAC, GTD, 5.25%, 12/15/2021	100,000	102,785
Series 2006, Rev., AMBAC, GTD, 5.25%, 12/15/2021	95,000	97,646
Rev., AMBAC, GTD, 5.25%, 12/15/2022	95,000	102,545
Essex County Improvement Authority, County Guanteed Project Rev., GTD, 5.00%, 10/1/2022	50,000	53,272
Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2021	20,000	20,028
GO, 4.00%, 6/15/2022	80,000	83,234
Franklin Township Board of Education GO, 3.00%, 2/1/2022	40,000	40,769
Freehold Township Board of Education GO, 5.00%, 7/15/2023	25,000	26,344
Garden State Preservation Trust
Series 2012A, Rev., 4.00%, 11/1/2021	130,000	131,560
Series 2005C, Rev., AGM, 5.25%, 11/1/2021	120,000	122,535
Gloucester County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 4/1/2022	25,000	26,020
Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	37,560
Gloucester County Improvement Authority (The), Shady Lane Nursing Home Project Rev., GTD, 4.00%, 12/1/2022	480,000	505,292

Investments	Principal Amount($)	Value($)
Green Brook Township School District GO, 3.50%, 5/15/2023	80,000	82,501
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	39,190
Hammonton School District GO, 3.00%, 8/1/2021	40,000	40,164
Highland Park School District GO, 4.50%, 3/1/2022 (b)	35,000	36,128
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	27,395
Hudson County Improvement Authority Series 2006A-1, Rev., GTD, NATL-RE, Zero Coupon, 12/15/2022	75,000	74,569
Hudson County Improvement Authority, Guttenberg Project Rev., GTD, 5.00%, 8/1/2023	50,000	55,107
Hudson County Improvement Authority, Vocational - Technical School Project
Rev., 5.00%, 5/1/2023	140,000	152,685
Rev., 5.00%, 5/1/2024	65,000	73,709
Jackson Township School District GO, 5.00%, 6/15/2025	50,000	58,707
Lenape Regional High School District GO, 5.00%, 3/15/2023	20,000	21,671
Leonia Board of Education GO, 4.00%, 7/15/2022	140,000	146,028
Lindenwold Boro School District GO, 4.00%, 6/1/2021	75,000	75,000
Livingston Township School District GO, 5.00%, 7/15/2021	80,000	80,469
Logan Township School District GO, 2.00%, 3/15/2022	30,000	30,447
Lumberton Township School District GO, 2.00%, 7/15/2022	60,000	61,160
Lyndhurst Township School District GO, 4.00%, 7/1/2021	100,000	100,295
Medford Township Board of Education GO, 5.00%, 3/1/2022	120,000	124,388
Metuchen School District GO, 4.00%, 8/15/2021	20,000	20,157
Middlesex County Improvement Authority, Capital Equipment and Improvement
Rev., GTD, 3.00%, 9/1/2021	20,000	20,144
Rev., GTD, 4.00%, 9/15/2021	175,000	176,961
Rev., GTD, 4.00%, 10/15/2021	20,000	20,289
Rev., GTD, 2.00%, 9/15/2022	125,000	128,042

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Middlesex County Improvement Authority, Educational Services Commission of New Jersey Project Rev., GTD, 5.00%, 7/15/2022	25,000	26,371
Millburn Township Board of Education GO, 3.50%, 8/1/2022	30,000	31,186
Millstone Township School District GO, 4.00%, 7/15/2022	85,000	88,562
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Series 2018B, Rev., 5.00%, 7/15/2021	20,000	20,118
Series 2017B, Rev., GTD, 5.00%, 7/15/2022	30,000	31,655
Series 2016B, Rev., GTD, 4.00%, 8/1/2022	35,000	36,600
Rev., GTD, 5.00%, 12/1/2022	145,000	155,686
Series 2019B, Rev., GTD, 5.00%, 12/1/2022	25,000	26,842
Monroe Township Board of Education
GO, 4.00%, 8/1/2021	75,000	75,475
GO, 5.00%, 3/1/2022	105,000	108,815
GO, 4.00%, 8/1/2022	95,000	99,251
Montgomery Township Board of Education GO, 5.00%, 4/1/2022	60,000	62,444
Morris County Improvement Authority Series 2012A, Rev., GTD, 3.00%, 2/1/2022 (b)	40,000	40,770
Morris County Improvement Authority, Guaranteed Authority Pooled Program Rev., GTD, 5.00%, 8/15/2021(b)	25,000	25,250
Morris County Improvement Authority, Guaranteed Loan Lincoln Park Refunding Project Rev., GTD, 4.00%, 3/15/2022	25,000	25,763
Morris County Improvement Authority, Morris Hills Regional District Project Rev., GTD, 5.00%, 10/1/2022 (b)	35,000	37,280
Morris County Improvement Authority, Rockaway Borough Board of Education Project Rev., GTD, 5.00%, 12/1/2022	100,000	107,275
Mount Olive Township Board of Education
GO, 4.00%, 7/15/2021	25,000	25,116

Investments	Principal Amount($)	Value($)
GO, 4.00%, 7/15/2022	30,000	31,302
Mountain Lakes School District GO, 5.00%, 1/15/2022	25,000	25,759
Mountainside School District GO, 3.00%, 8/15/2022	30,000	31,037
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70,000	70,788
Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350,000	369,809
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335,000	368,549
New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2021	240,000	240,412
New Jersey Economic Development Authority, College Avenue Redevelopment Project Rev., 5.00%, 6/15/2023 (b)	175,000	192,135
New Jersey Economic Development Authority, Motor Vehicle Surcharge Series 2004A, Rev., NATL-RE, Zero Coupon, 7/1/2021	385,000	384,844
New Jersey Economic Development Authority, Rutgers University Rev., 5.00%, 6/15/2022	70,000	73,487
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	725,000	726,244
Series 2011GG, Rev., 5.00%, 9/1/2021	125,000	125,346
Series 2012-II, Rev., 5.00%, 3/1/2022	275,000	284,780
Series 2013NN, Rev., 5.00%, 3/1/2022	95,000	98,378
Rev., 5.00%, 6/15/2022	100,000	104,917
Rev., 5.00%, 6/15/2023	110,000	120,629
Series 2012-II, Rev., 3.00%, 3/1/2024	140,000	142,638
Series NN, Rev., 5.00%, 3/1/2024	30,000	32,465
Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,603,213
Series 2012-II, Rev., 5.00%, 3/1/2025	200,000	207,052
Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	90,704

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2021	100,000	101,175
New Jersey Educational Facilities Authority, College of New Jersey Rev., 5.00%, 7/1/2022 (b)	225,000	236,904
New Jersey Educational Facilities Authority, Montclair State University Series 2014A, Rev., 5.00%, 7/1/2021	270,000	271,002
New Jersey Educational Facilities Authority, Princeton University
Series 2011B, Rev., 3.10%, 7/1/2021	50,000	50,121
Series 2015D, Rev., 5.00%, 7/1/2021	30,000	30,119
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp.
Rev., 5.00%, 7/1/2021	140,000	140,548
Rev., 5.00%, 7/1/2022	515,000	542,031
Rev., 5.00%, 7/1/2025	125,000	145,604
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	800,000	911,719
Rev., 5.00%, 7/1/2026 (c)	120,000	145,569
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Series 2017A, Rev., 5.00%, 7/1/2021	290,000	291,134
Rev., 5.00%, 7/1/2022	585,000	615,639
Rev., 5.00%, 7/1/2023	20,000	21,995
Series 2017A, Rev., 5.00%, 7/1/2025	190,000	224,757
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Rev., 2.00%, 7/1/2022	350,000	356,616
New Jersey Health Care Facilities Financing Authority, Kennedy Health System Rev., 5.00%, 7/1/2021 (b)	250,000	250,972
New Jersey Health Care Facilities Financing Authority, Meredian Health System Rev., 5.00%, 7/1/2024	355,000	373,076
New Jersey Health Care Facilities Financing Authority, Meridian Health System Obligated Group Issue
Rev., 5.00%, 7/1/2021	75,000	75,295

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 7/1/2023	20,000	21,025
New Jersey Health Care Facilities Financing Authority, Palisadas Medical Center Rev., 4.20%, 7/1/2021 (b)	160,000	160,526
New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Rev., 5.00%, 7/1/2021	225,000	225,878
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue
Series 2011A, Rev., 5.63%, 7/1/2021 (b)	250,000	251,108
Series 2012A, Rev., 5.00%, 7/1/2022	380,000	399,860
Series 2016A, Rev., 5.00%, 7/1/2022	150,000	157,840
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	105,159
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	100,000	117,806
New Jersey Health Care Facilities Financing Authority, Valley Health System
Rev., 4.00%, 7/1/2021	560,000	561,697
Rev., 5.00%, 7/1/2023	215,000	236,112
Rev., 5.00%, 7/1/2024	200,000	228,057
Rev., 5.00%, 7/1/2026	135,000	155,422
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	42,829
Series A, Rev., 5.00%, 12/1/2024	40,000	46,148
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	300,000	303,183
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2016A-R, Rev., GTD, 4.00%, 9/1/2021	75,000	75,728
Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2021	65,000	65,631
Series 2007-C, Rev., 5.00%, 9/1/2021	130,000	131,583
Series 2016A-R2, Rev., GTD, 5.00%, 9/1/2021	35,000	35,426

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020A-1, Rev., 5.00%, 9/1/2021	25,000	25,303
Series 2007-A, Rev., 5.25%, 9/1/2021	30,000	30,384
Series 2020A-R1, Rev., 3.00%, 9/1/2022	60,000	62,165
Series 2012A-R, Rev., GTD, 4.00%, 9/1/2022	225,000	235,981
Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2022	95,000	99,636
Series 2007A, Rev., GTD, 5.00%, 9/1/2022	70,000	74,289
Series 2014A, Rev., GTD, 5.00%, 9/1/2022	25,000	26,532
Series 2016A-1, Rev., GTD, 5.00%, 9/1/2022	35,000	37,144
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	42,555
Series 2012A-R, Rev., GTD, 4.00%, 9/1/2023	75,000	81,454
Rev., GTD, 5.00%, 9/1/2024	35,000	40,344
New Jersey Sports and Exposition Authority, Convention Center Rev., NATL-RE, 5.50%, 3/1/2022 (b)	35,000	36,390
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2021	50,000	50,088
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2022	100,000	104,917
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2011B, Rev., 5.00%, 6/15/2021 (b)	615,000	616,081
Series 2011B, Rev., 5.25%, 6/15/2021	25,000	25,046
Series 2011A, Rev., 5.50%, 6/15/2021 (b)	90,000	90,173
Series 2011B, Rev., 5.50%, 6/15/2021	145,000	145,279
Series 2006A, Rev., 5.25%, 12/15/2021	105,000	107,815
Series 2006A, Rev., 5.50%, 12/15/2021	560,000	575,761
Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	135,000	145,912
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	137,705

Investments	Principal Amount($)	Value($)
New Jersey Turnpike Authority
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	165,000	169,721
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	30,000	30,858
Series 2013A, Rev., 3.00%, 7/1/2022 (b)	100,000	103,098
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	650,000	684,388
Series 2012B, Rev., 5.00%, 1/1/2023 (b)	145,000	156,194
Series 2017E, Rev., 5.00%, 1/1/2025	50,000	57,981
Series 2004C-2, Rev., AMBAC, 5.50%, 1/1/2025	65,000	76,477
New Jersey Water Supply Authority, Manasquan Reservoir Water Supply System Rev., 5.00%, 8/1/2022	20,000	21,115
North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	79,231
North Hudson Sewerage Authority, Senior Lien Series 2012A, Rev., 5.00%, 6/1/2022 (b)	30,000	31,452
Northern Burlington County Regional School District GO, 3.00%, 9/1/2021	35,000	35,243
Northern Valley Regional High School District GO, 4.00%, 2/1/2022	30,000	30,780
Old Bridge Township Board of Education
GO, 3.00%, 7/15/2021	150,000	150,495
GO, 5.00%, 7/15/2021	70,000	70,398
Paramus School District GO, 5.00%, 4/1/2022	50,000	52,036
Passaic County Improvement Authority (The), City of Paterson Project Rev., 4.00%, 6/15/2022	25,000	25,995
Passaic County Improvement Authority (The), Paterson Project Rev., 5.00%, 6/15/2023	25,000	27,389
Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 2.63%, 5/1/2023	100,000	102,082
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	83,579

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	100,000	107,830
Pennsauken Township School District GO, 3.00%, 7/15/2022	55,000	56,690
Pequannock Township Board of Education
GO, 4.00%, 1/15/2024	65,000	70,963
GO, 4.00%, 1/15/2025	50,000	56,036
Ramsey School District GO, 3.13%, 1/15/2023	25,000	26,211
Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	40,000	43,110
Readington Township Board of Education GO, 4.00%, 7/15/2021	100,000	100,465
Ridgewood Board of Education Series 2016A, GO, 4.00%, 3/15/2022	80,000	82,455
River Dell Regional School District GO, 4.00%, 3/1/2022	20,000	20,582
River Edge School District
GO, 4.00%, 10/15/2021	45,000	45,648
GO, 3.00%, 2/1/2023	50,000	50,830
Rumson-Fair Haven Regional High School District GO, 3.25%, 2/1/2022	40,000	40,824
Rutgers The State University of New Jersey
Series 2013J, Rev., 5.00%, 5/1/2022	20,000	20,879
Series 2018N, Rev., 4.00%, 5/1/2023	25,000	26,739
Somerdale School District GO, 3.38%, 9/1/2022	40,000	41,553
Somerset County Improvement Authority Series B, Rev., GTD, 4.00%, 8/1/2021	25,000	25,160
Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., GTD, 4.00%, 10/1/2022	25,000	26,294
Somerset County Improvement Authority, County Guaranteed Lease, Somerset Board of Social Services Project Rev., GTD, 5.00%, 2/15/2022	50,000	51,727

Investments	Principal Amount($)	Value($)
Somerset County Improvement Authority, County Guaranteed Lease, Township of Montgomery Project Rev., GTD, 5.00%, 9/1/2022	35,000	37,135
Somerset Hills School District GO, 5.00%, 3/15/2022	30,000	31,156
South Brunswick Township Board of Education
GO, 5.00%, 8/1/2021	75,000	75,604
GO, 3.00%, 12/1/2021	195,000	197,817
GO, 4.00%, 8/1/2022	25,000	26,131
GO, 5.00%, 8/1/2024	45,000	50,395
South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	26,435
South Orange and Maplewood School District
GO, 2.00%, 8/15/2021	30,000	30,110
GO, 4.00%, 1/15/2023	25,000	26,523
GO, 5.00%, 1/15/2023	25,000	26,927
Southampton School District GO, 2.13%, 9/1/2022	40,000	40,901
State of New Jersey GO, 5.00%, 6/1/2021	40,000	40,000
Series 2016T, GO, 5.00%, 6/1/2021	125,000	125,000
GO, 5.25%, 8/1/2021	185,000	186,535
GO, 5.00%, 6/1/2022	225,000	235,792
Series 2016T, GO, 5.00%, 6/1/2022	95,000	99,556
GO, 5.25%, 8/1/2022	75,000	79,409
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	1,440,000	1,547,353
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2026	65,000	76,548
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	535,000	535,000
Series A, Rev., 5.00%, 6/1/2022	1,055,000	1,105,286
Series A, Rev., 5.00%, 6/1/2023	1,740,000	1,903,655
Series A, Rev., 5.00%, 6/1/2024	125,000	142,142
Series A, Rev., 5.00%, 6/1/2025	655,000	770,562
Series A, Rev., 5.00%, 6/1/2026	105,000	127,427
Toms River Board of Education, Regional School District GO, 2.00%, 7/15/2021	195,000	195,413

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Boonton GO, BAN, 2.00%, 6/25/2021	2,809,265	2,812,424
Town of Dover Series A, GO, BAN, 1.25%, 5/26/2022	10,350,000	10,448,794
Town of Guttenberg GO, BAN, 2.00%, 10/21/2021	7,450,000	7,498,009
Town of Hammonton GO, 4.00%, 3/1/2023	30,000	30,861
Town of Newton GO, 5.00%, 4/1/2024	50,000	56,507
Town of Phillipsburg GO, BAN, 2.00%, 6/1/2021	2,455,000	2,455,000
Town of Westfield, General Improvement GO, 2.00%, 9/15/2022	40,000	40,921
Township of Barnegat GO, BAN, 1.25%, 5/26/2022	11,000,000	11,106,088
Township of Bloomfield GO, 4.00%, 6/1/2022	30,000	31,168
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	44,920
Township of Bordentown GO, 3.00%, 8/1/2021	275,000	276,268
Township of Brick
GO, 4.00%, 11/1/2021	35,000	35,567
GO, 4.00%, 11/1/2022	25,000	26,377
Township of Bridgewater
GO, 5.00%, 8/1/2021	45,000	45,363
GO, 3.00%, 9/1/2021	25,000	25,180
Township of Bridgewater, General Improvement GO, 5.00%, 8/1/2022	50,000	52,849
Township of Cherry Hill, General Improvement and Sewer Utility
GO, 2.00%, 8/15/2021	35,000	35,136
GO, 4.00%, 5/1/2022	30,000	31,070
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	26,560
Township of East Brunswick GO, 3.00%, 3/15/2023	25,000	26,254
Township of East Greenwich GO, BAN, 2.00%, 12/9/2021	2,505,000	2,525,624
Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	115,000	119,477
Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	26,773

Investments	Principal Amount($)	Value($)
Township of Florence, General Improvement Water Sewer Utility Series 2020B, GO, BAN, 2.00%, 6/10/2021	150,000	150,071
Township of Franklin, Open Space Trust GO, 4.00%, 1/15/2022	25,000	25,606
Township of Hamilton GO, 4.00%, 8/1/2021	50,000	50,312
Township of Hamilton, Sewer Utility GO, 5.00%, 8/1/2022	20,000	21,115
Township of Harding GO, BAN, 1.25%, 8/20/2021	1,677,850	1,681,009
Township of Hopewell GO, 3.00%, 2/1/2022 (b)	25,000	25,481
Township of Jackson GO, 4.00%, 12/1/2021	30,000	30,584
Township of Lebanon GO, BAN, 1.25%, 7/23/2021	1,035,138	1,036,586
Township of Little Falls, General Improvement GO, 4.00%, 8/15/2023	25,000	26,933
Township of Livingston GO, 3.00%, 7/15/2022	30,000	30,956
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	32,405
Township of Lyndhurst, General Improvement GO, AGM, 3.50%, 8/15/2021	25,000	25,165
Township of Maplewood, General Improvement GO, 5.00%, 2/15/2023	40,000	43,289
Township of Medford GO, 4.00%, 7/15/2022	25,000	26,062
Township of Mine Hill GO, BAN, 2.00%, 4/29/2022	1,861,750	1,890,524
Township of Monroe, Water Sewer Utility GO, 5.00%, 6/1/2022	25,000	26,196
Township of Montclair, General Improvement Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,545
Township of Montclair, School
GO, 5.00%, 3/1/2022	25,000	25,918
Series 2016B, GO, 4.00%, 10/1/2022	50,000	52,587
Township of Moorestown, General Improvement and Water Sewer Utility
GO, 5.00%, 9/1/2021	45,000	45,547
GO, 5.00%, 2/1/2023	25,000	27,018
Township of Mount Olive, General Improvement and Water Sewer Utility GO, 4.00%, 8/15/2022	35,000	36,596

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Township of North Brunswick, General Improvement
GO, 2.75%, 7/15/2021	65,000	65,199
GO, 2.00%, 7/15/2022	40,000	40,805
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	42,151
Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	36,869
Township of Pemberton GO, BAN, 1.25%, 6/2/2022	9,776,774	9,871,147
Township of Pennsauken GO, AGM, 3.00%, 8/15/2021 (b)	100,000	100,590
Township of Pequannock, Recreation Utility GO, BAN, 2.00%, 7/15/2021	250,000	250,525
Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	25,000	25,813
Township of Randolph, Various Purpose GO, 3.00%, 10/15/2022	45,000	46,754
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	29,058
Township of River Vale GO, 4.00%, 6/15/2023	35,000	37,516
Township of Robbinsville, Tax Exempt Open Space Series 2015A, GO, 4.00%, 7/15/2021	40,000	40,180
Township of South Brunswick
GO, 4.00%, 3/1/2022	20,000	20,585
GO, 5.00%, 9/1/2022	30,000	31,830
Township of South Hackensack GO, BAN, 1.50%, 12/16/2021	1,461,500	1,471,541
Township of Stafford Series 2014B, GO, 5.00%, 2/1/2023	30,000	32,380
Township of Toms River Series AB, GO, 5.00%, 11/15/2021	25,000	25,556
GO, 5.00%, 3/1/2022	45,000	46,652
GO, 4.00%, 12/1/2022	25,000	26,457
Township of Toms River, General Improvement GO, 4.00%, 6/15/2023	40,000	43,053

Investments	Principal Amount($)	Value($)
Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	48,064
Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	26,577
Township of Washington, Gloucester County Series 2020A, GO, BAN, 1.75%, 6/22/2021	736,940	737,627
Township of Wayne GO, BAN, 1.50%, 6/22/2021	150,000	150,112
Township of Wayne, General Improvement GO, 3.00%, 2/15/2022	75,000	76,483
Township of West Orange, General Improvement GO, 2.00%, 8/1/2022	35,000	35,732
Township of West Orange, Tax Appeal GO, BAN, 1.50%, 12/15/2021	9,608,441	9,673,077
Township of Westampton Series A, GO, BAN, 1.25%, 5/31/2022	3,405,655	3,438,621
Township of Willingboro, General Improvement GO, AGM, 2.25%, 8/1/2022	50,000	51,250
Township of Woodbridge, General Improvement GO, 3.00%, 8/15/2022	55,000	56,915
Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	60,000	60,408
Union County Improvement Authority, City of Linden Omnibus Project Rev., AGM, GTD, 4.00%, 11/1/2021	20,000	20,324
Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	50,000	52,165
Union County Improvement Authority, County College Facility Project Series 2014A, Rev., 4.00%, 2/1/2022	25,000	25,650
Upper Freehold Regional School District GO, 4.00%, 7/15/2021	95,000	95,427
Village of Ridgewood, General Improvement and Water Utility GO, 4.00%, 8/1/2022	40,000	41,814
West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	42,768
West Orange School District GO, 5.00%, 11/1/2021	25,000	25,493

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
West Windsor-Plainsboro Regional School District GO, 4.00%, 9/15/2021	20,000	20,224
Woodbridge Township Board of Education GO, 4.00%, 7/15/2021	30,000	30,140
Woodbridge Township Board of Education, School Building GO, 2.00%, 7/15/2022	25,000	25,478
Woodland Park School District GO, 5.00%, 4/15/2023	100,000	108,402

Total New Jersey		173,739,639

New Mexico — 0.5%
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement
Rev., 5.00%, 7/1/2021	175,000	175,690
Series 2013A, Rev., 5.00%, 7/1/2021	25,000	25,098
Rev., 5.00%, 7/1/2022	100,000	105,294
Albuquerque Metropolitan Arroyo Flood Control Authority
GO, 4.00%, 8/1/2021	100,000	100,642
GO, 5.00%, 8/1/2023	50,000	55,141
Albuquerque Municipal School District No. 12
GO, 5.00%, 8/1/2021	25,000	25,200
Series B, GO, 5.00%, 8/1/2021	50,000	50,399
Series 2014B, GO, 5.00%, 8/1/2022	75,000	79,255
Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2021	255,000	257,531
City of Albuquerque, General Purpose
Series 2017A, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2014A, GO, 5.00%, 7/1/2022	200,000	210,610
Series 2019A, GO, 5.00%, 7/1/2022	55,000	57,918
City of Albuquerque, Gross Receipts Tax Series 1999B, Rev., 5.00%, 7/1/2021 (b)	20,000	20,079
City of Belen Rev., 3.00%, 6/1/2021	150,000	150,000
City of Las Cruces, Joint Utility Rev., 4.00%, 6/1/2021	85,000	85,000
City of Roswell, Gross Receipts Tax Rev., 4.00%, 8/1/2022	50,000	52,153

Investments	Principal Amount($)	Value($)
City of Santa Fe GO, 4.00%, 8/1/2022	25,000	26,137
County of Bernalillo GO, 4.00%, 6/15/2021	70,000	70,099
County of San Juan, Gross Receipts Tax Improvement Series 2015B, Rev., 5.00%, 6/15/2021	25,000	25,043
County of Santa Fe GO, 5.00%, 7/1/2022	50,000	52,647
County of Santa Fe, Gross Receipts Tax Rev., 5.00%, 6/1/2022	100,000	104,889
Las Cruces School District No. 2 Series 2016C, GO, 5.00%, 8/1/2021	80,000	80,624
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2015C, Rev., 3.00%, 6/1/2021	50,000	50,000
Series 2013A, Rev., 4.00%, 6/1/2021	20,000	20,000
Rev., 5.00%, 6/1/2021	300,000	300,000
Series 2016C, Rev., 5.00%, 6/1/2021	45,000	45,000
Series 2017A, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2019B, Rev., 5.00%, 6/1/2021	40,000	40,000
Rev., 5.00%, 6/1/2022	40,000	41,960
Series 2014B, Rev., 5.00%, 6/1/2022	25,000	26,225
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	26,225
Series 2016C, Rev., 5.00%, 6/1/2022	25,000	26,225
Series 2016D, Rev., 5.00%, 6/1/2022	30,000	31,470
Series 2016F, Rev., 5.00%, 6/1/2022	100,000	104,899
Series 2017A, Rev., 5.00%, 6/1/2022	135,000	141,614
Series 2017E, Rev., 5.00%, 6/1/2022	250,000	262,249
Series 2019B, Rev., 5.00%, 6/1/2022	25,000	26,225
Series 2020A, Rev., 5.00%, 6/1/2022	255,000	267,494
Series 2017A, Rev., 5.00%, 6/1/2023	55,000	60,335
Series 2016C, Rev., 5.00%, 6/1/2024	25,000	28,550

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Mexico Finance Authority, State Transportation, Senior Lien
Rev., 4.00%, 6/15/2021	25,000	25,035
Series 2010-B, Rev., 5.00%, 6/15/2021	310,000	310,550
Rev., 4.00%, 6/15/2022	175,000	182,093
Rev., 5.00%, 6/15/2022	250,000	262,722
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2022	110,000	115,598
Series B-2, Rev., 5.00%, 6/15/2022	25,000	26,272
Series 2018A, Rev., 5.00%, 6/15/2023	240,000	263,708
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund
Series 2015A, Rev., 5.00%, 6/15/2021	50,000	50,089
Series 2017B, Rev., 5.00%, 6/15/2021	70,000	70,124
Rev., 5.00%, 6/15/2022	205,000	215,432
Series 2015D, Rev., 5.00%, 6/15/2022	25,000	26,272
Series 2017D, Rev., 5.00%, 6/15/2022	25,000	26,272
Series 2017D, Rev., 5.00%, 6/15/2023	100,000	109,878
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	43,951
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	54,917
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	33,404
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services
Series 2015A, Rev., 5.00%, 8/1/2021	160,000	161,272
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	110,000	116,268
Series 2015A, Rev., 5.00%, 8/1/2022	520,000	549,312
Series 2015A, Rev., 5.00%, 8/1/2024	185,000	211,017
Series 2019B, Rev., 5.00%, 8/1/2025 (c)	75,000	88,323
New Mexico State University Series B, Rev., 5.00%, 4/1/2022	25,000	25,980

Investments	Principal Amount($)	Value($)
Santa Fe Public School District GO, 5.00%, 8/1/2022	260,000	274,624
Southern Sandoval County Arroyo Flood Control Authority Series 2019B, GO, 4.00%, 8/1/2021	300,000	301,900
State of New Mexico Series 2017B, GO, 5.00%, 3/1/2022	75,000	77,742
State of New Mexico, Severance Tax Permanent Fund
Series A-1, Rev., 3.00%, 7/1/2021	100,000	100,209
Series 2016B, Rev., 4.00%, 7/1/2021	40,000	40,126
Series 2016A, Rev., 5.00%, 7/1/2021	240,000	240,946
Series 2016B, Rev., 4.00%, 7/1/2022	400,000	416,811
Series 2016B, Rev., 4.00%, 7/1/2023	20,000	21,580
Series 2015B, Rev., 5.00%, 7/1/2023	100,000	109,863
Series A, Rev., 5.00%, 7/1/2023	25,000	27,493
University of New Mexico (The), Subordinate Lien System Improvement
Rev., 5.00%, 6/1/2022	50,000	52,424
Series 2014C, Rev., 5.00%, 6/1/2022	55,000	57,666

Total New Mexico		8,047,892

New York — 11.1%
Albany City School District GO, 4.00%, 6/15/2021	25,000	25,035
Albany Municipal Water Finance Authority, Second Resolution
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	175,000	179,297
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	40,000	40,982
Ardsley Union Free School District
GO, 5.00%, 6/1/2021	100,000	100,000
GO, 4.00%, 1/15/2022	30,000	30,729
Arlington Central School District
GO, 4.00%, 12/15/2021	25,000	25,526
GO, 5.00%, 5/15/2022	25,000	26,170
Ausable Valley Central School District GO, AGM, 2.00%, 6/15/2022	50,000	50,928
Ballston Spa Central School District Series 2020B, GO, BAN, 1.50%, 9/17/2021	1,888,000	1,894,045

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Battery Park City Authority
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	2,485,000	2,485,000
Series 2013A, Rev., 4.00%, 11/1/2022	30,000	31,648
Series 2013A, Rev., 5.00%, 11/1/2022	45,000	48,087
Battery Park City Authority, Tax-Exempt Series 2013A, Rev., 5.00%, 11/1/2021	135,000	137,746
Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	26,028
Bellmore-Merrick Central High School District GO, 2.00%, 7/15/2021	85,000	85,184
Bethlehem Central School District
GO, 5.00%, 6/15/2021	130,000	130,231
GO, 5.00%, 7/15/2021	105,000	105,618
Brentwood Union Free School District GO, 4.50%, 11/15/2021	55,000	56,102
Brighton Central School District GO, 4.00%, 6/1/2022	40,000	41,561
Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	346,062
Brookhaven-Comsewogue Union Free School District
GO, 4.00%, 7/15/2021	110,000	110,516
GO, 4.00%, 7/15/2022	25,000	26,094
Brunswick Central School District GO, 4.00%, 6/15/2021	120,000	120,168
Buffalo Municipal Water Finance Authority
Series 2015-A, Rev., 4.00%, 7/1/2022	100,000	104,058
Series 2019B, Rev., 5.00%, 7/1/2022	25,000	26,284
Buffalo Municipal Water Finance Authority, Water System Series 2015-A, Rev., 5.00%, 7/1/2021	125,000	125,479
Build NYC Resource Corp., Manhattan College Project Rev., 5.00%, 8/1/2021	25,000	25,197
Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2023 (b)	55,000	60,442

Investments	Principal Amount($)	Value($)
Build NYC Resource Corp., United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Project Rev., 5.00%, 7/1/2022	50,000	52,652
Byram Hills Central School District GO, 4.00%, 11/15/2021	40,000	40,711
Cambridge Central School District GO, 3.00%, 6/15/2021	55,000	55,056
Carle Place Union Free School District GO, 1.63%, 8/15/2022	50,000	50,140
Carmel Central School District GO, 4.00%, 6/15/2021	50,000	50,070
Central Islip Union Free School District
GO, 4.00%, 7/15/2021	30,000	30,137
GO, 3.00%, 8/15/2021	35,000	35,200
Central Square Central School District GO, 3.00%, 6/15/2021	75,000	75,074
Chappaqua Central School District
GO, 3.00%, 6/15/2021	50,000	50,053
GO, 5.00%, 1/15/2022	50,000	51,525
Chatham Central School District Series 2019B, GO, 5.00%, 6/15/2021	100,000	100,178
Cheektowaga-Sloan Union Free School District GO, 4.00%, 7/15/2021	30,000	30,137
City of Albany Series 2011A, GO, 3.00%, 7/1/2021	20,000	20,045
City of Binghamton, Public Improvement GO, 2.13%, 1/15/2022	25,000	25,302
City of Buffalo, General Improvement
Series 2018A, GO, 5.00%, 10/1/2021	70,000	71,130
Series B, GO, 4.00%, 11/15/2021	60,000	61,055
City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	26,493
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2021	260,000	260,000
City of New York, Fiscal Year 1994, Tax-Exempt
Series 1994A, GO, 5.00%, 8/1/2021	265,000	267,140
Series 1994A, GO, 5.00%, 8/1/2023	150,000	151,206

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of New York, Fiscal Year 1995, Tax-Exempt Series B, Subseries B-5, GO, NATL-RE, 5.00%, 8/15/2022	25,000	26,472
City of New York, Fiscal Year 2006 Series H, Subseries 2006 HH-A, GO, 4.00%, 1/1/2022	195,000	199,436
City of New York, Fiscal Year 2008
Series 2008J-7, GO, 5.00%, 8/1/2021	85,000	85,686
Series 2008J, Subseries J-3, GO, 5.00%, 8/1/2022	25,000	26,425
City of New York, Fiscal Year 2012
Subseries D-1, GO, 4.00%, 10/1/2021	25,000	25,324
Series 2012F, GO, 4.00%, 8/1/2022	25,000	25,647
Series 2012F, GO, 5.00%, 8/1/2023	50,000	51,628
Series 2012-I, GO, 5.00%, 8/1/2023	280,000	295,953
Series 2012F, GO, 5.00%, 8/1/2024	20,000	20,651
Series 2012F, GO, 5.00%, 8/1/2026	210,000	216,837
City of New York, Fiscal Year 2012, Tax-Exempt
Series I, GO, 4.00%, 8/1/2021 (b)	25,000	25,161
Series 2012B, GO, 5.00%, 8/1/2021	50,000	50,404
Series 2012B, GO, 5.00%, 8/1/2021 (b)	25,000	25,202
Series I, GO, 5.00%, 8/1/2021	50,000	50,404
Series 2012G, GO, 5.00%, 4/1/2022 (b)	95,000	98,888
Series 2012G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	90,000	93,649
Series 2012G, Subseries G-1, GO, 5.00%, 4/1/2022	40,000	41,634
Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	190,000	197,776
Series 2012B, GO, 4.00%, 8/1/2022	50,000	50,319
Series I, GO, 5.00%, 8/1/2022	55,000	58,134
Series 2012D, Subseries D-1, GO, 5.00%, 10/1/2024	70,000	71,135
Series I, GO, 5.00%, 8/1/2025	115,000	121,552
City of New York, Fiscal Year 2013
Series 2013E, GO, 4.00%, 8/1/2021 (b)	290,000	291,848
Series 2013-I, GO, 4.00%, 8/1/2021 (b)	25,000	25,161

Investments	Principal Amount($)	Value($)
Series 2013J, GO, 5.00%, 8/1/2021	250,000	252,019
Series 2013D, GO, 5.00%, 8/1/2022	50,000	52,849
Series 2013I, GO, 5.00%, 8/1/2022	70,000	73,989
Series 2013J, GO, 5.00%, 8/1/2022	290,000	306,525
Series 2013E, GO, 4.50%, 8/1/2023	55,000	58,952
Series H, GO, 5.00%, 8/1/2023	75,000	82,764
Series 2013J, GO, 5.00%, 8/1/2024	295,000	325,267
City of New York, Fiscal Year 2013, Tax-Exempt
Series H, GO, 5.00%, 8/1/2021	35,000	35,283
Series G, GO, 5.00%, 8/1/2022	55,000	58,134
Series H, GO, 5.00%, 8/1/2022	110,000	116,268
City of New York, Fiscal Year 2014
Series 2013G, GO, 5.00%, 8/1/2021	105,000	105,848
Series 2014H, GO, 5.00%, 8/1/2021	100,000	100,808
Series 2014J, GO, 5.00%, 8/1/2021	85,000	85,687
Subseries D-1, GO, 5.00%, 8/1/2021	290,000	292,342
Series 2014J, GO, 5.00%, 8/1/2022	200,000	211,396
Series 2014E, GO, 5.25%, 8/1/2022	415,000	439,854
Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023	25,000	27,081
Series 2013G, GO, 5.00%, 8/1/2023	355,000	391,749
Series 2014E, GO, 5.00%, 8/1/2023	70,000	77,246
Series 2014J, GO, 5.00%, 8/1/2023	140,000	154,493
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	84,670
City of New York, Fiscal Year 2014, Tax-Exempt
Subseries 2014S-1, GO, 4.00%, 8/1/2021	45,000	45,290
Series 2014B, GO, 5.00%, 8/1/2021	80,000	80,646

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of New York, Fiscal Year 2015
Series 2015B, GO, 3.00%, 8/1/2021	35,000	35,168
Series 2015A, GO, 5.00%, 8/1/2021	150,000	151,212
Series 2015B, GO, 5.00%, 8/1/2021	85,000	85,687
Series 2015B, GO, 3.00%, 8/1/2022	25,000	25,843
Series 2015-1, GO, 5.00%, 8/1/2022	150,000	158,547
Series 2015C, GO, 5.00%, 8/1/2022	45,000	47,564
Series 1, GO, 5.00%, 8/1/2023	240,000	264,844
Series 2015A, GO, 5.00%, 8/1/2024	215,000	246,553
Series 2012I, GO, 5.00%, 8/1/2025	65,000	71,609
City of New York, Fiscal Year 2016
Series 2016C, GO, 5.00%, 8/1/2021	40,000	40,323
Series D, GO, 5.00%, 8/1/2021	30,000	30,243
Series C, GO, 5.00%, 8/1/2022	210,000	221,966
Series A, GO, 5.00%, 8/1/2024	235,000	269,488
Series E, GO, 5.00%, 8/1/2024	90,000	103,208
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-1, GO, 3.00%, 8/1/2021	25,000	25,120
Series 2017C, GO, 3.00%, 8/1/2021	100,000	100,480
Subseries A-1, GO, 4.00%, 8/1/2021	35,000	35,225
Series C, GO, 5.00%, 8/1/2021	160,000	161,292
Subseries A-1, GO, 5.00%, 8/1/2021	75,000	75,606
Series C, GO, 5.00%, 8/1/2022	285,000	301,240
City of New York, Fiscal Year 2018
Series 2018C, GO, 5.00%, 8/1/2021	240,000	241,939
Series 2018-1, GO, 4.00%, 8/1/2022	120,000	125,442
Series 2018-1, GO, 5.00%, 8/1/2022	20,000	21,140
Series 2018A, GO, 5.00%, 8/1/2022	65,000	68,704
Series C, GO, 5.00%, 8/1/2022	35,000	36,994

Investments	Principal Amount($)	Value($)
Series 2018C, GO, 5.00%, 8/1/2023	60,000	66,211
Series 2018D, GO, 5.00%, 8/1/2023	800,000	882,815
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	34,078
City of New York, Fiscal Year 2019
Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 6/1/2021 (c)	5,000,000	5,000,000
GO, 5.00%, 8/1/2021 (b)	35,000	35,280
Series 2019A, GO, 5.00%, 8/1/2021	295,000	297,383
Series 2019A, GO, 5.00%, 8/1/2022	25,000	26,424
Series 2019B, GO, 3.00%, 8/1/2023	125,000	132,545
City of New York, Fiscal Year 2019, Tax-Exempt Series 2019E, GO, 5.00%, 8/1/2021	25,000	25,202
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	100,000	110,352
City of New York, Tax-Exempt
Series B, GO, 5.00%, 8/1/2021	205,000	206,656
Series B, GO, 4.00%, 8/1/2022	150,000	156,803
Series B, GO, 5.00%, 8/1/2022	55,000	58,134
Subseries A-1, GO, 5.00%, 10/1/2022 (b)	30,000	31,958
Series C, GO, 5.00%, 8/1/2023	25,000	26,424
Series B, GO, 5.00%, 8/1/2025	140,000	147,977
Series C, GO, 5.00%, 8/1/2025	105,000	110,982
City of Niagara Falls GO, 5.00%, 5/15/2022	50,000	52,178
City of Rochester Series 2018-II, GO, 4.00%, 8/1/2022	25,000	26,110
City of Schenectady, Public Improvement
GO, 3.25%, 5/15/2022	40,000	41,148
GO, AGM, 5.00%, 5/15/2022	25,000	26,133
City of Syracuse Series 2020B, GO, RAN, 2.00%, 7/30/2021	200,000	200,553

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Syracuse, Public Improvement
GO, 4.00%, 8/15/2021	50,000	50,388
Series 2020B, GO, 5.00%, 5/15/2022	35,000	36,604
Series 2015B, GO, 4.00%, 11/1/2022	45,000	47,419
City of Yonkers
Series 2011A, GO, AGM, 5.00%, 10/1/2021	130,000	132,090
Series 2017C, GO, 5.00%, 10/1/2021	190,000	193,055
Clarence Central School District
GO, 5.00%, 6/15/2021	75,000	75,133
GO, 5.00%, 6/15/2022	25,000	26,272
Clifton-Fine Central School District GO, BAN, 2.00%, 6/30/2021	3,980,000	3,984,858
Cohoes City School District GO, 5.00%, 4/15/2022	40,000	41,676
Commack Union Free School District GO, 4.00%, 11/15/2021	120,000	122,133
Connetquot Central School District of Islip
GO, 5.00%, 6/1/2021	290,000	290,000
GO, 4.25%, 1/15/2022	45,000	46,164
GO, 5.00%, 7/15/2022	40,000	42,197
Cornwall Central School District GO, 5.00%, 10/15/2021	25,000	25,450
County of Albany
GO, 5.00%, 9/15/2021	25,000	25,350
Series 2020A, GO, 5.00%, 9/15/2022	50,000	53,131
County of Albany, Various Purpose Series 2019A, GO, 5.00%, 9/15/2022	20,000	21,252
County of Dutchess, Public Improvement Bonds
Series 2018A, GO, 3.00%, 3/1/2022	25,000	25,525
Series 2018B, GO, 3.25%, 3/1/2022	60,000	61,373
GO, 5.00%, 5/1/2022	40,000	41,755
County of Erie GO, RAN, 3.00%, 6/24/2021	140,000	140,263
County of Erie, Public Improvement Series 2014A, GO, AGM, 5.00%, 9/15/2021	80,000	81,123
County of Livingston, Public Improvement
GO, 4.00%, 5/15/2022	25,000	25,932
GO, 3.00%, 5/15/2023	50,000	52,633
GO, 4.00%, 2/1/2024	35,000	38,300
County of Monroe
GO, 4.00%, 6/1/2021	130,000	130,000

Investments	Principal Amount($)	Value($)
GO, 5.00%, 6/1/2022	180,000	188,615
County of Monroe, Public Improvement
GO, 5.00%, 6/1/2021	125,000	125,000
GO, 5.00%, 6/1/2022	55,000	57,632
County of Nassau
Series 2021A, GO, TAN, 2.00%, 9/15/2021	40,000	40,217
Series 2021A, GO, RAN, 2.00%, 12/10/2021	80,000	80,772
Series 2021B, GO, TAN, 2.00%, 12/10/2021	595,000	600,838
County of Nassau, General Improvement
Series 2016B, GO, 5.00%, 10/1/2021	25,000	25,398
Series 2017C, GO, 5.00%, 10/1/2021	300,000	304,772
Series 2016A, GO, 5.00%, 1/1/2022	135,000	138,779
Series 2017A, GO, 5.00%, 1/15/2022	85,000	87,539
Series 2013B, GO, 5.00%, 4/1/2022	25,000	26,001
Series C, GO, 5.00%, 10/1/2022	375,000	398,918
Series 2017C, GO, 5.00%, 10/1/2023	70,000	77,599
County of Oneida, Public Improvement
GO, 5.00%, 3/15/2022	50,000	51,923
GO, 3.00%, 4/15/2022	200,000	205,033
County of Onondaga
GO, 5.00%, 2/1/2022	25,000	25,812
GO, 4.00%, 5/1/2022	25,000	25,887
County of Orange Series 2012B, GO, 5.00%, 7/1/2022	55,000	57,918
County of Rensselaer, Public Improvement
GO, 5.00%, 6/1/2021	75,000	75,000
GO, 5.00%, 8/15/2022	25,000	26,475
County of Schenectady, Public Improvement GO, 4.00%, 6/15/2021	50,000	50,065
County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2022	3,000,000	3,131,285
County of Suffolk, Longwood Central School District GO, 5.00%, 6/1/2021	40,000	40,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Suffolk, Public Improvement Series 2013B, GO, AGM, 4.00%, 10/15/2021 (b)	25,000	25,354
County of Sullivan, Public Improvement
GO, 3.00%, 11/15/2021	50,000	50,660
GO, 3.00%, 5/15/2022	60,000	61,660
GO, 5.00%, 7/15/2022	25,000	26,371
County of Tompkins, Public Improvement GO, 3.00%, 2/1/2022	25,000	25,475
County of Ulster, Public Improvement
GO, 4.50%, 11/15/2021	35,000	35,682
GO, 5.00%, 11/15/2021	170,000	173,696
County of Wake, Public Improvement
GO, AGM, 5.00%, 7/15/2021	30,000	30,176
GO, 4.00%, 12/1/2021	30,000	30,586
County of Wayne GO, 5.00%, 12/1/2022	155,000	166,374
County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	26,100
County of Westchester
Series 2011B, GO, 4.00%, 7/1/2021	100,000	100,309
Series 2015B, GO, 5.00%, 11/15/2021	40,000	40,892
Series 2018A, GO, 5.00%, 12/1/2021	200,000	204,898
Series 2016A, GO, 5.00%, 1/1/2022	125,000	128,574
Series 2012B, GO, 5.00%, 7/1/2022	25,000	26,326
Croton-Harmon Union Free School District
GO, 5.00%, 6/1/2021	105,000	105,000
GO, BAN, 1.25%, 8/20/2021	755,000	756,421
Depew Union Free School District GO, 5.00%, 6/1/2022	25,000	26,217
Dutchess County Local Development Corp., Marist Collage Project Series 2015A, Rev., 5.00%, 7/1/2021	125,000	125,494
Dutchess County Local Development Corp., Vassar Collage Project Rev., 5.00%, 7/1/2021	100,000	100,395
East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	32,253
East Islip Union Free School District GO, 5.00%, 6/15/2021	130,000	130,231

Investments	Principal Amount($)	Value($)
East Rockaway Union Free School District GO, 5.00%, 8/1/2021	20,000	20,161
East Syracuse-Minoa Central School District GO, 5.00%, 12/15/2021	40,000	41,045
Edgemont Union Free School District at Greenburgh GO, 4.00%, 8/15/2022	25,000	26,174
Enlarged City School District of the City of Troy GO, 5.00%, 7/1/2021	125,000	125,495
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured
Series 2017A, Rev., 5.00%, 6/15/2021	50,000	50,089
Series 2013C, Rev., 5.00%, 8/15/2021	20,000	20,199
Series 2017D, Rev., 5.00%, 9/1/2021	20,000	20,243
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	100,000	102,455
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	145,000	148,561
Series 2013A, Rev., 5.00%, 3/15/2022	20,000	20,774
Series 2016A, Rev., 5.00%, 5/15/2022	65,000	68,043
Rev., 5.00%, 9/1/2022	25,000	26,535
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2012A, Rev., 5.00%, 5/1/2022	100,000	104,472
Series 2015A, Rev., 5.00%, 5/1/2022	160,000	167,154
Rev., 5.00%, 5/1/2023	150,000	163,924
Series A, Rev., 5.00%, 5/1/2023	75,000	78,327
Rev., 5.00%, 5/1/2024	50,000	56,871
Erie County Water Authority Rev., 5.00%, 12/1/2022	55,000	59,045
Fairport Central School District
GO, 4.00%, 6/15/2021	175,000	175,247
GO, 3.00%, 3/1/2022	30,000	30,656
GO, 4.00%, 6/15/2022	50,000	52,027
Fayetteville-Manlius Central School District Series 2020A, GO, BAN, 1.25%, 7/29/2021	500,000	500,829
Freeport Union Free School District
GO, 5.00%, 12/1/2021	50,000	51,224

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GO, 5.00%, 4/1/2022	60,000	62,454
GO, 5.00%, 12/1/2022	50,000	53,669
Garden City Union Free School District GO, 2.00%, 1/15/2022	25,000	25,298
Gates Chili Central School District GO, 2.00%, 6/15/2021	100,000	100,065
Geneva City School District GO, AGM, 5.00%, 6/15/2021	25,000	25,043
Grand Island Central School District
GO, 5.00%, 12/1/2021	75,000	76,836
GO, 5.00%, 12/1/2022	70,000	75,137
Great Neck Union Free School District GO, 5.00%, 6/15/2021	25,000	25,044
Half Hollow Hills Central School District
GO, XLCA, 5.00%, 6/15/2021	100,000	100,178
Series 2013B, GO, 4.00%, 8/15/2022	20,000	20,939
Hamburg Central School District GO, 2.00%, 6/1/2021	35,000	35,000
Hammondsport Central School District GO, 2.00%, 6/15/2023	75,000	77,323
Harborfields Central School District GO, 5.00%, 3/1/2022	45,000	46,656
Haverstraw-Stony Point Central School District GO, 5.00%, 10/15/2022	50,000	53,317
Hempstead Town Local Development Corp., Hofstra University Project Rev., 5.00%, 7/1/2021	375,000	376,500
Hicksville Water District GO, 5.00%, 12/15/2021	25,000	25,660
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 3.00%, 2/15/2022	85,000	86,614
Series 2017A, Rev., 5.00%, 2/15/2022	70,000	72,311
Iroquois Central School District GO, 4.00%, 6/15/2021	25,000	25,032
Irvington Union Free School District GO, 5.00%, 8/15/2021	55,000	55,545
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	26,130
Islip Union Free School District GO, 2.25%, 3/1/2022	50,000	50,794
Ithaca City School District
GO, AGM, 2.00%, 7/1/2022	45,000	45,905
GO, 4.00%, 7/1/2022	25,000	26,014

Investments	Principal Amount($)	Value($)
Katonah-Lewisboro Union Free School District Series 2016A, GO, 5.00%, 11/15/2021	45,000	46,003
Kendall Central School District GO, 2.00%, 6/15/2021	65,000	65,045
Kings Park Central School District GO, 2.25%, 8/1/2022	70,000	71,758
Lafayette Central School District GO, RAN, 1.25%, 6/18/2021	4,500,000	4,502,229
Lakeland Central School District
GO, BAN, 1.25%, 8/20/2021	2,321,785	2,326,156
GO, 5.00%, 10/15/2021	35,000	35,635
Lancaster Central School District
GO, 4.00%, 6/1/2021	55,000	55,000
GO, 5.00%, 6/1/2022	35,000	36,715
Lansing Central School District GO, BAN, 1.25%, 7/23/2021	4,817,400	4,822,599
Le Roy Central School District GO, 4.00%, 6/15/2021	65,000	65,092
Lindenhurst Union Free School District GO, 2.25%, 9/1/2021	50,000	50,269
Liverpool Central School District GO, 4.00%, 6/15/2021	25,000	25,035
Lockport City School District GO, 5.00%, 8/1/2021	25,000	25,200
Long Island Power Authority, Electric System
Series A, Rev., AGM, Zero Coupon, 6/1/2021	360,000	360,000
Series 2016B, Rev., 5.00%, 9/1/2021 (b)	25,000	25,305
Rev., AGM, Zero Coupon, 6/1/2022	145,000	144,260
Series 2015B, Rev., 5.00%, 9/1/2022	75,000	79,527
Series 2016B, Rev., 5.00%, 9/1/2022	30,000	31,811
Series 2016B, Rev., 5.00%, 9/1/2023	220,000	243,708
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	125,147
Rev., 1.00%, 9/1/2025	190,000	192,136
Longwood Central School District Suffolk County GO, 5.00%, 6/15/2022	65,000	68,308
Madison County Capital Resource Corp. Series 2013A, Rev., 5.00%, 7/1/2022	50,000	52,647

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maine-Endwell Central School District GO, BAN, 2.00%, 10/1/2021	1,487,680	1,496,297
Manhasset Union Free School District Series 2016B, GO, 5.00%, 1/15/2022	25,000	25,763
Marlboro Central School District GO, 5.00%, 12/15/2021	40,000	41,034
Massapequa Union Free School District Series 2016A, GO, 4.00%, 7/15/2021	45,000	45,211
Metropolitan Transportation Authority
Series 2011D, Rev., 4.00%, 11/15/2021 (b)	125,000	127,229
Series 2012H, Rev., 4.00%, 11/15/2021 (b)	435,000	442,758
Series 2011D, Rev., 4.50%, 11/15/2021 (b)	75,000	76,507
Series 2011A, Rev., AGM, 5.00%, 11/15/2021(b)	20,000	20,447
Series 2011A, Rev., 5.00%, 11/15/2021 (b)	30,000	30,671
Series 2011C, Rev., 5.00%, 11/15/2021 (b)	320,000	327,156
Series 2011C, Rev., AGM, 5.00%, 11/15/2021(b)	20,000	20,447
Series 2011D, Rev., 5.00%, 11/15/2021 (b)	505,000	516,292
Series 2012B, Rev., 5.00%, 11/15/2021	150,000	153,229
Series 2012D, Rev., 5.00%, 11/15/2021	50,000	51,076
Series 2012F, Rev., 5.00%, 11/15/2021	230,000	234,951
Series C-1, Rev., 5.00%, 11/15/2021	150,000	153,229
Subseries A-1, Rev., 5.00%, 11/15/2021	25,000	25,538
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	510,000	532,951
Series 2012E, Rev., 5.00%, 11/15/2022 (b)	90,000	96,414
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	40,000	43,815
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2011A, Rev., 5.00%, 11/15/2021	65,000	66,423
Series 2012A, Rev., 5.00%, 11/15/2021	115,000	117,518
Series 2017A, Rev., 5.00%, 11/15/2021	70,000	71,533

Investments	Principal Amount($)	Value($)
Subseries 2008B-4, Rev., 5.00%, 11/15/2021	45,000	45,985
Subseries B-4, Rev., 5.00%, 11/15/2021 (b)	85,000	86,901
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	1,540,000	1,595,043
Series 2002B-1, Rev., 3.00%, 11/1/2022	30,000	31,185
Series B-1, Rev., 4.00%, 11/15/2022	70,000	73,863
Series 2016A, Rev., 5.00%, 11/15/2022	150,000	160,445
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	111,558
Series 2012A, Rev., 5.00%, 11/15/2024	510,000	545,107
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	139,143
Middle Country Central School District at Centereach
GO, 4.00%, 7/15/2021	25,000	25,117
GO, 2.00%, 8/15/2021	75,000	75,293
GO, 4.00%, 8/15/2021	25,000	25,199
Middletown City School District
GO, 5.00%, 9/15/2021	65,000	65,902
GO, 4.00%, 6/15/2022	25,000	25,995
Minisink Valley Central School District
GO, 4.00%, 6/15/2021	50,000	50,071
GO, 5.00%, 12/1/2021	100,000	102,449
GO, 4.00%, 4/15/2022	55,000	56,877
GO, 4.00%, 6/15/2022	65,000	67,634
Monroe County Industrial Development Corp., Rochester School Modernization Project Series 2012A, Rev., 5.00%, 5/1/2022	25,000	26,094
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2022	25,000	26,094
Monroe County Industrial Development Corp., University of Rochester Project
Series 2013B, Rev., 5.00%, 7/1/2021	100,000	100,395
Series 2015A, Rev., 5.00%, 7/1/2021	135,000	135,533
Series 2017B, Rev., 5.00%, 7/1/2021	50,000	50,198
Series 2013B, Rev., 5.00%, 7/1/2022	25,000	26,323

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015A, Rev., 5.00%, 7/1/2022	50,000	52,647
Series 2017C, Rev., 5.00%, 7/1/2023	70,000	76,858
Monroe County, Greece Central School District GO, 4.00%, 6/15/2021	50,000	50,070
Montauk Union Free School District GO, TAN, 1.50%, 6/24/2021	2,300,000	2,301,627
Mount Sinai Union Free School District GO, 5.00%, 1/15/2022	55,000	56,678
Mount Vernon City School District
GO, AGM, 5.00%, 8/15/2021	25,000	25,250
GO, 5.00%, 12/1/2021	25,000	25,579
GO, 5.00%, 9/15/2023	25,000	27,659
Nanuet Union Free School District GO, 5.00%, 9/15/2021	50,000	50,705
Nassau County Interim Finance Authority, Sales Tax
Series 2012A, Rev., 4.00%, 11/15/2021 (b)	110,000	111,912
Series 2015A, Rev., 5.00%, 11/15/2021 (b)	540,000	552,075
Series 2012A, Rev., 4.00%, 11/15/2022 (b)	35,000	36,933
Series 2015A, Rev., 5.00%, 11/15/2022 (b)	60,000	64,276
New Hyde Park-Garden City Park Union Free School District GO, 5.00%, 11/15/2021	45,000	46,003
New Rochelle City School District
GO, 5.00%, 9/1/2021	45,000	45,548
GO, 5.00%, 9/1/2022	50,000	53,057
New York City Health and Hospitals Corp., Health System
Series 2013A, Rev., 5.00%, 2/15/2022	450,000	465,345
Series 2013A, Rev., 5.00%, 2/15/2023	265,000	286,739
Series 2020A, Rev., 3.00%, 2/15/2024	300,000	321,277
New York City Housing Development Corp., New York City Housing Authority Program Series 2013B-1, Rev., 5.00%, 7/1/2021	340,000	341,332
New York City Transitional Finance Authority Building Aid Series S-1, Rev., 5.00%, 7/15/2022	140,000	147,610

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2003
Series 21-B, Rev., 4.00%, 11/1/2022	25,000	26,373
Series 21-A, Rev., 5.00%, 11/1/2022	95,000	101,560
Subseries 13, Rev., 5.00%, 11/1/2022	40,000	42,762
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2007 Series 2007A, Subseries A-3, Rev., 5.00%, 8/1/2023	50,000	55,199
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2012
Series 2012C, Rev., 5.00%, 11/1/2021	35,000	35,710
Series 2012E, Subseries E-1, Rev., 4.00%, 2/1/2022	40,000	41,037
Series 2012D, Subseries D-1, Rev., 5.00%, 11/1/2022	35,000	35,708
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2021 (b)	35,000	35,226
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018
Series 2018B, Subseries B-1, Rev., 5.00%, 8/1/2022	35,000	36,994
Series 2018-1, Rev., 5.00%, 11/1/2022	50,000	53,453
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 3.00%, 5/1/2022	140,000	143,716
New York City Transitional Finance Authority Future Tax Secured, Tax Exempt Subordinate Bonds Subseries E, Rev., 5.00%, 11/1/2021	30,000	30,609
New York City Transitional Finance Authority Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series B, Rev., 5.00%, 11/1/2021	460,000	469,338

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2012
Subseries S-1A, Rev., 4.00%, 7/15/2021 (b)	140,000	140,659
Series 2012S-1A, Rev., 5.00%, 7/15/2022	225,000	226,305
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013
Series 2013S-1, Rev., 4.00%, 7/15/2022	25,000	26,079
Series 2013S-1, Rev., 5.00%, 7/15/2024	30,000	31,585
Series 2013S-1, Rev., 5.00%, 7/15/2025	60,000	63,150
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-1, Rev., 5.00%, 7/15/2021 (b)	30,000	30,177
Series 2015S-1, Rev., 5.00%, 7/15/2022 (b)	150,000	158,239
Series 2015S-1, Rev., 5.00%, 7/15/2023	50,000	55,102
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016 Series 2016S-1, Rev., 5.00%, 7/15/2023	25,000	27,551
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-3, Rev., 5.00%, 7/15/2021	70,000	70,407
Series 2018S-4A, Rev., 3.00%, 7/15/2022	100,000	103,199
Series 2018S-3, Rev., 5.00%, 7/15/2022	500,000	502,901
Series 2018S-4, Rev., 5.00%, 7/15/2023	65,000	71,633
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-1, Rev., 5.00%, 7/15/2022	25,000	26,359
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2023	120,000	132,245
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2024	50,000	57,304

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2021 Series 2020S-1, Rev., 5.00%, 7/15/2022	100,000	105,436
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Subseries 13, Rev., 5.00%, 11/1/2021	115,000	117,334
Subseries A-1, Rev., 5.00%, 11/1/2021	100,000	102,030
Subseries A-1, Rev., 5.00%, 11/1/2022	150,000	153,034
Subseries 2003A-1, Rev., 5.00%, 11/1/2023	100,000	102,030
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012C, Rev., 3.00%, 11/1/2021	250,000	253,006
Series 2012A, Rev., 5.00%, 11/1/2021	70,000	71,421
Series 2012E-1, Rev., 5.00%, 2/1/2022	50,000	51,628
Subseries 2012D-1, Rev., 5.00%, 11/1/2023	120,000	122,436
Series 2012A, Rev., 5.00%, 11/1/2024	255,000	260,122
Series E, Subseries 2012E-1, Rev., 5.00%, 2/1/2025	455,000	469,627
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 6/9/2021 (c)	1,955,000	1,955,000
Series 2013I, Rev., 5.00%, 5/1/2022	110,000	114,929
Series 2013D, Rev., 5.00%, 11/1/2022	85,000	90,870
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Subseries 2014C, Rev., 5.00%, 11/1/2021	195,000	198,958
Series 2014A-1, Rev., 5.00%, 11/1/2022	125,000	133,632
Subseries 2014C, Rev., 5.00%, 11/1/2022	165,000	176,394

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014C, Rev., 5.00%, 11/1/2023	40,000	44,611
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 6/1/2021 (c)	725,000	725,000
Series 2015A-1, Rev., 5.00%, 8/1/2021 (b)	25,000	25,202
Series 2015C, Rev., 5.00%, 11/1/2021	180,000	183,654
Series 2015E-1, Rev., 5.00%, 2/1/2022	100,000	103,256
Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	21,139
Subseries 2015A-1, Rev., 5.00%, 8/1/2022	20,000	21,140
Series C, Rev., 5.00%, 11/1/2022	55,000	58,798
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	27,060
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Subseries F-1, Rev., 5.00%, 5/1/2023	20,000	21,861
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018A-1, Rev., 5.00%, 8/1/2022	190,000	200,825
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-1, Rev., 5.00%, 8/1/2022	150,000	158,546
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series C, Subseries C-1, Rev., 5.00%, 5/1/2022	30,000	31,344
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2021	720,000	734,615
Series 2021A, Rev., 3.00%, 11/1/2022	315,000	327,854

Investments	Principal Amount($)	Value($)
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	47,919
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt
Subseries F-1, Rev., 5.00%, 2/1/2022	145,000	149,721
Subseries F-1, Rev., 5.00%, 5/1/2022	25,000	26,120
Series 2013B, Rev., 5.00%, 11/1/2022	130,000	138,977
Subseries F-1, Rev., 5.00%, 2/1/2023	220,000	237,835
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Rev., 2.00%, 11/1/2021	25,000	25,197
Series 2013H, Rev., 5.00%, 11/1/2021	30,000	30,609
Series 2013G, Rev., 4.00%, 11/1/2022	25,000	26,374
Series 2013C, Subseries C-1, Rev., 5.00%, 11/1/2025	140,000	149,543
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016
Series 2016C, Rev., 5.00%, 11/1/2021	145,000	147,944
Series 2016C, Rev., 5.00%, 11/1/2022	20,000	21,381
Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	29,201
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2021	50,000	51,015
Series 2017B, Subseries B-1, Rev., 5.00%, 8/1/2022	25,000	26,424
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series 2020B-1, Rev., 5.00%, 11/1/2021	70,000	71,421
Subseries A-1, Rev., 5.00%, 5/1/2022	175,000	182,842
New York City Water and Sewer System, Fiscal Year 2012
Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 6/1/2021 (c)	3,500,000	3,500,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 6/1/2021 (c)	655,000	655,000
New York City Water and Sewer System, Second General Resolution
Series 2011GG, Rev., 5.00%, 6/15/2021 (b)	25,000	25,045
Series 2021HH, Rev., 5.00%, 6/15/2021	100,000	100,178
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.01%, 6/1/2021 (c)	4,485,000	4,485,000
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011GG, Rev., 5.00%, 6/15/2021 (b)	65,000	65,116
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012AA, Rev., 5.00%, 6/15/2021 (b)	30,000	30,053
Series 2012EE, Rev., 5.00%, 6/15/2022	80,000	84,079
Series FF, Rev., 5.00%, 6/15/2022	30,000	31,530
Series 2012EE, Rev., 4.00%, 6/15/2023	50,000	51,998
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013
Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 6/9/2021 (c)	8,815,000	8,815,000
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014DD, Rev., 5.00%, 6/15/2022	155,000	162,904
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2016
Subseries 2016CC-1, Rev., 4.00%, 6/15/2021 (b)	45,000	45,064
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series 2017CC, Rev., 5.00%, 6/15/2023	955,000	979,865

Investments	Principal Amount($)	Value($)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Rev., 4.00%, 6/15/2021 (b)	100,000	100,142
Series 2018FF, Rev., 5.00%, 6/15/2021 (b)	25,000	25,045
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.08%, 6/9/2021 (c)	22,450,000	22,450,000
Series 2019DD-2, Rev., 5.00%, 6/15/2024	35,000	37,617
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 4.00%, 6/15/2021 (b)	25,000	25,036
Series 2020CC-2, Rev., 5.00%, 6/15/2022	100,000	105,099
New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured Series 2016B, Rev., 5.00%, 11/15/2022	30,000	31,865
New York Municipal Bond Bank Agency, Prior Year Claims
Series 2012A, Rev., 5.00%, 12/1/2021	245,000	251,000
Series 2012A, Rev., 5.00%, 12/1/2022	40,000	42,941
New York Power Authority Series 2011A, Rev., 5.00%, 11/15/2022 (b)	100,000	107,127
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 7/1/2021	20,000	20,079
Rev., NATL-RE, 5.50%, 7/1/2021	180,000	180,740
Series E, Rev., 5.00%, 10/1/2021	45,000	45,730
Series 2018E, Rev., 5.00%, 3/15/2022	25,000	25,966
Series 2012A, Rev., 3.75%, 7/1/2022 (b)	50,000	51,959
Series 2016A, Rev., 4.00%, 7/1/2022	100,000	104,214
Series 2015A, Rev., 5.00%, 7/1/2022	45,000	47,387
Series 2017A, Rev., 5.00%, 7/1/2022	40,000	42,122

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 7/1/2023	20,000	21,995
New York State Dormitory Authority, Albany Public Library Rev., 4.00%, 7/1/2021	50,000	50,158
New York State Dormitory Authority, Columbia University
Series 2011A, Rev., 5.00%, 10/1/2021	45,000	45,737
Series 2012A, Rev., 5.00%, 10/1/2021	125,000	127,048
Series 2016B, Rev., 5.00%, 10/1/2021	100,000	101,638
Series 2012A, Rev., 5.00%, 10/1/2022	90,000	95,915
Series B, Rev., 5.00%, 10/1/2022	70,000	74,601
New York State Dormitory Authority, Cornell University
Series 2016A, Rev., 5.00%, 7/1/2021	50,000	50,199
Series 2019A, Rev., 4.00%, 7/1/2022	20,000	20,849
New York State Dormitory Authority, Court Facilities Lease
Rev., 5.00%, 8/1/2021	75,000	75,591
Rev., AMBAC, 5.50%, 5/15/2022	225,000	236,627
Rev., 5.00%, 8/1/2022	110,000	116,147
New York State Dormitory Authority, Department of Health
Series 2016A, Rev., 5.00%, 7/1/2022	195,000	205,432
Series 2016A, Rev., 5.00%, 7/1/2023	25,000	27,460
New York State Dormitory Authority, Dormitory Facilities
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	94,772
Series 2015A, Rev., 5.00%, 7/1/2022 (b)	185,000	194,704
Series 2013A, Rev., 5.00%, 7/1/2024	270,000	296,049
New York State Dormitory Authority, Fifth General Resolution Series 2005A, Rev., NATL-RE, 5.50%, 7/1/2021	115,000	115,501
New York State Dormitory Authority, Fordham University
Series 2011A, Rev., 5.00%, 7/1/2021	115,000	115,454

Investments	Principal Amount($)	Value($)
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	100,000	100,394
Rev., 5.00%, 7/1/2023	200,000	220,300
New York State Dormitory Authority, Harborfields Public Library Rev., 4.00%, 7/1/2022	40,000	41,699
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2022	100,000	105,294
Rev., 5.00%, 7/1/2023	225,000	247,589
Series 2015A, Rev., 5.00%, 7/1/2024	200,000	228,521
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	41,309
New York State Dormitory Authority, Master Boces Program Lease Rev., 5.00%, 8/15/2022	60,000	63,531
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2012-1, Rev., 4.38%, 1/1/2022 (b)	230,000	235,691
Rev., 5.00%, 1/1/2022(b)	25,000	25,717
Series 2012-1, Rev., 5.00%, 1/1/2022 (b)	250,000	257,093
Rev., NATL-RE, 5.50%, 7/1/2023	955,000	1,012,107
New York State Dormitory Authority, Mount Sinai School of Medical Series 1994A, Rev., NATL-RE, 5.15%, 7/1/2024	100,000	109,728
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2025	200,000	229,353
New York State Dormitory Authority, New York University Series 2015A, Rev., 5.00%, 7/1/2021	180,000	180,713
New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group
Rev., 3.00%, 7/1/2021	200,000	200,439
Rev., 5.00%, 7/1/2021	415,000	416,578
Rev., 5.00%, 7/1/2023	150,000	164,531
Rev., 5.00%, 7/1/2024	790,000	900,304
Rev., 5.00%, 7/1/2026	465,000	528,237

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2019A, Rev., 5.00%, 5/1/2022	180,000	187,743
Series 2019B-1, Rev., 5.00%, 5/1/2022 (c)	6,525,000	6,652,290
Rev., 5.00%, 5/1/2023	200,000	217,798
Series 2015A, Rev., 5.00%, 5/1/2023	565,000	615,281
Rev., 5.00%, 5/1/2025	300,000	350,992
New York State Dormitory Authority, NYSARC Inc.
Series 2012A, Rev., 2.25%, 7/1/2021	225,000	225,391
Rev., 5.00%, 7/1/2022	145,000	152,757
New York State Dormitory Authority, NYU Hospitals Center
Rev., 5.00%, 7/1/2021	25,000	25,095
Series 2016A, Rev., 4.00%, 7/1/2022	35,000	36,405
Rev., 5.00%, 7/1/2022	405,000	425,622
Rev., 5.00%, 7/1/2023	120,000	131,625
New York State Dormitory Authority, Personal Income Tax
Series 2011E, Rev., 4.00%, 8/15/2022	100,000	100,792
Series 2015B, Rev., 5.00%, 2/15/2024	20,000	22,554
New York State Dormitory Authority, Personal Income Tax Refunding, General Purpose Series 2012A, Rev., 4.00%, 12/15/2021	50,000	51,049
New York State Dormitory Authority, Rochester Institute of Technology Rev., 4.00%, 7/1/2022 (b)	75,000	78,125
New York State Dormitory Authority, Sales Tax Series 2013A, Rev., 5.00%, 3/15/2023 (b)	60,000	65,245
New York State Dormitory Authority, School Districts Financing Program
Series 2016H, Rev., 1.25%, 10/1/2021	125,000	125,457
Series 2017A, Rev., 4.00%, 10/1/2021	25,000	25,323
Series 2018C-1, Rev., 4.00%, 10/1/2021	25,000	25,324
Series B, Rev., 4.00%, 10/1/2021	35,000	35,446
Series 2011A, Rev., 5.00%, 10/1/2021	210,000	213,369

Investments	Principal Amount($)	Value($)
Series 2013A, Rev., AGM, 5.00%, 10/1/2021	30,000	30,474
Series 2014A, Rev., AGM, 5.00%, 10/1/2021	95,000	96,553
Series 2017F, Rev., 5.00%, 10/1/2021	750,000	762,159
Series 2018A, Rev., 5.00%, 10/1/2021	700,000	711,230
Series 2019A, Rev., 5.00%, 10/1/2021	215,000	218,449
Series 2020A, Rev., AGM, 5.00%, 10/1/2021	105,000	106,685
Series A, Rev., 5.00%, 10/1/2021	25,000	25,406
Series A, Rev., 5.00%, 4/1/2022	50,000	52,023
Rev., 4.00%, 10/1/2022	125,000	131,382
Series 2018C, Rev., 4.00%, 10/1/2022	45,000	47,069
Series A, Rev., 4.00%, 10/1/2022	25,000	26,276
Series C, Rev., 4.00%, 10/1/2022	45,000	47,069
Series 2013E, Rev., AGM, 5.00%, 10/1/2022	25,000	26,584
Series 2014E, Rev., AGM, 5.00%, 10/1/2022	50,000	53,168
Series 2015B, Rev., AGM, 5.00%, 10/1/2022	40,000	42,512
Series 2018A, Rev., 5.00%, 10/1/2022	25,000	26,608
Series 2019A, Rev., 5.00%, 10/1/2022	30,000	31,930
Series A, Rev., 5.00%, 10/1/2022	85,000	90,469
Series H, Rev., 5.00%, 10/1/2022	30,000	31,930
Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	319,260
Series 2014A, Rev., AGM, 5.00%, 10/1/2023	30,000	33,138
Series 2016G, Rev., 5.00%, 10/1/2023	40,000	44,293
Series 2017F, Rev., 5.00%, 10/1/2023	150,000	165,101
Series 2019A, Rev., 5.00%, 10/1/2023	150,000	166,283
Series 2015D, Rev., 5.00%, 10/1/2024	165,000	188,700
Series C, Rev., 5.00%, 10/1/2024	100,000	106,240

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,634,862
Series H, Rev., 5.00%, 10/1/2025	135,000	143,461
New York State Dormitory Authority, Skidmore College Series 2011A, Rev., 5.50%, 7/1/2021	400,000	401,736
New York State Dormitory Authority, Smithtown Special Library Rev., 5.00%, 7/1/2022	215,000	226,405
New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2023	60,000	66,335
New York State Dormitory Authority, State Personal Income Tax
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2022	35,000	36,490
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2023	30,000	32,881
Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	114,311
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2011E, Rev., 5.00%, 8/15/2021	70,000	70,698
Series 2020A, Rev., 5.00%, 9/15/2021	375,000	380,273
Series 2012A, Rev., 5.00%, 12/15/2021	1,050,000	1,077,665
Series 2012D, Rev., 2.00%, 2/15/2022	40,000	40,538
Series 2014E, Rev., 4.00%, 2/15/2022	20,000	20,550
Series 2014A, Rev., 5.00%, 2/15/2022	310,000	320,706
Series 2014E, Rev., 5.00%, 2/15/2022	190,000	196,562
Series 2016D, Rev., 5.00%, 2/15/2022	80,000	82,763
Series 2017A, Rev., 5.00%, 2/15/2022	435,000	450,023
Series 2012B, Rev., 5.00%, 3/15/2022	95,000	98,670
Series 2014C, Rev., 5.00%, 3/15/2022	290,000	301,202
Series 2015A, Rev., 5.00%, 3/15/2022	270,000	280,430
Series 2015E, Rev., 5.00%, 3/15/2022	170,000	176,567

Investments	Principal Amount($)	Value($)
Series 2018A, Rev., 5.00%, 3/15/2022	25,000	25,966
Series 2012A, Rev., 4.00%, 12/15/2022 (b)	60,000	63,600
Series 2012A, Rev., 5.00%, 12/15/2022	440,000	472,990
Series 2013A, Rev., 5.00%, 2/15/2023	50,000	54,155
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	25,000	27,084
Series 2015B, Rev., 5.00%, 2/15/2023	95,000	102,895
Series 2016D, Rev., 5.00%, 2/15/2023	105,000	113,727
Series 2017B, Rev., 5.00%, 2/15/2023	595,000	644,451
Series 2015A, Rev., 5.00%, 3/15/2023	75,000	81,533
Series 2015E, Rev., 5.00%, 3/15/2023	190,000	206,551
Series A, Rev., 5.00%, 3/15/2023	25,000	27,178
Series 2012A, Rev., 5.00%, 12/15/2023	95,000	102,073
Series 2014A, Rev., 4.00%, 2/15/2024	35,000	38,527
Series 2012E, Rev., 5.00%, 2/15/2024	400,000	413,466
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	45,108
Series 2018A, Rev., 5.00%, 3/15/2024	525,000	593,958
Series 2012A, Rev., 5.00%, 12/15/2025	110,000	118,172
New York State Dormitory Authority, State Sales Tax
Series 2013A, Rev., 5.00%, 3/15/2022	270,000	280,430
Series 2014A, Rev., 5.00%, 3/15/2022	200,000	207,726
Series 2015A, Rev., 5.00%, 3/15/2022	70,000	72,704
Series 2018A, Rev., 5.00%, 3/15/2022	50,000	51,931
Series 2013A, Rev., 5.00%, 3/15/2023	85,000	92,405
Series 2015A, Rev., 5.00%, 3/15/2023	75,000	81,533
Series 2015B, Rev., 5.00%, 3/15/2023	25,000	27,178
Series 2017A, Rev., 5.00%, 3/15/2023	25,000	27,178

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2013A, Rev., 5.00%, 3/15/2024	340,000	369,106
Series 2016A, Rev., 5.00%, 3/15/2024	50,000	56,597
New York State Dormitory Authority, State University Dormitory Facilities
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	45,000	45,179
Series 2017A, Rev., 5.00%, 7/1/2021 (b)	65,000	65,256
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	35,000	36,855
New York State Dormitory Authority, State University Educational Facilities Series 1994A, Rev., NATL-RE, Zero Coupon, 5/15/2022	30,000	29,891
New York State Dormitory Authority, State University Facilities Series 2013A, Rev., 5.00%, 7/1/2021 (b)	40,000	40,157
New York State Dormitory Authority, The New School Project
Series 2016A, Rev., 5.00%, 7/1/2021	100,000	100,383
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 4.00%, 5/15/2022	180,000	186,677
Series 2012A, Rev., 5.00%, 5/15/2022	120,000	125,594
Series 2012A, Rev., 5.00%, 5/15/2023	750,000	784,817
Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	33,139
Rev., 5.00%, 5/15/2024	535,000	559,834
New York State Dormitory Authority, Wyckoff Heights Medical Center Rev., 5.00%, 8/15/2021	150,000	151,482
New York State Energy Research & Development Authority, Electric & Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	125,000	130,968
New York State Environmental Facilities Corp., Master Financing Program
Series 2016B, Rev., 4.00%, 8/15/2021	25,000	25,199
Series 2016B, Rev., 5.00%, 2/15/2022	25,000	25,865

Investments	Principal Amount($)	Value($)
Series 2015B, Rev., 5.00%, 3/15/2022	120,000	124,645
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects
Series 2012A, Rev., 5.00%, 6/15/2022	25,000	26,272
Series 2012D, Rev., 5.00%, 6/15/2022	25,000	26,272
Series 2020A, Rev., 5.00%, 6/15/2022	35,000	36,781
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2012A, Rev., 3.00%, 6/15/2021	25,000	25,026
Series 2016A, Rev., 4.00%, 6/15/2021	50,000	50,071
Rev., 5.00%, 6/15/2021	75,000	75,133
Series 2014A, Rev., 5.00%, 6/15/2021	30,000	30,053
Series 2015A, Rev., 5.00%, 6/15/2021	40,000	40,071
Series 2017E, Rev., 5.00%, 6/15/2021	25,000	25,045
Series 2017E, Rev., 4.00%, 6/15/2022	30,000	31,216
Rev., 5.00%, 6/15/2022	150,000	150,529
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	21,980
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2011A, Rev., 5.00%, 8/15/2021	25,000	25,249
Series 2013B, Rev., 5.00%, 5/15/2022	25,000	26,170
Series 2012D, Rev., 5.00%, 9/15/2022	50,000	53,151
New York State Thruway Authority
Series I, Rev., 5.00%, 1/1/2022 (b)	460,000	473,188
Series I, Rev., 5.00%, 1/1/2022	200,000	205,611
Series J, Rev., 5.00%, 1/1/2022	80,000	82,244
Series K, Rev., 5.00%, 1/1/2022	150,000	154,208
Series L, Rev., 5.00%, 1/1/2022	40,000	41,122

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series I, Rev., 5.00%, 1/1/2023	75,000	77,053
Series K, Rev., 5.00%, 1/1/2023	155,000	166,535
Series L, Rev., 5.00%, 1/1/2023	175,000	188,024
Series J, Rev., 5.00%, 1/1/2024	70,000	78,360
Series J, Rev., 5.00%, 1/1/2026	35,000	39,180
New York State Thruway Authority, Highway and Bridge Trust Fund
Series 2012A, Rev., 4.00%, 4/1/2022	25,000	25,811
Series 2012A, Rev., 5.00%, 4/1/2022	575,000	598,417
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2012A, Rev., 5.00%, 3/15/2022	165,000	171,374
Series 2013A, Rev., 5.00%, 3/15/2022	75,000	77,897
Series 2012A, Rev., 5.00%, 3/15/2023	40,000	40,557
Series A, Rev., 5.00%, 3/15/2023	25,000	27,178
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013C, Rev., 5.00%, 3/15/2022	55,000	57,124
Series 2013D, Rev., 5.00%, 3/15/2022	305,000	316,782
Series 2013E-A, Rev., 5.00%, 3/15/2022	135,000	140,215
Series 2014A-A, Rev., 5.00%, 3/15/2022	270,000	280,430
Series 2015A, Rev., 5.00%, 3/15/2022	100,000	103,863
Series A, Rev., 5.00%, 3/15/2022	325,000	337,554
Series A-1, Rev., 5.00%, 3/15/2022	130,000	135,022
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2022	40,000	41,702
Series 2013C, Rev., 5.00%, 3/15/2023	25,000	27,178
Series 2013D, Rev., 5.00%, 3/15/2023	45,000	48,920
Series 2016A, Rev., 5.00%, 3/15/2023	135,000	146,760

Investments	Principal Amount($)	Value($)
Series 2020C, Rev., 5.00%, 3/15/2023	25,000	27,178
Series A-1, Rev., 5.00%, 3/15/2023	30,000	32,613
Series 2014A, Rev., 5.00%, 3/15/2024	60,000	67,845
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2022	55,000	57,125
Niskayuna Central School District
GO, 4.00%, 6/15/2021	40,000	40,055
GO, 4.00%, 4/15/2022	55,000	56,823
North Babylon Union Free School District GO, 5.00%, 8/1/2021	25,000	25,200
North Salem Central School District
GO, BAN, 1.50%, 6/25/2021	2,250,000	2,251,177
GO, 3.00%, 6/15/2022	45,000	46,358
North Syracuse Central School District GO, BAN, 1.50%, 8/6/2021	1,225,000	1,227,961
Ossining Union Free School District GO, 3.00%, 8/15/2021	50,000	50,297
Owego Apalachin Central School District GO, RAN, 1.00%, 6/25/2021	500,000	500,151
Oyster Bay-East Norwich Central School District
GO, 4.00%, 9/15/2021	50,000	50,562
GO, 4.00%, 9/15/2022	65,000	68,261
Patchogue-Medford Union Free School District Series 2012B, GO, AGM, 5.00%, 7/1/2022	30,000	31,575
Peekskill City School District GO, BAN, 2.00%, 6/29/2021	500,000	500,625
Pelham Union Free School District
GO, 5.00%, 8/15/2021	80,000	80,799
GO, 5.00%, 8/15/2022	20,000	21,180
Penn Yan Central School District GO, 2.00%, 12/15/2021	75,000	75,734
Pittsford Central School District
GO, 4.00%, 10/1/2021	105,000	106,362
Series 2012B, GO, 4.00%, 12/15/2021	25,000	25,526
GO, 4.00%, 10/1/2022	25,000	26,297
Plainedge Union Free School District
Series 2012B, GO, 4.00%, 6/15/2021	20,000	20,028
Series 2012A, GO, 4.00%, 8/15/2021	50,000	50,398

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Port Authority of New York & New Jersey
Series 180, Rev., 5.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 9/1/2021	65,000	65,782
Series 194, Rev., 5.00%, 10/15/2021	60,000	61,078
Series 173, Rev., 4.00%, 12/1/2021	105,000	107,017
Series 175, Rev., 5.00%, 12/1/2021	85,000	87,056
Series 179, Rev., 5.00%, 12/1/2021	145,000	148,507
Series 189, Rev., 5.00%, 5/1/2022	135,000	140,998
Series 209, Rev., 5.00%, 7/15/2022	65,000	68,533
Series 194, Rev., 5.00%, 10/15/2022	40,000	42,653
Series 173, Rev., 4.00%, 12/1/2022	155,000	160,937
Series 175, Rev., 5.00%, 12/1/2022	20,000	21,449
Series 173, Rev., 4.00%, 12/1/2023	250,000	259,464
Series 189, Rev., 5.00%, 5/1/2025	45,000	52,859
Port Washington Union Free School District GO, BAN, 1.50%, 8/5/2021	2,040,000	2,044,673
Putnam Valley Central School District
GO, 4.00%, 6/15/2021	85,000	85,120
GO, 5.00%, 6/15/2022	100,000	105,089
Riverhead Central School District GO, 3.00%, 3/15/2022	25,000	25,575
Rockville Centre Union Free School District GO, 3.00%, 6/15/2021	25,000	25,026
Roslyn Union Free School District
GO, BAN, 2.00%, 9/3/2021	1,174,407	1,179,470
GO, 4.00%, 10/15/2021	25,000	25,357
Rye City School District GO, 2.00%, 8/15/2022	90,000	90,123
Sachem Central School District
GO, 5.00%, 8/15/2021	50,000	50,499
GO, 5.00%, 10/15/2021	65,000	66,183
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2021	145,000	147,097
Series 2015A, Rev., 5.00%, 10/15/2021	505,000	514,169

Investments	Principal Amount($)	Value($)
Series 2015A, Rev., 4.00%, 10/15/2022	135,000	142,224
Series 2015A, Rev., 5.00%, 10/15/2022	235,000	250,791
Series A, Rev., 5.00%, 10/15/2026	20,000	23,084
Saratoga County Water Authority Rev., 5.00%, 9/1/2021	75,000	75,913
Sayville Union Free School District
GO, 3.00%, 6/15/2021	25,000	25,026
GO, 4.00%, 6/15/2021	35,000	35,050
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2022	100,000	102,847
Shenendehowa Central School District, Clifton Park
GO, 3.00%, 6/15/2021	120,000	120,123
GO, 3.00%, 6/15/2022	50,000	51,472
GO, 4.00%, 6/15/2022	20,000	20,796
GO, 3.00%, 6/15/2023	65,000	68,724
Smithtown Central School District
GO, 5.00%, 8/1/2021	20,000	20,161
GO, 5.00%, 10/15/2021	45,000	45,819
GO, 5.00%, 10/15/2022	25,000	26,676
Somers Central School District GO, 5.00%, 9/15/2021	20,000	20,282
South Country Central School District at Brookhaven
GO, 4.00%, 7/15/2021	110,000	110,516
GO, 5.00%, 10/15/2021	45,000	45,819
GO, 4.00%, 10/15/2022	25,000	26,334
South Orangetown Central School District GO, 5.00%, 12/1/2021	50,000	51,224
Spencerport Central School District GO, 4.00%, 6/15/2021	125,000	125,175
Starpoint Central School District GO, 4.00%, 6/15/2021	100,000	100,140
State of New York, Tax-Exempt
Series 2011E, GO, 3.50%, 12/15/2021 (b)	25,000	25,458
Series 2011E, GO, 4.00%, 12/15/2021 (b)	65,000	66,373
Series 2011E, GO, 5.00%, 12/15/2021 (b)	205,000	210,423
Series 2018A, GO, 5.00%, 2/15/2022	25,000	25,867
Series 2013A, GO, 4.00%, 3/1/2023	35,000	37,367
Suffern Central School District
GO, 5.00%, 10/15/2021	55,000	56,001
GO, 5.00%, 10/15/2022	70,000	74,693

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Suffolk County Water Authority, Water System
Rev., 3.00%, 12/1/2021 (b)	50,000	50,726
Rev., 4.00%, 12/1/2021 (b)	80,000	81,567
Rev., 5.00%, 12/1/2021 (b)	100,000	102,455
Syracuse Industrial Development Agency, School District Project Series 2021A, Rev., 5.00%, 5/1/2022	65,000	67,919
Three Village Central School District Brookhaven & Smithtown
GO, 4.00%, 5/1/2022	25,000	25,894
GO, 5.00%, 5/15/2022	40,000	41,873
GO, 4.00%, 12/15/2022	35,000	37,097
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2021	200,000	200,790
Tonawanda City School District GO, 5.00%, 8/15/2021	60,000	60,585
Town of Amherst, Public Improvement
Series 2019A, GO, 3.00%, 11/1/2021	100,000	101,190
GO, 5.00%, 11/1/2021	25,000	25,504
Town of Brookhaven
GO, 4.00%, 3/15/2022	30,000	30,925
GO, 5.00%, 3/15/2022	60,000	62,323
Town of Carmel, Public Improvement GO, 5.00%, 10/1/2021	35,000	35,570
Town of Cheektowaga, Various Purpose GO, 4.00%, 8/1/2021	25,000	25,161
Town of Clarence, Public Improvement GO, 4.00%, 7/15/2021	25,000	25,116
Town of Clarkstown, Public Improvement
GO, 4.00%, 10/15/2021	50,000	50,708
GO, 2.00%, 6/15/2022	25,000	25,472
GO, 3.00%, 6/15/2022	100,000	102,923
Town of Colonie, Public Improvement GO, 4.00%, 5/1/2022	25,000	25,845
Town of Cornwall GO, BAN, 1.25%, 7/23/2021	2,100,000	2,102,023
Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,094
Town of Dewitt Local Development Corp., Multi-Purpose Building Project Rev., AGM, 4.00%, 8/1/2021	35,000	35,222
Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2021	50,000	50,499

Investments	Principal Amount($)	Value($)
Town of Greenburgh, Public Improvement
GO, 4.00%, 6/1/2021	65,000	65,000
GO, 5.00%, 4/15/2022	25,000	26,070
GO, 5.00%, 10/1/2022	35,000	37,281
Town of Harrison, Public Improvement GO, 5.00%, 12/1/2022	35,000	37,552
Town of Hempstead, Public Improvement GO, 5.00%, 4/15/2022	25,000	26,070
Town of Henrietta, Public Improvement GO, 3.13%, 12/15/2021	45,000	45,709
Town of Huntington, Public Improvement GO, 3.00%, 9/1/2021	150,000	151,085
Town of Islip, Public Improvement Series 2016B, GO, 4.00%, 10/15/2021	55,000	55,798
Town of Islip, Various Purpose Series 2018A, GO, 5.00%, 5/15/2022	30,000	31,404
Town of Lewisboro Series 2021A, GO, BAN, 1.50%, 4/14/2022	1,311,500	1,325,269
Town of North Hempstead, Public Improvement
Series 2016B, GO, 2.00%, 9/15/2021	25,000	25,138
Series 2019A, GO, 5.00%, 3/15/2022	25,000	25,970
Series 2017C, GO, 2.00%, 9/15/2022	30,000	30,738
Town of Oyster Bay, Public Improvement
GO, 2.00%, 11/1/2021	420,000	422,858
GO, 4.00%, 11/1/2022	410,000	430,007
Town of Riverhead, Public Improvement
GO, 4.00%, 6/1/2021	25,000	25,000
GO, 4.00%, 6/1/2022	25,000	25,963
Town of Southampton, Erosion Control District GO, 4.00%, 9/1/2021	20,000	20,194
Triborough Bridge and Tunnel Authority
Series 1997A, Rev., 5.25%, 1/1/2022 (b)	30,000	30,903
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	40,000	42,851

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Triborough Bridge and Tunnel Authority, General Purpose Series 1999-B, Rev., 5.50%, 1/1/2022 (b)	140,000	144,420
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 4.00%, 11/15/2021	280,000	284,977
Series 2014A, Rev., 4.00%, 11/15/2021	90,000	91,600
Series 2012B, Rev., 5.00%, 11/15/2021	135,000	138,010
Series 2013B, Rev., 5.00%, 11/15/2021	100,000	102,230
Series 2011A, Rev., 5.00%, 1/1/2022	355,000	365,065
Series 2011A, Rev., 5.00%, 1/1/2022 (b)	120,000	123,440
Series 2012B, Rev., 5.00%, 11/15/2022	85,000	91,003
Series 2013A, Rev., 5.00%, 11/15/2022	30,000	32,114
Series 2012B, Rev., 5.00%, 11/15/2023	35,000	37,445
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art
Series 2016-1-E, Rev., 4.00%, 2/1/2023	455,000	483,236
Series 2012A, Rev., 5.00%, 4/1/2023	125,000	135,697
Utility Debt Securitization Authority Series 2016B, Rev., 5.00%, 6/15/2021	275,000	275,490
Valley Stream Union Free School District No. 13 GO, 5.00%, 9/1/2022	200,000	212,227
Victor Central School District GO, 5.00%, 6/15/2021	110,000	110,195
Village of Dobbs Ferry, Public Improvement GO, 5.00%, 9/1/2021	30,000	30,361
Village of Lake Success GO, BAN, 1.50%, 6/18/2021	1,029,313	1,029,675
Village of Ossining GO, BAN, 1.25%, 9/24/2021	7,107,446	7,128,829
Village of Tarrytown, Public Improvement
GO, 3.13%, 10/15/2021 (b)	100,000	101,125
GO, 3.00%, 6/15/2022	25,000	25,754
Wallkill Central School District
GO, 2.00%, 6/15/2021	50,000	50,027

Investments	Principal Amount($)	Value($)
GO, 3.00%, 6/15/2021	35,000	35,037
Wappingers Central School District GO, 3.00%, 12/1/2021	40,000	40,562
Warwick Valley Central School District GO, 5.00%, 6/15/2021	45,000	45,078
Washingtonville Central School District, Orange City GO, 5.00%, 6/15/2021	40,000	40,071
Webster Central School District
GO, 5.00%, 6/15/2021	110,000	110,195
GO, 4.00%, 10/1/2021	20,000	20,260
West Babylon Union Free School District
GO, 5.00%, 6/15/2021	50,000	50,089
GO, 4.00%, 8/1/2021	55,000	55,354
West Islip Fire District GO, BAN, 2.00%, 7/9/2021	3,590,000	3,595,055
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2021	260,000	260,000
Western Nassau County Water Authority, Water System Series 2015B, Rev., 5.00%, 4/1/2022	25,000	26,001
White Plains City School District GO, 5.00%, 6/15/2021	35,000	35,062
Williamsville Central School District GO, 5.00%, 6/1/2022	45,000	47,205
Yorkshire-Pioneer Central School District
GO, 2.00%, 6/1/2021	50,000	50,000
GO, 4.00%, 7/15/2021	55,000	55,244
Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	112,782

Total New York		196,380,732

North Carolina — 1.5%
Appalachian State University
Rev., 4.00%, 10/1/2021 (b)	35,000	35,455
Rev., 4.25%, 10/1/2021 (b)	55,000	55,760
Rev., 5.00%, 10/1/2021 (b)	25,000	25,407
Series A, Rev., 5.00%, 10/1/2022	40,000	42,551
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5.00%, 8/1/2021	100,000	100,805

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Charlotte-Mecklenburg Hospital Authority (The), Atrium Healthcare System
Series 2018A, Rev., 5.00%, 1/15/2022 (b)	25,000	25,763
Series 2018C, Rev., 5.00%, 3/1/2023 (c)	645,000	698,027
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System
Series 2013A, Rev., 4.00%, 1/15/2022	25,000	25,600
Series 2016A, Rev., 4.00%, 1/15/2023	35,000	37,167
Series 2016A, Rev., 5.00%, 1/15/2025	340,000	396,120
Series 2016A, Rev., 5.00%, 1/15/2026	65,000	78,223
City of Asheville, Limited Obligation Rev., 5.00%, 4/1/2022	40,000	41,632
City of Asheville, Special Obligation Rev., 4.00%, 10/1/2021	30,000	30,386
City of Burlington, Combined Enterprise System Series 2011, Rev., 4.00%, 2/1/2022	25,000	25,650
City of Charlotte
Series 2019A, GO, 4.00%, 6/1/2021	50,000	50,000
Series 2012A, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2020A, GO, 4.00%, 6/1/2022	50,000	51,952
Series 2012A, GO, 5.00%, 7/1/2022 (b)	20,000	21,058
GO, 5.00%, 12/1/2022	30,000	32,197
Series 2013C, COP, 5.00%, 6/1/2023	25,000	27,398
City of Charlotte, Airport Special Facilities
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	60,000	60,236
Series 2017A, Rev., 5.00%, 7/1/2024	35,000	40,072
City of Charlotte, Convention Facility Project
COP, 5.00%, 12/1/2021	125,000	128,016
Series 2016A, COP, 5.00%, 12/1/2021	50,000	51,207
Series 2019A, COP, 5.00%, 6/1/2024	60,000	68,424
City of Charlotte, Equipment Acquisition and Public Facilities
Series 2012A, COP, 4.00%, 12/1/2021	40,000	40,766

Investments	Principal Amount($)	Value($)
COP, 5.00%, 12/1/2021	40,000	40,965
Series 2016A, COP, 5.00%, 12/1/2023	30,000	33,555
City of Charlotte, Storm Water
Rev., 4.00%, 12/1/2021	50,000	50,978
Rev., 5.00%, 12/1/2021	25,000	25,614
City of Charlotte, Water & Sewer System
Rev., 5.00%, 7/1/2021	20,000	20,079
Rev., 5.00%, 12/1/2021	35,000	35,859
City of Concord, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2022	50,000	52,445
City of Durham
GO, 5.00%, 9/1/2021	75,000	75,911
GO, 5.00%, 9/1/2022	20,000	21,223
City of Durham, Water and Sewer Utility System Rev., 4.00%, 6/1/2021	35,000	35,000
City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	27,295
City of Greensboro, Combined Water and Sewer System
Rev., 5.00%, 6/1/2021	125,000	125,000
Rev., 5.25%, 6/1/2022	35,000	36,798
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2022	25,000	26,730
City of Jacksonville, Enterprise System Rev., 4.00%, 5/1/2022	35,000	36,242
City of Raleigh Series 2011A, GO, 4.00%, 9/1/2021	25,000	25,242
City of Raleigh, Combined Enterprise System
Series 2015B, Rev., 5.00%, 12/1/2021	50,000	51,222
Series 2012A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,918
City of Raleigh, Limited Obligation
Series 2020A, Rev., 5.00%, 6/1/2021	40,000	40,000
Series A, Rev., 4.00%, 10/1/2022	25,000	26,294
Rev., 5.00%, 2/1/2024	50,000	56,293
City of Raleigh, Public Improvement GO, 3.00%, 6/1/2021	50,000	50,000
City of Sanford, Public Improvement GO, 4.00%, 2/1/2022	50,000	51,299

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Winston, Limited Obligation Series C, Rev., 5.00%, 6/1/2022	50,000	52,445
City of Winston-Salem Series 2012B, GO, 4.00%, 6/1/2021	20,000	20,000
City of Winston-Salem, Limited Obligation Series 2014C, Rev., 5.00%, 6/1/2021	25,000	25,000
City of Winston-Salem, Water and Sewer System Rev., 5.00%, 6/1/2021	75,000	75,000
County of Brunswick GO, 5.00%, 8/1/2022	45,000	47,564
County of Brunswick, Enterprise Systems Series 2012A, Rev., 5.00%, 4/1/2022 (b)	35,000	36,429
County of Buncombe, Limited Obligation
Rev., 5.00%, 6/1/2021	50,000	50,000
Series 2014A, Rev., 5.00%, 6/1/2021	55,000	55,000
Rev., 5.00%, 6/1/2022 (b)	75,000	78,670
Series 2014A, Rev., 5.00%, 6/1/2022	170,000	178,311
Series 2020A, Rev., 5.00%, 6/1/2022	20,000	20,978
County of Cabarrus, Installment Financing Contract
Rev., 5.00%, 6/1/2021	125,000	125,000
Rev., 5.00%, 6/1/2022	50,000	52,445
County of Chatham, Limited Obligation
Rev., 4.00%, 11/1/2021	25,000	25,405
Rev., 5.00%, 11/1/2021	140,000	142,848
Rev., 5.00%, 11/1/2022	25,000	26,730
County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	21,464
County of Cumberland GO, 4.00%, 8/1/2021	25,000	25,158
County of Dare, Limited Obligation
Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,960
Series 2020D, Rev., 5.00%, 6/1/2022 (b)	35,000	36,713
County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2022	35,000	36,711
County of Durham
GO, 5.00%, 10/1/2021	50,000	50,816

Investments	Principal Amount($)	Value($)
GO, 4.00%, 11/1/2021	25,000	25,407
GO, 5.00%, 4/1/2022	25,000	26,027
County of Gaston
GO, 5.00%, 2/1/2022	25,000	25,816
GO, 5.00%, 3/1/2022	25,000	25,918
County of Guilford Series 2016A, GO, 5.00%, 2/1/2022	45,000	46,468
County of Guilford, Public Improvement
Series 2012A, GO, 5.00%, 3/1/2022	180,000	186,609
Series 2017A, GO, 5.00%, 5/1/2022	40,000	41,793
County of Henderson, Limited Obligation Series 2018A, Rev., 4.00%, 6/1/2021	90,000	90,000
County of Iredell, Limited Obligation Rev., 5.00%, 6/1/2022	25,000	26,220
County of Lincoln Series 2012A, GO, 3.00%, 6/1/2021	75,000	75,000
County of Mecklenburg
Series 2016A, GO, 5.00%, 9/1/2021	105,000	106,281
Series 2013A, GO, 5.00%, 12/1/2021	210,000	215,153
Series 2016A, GO, 5.00%, 9/1/2022	50,000	53,064
County of Mecklenburg, Limited Obligation
Series 2015A, Rev., 5.00%, 10/1/2021	215,000	218,508
Series 2015A, Rev., 5.00%, 10/1/2022	120,000	127,837
County of Mecklenburg, Public Improvement Series 2016B, GO, 5.00%, 12/1/2021	30,000	30,736
County of Moore GO, 5.00%, 12/1/2021	50,000	51,224
County of New Hanover GO, 5.00%, 9/1/2021	70,000	70,851
County of New Hanover, Community College Bonds Series 2013A, GO, 5.00%, 6/1/2022	25,000	26,222
County of New Hanover, Limited Obligation Rev., 4.00%, 12/1/2021	35,000	35,680

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of New Hanover, Regional Medical Center Rev., 5.00%, 10/1/2021 (b)	120,000	121,874
County of Onslow GO, 5.00%, 10/1/2021	25,000	25,406
County of Onslow, Limited Obligation Rev., 4.00%, 10/1/2021	25,000	25,324
County of Orange
Series 2017B, GO, 5.00%, 2/1/2022	25,000	25,816
GO, 5.00%, 8/1/2022	30,000	31,709
County of Orange, Limited Obligation
Rev., 5.00%, 10/1/2021	25,000	25,406
Series 2019B, Rev., 5.00%, 10/1/2021	55,000	55,894
County of Pender, Limited Obligation
Rev., 4.00%, 6/1/2022	25,000	25,960
Rev., 4.50%, 6/1/2022 (b)	30,000	31,319
County of Pitt, Limited Obligation Series 2016B, Rev., 5.00%, 4/1/2022	35,000	36,416
County of Randolph, Limited Obligation Series 2019B, Rev., 5.00%, 10/1/2021	240,000	243,875
County of Sampson, Limited Obligation Rev., 5.00%, 12/1/2021	25,000	25,598
County of Union Series 2013A, GO, 5.00%, 3/1/2022	25,000	25,918
County of Union, Limited Obligation Rev., 4.00%, 12/1/2021	100,000	101,947
County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	145,000	164,105
County of Wake, Limited Obligation
Series 2018A, Rev., 5.00%, 8/1/2021	165,000	166,332
Rev., 5.00%, 9/1/2021	75,000	75,913
Series 2016A, Rev., 5.00%, 12/1/2021	25,000	25,612
Rev., 5.00%, 9/1/2022	25,000	26,532
County of Wake, Public Improvement Series 2017B, GO, 5.00%, 3/1/2022	40,000	41,472
County of Watauga, North Carolina Limited Obligation Bonds
Rev., 5.00%, 6/1/2021	50,000	50,000
Rev., 5.00%, 6/1/2022	30,000	31,467
Durham Capital Financing Corp.
Rev., 5.00%, 12/1/2021	65,000	66,588

Investments	Principal Amount($)	Value($)
Rev., 2.00%, 6/1/2022	50,000	50,950
Rev., GTD, 4.00%, 6/1/2022	30,000	31,168
Rev., GTD, 5.00%, 6/1/2022 (b)	80,000	83,914
Durham Housing Authority, Multi-Family Housing, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	570,000	606,741
Jacksonville Public Facilities Corp. Rev., 5.00%, 4/1/2023	20,000	21,754
Mecklenburg County Public Facilities Corp. Rev., 3.00%, 2/1/2022	50,000	50,968
North Carolina Eastern Municipal Power Agency
Series 1987A, Rev., 4.50%, 1/1/2022 (b)	65,000	66,671
Series 2012D, Rev., 5.00%, 7/1/2022 (b)	50,000	52,646
Series A, Rev., 5.00%, 7/1/2022 (b)	50,000	52,645
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	45,000	54,162
North Carolina Medical Care Commission, Duke University Health System
Rev., 5.00%, 6/1/2021	50,000	50,000
Series 2012A, Rev., 5.00%, 6/1/2022	25,000	26,220
Series 2016A, Rev., 5.00%, 6/1/2023	200,000	218,765
Rev., 5.00%, 6/1/2025	120,000	141,240
Series 2016A, Rev., 5.00%, 6/1/2026	125,000	151,866
North Carolina Medical Care Commission, Health Care Facilities Series 2012A, Rev., 5.00%, 10/1/2022	115,000	122,239
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2023	140,000	149,616
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	170,670

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North Carolina Medical Care Commission, Vidant Health
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	50,000	52,447
Series 2012A, Rev., 5.00%, 6/1/2022	30,000	31,442
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,180,000	6,296,831
North Carolina Municipal Power Agency No. 1
Series 2012B, Rev., 5.00%, 1/1/2023	250,000	256,175
Series A, Rev., 5.00%, 1/1/2025	75,000	86,943
North Carolina Municipal Power Agency No. 1, Catawba Electric Series 2015E, Rev., 5.00%, 1/1/2022	65,000	66,808
North Carolina State University at Raleigh
Rev., 5.00%, 10/1/2022	20,000	21,300
Series 2020A, Rev., 5.00%, 10/1/2022	25,000	26,626
North Carolina Turnpike Authority, Monroe Connector System Rev., 3.00%, 7/1/2021	60,000	60,138
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	625,000	700,994
Orange County Public Facilities Co.
Rev., 5.00%, 10/1/2021	50,000	50,809
Rev., 4.75%, 10/1/2022 (b)	25,000	26,545
Rev., 5.00%, 10/1/2022	25,000	26,612
Orange Water and Sewer Authority
Rev., 5.00%, 6/1/2021	90,000	90,000
Rev., 2.00%, 7/1/2021	100,000	100,154
Rev., 5.00%, 6/1/2022	75,000	78,667
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2022	20,000	20,898
State of North Carolina
Series D, GO, 4.00%, 6/1/2021	85,000	85,000
Series 2014A, GO, 5.00%, 6/1/2021	50,000	50,000
Series 2017A, GO, 5.00%, 6/1/2021	55,000	55,000
Rev., 5.00%, 3/1/2022	120,000	124,406
Series 2013B, GO, 5.00%, 6/1/2022	35,000	36,718

Investments	Principal Amount($)	Value($)
Series 2015A, GO, 5.00%, 6/1/2022	25,000	26,228
Rev., 5.00%, 3/1/2024	20,000	22,532
Rev., 5.00%, 3/1/2026	75,000	87,213
State of North Carolina, Build NC Programs, Limited Obligation
Series 2014B, Rev., 5.00%, 6/1/2021	120,000	120,000
Series 2017B, Rev., 5.00%, 5/1/2022	25,000	26,120
State of North Carolina, Limited Obligation
Series 2011B, Rev., 5.00%, 11/1/2021	130,000	132,639
Series 2013A, Rev., 5.00%, 5/1/2022	25,000	26,120
Series 2019A, Rev., 5.00%, 5/1/2022	35,000	36,568
Series 2014B, Rev., 5.00%, 6/1/2022	65,000	68,178
State of North Carolina, Public Improvement
Series 2016B, GO, 5.00%, 6/1/2021	25,000	25,000
Series 2018A, GO, 5.00%, 6/1/2022	80,000	83,928
Series 2019B, GO, 5.00%, 6/1/2022	130,000	136,383
Town of Cary, Enterprise System Rev., 5.00%, 12/1/2021	45,000	46,100
Town of Cary, Public Improvement Series 2019A, GO, 5.00%, 9/1/2021	25,000	25,304
Town of Chapel Hill, Limited Obligation
Rev., 5.00%, 6/1/2021	20,000	20,000
Rev., 5.00%, 6/1/2022	80,000	83,920
Town of Mooresville, Enterprise System Rev., 5.00%, 5/1/2022	45,000	47,016
University of North Carolina Series 2011C, Rev., 4.00%, 10/1/2021 (b)	50,000	50,641
University of North Carolina at Asheville (The) Rev., 5.00%, 6/1/2021	50,000	50,000
University of North Carolina at Charlotte (The)
Rev., 5.00%, 10/1/2021	105,000	106,688
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	25,000	26,021

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of North Carolina at Greensboro
Rev., 5.00%, 4/1/2022	30,000	31,201
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	75,000	78,031
University of North Carolina at Wilmington Series 2019B, Rev., 5.00%, 10/1/2022	150,000	159,672
University of North Carolina, Hospital at Chapel Hill
Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	6,115,000	6,115,000
Series 2009-A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	425,000	425,000
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2023	185,000	198,965
Rev., 5.00%, 2/1/2024	150,000	167,601
Rev., 5.00%, 2/1/2025	295,000	341,068
Watauga Public Facilities Corp. Series 2012A, Rev., 4.00%, 6/1/2022 (b)	20,000	20,779

Total North Carolina		26,579,541

North Dakota — 0.2%
Bismarck Public School District No. 1 GO, 5.00%, 5/1/2022	65,000	67,857
City of Bismarck Series 2108N, GO, 5.00%, 5/1/2023	50,000	54,581
City of Fargo
Series 2014E, GO, 4.00%, 5/1/2022	100,000	103,558
Series 2015A, GO, 5.00%, 5/1/2022	420,000	438,781
Series 2016A, GO, 5.00%, 7/1/2022	25,000	26,321
City of Fargo, NSDU Development Foundation Project Series 2012A, Rev., 3.00%, 12/1/2021	50,000	50,103
City of West Fargo
Series 2014B, GO, 5.00%, 5/1/2022	50,000	52,184
Series 2015B, GO, 5.00%, 5/1/2022	25,000	26,099
County of Burleigh, St. Alexius Medical Center Project Series 2012A, Rev., 5.00%, 7/1/2022 (b)	270,000	283,076

Investments	Principal Amount($)	Value($)
Fargo Public School District No. 1
GO, 5.00%, 8/1/2021	35,000	35,276
Series 2016B, GO, 5.00%, 8/1/2022	45,000	47,515
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2022	35,000	37,546
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series C, Rev., 1.75%, 7/1/2021	900,000	901,003
Series 2020D, Rev., 2.15%, 7/1/2022	30,000	30,573
Series 2020B, Rev., 1.05%, 7/1/2026	125,000	125,219
North Dakota Public Finance Authority, Capital Financing Program Series A, Rev., 1.75%, 11/1/2023	430,000	438,301
North Dakota Public Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 10/1/2021	50,000	50,811
Series 2018A, Rev., 5.00%, 10/1/2021	50,000	50,810
Series 2016A, Rev., 5.00%, 10/1/2022	20,000	21,301
West Fargo Public School District No. 6, School Building
Series 2020B, GO, 5.00%, 8/1/2021	120,000	120,961
GO, 4.00%, 8/1/2024	40,000	44,639

Total North Dakota		3,006,515

Ohio — 3.9%
Akron Bath Copley Joint Township Hospital District, Akron General Health System Rev., 3.80%, 1/1/2022 (b)	445,000	454,290
American Municipal Power, Inc. Series 2015A, Rev., 5.00%, 2/15/2022	130,000	134,433
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2016A, Rev., 5.00%, 2/15/2022	510,000	527,391
Series 2016A, Rev., 5.00%, 2/15/2023	210,000	227,039

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Municipal Power, Inc., Electric System Improvement, Village of Jackson Center Project Rev., BAN, 1.50%, 8/12/2021	645,000	646,690
American Municipal Power, Inc., Energy Campus Project Series 2019B, Rev., 5.00%, 2/15/2025	390,000	454,726
American Municipal Power, Inc., Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2024	150,000	168,917
American Municipal Power, Inc., Prairie State Energy Campus Project
Rev., 5.25%, 2/15/2022 (b)	105,000	108,821
Series 2015A, Rev., 5.25%, 2/15/2022 (b)	75,000	77,729
Series 2017A, Rev., 5.00%, 2/15/2024	125,000	140,764
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds Series 2019A, Rev., 5.00%, 2/15/2023	225,000	243,176
Anthony Wayne Local School District Series 2017A, GO, 3.00%, 12/1/2021	25,000	25,356
Apollo Joint Vocational School District, Various Purpose
GO, 5.00%, 12/1/2021 (b)	25,000	25,612
GO, 5.25%, 12/1/2021 (b)	120,000	123,090
Beavercreek City School District, Unlimited Tax GO, 3.00%, 12/1/2021	50,000	50,722
Bellbrook-Sugarcreek Local School District, School Improvement GO, 4.00%, 12/1/2021	30,000	30,581
Berea City School District COP, 2.00%, 10/1/2022	25,000	25,501
Big Walnut Local School District, Unlimited Tax Series 2021A, GO, 4.00%, 12/1/2022	35,000	37,001
Bowling Green State University, General Receipts
Series 2020A, Rev., 5.00%, 6/1/2021	30,000	30,000
Series 2016A, Rev., 5.00%, 6/1/2022	140,000	146,570
Buckeye Tobacco Settlement Financing Authority Series A-3, Rev., 6.25%, 6/1/2022 (b)	705,000	748,131

Investments	Principal Amount($)	Value($)
Buckeye Valley Local School District, Unlimited Tax Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,608
Carey Exempted Village School District GO, 5.38%, 11/1/2021 (b)	100,000	102,174
Central Ohio Solid Waste Authority, Refunding & Improvement GO, 5.00%, 12/1/2021	45,000	46,100
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	50,332
Champion Local School District, Classroom Facilities Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,739
City of Akron, Income Tax Rev., 5.00%, 12/1/2021	150,000	153,482
City of Akron, Income Tax, Community Learning Centers
Series 2012A, Rev., 5.00%, 12/1/2021	30,000	30,696
Rev., 5.00%, 12/1/2022	35,000	37,410
Series 2012A, Rev., 5.00%, 12/1/2022	25,000	26,147
City of Akron, Various Purpose
GO, 2.00%, 12/1/2021	425,000	428,602
Series 2015A, GO, 2.00%, 12/1/2021	50,000	50,426
GO, 2.00%, 12/1/2022	565,000	578,872
City of Avon, Street Improvement, Limited Tax GO, 2.00%, 12/1/2021	100,000	100,948
City of Avon, Various Purpose Series 2012A, GO, 3.00%, 12/1/2021	40,000	40,578
City of Cincinnati, Baldwin 300 Project Series 2016D, Rev., 4.00%, 11/1/2021	110,000	111,699
City of Cincinnati, Unlimited Tax Series 2012D, GO, 4.00%, 12/1/2021	25,000	25,479
City of Cincinnati, Unlimited Tax, Various Purpose
Series 2016A, GO, 4.00%, 12/1/2021	50,000	50,958
Series 2014A, GO, 5.00%, 12/1/2021	25,000	25,603
Series 2016C, GO, 5.00%, 12/1/2021	95,000	97,293

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Cincinnati, Various Purpose Series 2014A, GO, 5.00%, 6/1/2022 (b)	55,000	57,691
City of Cincinnati, Water System
Series 2011A, Rev., 4.00%, 12/1/2021	30,000	30,583
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	90,000	92,205
Series 2011A, Rev., 5.00%, 12/1/2021	65,000	66,585
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	90,000	92,205
City of Cleveland, Airport System Series 2016A, Rev., AGM, 5.00%, 1/1/2022	275,000	282,371
City of Cleveland, Subordinate Lien, Income Tax
Series 2017A-2, Rev., 4.00%, 10/1/2021	30,000	30,373
Rev., 5.00%, 5/15/2022	150,000	156,771
Series 2014B-1, Rev., 5.00%, 10/1/2022	35,000	37,208
Rev., 5.00%, 5/15/2023	145,000	157,981
City of Cleveland, Various Purpose
GO, 5.00%, 12/1/2022	55,000	58,949
GO, 5.00%, 12/1/2026	200,000	246,509
City of Columbus, Various Purpose, Limited Tax
Series 2011B, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2013-2, GO, 5.00%, 7/1/2021	195,000	195,774
GO, 4.00%, 8/15/2021	50,000	50,398
Series 2019B, GO, 5.00%, 4/1/2022	30,000	31,227
Series 2015A, GO, 3.00%, 7/1/2022	20,000	20,631
Series 2012-4, GO, 5.00%, 8/15/2022	45,000	47,660
City of Columbus, Various Purpose, Unlimited Tax
Series 2012-1, GO, 3.00%, 7/1/2021	65,000	65,153
Series 2011A, GO, 5.00%, 7/1/2021 (b)	95,000	95,377
Series 2013-1, GO, 5.00%, 7/1/2021	25,000	25,099
Series 2016A, GO, 4.00%, 8/15/2021	25,000	25,199
Series 2019A, GO, 5.00%, 4/1/2022	25,000	26,023
GO, 4.00%, 7/1/2022	25,000	26,059

Investments	Principal Amount($)	Value($)
Series 2013-1, GO, 5.00%, 7/1/2022	25,000	26,329
Series 2016A, GO, 2.00%, 8/15/2022	125,000	127,881
Series 2013A, GO, 5.00%, 8/15/2022	50,000	52,956
Series 2013-1, GO, 5.00%, 7/1/2023	55,000	60,546
Series 2013-1, GO, 5.00%, 7/1/2023 (b)	30,000	33,028
City of Dayton, Limited tax, Various Purpose GO, 4.00%, 12/1/2021	50,000	50,948
City of Delaware, Limited Tax GO, 4.00%, 12/1/2021	25,000	25,483
City of Dublin, Limited Tax, Capital Facilities Improvement GO, 3.00%, 12/1/2022	210,000	213,022
City of Dublin, Limited tax, Various Purpose
Series 2018B, GO, 5.00%, 12/1/2021	25,000	25,611
GO, 5.00%, 12/1/2022	25,000	26,831
City of Fairfield, Various Purpose, Limited tax GO, 4.00%, 12/1/2021	35,000	35,664
City of Hilliard, Limited Tax, Various Purpose
GO, 4.00%, 12/1/2021	35,000	35,665
Series 2019A, GO, 5.00%, 12/1/2022	20,000	21,430
City of Lakewood, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,973
City of Lakewood, Purpose Tax GO, 5.00%, 12/1/2021	20,000	20,487
City of Lancaster, Wastewater System Rev., 4.00%, 12/1/2021	25,000	25,468
City of Lima, Sanitary Sewer System Rev., 5.00%, 12/1/2021	25,000	25,579
City of Lima, Various Improvement, Limited Tax GO, AGM, 3.00%, 12/1/2021	125,000	126,686
City of Medina, Limited Tax Series 2013A, GO, 3.00%, 12/1/2021	100,000	100,203
City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	26,040
City of Middleburg Heights, Southwest General Health Center Project Series 2012A, Rev., 5.00%, 8/1/2022 (b)	225,000	237,821

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of North Olmsted, Unlimited Tax GO, 3.00%, 12/1/2022	20,000	20,851
City of Parma, Various Purpose GO, 3.00%, 12/1/2021	25,000	25,300
City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	25,000	25,753
City of Tiffin, Limited Tax GO, 2.00%, 12/1/2022	50,000	51,205
City of Toledo, Sewerage System Rev., 5.00%, 11/15/2022	25,000	26,758
City of Westerville, Limited Tax Series 2012A, GO, 4.00%, 12/1/2021	30,000	30,576
City of Westerville, Special Obligation Rev., 5.00%, 12/1/2022	65,000	69,719
City of Whitehall, Nontax Rev., 1.00%, 12/8/2021	1,000,000	1,003,370
Cleveland Department of Public Utilities Division of Public Power Rev., AGM, 5.00%, 11/15/2023	100,000	111,388
Cleveland Department of Public Utilities Division of Water
Series 2017CC, Rev., 5.00%, 1/1/2022	20,000	20,571
Series 2019DD, Rev., 5.00%, 1/1/2022	35,000	35,998
Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	404,639
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	50,000	50,968
Columbus City School District, Various Purpose, Unlimited Tax Series 2014A, GO, 5.00%, 12/1/2021	140,000	143,407
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Rev., 4.00%, 12/1/2024	20,000	22,457
County of Allen, Hospital Facilities and Improvement Bonds, Catholic Health Partners
Series 2012A, Rev., 4.00%, 5/1/2022 (b)	265,000	274,488
Series 2012A, Rev., 5.00%, 5/1/2022	320,000	334,037

Investments	Principal Amount($)	Value($)
County of Allen, Hospital Facilities, Mercy Health
Series 2017A, Rev., 5.00%, 8/1/2021	845,000	851,651
Series 2017A, Rev., 5.00%, 8/1/2024	570,000	652,291
County of Butler, Hospital Facilities, UC Health
Rev., 5.00%, 11/15/2021	225,000	229,788
Rev., 4.00%, 11/15/2022	160,000	168,545
County of Cuyahoga, Capital Improvement, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2021	25,000	25,480
Series 2020A, GO, 4.00%, 12/1/2022	55,000	58,162
County of Cuyahoga, Ohio Economic Development
Series 2020D, Rev., 3.00%, 12/1/2021	140,000	141,994
Series 2020D, Rev., 4.00%, 12/1/2022	30,000	31,725
Series 2020D, Rev., 4.00%, 12/1/2024	50,000	56,141
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	50,000	53,625
County of Cuyahoga, Various Purpose, Sales Tax Rev., 5.00%, 12/1/2021	25,000	25,605
County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	26,457
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 5.00%, 11/1/2021	25,000	25,508
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2011A, Rev., 5.00%, 11/15/2021 (b)	110,000	112,455
Rev., 5.00%, 5/15/2022	150,000	156,992
County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project Series 2012A, Rev., 5.00%, 11/1/2022	115,000	120,134
County of Franklin, Various Purpose, Limited Tax
GO, 5.00%, 6/1/2021	80,000	80,000
GO, 5.00%, 12/1/2021	40,000	40,978
County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b)(c)	4,945,000	5,631,815

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Greene, Sewer System, Limited Tax GO, 5.00%, 12/1/2021	150,000	153,666
County of Hamilton, Healthcare Facilities, Christ Hospital Project Rev., 5.00%, 6/1/2021	220,000	220,000
County of Hamilton, Riverfront Infrastructure Improvement, Limited Tax GO, 5.00%, 12/1/2021 (b)	115,000	117,818
County of Hamilton, Sales Tax
Series 2016A, Rev., 4.00%, 12/1/2021	110,000	112,063
Series 2016A, Rev., 5.00%, 12/1/2023	105,000	117,022
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati
Series 2014A, Rev., 5.00%, 12/1/2021	65,000	66,565
Series A, Rev., 5.00%, 12/1/2021	60,000	61,445
Series 2013A, Rev., 5.00%, 12/1/2022	55,000	58,984
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	21,449
County of Hancock, Hospital Facilities, Blanchard Valley Health Center Rev., 5.00%, 6/1/2021 (b)	275,000	275,000
County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	52,493
County of Lorain, Various Purpose, Limited Tax GO, 3.00%, 12/1/2022	55,000	57,306
County of Lucas, Promedica Healthcare Rev., 5.00%, 11/15/2021 (b)	100,000	102,185
County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,652
County of Montgomery, Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	157,787
County of Portage, Various Purpose, Limited Tax GO, 2.00%, 12/1/2021	25,000	25,032
County of Summit, Various Purpose
GO, 4.00%, 12/1/2021	75,000	76,460
GO, 4.50%, 12/1/2022	40,000	42,630

Investments	Principal Amount($)	Value($)
County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	84,661
County of Warren, Jail Construction and Improvement
GO, 3.00%, 12/1/2021	255,000	258,697
GO, 3.00%, 6/1/2023	25,000	26,412
Cuyahoga Community College District, Facilities Construction and Improvement GO, 3.00%, 12/1/2021	20,000	20,290
Cuyahoga Community College District, General Receipts
Series 2016E, Rev., 5.00%, 8/1/2021	45,000	45,362
Series 2016E, Rev., 4.00%, 8/1/2022	20,000	20,907
Dayton Metro Library, Library Improvement, Tax-Exempt Series 2013A, GO, 4.00%, 12/1/2022	25,000	25,469
Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	45,000	48,228
Delaware County Finance Authority, Columbus Outlets Public Improvements Project
Rev., 4.00%, 12/1/2021	345,000	351,332
Rev., 5.00%, 12/1/2023	355,000	380,216
Dublin City School District, Construction and Improvement
GO, 4.00%, 12/1/2022	35,000	37,034
GO, 4.00%, 12/1/2024	20,000	22,538
Dublin City School District, Unlimited Tax GO, 5.00%, 12/1/2021	40,000	40,975
Dublin City School District, Various Purpose Series 2013A, GO, 5.00%, 12/1/2022	20,000	21,466
Dublin City School District, Various Purpose, Unlimited Tax GO, Zero Coupon, 12/1/2021	35,000	34,959
Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	31,498
Forest Hills Local School District, School Improvement GO, 4.00%, 12/1/2022	40,000	42,287
Franklin County Convention Facilities Authority
Rev., 5.00%, 12/1/2023 (b)	50,000	56,029
Rev., 5.00%, 12/1/2024 (b)	75,000	87,368

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	78,248
Granville Exempted Village School District GO, 5.00%, 12/1/2021	25,000	25,608
Greater Cleveland Regional Transit Authority
Rev., 5.00%, 12/1/2021	145,000	148,543
Series A, Rev., 5.00%, 12/1/2022	110,000	118,055
Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Improvement
Rev., 5.00%, 12/1/2021	215,000	220,254
Rev., 5.00%, 12/1/2022	25,000	26,831
Greene County Vocational School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2021	250,000	256,084
Highland Local School District Medina and Summit Counties, School Improvement GO, 5.00%, 12/1/2022	20,000	21,458
Johnstown-Monroe Local School District, Facilities Construction & Improvement GO, Zero Coupon, 12/1/2021	200,000	199,768
Kent State University, General Receipts
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	155,000	161,965
Series 2014A, Rev., 5.00%, 5/1/2022 (b)	85,000	88,820
Lakewood City School District, School Facilities Improvement, Unlimited Tax
Series 2017B, GO, Zero Coupon, 11/1/2021	35,000	34,959
GO, 4.00%, 12/1/2021	110,000	112,130
Series 2014A, GO, 5.00%, 11/1/2022 (b)	45,000	48,115
Lakota Local School District
GO, 3.00%, 12/1/2022	30,000	31,281
GO, 5.00%, 12/1/2022	45,000	48,288
Lakota Local School District, Ohio Permanent Improvement Levy Series 2014B, Rev., TAN, 5.00%, 12/1/2021	25,000	25,610
Lancaster City School District GO, 3.75%, 10/1/2022 (b)	25,000	26,203

Investments	Principal Amount($)	Value($)
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 8/1/2021	300,000	302,361
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2022	190,000	196,030
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	575,000	665,632
Liberty Center Local School District, Classroom Facilities School Improvement GO, 4.00%, 11/1/2021 (b)	30,000	30,488
Licking County Career & Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,704
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	710,000	699,034
Mason City School District
GO, NATL-RE, 5.25%, 12/1/2021	95,000	97,435
GO, 5.00%, 12/1/2022	25,000	26,826
Miami Trace Local School District, Unlimited Tax GO, 4.00%, 12/1/2023	85,000	92,755
Miami University, General Receipts
Rev., 5.00%, 9/1/2021	100,000	101,215
Rev., 5.00%, 9/1/2022	40,000	42,445
Rev., 4.00%, 9/1/2023	210,000	219,681
Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,484
New Albany Plain Local School District, Various Purpose GO, 4.00%, 12/1/2022	25,000	26,453
New Boston Local School District, Unlimited Tax GO, 3.00%, 11/1/2021	45,000	45,543
North Ridgeville City School District, School Facilities Improvement
GO, Zero Coupon, 12/1/2021	150,000	149,819
Series 2014A, GO, 3.00%, 12/1/2021	50,000	50,720
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2021	175,000	178,894
Rev., 5.00%, 5/15/2023 (b)	100,000	109,516

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Northmont City School District Series 2012A, GO, 4.00%, 11/1/2021 (b)	60,000	60,976
Northwest Local School District, Unlimited Tax
GO, 5.00%, 12/1/2022	30,000	32,187
GO, 5.00%, 12/1/2023 (b)	45,000	50,366
Ohio Higher Educational Facility Commission, Case Western University Project Series 2012A, Rev., 5.00%, 12/1/2021	220,000	225,275
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group
Rev., 5.00%, 1/1/2022	255,000	262,245
Rev., 5.00%, 1/1/2024	150,000	154,163
Series 2012A, Rev., 5.00%, 1/1/2025	200,000	205,503
Series 2012A, Rev., 5.00%, 1/1/2026	150,000	153,914
Ohio Higher Educational Facility Commission, Denison University Project
Rev., 5.00%, 11/1/2021	25,000	25,506
Series 2017A, Rev., 5.00%, 11/1/2021	100,000	102,026
Ohio Higher Educational Facility Commission, Kenyon College 2017 Project Rev., 4.00%, 7/1/2021	85,000	85,247
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project Rev., 5.00%, 10/1/2021	25,000	25,381
Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2021	25,000	25,573
Ohio Housing Finance Agency, Mortgage - Backed Securities Program Series 2019B, Rev., 1.45%, 9/1/2021	130,000	130,371
Ohio Housing Finance Agency, Multi-Family Housing Nelle Park Apartment Rev., VRDO, 1.75%, 6/1/2022 (c)	1,575,000	1,575,000
Ohio Housing Finance Agency, Multi-Family Housing Wesley Tower Apartments Project Rev., VRDO, 1.40%, 6/1/2022 (c)	10,500,000	10,500,000

Investments	Principal Amount($)	Value($)
Ohio Housing Finance Agency, Park Eden Apartments Series 2020A, Rev., GNMA/FHA, 0.40%, 9/1/2022 (c)	150,000	150,216
Ohio State Building Authority, State Facilities Adult Correctional Building Fund Projects Series 2011B, Rev., 5.00%, 10/1/2021	30,000	30,488
Ohio State University (The), General Receipts
Series 2012A, Rev., 4.00%, 6/1/2021	25,000	25,000
Series 2012A, Rev., 5.00%, 6/1/2021	50,000	50,000
Series 2010D, Rev., 5.00%, 12/1/2021	340,000	348,308
Series 2012A, Rev., 4.00%, 6/1/2022	25,000	25,976
Series 2020A, Rev., 5.00%, 12/1/2022	55,000	59,036
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	44,793
Series 2020A, Rev., 5.00%, 12/1/2023	25,000	27,995
Ohio State University (The), Multiyear Debt Issuance Program
Rev., 5.00%, 12/1/2021	140,000	143,421
Rev., 5.00%, 12/1/2022	55,000	59,036
Ohio Turnpike & Infrastructure Commission Series 2017A, Rev., 3.00%, 2/15/2022	80,000	81,633
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2023	40,000	43,289
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series A-1, Rev., 5.00%, 2/15/2023 (b)	40,000	43,291
Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	107,971
Ohio University, General Receipts
Rev., 4.00%, 12/1/2021	25,000	25,481
Rev., 4.00%, 12/1/2022 (b)	40,000	42,333
Rev., 5.00%, 12/1/2022	25,000	26,815
Ohio Water Development Authority
Series 2013A, Rev., 5.00%, 6/1/2022	100,000	104,899
Rev., 5.50%, 12/1/2022	35,000	37,825

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014B, Rev., 2.00%, 12/1/2021	50,000	50,476
Rev., 5.00%, 12/1/2021	50,000	51,222
Rev., 5.00%, 6/1/2022	100,000	104,899
Series 2014B, Rev., 5.00%, 6/1/2022	50,000	52,450
Series 2015A, Rev., 5.00%, 6/1/2023	40,000	43,880
Ohio Water Development Authority, Drinking Water Assistance
Rev., 4.00%, 6/1/2021	45,000	45,000
Rev., 5.00%, 12/1/2021	95,000	97,322
Rev., 5.00%, 12/1/2022	145,000	155,617
Ohio Water Development Authority, Fresh Water Series 2013A, Rev., 5.00%, 6/1/2021	45,000	45,000
Ohio Water Development Authority, Water Pollution Control Loan Fund
Rev., 5.00%, 6/1/2021	100,000	100,000
Rev., 5.50%, 6/1/2021	35,000	35,000
Rev., 5.00%, 12/1/2021	65,000	66,588
Series 2014B, Rev., 5.00%, 12/1/2021	210,000	215,132
Rev., 5.50%, 12/1/2022	80,000	86,456
Olentangy Local School District Series 2013B, GO, 4.00%, 12/1/2021	20,000	20,388
Patrick Henry Local School District, Ohio School Facilities Project Series A, COP, 4.00%, 12/1/2021	50,000	50,897
Penta Career Center COP, 5.00%, 4/1/2022	50,000	51,976
Perry Local School District, Lake County COP, 4.00%, 12/1/2021	100,000	101,845
Perrysburg Exempted Village School District GO, 5.00%, 12/1/2023	30,000	33,387
Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	50,000	53,646
Rev., 5.00%, 12/1/2024	200,000	231,496
Revere Local School District, School Facilities Improvement Series 2017A, GO, 5.00%, 6/1/2022 (b)	150,000	157,340

Investments	Principal Amount($)	Value($)
Reynoldsburg City School District, Unlimited Tax
GO, 5.00%, 12/1/2021	160,000	163,894
GO, 5.00%, 12/1/2022	20,000	21,458
Sandusky City School District, Classroom Facilities and School Improvement Series 2017-1, GO, 5.00%, 5/1/2022 (b)	200,000	208,987
South-Western City School District, School Facilities Construction and Improvement
GO, 4.00%, 12/1/2021	75,000	76,452
Series 2019A, GO, 4.00%, 12/1/2021	190,000	193,680
GO, 4.50%, 6/1/2022 (b)	35,000	36,538
South-Western City School District, Unlimited Tax GO, 5.00%, 12/1/2021	100,000	102,434
Stark County Library District, Library Facilities Rev., 4.00%, 12/1/2021	25,000	25,463
State of Ohio
Series R, GO, 5.00%, 5/1/2022	35,000	36,568
Series 2014A, GO, 5.00%, 9/15/2022	25,000	26,576
State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	30,875
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Rev., 5.00%, 10/1/2021	85,000	86,381
Series 2016A, Rev., 5.00%, 10/1/2021	35,000	35,569
Series 2019A, Rev., 5.00%, 10/1/2021	75,000	76,218
Series 2012A, Rev., 5.00%, 4/1/2022	125,000	130,101
Series 2015B, Rev., 5.00%, 10/1/2022 (b)	75,000	79,885
Series 2016A, Rev., 5.00%, 10/1/2022	65,000	69,236
Rev., 5.00%, 10/1/2023	35,000	38,904
Series 2017B, Rev., 5.00%, 10/1/2023	75,000	83,365
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects
Series 2013A, Rev., 5.00%, 4/1/2022	25,000	26,020

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019A, Rev., 5.00%, 4/1/2022	85,000	88,469
Series 2016A, Rev., 5.00%, 10/1/2023	50,000	55,577
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Rev., 5.00%, 6/1/2021	45,000	45,000
Rev., 5.00%, 2/1/2022	130,000	134,241
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	26,225
Rev., 5.00%, 6/1/2023	50,000	54,861
Series 2016A, Rev., 5.00%, 6/1/2023	50,000	54,860
Series 2015A, Rev., 5.00%, 2/1/2024	170,000	191,396
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects
Series 2015A, Rev., 5.00%, 2/1/2022	55,000	56,795
Series 2016B, Rev., 4.00%, 8/1/2022	140,000	146,365
Series 2020A, Rev., 5.00%, 12/1/2022	135,000	144,885
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects
Series 2013A, Rev., 5.00%, 1/15/2022	205,000	211,149
Series 2018A, Rev., 5.00%, 4/1/2022	25,000	26,020
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects
Series 2012A, Rev., 4.00%, 4/1/2022	35,000	36,138
Series 2019A, Rev., 5.00%, 10/1/2022	75,000	79,888
State of Ohio, Capital Facilities Lease Appropriation, Cultural and Sports Facilities Building Fund Projects
Series 2016A, Rev., 5.00%, 10/1/2021	20,000	20,325
Series 2016A, Rev., 5.00%, 10/1/2022	20,000	21,304
Series 2017A, Rev., 5.00%, 10/1/2022	25,000	26,629

Investments	Principal Amount($)	Value($)
State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects
Series 2016C, Rev., 4.00%, 12/1/2021	190,000	193,699
Series 2018A, Rev., 5.00%, 12/1/2021	105,000	107,566
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2022	25,000	25,710
State of Ohio, Common Schools
Series 2019A, GO, 5.00%, 6/15/2021	90,000	90,161
Series 2011B, GO, 4.00%, 9/15/2021	130,000	131,468
Series 2010A, GO, 5.00%, 9/15/2021	205,000	207,901
Series 2011A, GO, 5.00%, 9/15/2021	70,000	70,990
Series 2011C, GO, 5.00%, 9/15/2021	60,000	60,849
Series 2012A, GO, 5.00%, 9/15/2021	130,000	131,839
Series 2012B, GO, 5.00%, 9/15/2021 (b)	25,000	25,353
Series 2012C, GO, 5.00%, 9/15/2021	25,000	25,354
Series 2013A, GO, 5.00%, 9/15/2021	205,000	207,901
Series 2014A, GO, 5.00%, 9/15/2021	175,000	177,476
Series 2013B, GO, 5.00%, 6/15/2022	50,000	52,544
Series 2015B, GO, 5.00%, 6/15/2022 (b)	305,000	320,505
Series 2010C, GO, 4.25%, 9/15/2022	25,000	26,335
Series 2012A, GO, 5.00%, 9/15/2022	75,000	79,726
Series 2012C, GO, 5.00%, 9/15/2022	30,000	31,891
Series 2013A, GO, 5.00%, 9/15/2022	75,000	79,726
Series 2016A, GO, 5.00%, 12/15/2022	100,000	107,510
State of Ohio, Conservation Project
Series 2011A, GO, 5.00%, 9/1/2021	60,000	60,734
Series 2015A, GO, 5.00%, 9/1/2022	40,000	42,445
State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2021	75,000	75,909

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
COP, 5.00%, 9/1/2022	125,000	132,610
COP, 5.00%, 9/1/2023	100,000	110,776
State of Ohio, Department of Administrative Services, Administrative Knowledge System and Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2022	230,000	244,002
State of Ohio, Department of Administrative Services, Multi-Agency Radio Communication System Project COP, 5.00%, 9/1/2021 (b)	225,000	227,741
State of Ohio, Higher Education
Series 2011B, GO, 4.00%, 8/1/2021	45,000	45,291
Series 2012A, GO, 4.50%, 8/1/2021 (b)	75,000	75,544
Series 2011A, GO, 5.00%, 8/1/2021	20,000	20,162
Series 2011B, GO, 5.00%, 8/1/2021	50,000	50,405
Series 2013A, GO, 5.00%, 8/1/2021	115,000	115,932
Series 2014B, GO, 5.00%, 8/1/2021	210,000	211,702
Series 2016A, GO, 5.00%, 8/1/2021	100,000	100,811
Series 2018A, GO, 5.00%, 2/1/2022	45,000	46,468
Series 2014A, GO, 5.00%, 5/1/2022 (b)	25,000	26,124
Series 2011A, GO, 5.00%, 8/1/2022	30,000	31,713
Series 2011B, GO, 5.00%, 8/1/2022	30,000	31,713
Series 2015C, GO, 5.00%, 11/1/2022	40,000	42,768
Series 2014A, GO, 4.00%, 5/1/2024	50,000	55,390
State of Ohio, Highway Capital Improvements Series T, GO, 5.00%, 11/1/2021	50,000	51,017
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series 2010A, GO, 5.00%, 8/1/2021	145,000	146,175
State of Ohio, Infrastructure Improvement
Series 2011B, GO, 5.00%, 8/1/2021	25,000	25,203

Investments	Principal Amount($)	Value($)
Series 2016B, GO, 3.00%, 9/1/2021	120,000	120,874
Series 2013A, GO, 3.00%, 2/1/2022	40,000	40,774
Series 2020C, GO, 4.00%, 3/1/2022	30,000	30,878
Series 2014A, GO, 5.00%, 3/1/2022 (b)	120,000	124,409
Series 2015A, GO, 5.00%, 9/1/2022	25,000	26,529
Series 2015B, GO, 5.00%, 9/1/2022	25,000	26,528
Series 2015B, GO, 5.00%, 9/1/2023	25,000	27,712
Series 2017B, GO, 5.00%, 9/1/2025	30,000	35,741
State of Ohio, Major New Infrastructure Project
Series 2012-1, Rev., 4.00%, 12/15/2021	110,000	112,309
Series 2019-1, Rev., 4.00%, 12/15/2021	65,000	66,364
Rev., 5.00%, 12/15/2021	75,000	76,976
Series 2012-1, Rev., 5.00%, 12/15/2021	45,000	46,186
Series 2016-1, Rev., 5.00%, 12/15/2021	50,000	51,317
Series 2018-1, Rev., 5.00%, 12/15/2021	50,000	51,317
Rev., 5.00%, 12/15/2022	40,000	43,004
Series 2016-1, Rev., 5.00%, 12/15/2022	50,000	53,755
Series 2018-1, Rev., 5.00%, 12/15/2022	135,000	145,138
Series 2019-1, Rev., 5.00%, 12/15/2022	125,000	134,387
Series 2014-1A, Rev., 5.00%, 12/15/2023	40,000	44,830
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	28,039
Series 2018-1, Rev., 5.00%, 12/15/2023	35,000	39,226
Series 2012-1, Rev., 5.00%, 12/15/2024	55,000	57,740
State of Ohio, Natural Resources
Series P, GO, 3.00%, 10/1/2021	50,000	50,487
Series Q, GO, 4.00%, 4/1/2022	50,000	51,626
Series T, GO, 5.00%, 4/1/2022 (b)	30,000	31,225

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Ohio, Third Frontier Research and Development Series 2012A, GO, 5.00%, 11/1/2021	45,000	45,921
State of Ohio, Third Frontier Research and Development, Tax-Exempt GO, 4.00%, 11/1/2022	35,000	36,928
State of Ohio, Treasury Management System Project
Series 2014A, COP, 5.00%, 9/1/2021	30,000	30,364
COP, 5.00%, 9/1/2022	30,000	31,826
State of Ohio, University Hospitals Health System, Inc.
Series B, Rev., VRDO, 0.15%, 6/9/2021 (c)	5,500,000	5,500,000
Series 2013A, Rev., 4.00%, 1/15/2025	170,000	179,579
Strongsville City School District GO, 4.00%, 12/1/2022	45,000	47,608
Sylvania City School District, School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2021	25,000	25,592
GO, 2.25%, 12/1/2022	25,000	25,745
Tender Option Bond Trust Receipts/Certificates
Series C, Rev., VRDO, LIQ: Citibank NA, 0.15%, 6/9/2021 (c)(f)	4,000,000	4,000,000
Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 0.17%, 6/9/2021 (c)(f)	4,000,000	4,000,000
University of Akron (The), General Receipts
Series 2015A, Rev., 5.00%, 1/1/2022	25,000	25,685
Series 2015A, Rev., 5.00%, 1/1/2023	125,000	134,199
University of Cincinnati, General Receipts
Series 2011A, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2014D, Rev., 5.00%, 6/1/2021	25,000	25,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	70,000	73,425
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	263,336
University of Toledo, General Receipt
Series 2011B, Rev., 4.50%, 6/1/2021 (b)	100,000	100,000
Series 2011B, Rev., 5.00%, 6/1/2021 (b)	25,000	25,000

Investments	Principal Amount($)	Value($)
Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2021	185,000	189,370
Westerville City School District, Unlimited Tax GO, 4.00%, 12/1/2021	95,000	96,845
Westlake City School District, Unlimited Tax GO, 4.00%, 12/1/2022	30,000	30,579
Willoughby-Eastlake City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2021	25,000	25,213
Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax
Series 2019A, GO, 4.00%, 12/1/2021	155,000	158,009
GO, 4.00%, 12/1/2022	60,000	63,487

Total Ohio		69,741,346

Oklahoma — 0.9%
Beaver County Independent School District No. 75, Balko Board of Education GO, 3.00%, 6/1/2021	25,000	25,000
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Rev., 4.00%, 9/1/2023	420,000	423,908
Rev., 4.00%, 9/1/2024	1,100,000	1,229,000
Rev., 4.00%, 9/1/2025	1,175,000	1,346,743
Canadian County Independent School District No. 27 Yukon GO, 3.00%, 10/1/2021	25,000	25,228
Canadian County Independent School District No. 69 Mustang
GO, 3.00%, 4/1/2022	45,000	46,055
GO, 2.00%, 6/1/2023	45,000	46,581
City of Norman
Series 2016A, GO, 5.00%, 6/1/2021	25,000	25,000
GO, 4.00%, 6/1/2022	100,000	103,841
Series 2016A, GO, 5.00%, 6/1/2022	100,000	104,838
GO, 4.00%, 6/1/2023	60,000	64,561
City of Oklahoma City
GO, 3.00%, 3/1/2022	50,000	51,089
GO, 5.00%, 3/1/2022	65,000	67,387

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2021	515,000	515,000
Rev., 5.00%, 6/1/2022	240,000	251,066
Rev., 5.00%, 6/1/2024	335,000	378,275
Rev., 5.00%, 6/1/2025	130,000	151,326
Cleveland County Independent School District No. 2 Moore, Combined Purpose
GO, 2.00%, 3/1/2022	115,000	116,638
GO, 3.50%, 3/1/2023	25,000	26,454
Cleveland County Independent School District No. 29 Norman, Combined Purpose
GO, 3.00%, 3/1/2022	25,000	25,537
Series 2019B, GO, 2.00%, 5/1/2022	25,000	25,426
Comanche County Independent School District No. 8 Lawton, Combined Purpose Series 2019A, GO, 2.00%, 3/1/2022	25,000	25,339
Edmond Public Works Authority, Sales Tax and Utility System Rev., 5.00%, 7/1/2021	25,000	25,098
Grand River Dam Authority
Series 2016A, Rev., 5.00%, 6/1/2022	45,000	47,145
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	27,377
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2021	35,000	35,321
Rev., 4.00%, 9/1/2022	285,000	297,407
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2023	20,000	21,973
Oklahoma Capitol Improvement Authority, Department of Transportation Project
Series 2020B, Rev., 5.00%, 7/1/2022	40,000	42,104
Series 2020A, Rev., 5.00%, 7/1/2023	100,000	109,863
Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	21,973

Investments	Principal Amount($)	Value($)
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2014C, Rev., 5.00%, 7/1/2021	25,000	25,098
Rev., 5.00%, 7/1/2022	290,000	305,254
Rev., 5.00%, 7/1/2025	140,000	165,423
Oklahoma City Water Utilities Trust, Water and Sewer System
Rev., 4.38%, 7/1/2021 (b)	250,000	250,867
Rev., 5.00%, 7/1/2021	50,000	50,198
Oklahoma County Finance Authority, Educational Facilities, Bethany Public Schools Project Rev., 4.00%, 9/1/2021	75,000	75,688
Oklahoma County Finance Authority, Western Heights Public Schools Project Series 2018A, Rev., 5.00%, 9/1/2024	25,000	28,555
Oklahoma County Independent School District No. 12 Edmond GO, 2.00%, 8/1/2022	40,000	40,869
Oklahoma County Independent School District No. 12 Edmond, Combined Purpose
GO, 2.00%, 3/1/2022	55,000	55,771
GO, 3.00%, 3/1/2022	115,000	117,470
Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose Series 2018B, GO, 3.00%, 7/1/2021	50,000	50,113
Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose
Series 2017C, GO, 3.00%, 7/1/2022	55,000	56,718
Series 2019A, GO, 3.00%, 7/1/2023	95,000	100,532
Oklahoma Department of Transportation
Series 2018A, Rev., GAN, 5.00%, 9/1/2021	110,000	111,317
Series 2018A, Rev., GAN, 5.00%, 9/1/2022	20,000	21,197
Oklahoma Development Finance Authority, Baptist Medical Center, Inc. Series 2015A, Rev., 5.00%, 8/15/2021	50,000	50,476

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2022	55,000	58,099
Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2022 (b)	135,000	139,626
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Lease Series 2014C, Rev., 5.00%, 6/1/2024	145,000	164,938
Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,711
Oklahoma Development Finance Authority, System of Higher Education, Master Real Property
Rev., 3.00%, 6/1/2021 (b)	485,000	485,000
Series 2020A, Rev., 4.00%, 6/1/2021	220,000	220,000
Rev., 5.00%, 6/1/2021	650,000	650,000
Series 2013A, Rev., 3.00%, 6/1/2022	25,000	25,711
Series 2020A, Rev., 4.00%, 6/1/2022	500,000	519,207
Series 2020A, Rev., 4.00%, 6/1/2023	260,000	278,626
Series 2020A, Rev., 4.00%, 6/1/2024	895,000	988,592
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (c)	575,000	579,859
Oklahoma Municipal Power Authority
Series 2014B, Rev., 5.00%, 1/1/2022	130,000	133,600
Series 2019A, Rev., 5.00%, 1/1/2022	330,000	339,140
Series 2019A, Rev., 5.00%, 1/1/2023	160,000	171,907
Series 2014B, Rev., 5.00%, 1/1/2025	120,000	139,062
Series 2013B, Rev., 5.00%, 1/1/2026	80,000	86,007
Oklahoma Turnpike Authority Series 2017C, Rev., 5.00%, 1/3/2022 (b)	90,000	92,600

Investments	Principal Amount($)	Value($)
Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/3/2022 (b)	375,000	385,831
Oklahoma Water Resources Board, Master Trust Rev., 5.00%, 4/1/2022	25,000	26,014
Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	26,021
Oklahoma Water Resources Board, Student Loan Program Series 2020A, Rev., 4.00%, 10/1/2023	60,000	65,268
Pontotoc County Educational Facilities Authority, ADA Public Schools Project Rev., 5.00%, 9/1/2022	75,000	79,167
Sapulpa Municipal Authority Rev., AGM, 4.00%, 7/1/2022 (b)	200,000	208,310
Tulsa County Independent School District No. 1, Combined Purpose
Series 2017B, GO, 2.00%, 8/1/2021	25,000	25,073
Series 2019B, GO, 2.00%, 8/1/2021	40,000	40,117
Series 2018B, GO, 2.75%, 8/1/2021	30,000	30,124
Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,522
Series 2019B, GO, 2.00%, 8/1/2022	180,000	183,721
Series 2018B, GO, 3.00%, 8/1/2023	35,000	37,105
Tulsa County Independent School District No. 3 Broken Arrow, Combined Purpose GO, 3.00%, 4/1/2022	35,000	35,844
Tulsa County Independent School District No. 4 Bixby, Combined Purpose GO, 2.00%, 6/1/2021	85,000	85,000
Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose
GO, 4.00%, 6/1/2021	50,000	50,000
GO, 4.00%, 6/1/2022	25,000	25,971
Tulsa County Independent School District No. 9, Union Board of Education Building
GO, 1.00%, 4/1/2022	75,000	75,558
GO, 2.00%, 4/1/2022	25,000	25,394

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project
Rev., 5.00%, 9/1/2021	225,000	227,706
Rev., 5.00%, 9/1/2022	25,000	26,512
Tulsa County Industrial Authority, Broken Arrow Public School
Rev., 4.00%, 9/1/2022	160,000	167,685
Rev., 5.00%, 9/1/2023	60,000	66,408
Tulsa County Industrial Authority, Jenks Public School Project Rev., 5.00%, 9/1/2023	75,000	83,010
Tulsa County Industrial Authority, Owasso Public School Project Rev., 5.00%, 9/1/2021	90,000	91,064
Tulsa Metropolitan Utility Authority
Rev., 3.00%, 10/1/2021	25,000	25,241
Series 2016C, Rev., 5.00%, 10/1/2021	115,000	116,868
Series 2020A, Rev., 1.00%, 7/1/2022	35,000	35,345
Tulsa Public Facilities Authority, Capital Improvement
Rev., 3.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 6/1/2022	150,000	157,380
Rev., 3.00%, 6/1/2023	110,000	115,852
Rev., 5.00%, 6/1/2023	275,000	301,151
Rev., 5.00%, 6/1/2024	120,000	136,578
University of Oklahoma (The)
Series 2014C, Rev., 5.00%, 7/1/2021	50,000	50,190
Series 2016A, Rev., 5.00%, 7/1/2021	25,000	25,095
Series 2014C, Rev., 5.00%, 7/1/2022	100,000	105,080
Series 2016A, Rev., 5.00%, 7/1/2023	250,000	274,109
University of Oklahoma, Tax Exempt
Series 2012A, Rev., 3.00%, 7/1/2021 (b)	130,000	130,305
Rev., 4.00%, 7/1/2021	200,000	200,598
Washington County Independent School District No. 30 GO, 2.00%, 6/1/2021	350,000	350,000

Total Oklahoma		16,447,001

Oregon — 1.0%
City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	32,846
City of Bend, Bridge Creek Project
Rev., 5.00%, 12/1/2021	50,000	51,222
Rev., 5.00%, 12/1/2022	45,000	48,302

Investments	Principal Amount($)	Value($)
City of Eugene, Electric Utility System
Series 2011A, Rev., 5.00%, 8/1/2021 (b)	95,000	95,767
Rev., 4.00%, 8/1/2024	140,000	146,042
City of Hermiston, Water and Sewer System Rev., AGM, 4.00%, 11/1/2021	25,000	25,395
City of Hillsboro, Full Faith and Credit Project GO, 5.00%, 6/1/2021	25,000	25,000
City of Lake Oswego Series 2015A, GO, 5.00%, 6/1/2022	35,000	36,715
City of Medford, Limited Tax GO, 5.00%, 7/15/2022	25,000	26,359
City of Portland, 4th and Montgomery and Streetcar Projects GO, 5.00%, 2/1/2022	50,000	51,631
City of Portland, Interstate Corridor Urban Renewal and Redevelopment Series 2015A, Rev., 5.00%, 6/15/2021	185,000	185,328
City of Portland, Limited Tax GO, 5.00%, 4/1/2022	60,000	62,449
City of Portland, Oregon Convention Center Completion Project Series 2001-B, GO, Zero Coupon, 6/1/2021	180,000	180,000
City of Portland, Sewer System, First Lien
Series 2015A, Rev., 5.00%, 6/1/2021	290,000	290,000
Series 2016A, Rev., 5.00%, 6/15/2021	125,000	125,221
Series A, Rev., 5.00%, 10/1/2021	125,000	127,027
Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,605
Series 2016A, Rev., 5.00%, 6/15/2022	35,000	36,777
Series 2014A, Rev., 5.00%, 10/1/2022	25,000	26,626
City of Portland, Sewer System, Second Lien
Series 2016B, Rev., 5.00%, 6/15/2021	40,000	40,071
Series 2013A, Rev., 5.00%, 10/1/2021	25,000	25,405
Series 2019A, Rev., 5.00%, 3/1/2022	25,000	25,918
Series 2019A, Rev., 5.00%, 5/1/2022	135,000	141,050

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016B, Rev., 5.00%, 6/15/2022	280,000	294,218
City of Portland, Water System, Second Lien
Series 2013A, Rev., 4.00%, 10/1/2021	50,000	50,645
Rev., 5.00%, 10/1/2022	50,000	53,252
City of Wilsonville, Limited Obligation
GO, 4.00%, 6/1/2021	25,000	25,000
GO, 4.00%, 6/1/2021	20,000	20,000
Clackamas County School District No. 108 Estacada GO, AGM, 5.50%, 6/15/2021	50,000	50,098
Clackamas County School District No. 12 North Clackamas GO, 4.00%, 6/15/2021	40,000	40,057
Clackamas County School District No. 7J Lake Oswego
GO, AGM, 4.25%, 6/1/2021	90,000	90,000
GO, AGM, 5.25%, 6/1/2021	25,000	25,000
GO, AGM, 5.25%, 6/1/2022	55,000	57,832
Clackamas County Service District No. 1
Rev., 5.00%, 12/1/2021	20,000	20,489
Rev., 5.00%, 12/1/2022	35,000	37,568
County of Deschutes GO, 4.00%, 12/1/2022	45,000	45,873
County of Lane, Full Faith and Credit GO, 4.00%, 6/1/2021	35,000	35,000
County of Multnomah, Full Faith and Credit GO, 5.00%, 6/1/2022	25,000	26,225
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2021	165,000	166,852
Rev., 4.00%, 10/1/2022	250,000	261,221
Deschutes County Administrative School District No. 1, Bend-La Pine
GO, 4.00%, 6/15/2021	50,000	50,071
GO, 5.00%, 6/15/2022	25,000	26,272
Hillsboro School District No. 1J GO, 4.00%, 6/15/2022 (b)	25,000	26,012
Hood River County School District GO, 4.00%, 6/15/2022	30,000	31,200
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	175,000	198,428
Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	32,899

Investments	Principal Amount($)	Value($)
Lane County School District No. 4J
Series 2011A, GO, 3.00%, 6/15/2021	30,000	30,032
GO, 5.00%, 6/15/2021	100,000	100,177
GO, 5.00%, 6/15/2022	25,000	26,272
Metro Series 2012A, GO, 5.00%, 6/1/2022	25,000	26,225
Metro, Oregon Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	23,570
Metropolitan Wastewater Management Commission Rev., 5.00%, 11/1/2021	50,000	51,017
Multnomah County School District No. 1 Portland
GO, 5.00%, 6/15/2022	20,000	21,018
Series 2013B, GO, 5.00%, 6/15/2022	35,000	36,781
Oregon Health and Science University
Series 2012A, Rev., 3.00%, 7/1/2021	100,000	100,227
Series 2012E, Rev., 4.00%, 7/1/2022 (b)	250,000	260,527
Series 2012A, Rev., 5.00%, 7/1/2022	50,000	52,596
Series 2012E, Rev., 5.00%, 7/1/2022 (b)	200,000	210,581
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	105,047
Series 2012A, Rev., 5.00%, 7/1/2026	40,000	41,935
Oregon State Facilities Authority, Legacy Health Project Series 2016A, Rev., 5.00%, 6/1/2022	180,000	188,615
Oregon State Facilities Authority, Providence Health and Services
Series 2013A, Rev., 5.00%, 10/1/2021	40,000	40,647
Series 2013A, Rev., 5.00%, 10/1/2022	85,000	90,516
Oregon State Lottery
Series 2016-XF2290, Rev., VRDO, LIQ: Citibank NA, 0.11%, 6/9/2021 (c)(f)	8,000,000	8,000,000
Series 2013A, Rev., 5.00%, 4/1/2022	115,000	119,693
Series 2014B, Rev., 5.00%, 4/1/2022	85,000	88,469
Series 2014C, Rev., 5.00%, 4/1/2022	90,000	93,673

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015C, Rev., 5.00%, 4/1/2022	25,000	26,020
Series A, Rev., 5.00%, 4/1/2022	30,000	31,224
Series C, Rev., 5.00%, 4/1/2022	40,000	41,633
Portland Community College District GO, 5.00%, 6/15/2022	145,000	152,378
Seaside School District No. 10 Series 2017B, GO, 4.00%, 6/15/2021	25,000	25,035
State of Oregon
Series L, GO, 5.00%, 11/1/2021	45,000	45,915
Series 2011N, GO, 5.00%, 12/1/2021	20,000	20,489
Series 2012K, GO, 5.00%, 5/1/2022	25,000	26,122
Series 2013F, GO, 5.00%, 5/1/2022	35,000	36,572
State of Oregon, Article XI-M and XI-N Seismic Projects
Series 2020E, GO, 5.00%, 6/1/2021	40,000	40,000
Series 2021E, GO, 5.00%, 6/1/2022	30,000	31,470
State of Oregon, Article XI-M Seismic Projects, Tax-Exempt Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,980
State of Oregon, Article XI-N Seismic Projects, Tax-Exempt Series D, GO, 3.00%, 6/1/2021	25,000	25,000
State of Oregon, Article XI-Q Projects Series 2015F, GO, 5.00%, 5/1/2022	25,000	26,123
State of Oregon, Article XI-Q State Projects
Series 2019M, GO, 5.00%, 11/1/2021	45,000	45,915
Series 2017A, GO, 5.00%, 5/1/2022	100,000	104,490
Series 2017A, GO, 5.00%, 5/1/2023	25,000	27,331
Series 2019A, GO, 5.00%, 5/1/2023	45,000	49,196
State of Oregon, Community College Project Series 2015J, GO, 5.00%, 8/1/2021	25,000	25,201

Investments	Principal Amount($)	Value($)
State of Oregon, Department of Transportation Highway User Senior Lien
Series 2013A, Rev., 5.00%, 11/15/2021	170,000	173,783
Series 2014A, Rev., 5.00%, 11/15/2021	60,000	61,335
Series 2017A, Rev., 5.00%, 11/15/2021	70,000	71,558
Series 2014A, Rev., 4.00%, 11/15/2022	25,000	26,418
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	85,000	91,045
Series 2014A, Rev., 5.00%, 11/15/2022	20,000	21,424
Series A, Rev., 5.00%, 11/15/2022	20,000	21,425
State of Oregon, Housing and Community Services Department Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	360,000	364,902
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2018C, Rev., 1.95%, 7/1/2021	400,000	400,553
Series 2020A, Rev., 0.88%, 1/1/2024	425,000	427,909
Series 2014A, Rev., 3.00%, 1/1/2024	235,000	247,577
Series 2020A, Rev., 0.90%, 7/1/2024	570,000	574,124
State of Oregon, University Systems Projects
Series 2011E, GO, 5.00%, 8/1/2021 (b)	200,000	201,615
Series 2012A, GO, 5.00%, 8/1/2021	25,000	25,201
Series H, GO, 5.00%, 8/2/2021 (b)	100,000	100,822
Series G, GO, 5.25%, 8/2/2021 (b)	220,000	221,899
State of Oregon, Veterans Welfare Series 2020K, GO, 0.50%, 6/1/2022	55,000	55,168
Tri-County Metropolitan Transportation District of Oregon, Tax Exempt
Series A, Rev., 4.00%, 10/1/2021	25,000	25,315
Series 2011A, Rev., 5.00%, 10/1/2021	130,000	132,068

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2011A, Rev., 5.00%, 10/1/2021 (b)	320,000	325,159
Series 2017A, Rev., 5.00%, 10/1/2022	375,000	398,918
Tualatin Hills Park and Recreation District GO, 5.00%, 6/1/2022	25,000	26,225
Washington and Clackamas Counties School District No. 23J Tigard GO, NATL-RE, 5.00%, 6/15/2022	60,000	63,053
Washington and Multnomah Counties School District No. 48J Beaverton
Series 2012B, GO, 4.00%, 6/15/2021	100,000	100,141
GO, 5.00%, 6/15/2022	185,000	194,414
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25,000	26,629
Washington County Clean Water Services, Senior Lien Sewer
Series 2011A, Rev., 5.00%, 10/1/2021	95,000	96,544
Series 2011B, Rev., 5.00%, 10/1/2021	25,000	25,406

Total Oregon		18,504,310

Pennsylvania — 3.3%
Abington School District Series 2021AA, GO, 3.00%, 9/15/2021	100,000	100,828
Allegheny County Hospital Development Authority
Series 2011A, Rev., 5.00%, 10/15/2021	185,000	188,333
Series 2021B, Rev., 5.00%, 10/15/2021 (e)	425,000	429,762
Series 2018A, Rev., 5.00%, 4/1/2022	100,000	103,944
Series 2021B, Rev., 5.00%, 10/15/2022 (e)	175,000	185,321
Series 2021B, Rev., 5.00%, 10/15/2023 (e)	950,000	1,047,621
Series 2021B, Rev., 5.00%, 10/15/2024 (e)	705,000	805,897
Series 2021B, Rev., 5.00%, 10/15/2025 (e)	740,000	873,541
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Rev., 5.00%, 7/15/2021	30,000	30,175
Series 2011A, Rev., 5.00%, 10/15/2021	220,000	223,978

Investments	Principal Amount($)	Value($)
Series 2019A, Rev., 5.00%, 7/15/2022	375,000	395,514
Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	190,000	212,724
Rev., 5.00%, 7/15/2025	110,000	129,896
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	360,000	368,687
Rev., 5.00%, 12/1/2022	190,000	203,734
Bensalem Township School District GO, 5.00%, 8/15/2021	30,000	30,287
Bethel Park School District GO, 5.00%, 8/1/2022	90,000	95,128
Bethlehem Area School District
GO, 5.00%, 10/15/2022	25,000	26,609
Series 2016A, GO, AGM, 5.00%, 2/1/2024	125,000	140,092
Borough of Columbia GO, 3.00%, 6/15/2022 (b)	50,000	51,491
Borough of Steelton GO, AGM, 2.00%, 12/1/2022 (b)	200,000	205,197
Borough of West Chester GO, 4.00%, 11/15/2022	25,000	26,328
Boyertown Area School District GO, 2.00%, 10/1/2022	200,000	204,491
Bristol Township School District GO, 5.00%, 6/1/2022	25,000	26,158
Bucks County Water & Sewer Authority
Rev., AGM, 3.50%, 12/1/2021 (b)	50,000	50,847
Rev., AGM, 5.00%, 12/1/2021 (b)	65,000	66,593
Rev., 2.75%, 6/1/2022	25,000	25,624
Bucks County Water & Sewer Authority, Water System Rev., AGM, 5.00%, 12/1/2021 (b)	30,000	30,735
Butler Area Sewer Authority Series 2020A, Rev., 5.00%, 7/1/2022	505,000	530,884
Capital Region Water Series 2016A, Rev., 5.00%, 7/15/2021	75,000	75,431
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	27,066
Central Bradford Progress Authority, Guthrie Healthcare System Rev., 4.00%, 12/1/2021	380,000	387,109

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Central Bucks School District GO, FGIC, NATL-RE, 5.00%, 5/15/2022 (b)	35,000	36,640
Central Dauphin School District Series 2016A, GO, 5.00%, 11/15/2021	50,000	51,089
Central York School District GO, 4.00%, 11/15/2022	90,000	94,780
Centre County Hospital Authority, Mount Nittany Medical Center Project Rev., 6.00%, 11/15/2021 (b)	200,000	205,349
Chartiers Valley School District
Series 2015A, GO, 5.00%, 10/15/2021	75,000	76,333
Series A, GO, 5.00%, 10/15/2022	100,000	106,548
Cheltenham Township School District
Series 2021A, GO, 2.00%, 9/15/2022	20,000	20,447
Series 2019A, GO, 4.00%, 2/15/2025	20,000	22,539
Chester Water Authority Rev., 5.00%, 12/1/2021	30,000	30,733
City of New Castle GO, AGM, 3.00%, 11/1/2022	25,000	25,843
City of Philadelphia
Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	60,000	60,190
Series 2015B, GO, 5.00%, 8/1/2021	30,000	30,239
Series 2019A, GO, 5.00%, 8/1/2021	125,000	125,994
GO, 5.00%, 8/1/2022	25,000	26,409
City of Philadelphia, Airport System
Series 2017A, Rev., 5.00%, 7/1/2021	100,000	100,390
Series 2017A, Rev., 5.00%, 7/1/2022	55,000	57,868
City of Philadelphia, Water and Wastewater
Series 2018A, Rev., 5.00%, 10/1/2021	25,000	25,402
Series 2015B, Rev., 5.00%, 7/1/2022	140,000	147,348
City of Pittsburgh
GO, 3.00%, 9/1/2021	110,000	110,749
Series 2012A, GO, 5.00%, 9/1/2022 (b)	110,000	116,716
Series 2012A, GO, 5.00%, 9/1/2022	35,000	37,067
Series 2012B, GO, 5.00%, 9/1/2022 (b)	60,000	63,664
GO, 4.00%, 9/1/2023	175,000	189,318
GO, 5.00%, 9/1/2025	100,000	117,704

Investments	Principal Amount($)	Value($)
Colonial School District Series 2017B, GO, 4.00%, 5/15/2022	45,000	46,625
Commonwealth Financing Authority, Tax-Exempt
Series B, Rev., 5.00%, 6/1/2022 (b)	85,000	89,159
Series B-1, Rev., 5.00%, 6/1/2024	200,000	226,475
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2021	140,000	140,000
Rev., 5.00%, 6/1/2022	630,000	659,697
Rev., 5.00%, 6/1/2023	520,000	568,024
Rev., 5.00%, 6/1/2024	415,000	470,466
Rev., 5.00%, 6/1/2025	40,000	46,820
Rev., 5.00%, 6/1/2026	250,000	301,268
Commonwealth of Pennsylvania
Series 2014-1, GO, 5.00%, 6/15/2021 (b)	715,000	716,272
GO, 5.00%, 7/1/2021	25,000	25,097
Series 2014-1, GO, 5.00%, 7/1/2021	50,000	50,195
Series 2016-1, GO, 5.00%, 9/15/2021	75,000	76,037
Series 2016-2, GO, 5.00%, 9/15/2021	165,000	167,282
Series 2013-2, GO, 5.00%, 10/15/2021	50,000	50,893
Series 2011, GO, 5.00%, 11/15/2021 (b)	255,000	260,690
Series 2011-1, GO, 5.00%, 11/15/2021 (b)	525,000	536,704
Series 2016-2, GO, 5.00%, 1/15/2022	210,000	216,286
Series 2013-1, GO, 5.00%, 4/1/2022	485,000	504,461
Series 2012-1, GO, 4.00%, 6/1/2022 (b)	185,000	192,209
Series 2012-1, GO, 5.00%, 6/1/2022 (b)	125,000	131,116
Series 2012-1, GO, 5.00%, 6/1/2022 (b)	485,000	508,731
Series 2014-1, GO, 5.00%, 6/15/2022	45,000	47,251
Series 2012-1, GO, 5.00%, 7/1/2022	115,000	120,997
GO, 5.00%, 7/15/2022	75,000	79,051
Series 2015-1, GO, 5.00%, 8/15/2022	210,000	222,176

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2013-2, GO, 5.00%, 10/15/2022	40,000	42,636
Series 2017-1, GO, 5.00%, 1/1/2023	490,000	527,196
Series 2016-2, GO, 5.00%, 1/15/2023	150,000	161,662
Series 2014-1, GO, 5.00%, 6/15/2023	45,000	49,377
Series 2015-1, GO, 5.00%, 8/15/2023	75,000	82,843
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	45,643
Conestoga Valley School District GO, 4.00%, 2/1/2022	25,000	25,634
Conewago Valley School District GO, 2.00%, 9/1/2021	25,000	25,031
Cornwall Lebanon School District GO, 4.00%, 2/15/2022	45,000	46,173
Council Rock School District
GO, 4.00%, 11/15/2021	70,000	71,180
Series 2017A, GO, 5.00%, 8/15/2022	70,000	73,962
GO, 4.00%, 11/15/2022	140,000	147,519
Series 2019A, GO, 4.00%, 11/15/2025	35,000	40,224
County of Adams
Series 2017B, GO, 4.00%, 11/15/2021	70,000	71,241
Series 2017B, GO, 5.00%, 11/15/2023	25,000	27,840
County of Allegheny
Series C-67, GO, 5.00%, 11/1/2021 (b)	20,000	20,408
Series C-68, GO, 5.00%, 11/1/2021 (b)	20,000	20,408
Series C-69, GO, 5.00%, 12/1/2021 (b)	75,000	76,838
Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	53,591
Series C-70, GO, 5.00%, 12/1/2022 (b)	25,000	26,832
County of Bucks
GO, 5.00%, 6/1/2021	30,000	30,000
GO, 5.00%, 12/1/2022	45,000	48,295
County of Butler GO, 5.00%, 7/15/2021 (b)	25,000	25,099
County of Chester
GO, 5.00%, 7/15/2021	25,000	25,147
GO, 4.00%, 11/15/2021 (b)	20,000	20,356
GO, 5.00%, 11/15/2021 (b)	55,000	56,227
County of Dauphin
GO, 5.00%, 11/15/2021	145,000	148,160

Investments	Principal Amount($)	Value($)
Series 2016A, GO, 4.00%, 11/15/2022	40,000	42,202
Series 2016C, GO, 4.00%, 10/1/2023	25,000	27,152
GO, 4.00%, 11/15/2023	35,000	38,159
County of Fayette GO, AGM, 2.63%, 11/15/2021	70,000	70,703
County of Lancaster
Series 2016A, GO, 5.00%, 5/1/2022	155,000	161,667
Series 2016B, GO, 3.00%, 11/1/2022	105,000	109,102
Series 2017C, GO, 4.00%, 11/1/2022	20,000	21,017
GO, 5.00%, 5/1/2023	25,000	27,210
Series 2020C, GO, 4.00%, 11/1/2023	50,000	54,194
County of Montgomery
Series 2019C, GO, 5.00%, 9/1/2021	25,000	25,304
GO, 5.00%, 5/1/2022	100,000	104,491
Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,088
County of Westmoreland Series 2013A, GO, 5.00%, 12/1/2021	25,000	25,579
County of York
Series A, GO, 4.00%, 6/1/2022	205,000	212,770
GO, 5.00%, 6/1/2022	45,000	47,154
GO, 4.00%, 12/1/2022	30,000	31,701
Series 2016A, GO, 3.00%, 12/1/2023	30,000	31,945
Crawford Central School District GO, 4.00%, 2/1/2022	35,000	35,862
Cumberland County Municipal Authority, Dickinson College Project Rev., 5.00%, 5/1/2022	25,000	26,075
Cumberland Valley School District Series 2015A, GO, 4.00%, 11/15/2021	30,000	30,518
Dauphin County General Authority, Pinnacle Health System Project
Series 2016A, Rev., 5.00%, 6/1/2021	210,000	210,000
Series 2016A, Rev., 5.00%, 6/1/2022	140,000	146,773
Deer Lakes School District Series 2011A, GO, AGM, 5.00%, 10/1/2021	25,000	25,366

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Delaware County Authority, Neumann University Rev., 4.00%, 10/1/2021	180,000	181,960
Delaware County Authority, Villanova University
Rev., 5.00%, 8/1/2021	55,000	55,429
Rev., 5.00%, 12/1/2021	125,000	127,959
Delaware County Regional Water Quality Control Authority Rev., NATL-RE, 5.25%, 5/1/2022	100,000	104,662
Delaware River Joint Toll Bridge Commission, Bridge System Series 2012A, Rev., 5.00%, 7/1/2022 (b)	65,000	68,402
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2022	25,000	25,703
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	150,000	172,295
Delaware Valley School District GO, 4.00%, 11/1/2021	75,000	76,190
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	161,423
Donegal School District, Limited Tax GO, 4.00%, 6/1/2022	55,000	57,135
East Penn School District GO, 4.00%, 11/15/2022	25,000	26,358
Easton Area School District
Series 2018B, GO, 4.00%, 4/1/2022	50,000	51,604
Series 2020A, GO, 4.00%, 4/1/2022	25,000	25,802
Series 2013A, GO, 5.00%, 4/1/2022	30,000	30,483
Exeter Township School District Series 2020A, GO, 5.00%, 5/15/2022	215,000	224,938
Fleetwood Area School District GO, 5.00%, 6/1/2021	20,000	20,000
Fox Chapel Area School District GO, 4.00%, 8/1/2021	90,000	90,555
Franklin Regional School District GO, 3.00%, 5/1/2023	75,000	78,874
Garnet Valley School District
GO, 4.00%, 4/1/2022	25,000	25,802
GO, 4.00%, 4/1/2023	20,000	21,358

Investments	Principal Amount($)	Value($)
Geisinger Authority, Health System
Series A-1, Rev., 5.00%, 6/1/2021	430,000	430,000
Series A-2, Rev., 5.00%, 6/1/2021	250,000	250,000
Rev., 5.00%, 4/1/2022	825,000	858,316
Gettysburg Area School District GO, 5.00%, 1/15/2024	20,000	22,327
Greater Johnstown School District Series A, GO, AGM, 3.10%, 8/1/2021 (b)	50,000	50,247
Hamburg Area School District
GO, 5.00%, 4/1/2022	85,000	88,367
GO, 5.00%, 4/1/2023	20,000	21,696
Hampton Township School District
GO, 2.00%, 11/15/2021	25,000	25,199
Series A, GO, 5.00%, 11/15/2021	35,000	35,706
Hatboro-Horsham School District GO, 4.00%, 9/15/2022	50,000	52,402
Haverford Township School District
GO, 5.00%, 9/1/2021	65,000	65,773
GO, 4.00%, 9/15/2021	25,000	25,273
Hempfield School District Lancaster County
Series 2019AA, GO, 2.00%, 8/1/2021	45,000	45,126
Series 2019A, GO, 4.00%, 8/1/2022	195,000	203,375
Hollidaysburg Area School District GO, 1.00%, 7/15/2022	100,000	100,828
Interboro School District, Limited Tax GO, 3.50%, 8/15/2022 (b)	50,000	51,993
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 2.13%, 11/1/2021	180,000	181,168
Lancaster County Hospital Authority, University of Pennsylvania Health System
Series 2016A, Rev., 5.00%, 8/15/2021	40,000	40,399
Series 2016B, Rev., 5.00%, 8/15/2021	25,000	25,249
Series 2016B, Rev., 5.00%, 8/15/2022	20,000	21,179
Lancaster Higher Education Authority, Harrisburg Area Community College Project ,
Series 2016A Rev., 5.00%, 10/1/2021	65,000	66,043

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 10/1/2022	30,000	31,930
Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	20,000	21,988
Lancaster School District Series 2019B, GO, AGM, 4.00%, 6/1/2021	25,000	25,000
Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,889
Lower Merion School District, Capital Project Series 2009B, GO, 4.00%, 4/1/2022	50,000	51,634
Manheim Township School District GO, 3.00%, 6/1/2022	35,000	35,967
Marple Newtown School District
GO, 5.00%, 6/1/2022	20,000	20,971
GO, 5.00%, 6/1/2023	30,000	32,891
Mars Area School District GO, AGM, 4.13%, 3/1/2022 (b)	25,000	25,746
Methacton School District
Series 2019AA, GO, 4.00%, 8/1/2021	25,000	25,154
GO, 4.00%, 3/1/2022	60,000	61,686
Middletown Area School District
Series 2017A, GO, 3.00%, 3/1/2022	55,000	56,156
Series 2014A, GO, 5.00%, 3/1/2022 (b)	35,000	36,286
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2021	30,000	30,040
Monroeville Finance Authority, University of Pittsburg Medical Center
Rev., 5.00%, 2/15/2022	45,000	46,547
Series 2013B, Rev., 5.00%, 7/1/2022	150,000	157,924
Series 2013B, Rev., 3.50%, 7/1/2023	230,000	245,580
Rev., 5.00%, 2/15/2025	85,000	99,005
Rev., 5.00%, 2/15/2026	20,000	24,039
Montgomery County Higher Education and Health Authority, Abington Memorial Hospital Obligated Group
Rev., 5.00%, 6/1/2022 (b)	125,000	130,987
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	94,311

Investments	Principal Amount($)	Value($)
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	100,000	114,080
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2021	100,000	101,709
Rev., 4.00%, 12/1/2022	100,000	105,069
Rev., 4.00%, 12/1/2023	125,000	135,296
Moon Area School District
Series 2015A, GO, 5.00%, 11/15/2021	75,000	76,565
Series 2015A, GO, 5.00%, 11/15/2022	85,000	90,655
Moshannon Valley School District GO, AGM, 2.38%, 12/1/2021	50,000	50,507
Mount Lebanon School District GO, 5.00%, 2/15/2022	20,000	20,683
Muhlenberg School District
GO, 1.50%, 5/15/2022	350,000	354,182
GO, 4.00%, 5/15/2022	20,000	20,715
Newtown Township Sewer Authority Rev., GTD, 4.00%, 9/1/2021	65,000	65,629
Norristown Area School District GO, 5.00%, 9/1/2022	55,000	58,248
North Hills School District
GO, 4.00%, 10/15/2021	275,000	278,771
Series 2016B, GO, 5.00%, 12/15/2021	100,000	102,525
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	32,719
Northampton County General Purpose Authority, St. Luke’s University Health Network Project
Series 2016A, Rev., 5.00%, 8/15/2021	25,000	25,239
Series 2016A, Rev., 5.00%, 8/15/2022	130,000	137,359
Ohio Township Sanitary Authority Rev., AGM, 4.50%, 8/15/2021 (b)	40,000	40,359
Owen J Roberts School District Series 2016A, GO, 3.00%, 8/15/2021	25,000	25,144
Oxford Area School District
Series 2014A, GO, 5.00%, 2/15/2022	40,000	41,367
GO, 2.50%, 8/1/2022	25,000	25,683

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019A, GO, 4.00%, 9/1/2022	35,000	36,631
Series 2019A, GO, 4.00%, 9/1/2023	40,000	43,226
Parkland School District
GO, 5.00%, 4/15/2022	100,000	104,092
Series 2020A, GO, 4.00%, 1/15/2023	55,000	58,286
Penn Delco School District Series 2013A, GO, 4.13%, 6/1/2023 (b)	25,000	26,866
Penn Manor School District
GO, 4.00%, 3/1/2022	40,000	41,124
GO, 4.00%, 3/1/2023	55,000	58,539
Pennridge School District
Series 2014A, GO, 3.00%, 2/15/2022 (b)	90,000	91,801
Series 2014B, GO, 5.00%, 2/15/2022 (b)	150,000	155,140
Pennsbury School District GO, 5.00%, 1/15/2022	55,000	56,639
Pennsylvania Economic Development Financing Authority, Capital Region Parking System Series C-1, Rev., AGM, GTD, 5.00%, 1/1/2022	50,000	51,310
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	500,000	500,223
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2013A, Rev., 5.00%, 7/1/2021	100,000	100,394
Series 2017A, Rev., 4.00%, 11/15/2021	555,000	564,787
Series 2014A, Rev., 5.00%, 2/1/2022	150,000	154,873
Rev., 5.00%, 3/15/2022	170,000	176,539
Series 2017A, Rev., 4.00%, 11/15/2022	175,000	184,846
Series 2014A, Rev., 5.00%, 2/1/2023	140,000	151,277
Series 2017A, Rev., 5.00%, 11/15/2023	30,000	33,464
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (c)	440,000	445,771

Investments	Principal Amount($)	Value($)
Pennsylvania Higher Educational Facilities Authority
Series 2011A, Rev., 5.00%, 9/1/2021	40,000	40,485
Series A, Rev., 5.00%, 10/1/2021	30,000	30,486
Series B, Rev., 5.00%, 10/1/2021	75,000	76,216
Series AQ, Rev., 5.00%, 6/15/2022	25,000	26,267
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Series 2012A, Rev., 4.00%, 12/1/2022	115,000	121,683
Rev., 5.00%, 12/1/2023	25,000	27,895
Rev., 5.00%, 12/1/2024	70,000	81,024
Pennsylvania Higher Educational Facilities Authority, Health System
Series 2011A, Rev., 5.00%, 8/15/2021 (b)	105,000	106,049
Series 2011A, Rev., 5.88%, 8/15/2021 (b)	150,000	151,765
Rev., 5.00%, 8/15/2022	30,000	31,770
Series 2016C, Rev., 5.00%, 8/15/2023	90,000	99,601
Series 2012A, Rev., 3.25%, 8/15/2025	250,000	259,217
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AM, Rev., 5.00%, 6/15/2021 (b)	100,000	100,178
Series AM, Rev., 5.00%, 6/15/2021	55,000	55,097
Pennsylvania Higher Educational Facilities Authority, Temple University Series 2012-1, Rev., 5.00%, 4/1/2022 (b)	270,000	281,027
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Rev., 5.00%, 3/1/2022	25,000	25,872
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 2.25%, 8/14/2021 (b)(c)	115,000	115,482
Series 2016A, Rev., 5.00%, 8/15/2021	100,000	100,995
Series 2015C, Rev., 5.00%, 10/1/2022	90,000	95,853

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2021	325,000	328,239
Series 2016C, Rev., 5.00%, 8/15/2022	185,000	195,912
Pennsylvania Housing Finance Agency, Multi-Family Housing Development Rev., 2.45%, 7/1/2021 (c)	125,000	125,228
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	265,875
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program
5.00%, 6/15/2021	155,000	155,272
Rev., 5.00%, 6/15/2021	40,000	40,070
Rev., 5.00%, 6/15/2022	25,000	26,256
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2022	35,000	36,288
Series 2015B, Rev., 5.00%, 9/1/2022	50,000	53,057
Series 2019A, Rev., 5.00%, 9/1/2022	175,000	185,699
Series B, Rev., 5.00%, 9/1/2022	35,000	37,140
Series 2016B, Rev., 5.00%, 9/1/2023	35,000	38,763
Pennsylvania Turnpike Commission
Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 6/9/2021 (c)	14,095,000	14,095,000
Series 2011B, Rev., 4.00%, 12/1/2021 (b)	25,000	25,488
Series 2012A, Rev., 4.25%, 12/1/2021 (b)	55,000	56,143
Rev., 5.00%, 12/1/2021	840,000	860,527
Series 2011E, Rev., 5.00%, 12/1/2021 (b)	90,000	92,183
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	55,000	56,348
Series 2013A, Rev., 5.00%, 12/1/2021	125,000	128,067
Series 2013C, Rev., 5.00%, 12/1/2021	90,000	92,199
Series 2014C, Rev., 5.00%, 12/1/2021	50,000	51,222
Series A, Rev., 5.00%, 12/1/2021	190,000	194,643

Investments	Principal Amount($)	Value($)
Series E, Rev., 5.00%, 12/1/2021 (b)	25,000	25,606
Series 2016B, Rev., 5.00%, 6/1/2022	25,000	26,186
Series 2021A, Rev., 3.00%, 12/1/2022	75,000	78,260
Rev., 5.00%, 12/1/2022	55,000	59,036
Series A, Rev., 5.00%, 12/1/2022	25,000	26,835
Series A-1, Rev., 5.00%, 12/1/2022	100,000	107,338
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	39,194
Series 2016A, Rev., 5.00%, 12/1/2023	50,000	55,991
Series A-1, Rev., 5.00%, 12/1/2023	25,000	27,995
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike
Rev., 5.00%, 12/1/2021 (b)	255,000	261,249
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	45,000	46,103
Series B, Rev., 5.00%, 12/1/2021 (b)	50,000	51,225
Rev., 5.00%, 12/1/2022 (b)	75,000	80,438
Rev., 5.00%, 12/1/2023	290,000	324,051
Pennsylvania Turnpike Commission, Senior Lien
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	135,000	144,894
Series 2012A, Rev., 5.00%, 12/1/2022	140,000	150,273
Series 2012A, Rev., 5.00%, 12/1/2023	150,000	160,951
Perkiomen Valley School District
GO, 5.00%, 3/1/2023	25,000	27,099
GO, 5.00%, 3/1/2024	25,000	28,231
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	23,877
Philadelphia Authority for Industrial Development, Gift of Life Donor Program Project Rev., VRDO, LOC: TD Bank NA, 0.03%, 6/9/2021 (c)	700,000	700,000
Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	160,000	186,857

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Philadelphia Authority for Industrial Development, The Children’s Hospital of Philadelphia Project Rev., 5.00%, 7/1/2021	60,000	60,237
Philadelphia Gas Works Co.
Rev., 5.00%, 8/1/2021	250,000	251,967
Rev., 5.00%, 10/1/2022	140,000	148,910
Rev., 5.00%, 8/1/2023	40,000	43,967
Pittsburgh School District
Series 2012A, GO, 5.00%, 9/1/2021	25,000	25,299
Series 2017A, GO, 5.00%, 9/1/2022	35,000	37,103
Pottstown Borough Authority Rev., GTD, 5.00%, 11/1/2021	35,000	35,697
Quaker Valley School District
GO, 5.00%, 10/1/2021	35,000	35,533
GO, 5.00%, 10/1/2023	25,000	27,757
Robinson Township Municipal Authority Rev., AGM, 3.00%, 5/15/2022	35,000	35,969
Rose Tree Media School District GO, 4.00%, 2/1/2022	45,000	46,124
School District of Philadelphia (The)
Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	1,765,000	1,770,499
Series 2015A, GO, 5.00%, 9/1/2021	65,000	65,765
Somerset Area School District GO, AGM, 2.00%, 2/15/2022	160,000	161,802
South Eastern School District GO, 4.00%, 6/1/2021	80,000	80,000
South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	51,437
South Wayne County Water and Sewer Authority Rev., 4.00%, 2/15/2022	25,000	25,661
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2024	300,000	343,975
Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	200,000	228,339
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2021 (b)	545,000	545,000
Rev., 5.00%, 6/1/2022	110,000	115,378
Rev., 4.00%, 3/1/2023	120,000	127,808
Rev., 5.00%, 6/1/2023	75,000	82,164

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 3/1/2025	45,000	52,475
Southern Fulton School District GO, 3.00%, 9/15/2021	50,000	50,374
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	38,646
Springfield School District GO, 4.00%, 9/1/2021	50,000	50,460
Spring-Ford Area School District Series 2016A, GO, 4.00%, 3/1/2022	75,000	77,165
St. Mary Hospital Authority, Catholic Health East Issue Series 2012A, Rev., 4.00%, 5/15/2022 (b)	35,000	36,306
State College Area School District GO, 5.00%, 3/15/2023	50,000	54,318
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2022	75,000	79,680
State Public School Building Authority, Philadelphia School District Series 2015A, Rev., AGM, 5.00%, 6/1/2021	110,000	110,000
Susquehanna Township School District GO, 4.00%, 5/15/2022	130,000	134,772
Swarthmore Borough Authority Series B, Rev., 5.00%, 9/15/2021	45,000	45,633
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 5.00%, 9/15/2022	50,000	53,151
Township of Derry GO, 2.00%, 11/15/2022	25,000	25,202
Township of Dover GO, 3.00%, 9/1/2021	25,000	25,165
Township of East Lampeter GO, 5.00%, 11/15/2021	195,000	199,104
Township of Exeter GO, AMBAC, 5.30%, 7/15/2021	35,000	35,213
Township of Hampden GO, 4.00%, 5/15/2022	50,000	51,728
Township of Hampton GO, 4.00%, 1/1/2023	65,000	68,866
Township of Hempfield GO, 5.00%, 10/15/2023	35,000	38,859
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	33,015

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Township of Milford GO, 5.00%, 3/1/2022	50,000	51,836
Township of Moon GO, 5.00%, 11/15/2021 (b)	30,000	30,669
Township of North Londonderry GO, 4.00%, 9/1/2023	70,000	75,777
Township of Palmer
Series 2020D, GO, 3.00%, 11/15/2021	50,000	50,637
Series 2020A, GO, 5.00%, 11/15/2023	30,000	33,331
Township of Radnor
GO, 3.63%, 11/1/2022 (b)	40,000	41,974
GO, 3.88%, 11/1/2022 (b)	35,000	36,851
GO, 4.00%, 11/1/2022 (b)	40,000	42,203
Township of Susquehanna GO, 3.00%, 10/1/2021	25,000	25,241
Union County Higher Educational Facilities Financing Authority, Bucknell University Series B, Rev., 5.00%, 4/1/2023	100,000	108,481
Unionville-Chadds Ford School District
GO, 4.00%, 6/1/2022	50,000	51,921
Series 2019A, GO, 4.00%, 6/1/2022	20,000	20,768
Upper Moreland Township School District
GO, 4.00%, 8/15/2021	60,000	60,458
GO, 2.00%, 8/15/2022	140,000	142,936
Warwick School District GO, 4.00%, 2/1/2022	40,000	41,026
West Allegheny School District Series 2017A, GO, 4.00%, 9/1/2022	60,000	62,727
West Chester Area School District
GO, 5.00%, 3/15/2022	85,000	88,283
Series 2012AA, GO, 4.00%, 5/15/2022	25,000	25,930
West Jefferson Hills School District
Series 2017A, GO, 5.00%, 8/1/2023	30,000	33,016
GO, 3.00%, 8/1/2024	25,000	26,957
West View Municipal Authority, Water Rev., 4.00%, 11/15/2021	25,000	25,432
Westmoreland County Industrial Development Authority Health System, Tax Exempt
Series 2020A, Rev., 4.00%, 7/1/2021	250,000	250,731

Investments	Principal Amount($)	Value($)
Series 2020A, Rev., 4.00%, 7/1/2022	300,000	311,675
Yough School District Series 2019A, GO, 4.00%, 10/1/2022	50,000	52,388

Total Pennsylvania		58,554,622

Rhode Island — 0.8%
Narragansett Bay Commission, Wastewater System
Series 2013C, Rev., 5.00%, 9/1/2021	35,000	35,421
Series C, Rev., 5.00%, 9/1/2022	25,000	26,509
Rhode Island Commerce Corp., Department of Transportation
Rev., GAN, 5.00%, 6/15/2021	765,000	766,339
Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	1,220,000	1,281,163
Series 2017A, Rev., 5.00%, 6/15/2023	85,000	93,031
Rev., 5.00%, 5/15/2025	225,000	264,536
Series 2016B, Rev., 5.00%, 6/15/2025	240,000	282,948
Rhode Island Convention Center Authority Series 2015A, Rev., 5.00%, 5/15/2022	1,000,000	1,046,356
Rhode Island Health and Educational Building Corp.
Series B, Rev., 4.00%, 9/15/2021	100,000	101,076
Series 2016B, Rev., 5.00%, 9/15/2021	50,000	50,681
Series 2016A, Rev., 4.00%, 5/15/2022	25,000	25,920
Series A, Rev., 5.00%, 5/15/2024	100,000	113,057
Rhode Island Health and Educational Building Corp., Auxiliary Enterprise Series 2013D, Rev., 5.00%, 9/15/2021	50,000	50,681
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University
Series A, Rev., 4.50%, 9/1/2021	50,000	50,544
Rev., 5.00%, 9/1/2021	420,000	425,093
Rev., 5.00%, 9/1/2022	135,000	143,236

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Bryant University Rev., VRDO, LOC: TD Bank NA, 0.06%, 6/9/2021 (c)	6,510,000	6,510,000
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2016A, Rev., 5.00%, 9/15/2021	25,000	25,348
Rev., 5.00%, 5/15/2022	375,000	392,094
Rhode Island Health and Educational Building Corp., Town of East Greenwich Series 2012A, Rev., GTD, 5.00%, 5/15/2022 (b)	35,000	36,640
Rhode Island Health and Educational Building Corp., Town of Lincoln Series 2020B, Rev., 4.00%, 5/15/2023	90,000	96,693
Rhode Island Health and Educational Building Corp., Town of Narragansett Series 2017B, Rev., GTD, 4.00%, 5/15/2022	25,000	25,920
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity
Series 72-A, Rev., 0.40%, 10/1/2021	115,000	115,102
Series 70, Rev., GNMA COLL, 1.65%, 10/1/2022	25,000	25,445
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2012A, Rev., 4.00%, 10/1/2022	35,000	36,811
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	25,000	26,296
Series 2013A, Rev., 5.00%, 10/1/2022	85,000	90,528
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	30,000	31,954
Series 2017B, Rev., 5.00%, 10/1/2022	45,000	47,920
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2019A, Rev., 5.00%, 10/1/2022	150,000	159,422
Rhode Island Infrastructure Bank, Safe Drinking Water Series 2012A, Rev., 5.00%, 10/1/2022 (b)	25,000	26,628

Investments	Principal Amount($)	Value($)
Rhode Island Infrastructure Bank, Safe Drinking Water Revolving Fund
Series 2013A, Rev., 4.00%, 10/1/2021	30,000	30,387
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	70,000	74,560
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2019A, Rev., 5.00%, 10/1/2021	50,000	50,777
Series 2016A, Rev., 4.00%, 10/1/2022	180,000	188,818
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2014D, GO, 5.00%, 8/1/2021	190,000	191,527
Series A, GO, 5.00%, 8/1/2021	25,000	25,201
Series A, GO, 5.50%, 8/1/2021 (b)	50,000	50,445
Series 2013A, GO, 5.00%, 10/15/2021	50,000	50,906
Series 2014B, GO, 5.00%, 11/1/2021	50,000	51,015
Series 2017A, GO, 5.00%, 5/1/2022	25,000	26,120
Series 2012A, GO, 5.00%, 8/1/2022	90,000	95,128
Series 2013A, GO, 5.00%, 10/15/2022 (b)	25,000	26,676
Series 2014B, GO, 5.00%, 11/1/2022 (b)	45,000	48,114
Series 2014D, GO, 5.00%, 8/1/2023	30,000	33,140
State of Rhode Island and Providence Plantations Lease Participation Certificates, Kent County Courthouse Project Series 2013A, COP, 5.00%, 10/1/2021	150,000	152,351
State of Rhode Island and Providence Plantations Lease Participation Certificates, Pastore Center Energy Conservation Project Series A, COP, 5.00%, 11/1/2021	25,000	25,490
State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project Series 2017D, COP, 5.00%, 4/1/2022	200,000	207,871

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2024	175,000	199,743
Town of Lincoln Series 2015A, GO, 5.00%, 8/1/2022	245,000	258,870
Town of North Kingstown, Public Improvement Series 2015A, GO, 5.00%, 7/15/2021	45,000	45,261
Town of South Kingstown GO, 4.00%, 8/15/2021	50,000	50,397

Total Rhode Island		14,286,189

South Carolina — 0.6%
Aiken County Consolidated School District
Series 2017A, GO, SCSDE, 4.00%, 4/1/2022	35,000	36,138
Series 2018B, GO, SCSDE, 5.00%, 4/1/2022	30,000	31,225
Series 2019A, GO, SCSDE, 5.00%, 4/1/2022	25,000	26,020
Anderson County School District No. 1 GO, SCSDE, 5.00%, 3/1/2022	55,000	57,019
Anderson County School District No. 4 Series 2018A, GO, SCSDE, 5.00%, 3/1/2022	80,000	82,950
Beaufort County School District GO, SCSDE, 5.00%, 3/1/2024	30,000	33,903
Berkeley County School District
Series 2020A, GO, 5.00%, 6/1/2021	30,000	30,000
Series 2013B, GO, SCSDE, 5.00%, 3/1/2022	50,000	51,844
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/2022	25,000	26,815
Charleston Public Facilities Corp., City of Charleston Project Series 2017A, Rev., 5.00%, 9/1/2021	70,000	70,851
City of Anderson, Water & Sewer Rev., AGM, 4.00%, 7/1/2021	25,000	25,078
City of Charleston Rev., 5.00%, 1/1/2022	25,000	25,713
City of Charleston, Stormwater System Rev., 5.00%, 1/1/2022	40,000	41,141
City of Columbia, City Stormwater Improvements Rev., 5.00%, 2/1/2022	40,000	41,305
City of Columbia, Waterworks and Sewer System Rev., 3.00%, 2/1/2023	40,000	41,886

Investments	Principal Amount($)	Value($)
City of Greenville, Limited Obligation Rev., 4.00%, 6/1/2021	30,000	30,000
City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 5.00%, 10/1/2021	175,000	177,754
City of Rock Hill, Combined Utility System Series 2019A, Rev., 5.00%, 1/1/2022	125,000	128,417
Clemson University, Higher Education Bonds
Rev., 5.00%, 5/1/2023	140,000	152,713
Series 2015B, Rev., 5.00%, 5/1/2023	40,000	43,632
County of Berkeley, Combined Utility System Rev., 5.00%, 6/1/2021	50,000	50,000
County of Charleston Series 2013A, GO, 5.00%, 11/1/2021	25,000	25,509
County of Charleston, Capital Improvement, Transportation Sales Tax
GO, 4.00%, 11/1/2021 (b)	285,000	289,634
GO, 5.00%, 11/1/2021 (b)	100,000	102,040
County of Charleston, Transportation Sales Tax GO, 5.00%, 11/1/2021	210,000	214,272
County of Dorchester Series 2013B, GO, 5.00%, 4/1/2022	25,000	26,020
County of Dorchester, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	25,000	26,626
County of Florence, McLeod Medical Center Project
Rev., 5.00%, 11/1/2021	25,000	25,504
Rev., 5.00%, 11/1/2022	245,000	261,809
County of Richland, Library Projects Series 2016B, GO, 5.00%, 3/1/2022	25,000	25,918
County of York GO, 5.00%, 4/1/2022	25,000	26,020
Florence Public Facilities Corp., Installment Purchase, City of Florence Project Series 2020B, Rev., 5.00%, 11/1/2021	25,000	25,485
Fort Mill School District No. 4 Series 2016D, GO, SCSDE, 5.00%, 3/1/2022	60,000	62,185

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Grand Strand Water and Sewer Authority, Waterworks and Sewer System Series 2011B, Rev., 5.00%, 6/1/2021	80,000	80,000
Greenville County School District Series 2020C, GO, SCSDE, 3.00%, 6/1/2021	185,000	185,000
Greenville County School District, Building Equity Sooner for Tomorrow Installment Purchase
Rev., 5.00%, 12/1/2021	200,000	204,918
Rev., 5.00%, 12/1/2022	60,000	64,412
Greenville Health System Rev., 5.00%, 5/1/2023	120,000	125,108
Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2021	75,000	76,206
Joint Municipal Water and Sewer Commission, System Improvement Series 2019B, Rev., 5.00%, 6/1/2022	50,000	52,445
Kershaw County School District, Public Schools Foundation Installment Purchase Rev., 5.00%, 12/1/2021	55,000	56,319
Laurens County School District No. 055, Installment Purchase, South Carolina Project Rev., 5.00%, 12/1/2021	100,000	102,403
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2021	445,000	453,845
Rev., 5.00%, 11/1/2022	200,000	213,515
Lexington County School District No. 1
Series 2011C, GO, SCSDE, 4.00%, 2/1/2022 (b)	30,000	30,782
Series 2011C, GO, SCSDE, 5.00%, 2/1/2022 (b)	40,000	41,309
Series 2013B, GO, SCSDE, 5.00%, 2/1/2022	60,000	61,966
Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	25,000	25,819
Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2021	170,000	174,068
Piedmont Municipal Power Agency
Series 2010A-5, Rev., 5.00%, 1/1/2022	200,000	200,682

Investments	Principal Amount($)	Value($)
Series 2012B, Rev., 4.00%, 1/1/2023	200,000	204,090
Series 2017B, Rev., 5.00%, 1/1/2024	115,000	127,789
Series 2015A, Rev., 5.00%, 1/1/2025	360,000	413,448
Renewable Water Resources Rev., 5.00%, 1/1/2022 (b)	30,000	30,858
Richland County School District No. 1 Series 2011A, GO, SCSDE, 4.00%, 9/1/2021 (b)	100,000	100,971
Richland County School District No. 2
Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	25,000	25,816
GO, SCSDE, 5.00%, 3/1/2022	190,000	196,976
Series 2013B, GO, SCSDE, 5.00%, 5/1/2022	25,000	26,120
SCAGO Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2021	65,000	66,506
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2021	535,000	547,530
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2023	125,000	134,915
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	200,000	235,636
South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement, Mcleod Health Projects Rev., 5.00%, 11/1/2022	390,000	416,757
South Carolina Public Service Authority Series 2011B, Rev., 5.00%, 12/1/2021 (b)	30,000	30,727
South Carolina Public Service Authority, Santee Cooper
Series 2011B, Rev., 4.00%, 12/1/2021 (b)	25,000	25,482
Series 2011B, Rev., 5.00%, 12/1/2021 (b)	80,000	81,920
Series 2012-D, Rev., 5.00%, 6/1/2022 (b)	470,000	492,997
South Carolina Transportation Infrastructure Bank
Series 2012A, Rev., 5.00%, 10/1/2021 (b)	390,000	396,353

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012A, Rev., 5.00%, 10/1/2021	145,000	147,282
Series 2012B, Rev., 5.00%, 10/1/2021	25,000	25,394
Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,577
State of South Carolina, Lander University Series 2016G, GO, 5.00%, 6/1/2021	75,000	75,000
State of South Carolina, University of South Carolina Series 2015B, GO, 5.00%, 4/1/2022	45,000	46,852
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2022	50,000	52,818
Town of Lexington, Waterworks and Sewer System Combined Rev., 5.00%, 6/1/2022	25,000	26,186
Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	331,455
University of South Carolina, Athletic Facilities
Rev., 5.00%, 5/1/2022	25,000	26,111
Series 2017B, Rev., 5.00%, 5/1/2024	410,000	464,165
Series 2017B, Rev., 5.00%, 5/1/2025	530,000	619,861
University of South Carolina, Higher Education Facilities
Rev., 5.00%, 5/1/2022	165,000	172,331
Rev., 5.00%, 5/1/2023	90,000	98,173
Rev., 5.00%, 5/1/2024	25,000	26,040
Rev., 5.00%, 5/1/2025	70,000	81,928

Total South Carolina		10,239,287

South Dakota — 0.4%
City of Rapid City, Sales Tax Rev., 4.00%, 12/1/2021 (b)	35,000	35,684
City of Sioux Falls, Sales Tax
Series 2012A, Rev., 4.00%, 11/15/2021	180,000	183,158
Series 2017A, Rev., 5.00%, 11/15/2021	45,000	45,993
Series 2012A, Rev., 4.00%, 11/15/2022	50,000	52,806
Series 2017A, Rev., 5.00%, 11/15/2022	105,000	112,415
Series 2020A, Rev., 5.00%, 11/15/2022	25,000	26,765

Investments	Principal Amount($)	Value($)
County of Minnehaha, Limited Tax Series 2014A, COP, 5.00%, 12/1/2021	125,000	127,966
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 6/1/2021	25,000	25,000
Series 2017A, COP, 3.00%, 12/1/2021	225,000	227,978
Series 2017A, COP, 3.00%, 6/1/2023	25,000	26,274
Rapid City Area School District No. 51-4 Series 2017B, GO, 5.00%, 1/1/2022	40,000	41,127
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay GO, 4.00%, 8/1/2023	630,000	680,907
Sioux Falls School District No. 49-5, Limited Tax
Series 2011A, GO, 5.00%, 7/1/2021	25,000	25,097
Series 2011A, GO, 5.00%, 7/1/2021 (b)	20,000	20,080
GO, 4.00%, 8/1/2021	55,000	55,349
South Dakota Building Authority Series 2019A, Rev., 4.00%, 6/1/2022	50,000	51,869
South Dakota Conservancy District, State Revolving Fund Program Series 2012B, Rev., 4.00%, 8/1/2021	40,000	40,254
South Dakota Health and Educational Facilities Authority, Avera Health Series 2012A, Rev., 5.00%, 7/1/2021 (b)	100,000	100,372
South Dakota Health and Educational Facilities Authority, Avera Health Issue Series 2012A, Rev., 5.00%, 7/1/2021 (b)	400,000	401,588
South Dakota Health and Educational Facilities Authority, Regional Health
Rev., 5.00%, 9/1/2021	35,000	35,416
Rev., 5.00%, 9/1/2022	210,000	222,538
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 4.00%, 11/1/2021	50,000	50,789

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
South Dakota Health and Educational Facilities Authority, Vocational Education Program
Series 2015C, Rev., 5.00%, 8/1/2021	25,000	25,197
Rev., 5.00%, 8/1/2022	20,000	21,118
South Dakota Health and Educational Facilities Authority, Vocational Educational Program Series 2015B, Rev., 5.00%, 8/1/2022	25,000	26,397
South Dakota Housing Development Authority, Homeownership Mortgage
Series B, Rev., 2.70%, 11/1/2021	15,000	15,148
Series 2020C, Rev., GNMA/FNMA/FHLMC COLL, 0.35%, 11/1/2022	530,000	530,292
Series 2019A, Rev., 1.90%, 11/1/2022	55,000	56,240
South Dakota State Building Authority
Series 2011A, Rev., 5.00%, 9/1/2021	60,000	60,708
Series 2017A, Rev., 4.00%, 6/1/2022	50,000	51,869
Series 2018A, Rev., 4.00%, 6/1/2022	25,000	25,935
Series 2013B, Rev., 5.00%, 6/1/2022	80,000	83,787
Series 2015B, Rev., 5.00%, 6/1/2022	35,000	36,657
Series A, Rev., 5.00%, 6/1/2022	50,000	52,367
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	200,000	212,212
Series 2014D, Rev., 5.00%, 9/1/2022	80,000	84,725
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	33,175
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	28,642
Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ: Barclays Bank plc, 0.15%, 6/9/2021 (c)(f)	3,680,000	3,680,000

Total South Dakota		7,613,894

Tennessee — 1.4%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	1,615,000	1,742,027

Investments	Principal Amount($)	Value($)
Chattanooga Health Educational and Housing Facility Board, Rideway Apartment Project Rev., VRDO, 1.63%, 12/1/2021 (c)	230,000	230,000
City of Chattanooga
GO, 5.00%, 10/1/2021	50,000	50,812
GO, 3.13%, 10/1/2025	140,000	145,334
City of Chattanooga, Electric System
Series 2015A, Rev., 5.00%, 9/1/2021	230,000	232,795
Series C, Rev., 5.00%, 9/1/2021	25,000	25,304
Series A, Rev., 5.00%, 9/1/2022	75,000	79,585
City of Clarksville, Electric System Rev., 2.00%, 9/1/2022	50,000	51,188
City of Clarksville, Water Sewer and Gas Rev., 5.00%, 2/1/2022	25,000	25,817
City of Franklin, Public Improvement GO, 5.00%, 4/1/2022	50,000	52,049
City of Johnson City GO, 5.00%, 6/1/2021	20,000	20,000
City of Kingsport Series 2017A, GO, 5.00%, 3/1/2022	115,000	119,231
City of Knoxville, Electric System
Series 2012-AA, Rev., 3.00%, 7/1/2021	100,000	100,230
Series 2017HH, Rev., 5.00%, 7/1/2021	50,000	50,197
Series 2017-II, Rev., 5.00%, 7/1/2021	20,000	20,079
City of Knoxville, Waterworks System Series 2015A, Rev., 5.00%, 4/1/2022	25,000	26,025
City of Memphis, Electric System Rev., 5.00%, 12/1/2021	45,000	46,100
City of Memphis, General Improvement
GO, 5.00%, 6/1/2021	50,000	50,000
GO, 5.00%, 5/1/2022	185,000	186,873
GO, 5.00%, 6/1/2022	50,000	52,419
City of Memphis, Sanitary Sewerage System
Rev., 5.00%, 10/1/2021	265,000	269,305
Rev., 5.00%, 10/1/2022	45,000	47,933
City of Morristown GO, 4.00%, 10/1/2024	100,000	101,217
City of Murfreesboro GO, 5.00%, 6/1/2021	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020C, GO, 3.00%, 2/1/2022	35,000	35,682
GO, 5.00%, 6/1/2022	50,000	52,455
City of Oak Ridge
GO, 5.00%, 6/1/2021	25,000	25,000
Series 2015A, GO, 5.00%, 6/1/2021	45,000	45,000
City of Pigeon Forge GO, 5.00%, 6/1/2021	40,000	40,000
Columbia Housing and Redevelopment Corp., Multi-Family Housing, Northridge Project Rev., 2.40%, 9/1/2021 (c)	150,000	150,806
County of Blount GO, 4.38%, 6/1/2021 (b)	25,000	25,000
County of Bradley GO, 5.00%, 6/1/2021	120,000	120,000
County of Hamilton GO, 3.00%, 3/1/2022	25,000	25,546
County of Knox
GO, 5.00%, 6/1/2021	45,000	45,000
Series 2020A, GO, 5.00%, 8/1/2022	30,000	31,713
County of Madison
GO, 5.00%, 4/1/2022	20,000	20,804
GO, 5.00%, 4/1/2023	50,000	54,385
County of Maury GO, 5.00%, 4/1/2024	30,000	33,950
County of Montgomery, Public Improvement GO, 4.00%, 4/1/2022	20,000	20,649
County of Putnam GO, 5.00%, 4/1/2022	25,000	26,022
County of Robertson Series 2014B, GO, 4.00%, 6/1/2021	100,000	100,000
County of Rutherford
GO, 3.00%, 4/1/2022 (b)	20,000	20,480
GO, 5.00%, 4/1/2022	45,000	46,840
Series 2013A, GO, 5.00%, 4/1/2022	40,000	41,636
County of Shelby
Series 2012A, GO, 4.00%, 3/1/2022	120,000	123,519
Series A, GO, 5.00%, 3/1/2022	50,000	51,840
Series 2015A, GO, 5.00%, 4/1/2022	30,000	31,227
Series 2017A, GO, 5.00%, 4/1/2022	30,000	31,227
Series 2019B, GO, 5.00%, 4/1/2022	50,000	52,045

Investments	Principal Amount($)	Value($)
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2022	50,000	52,045
County of Sullivan Series 2015A, GO, 5.00%, 4/1/2022	25,000	26,018
County of Sumner GO, 5.00%, 6/1/2021	100,000	100,000
County of Sumner, School and Public Improvement
GO, 5.00%, 12/1/2021	20,000	20,489
GO, 5.00%, 12/1/2022	125,000	134,172
County of Williamson GO, 5.00%, 4/1/2022	35,000	36,428
County of Williamson, School and Public Improvement Series 2015B, GO, 2.00%, 4/1/2022	100,000	101,591
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2025	70,000	76,322
Hallsdale-Powell Utility District, Water and Sewer Rev., 5.00%, 4/1/2023	45,000	48,955
Hendersonville Utility District, Waterworks and Sewer Rev., 5.00%, 8/1/2021	20,000	20,157
Johnson City Energy Authority, Electric System Rev., 5.00%, 5/1/2022	50,000	52,245
Mallory Valley Utility District, Waterworks System Rev., 5.00%, 9/1/2023	75,000	83,046
Memphis Center City Revenue Finance Corp., Pyramid & Pinch District Rev., AGM, 4.50%, 11/1/2021 (b)	100,000	101,833
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Bonds, Volunteer Healthcare Rev., Zero Coupon, 6/1/2021 (b)	815,000	815,000
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities, Belmont University Project Rev., 4.00%, 11/1/2021	25,000	25,363

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities, The Vanderbilt University Series 2012D, Rev., 4.00%, 10/3/2022 (b)	65,000	68,249
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2021	105,000	105,417
Series 2021C, GO, 5.00%, 1/1/2022	50,000	51,430
GO, 5.00%, 7/1/2022 (b)	200,000	210,581
GO, 5.00%, 7/1/2022	90,000	94,774
Series 2015A, GO, 5.00%, 7/1/2022	165,000	173,753
Series 2015C, GO, 5.00%, 7/1/2022	180,000	189,549
Metropolitan Government of Nashville and Davidson County, Electric System Series 2015A, Rev., 5.00%, 5/15/2022	20,000	20,936
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series 2017A, Rev., 4.00%, 7/1/2022	50,000	52,113
Rev., 5.00%, 7/1/2022	70,000	73,713
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	27,505
Series 2020B, Rev., 5.00%, 7/1/2023	35,000	38,506
Pigeon Forge Industrial Development Board, Public Facility Rev., 5.00%, 6/1/2022	75,000	75,255
Public Building Authority of Sevier County, Local Government Public Improvement Rev., VRDO, GTD, LOC: Bank of America NA, 0.04%, 6/9/2021 (c)	14,370,000	14,370,000
Rutherford County Consolidated Utility District Rev., 4.00%, 2/1/2022	75,000	76,954
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2022	35,000	36,535
Series 2017A, Rev., 5.00%, 5/1/2023	150,000	163,651
Series 2017A, Rev., 5.00%, 5/1/2025	120,000	139,890

Investments	Principal Amount($)	Value($)
Shelby County Health Educational and Housing Facilities Board, The Village at Germantown
Rev., 5.00%, 12/1/2022 (b)	150,000	158,777
Rev., 5.38%, 12/1/2022 (b)	80,000	86,186
State of Tennessee
Series 2012-A, GO, 5.00%, 8/1/2021	80,000	80,645
Series 2011A, GO, 5.00%, 10/1/2021	125,000	127,031
Series 2009B, GO, 5.00%, 11/1/2021	200,000	204,068
Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	50,000	57,238
Tennessee Energy Acquisition Corp., Gas Project Series 2006A, Rev., 5.25%, 9/1/2021	975,000	987,054
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Rev., 5.00%, 11/1/2021	100,000	102,034
Series 2014B, Rev., 5.00%, 11/1/2021	335,000	341,814
Series 2015B, Rev., 5.00%, 11/1/2021	110,000	112,238
Rev., 5.00%, 11/1/2022	115,000	122,957
Series 2013A, Rev., 5.00%, 11/1/2022	25,000	26,723
Series 2018A, Rev., 5.00%, 11/1/2022	65,000	69,479
Series B, Rev., 5.00%, 11/1/2022	20,000	21,378
Series B, Rev., 5.00%, 11/1/2024	20,000	23,149
Tenth Special School District, Limited Obligation School GO, 4.00%, 4/1/2022	40,000	41,287
Town of Collierville Series 2015A, GO, 5.00%, 1/1/2022	75,000	77,144
Town of Collierville, Water and Sewer System GO, 4.00%, 11/1/2021	30,000	30,486
Town of Smyrna, Water and Sewer System GO, 4.00%, 6/1/2021	20,000	20,000
West Wilson Utility District, Water Rev., 4.50%, 6/1/2021 (b)	130,000	130,000

Total Tennessee		25,557,509

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Texas — 8.8%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	55,000	56,907
Alamo Community College District, Financing System Senior Lien Series 2012A, Rev., 5.00%, 11/1/2021	30,000	30,614
Alamo Community College District, Limited Tax GO, 3.00%, 8/15/2021	90,000	90,538
Alamo Community College District, Maintenance Tax
GO, 5.00%, 6/16/2021	25,000	25,048
GO, 4.00%, 2/15/2022	95,000	97,634
GO, 5.50%, 2/15/2022	85,000	88,252
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien
Rev., 5.00%, 6/15/2021	25,000	25,044
Rev., 5.00%, 6/15/2022	115,000	120,852
Rev., 5.00%, 6/15/2023	50,000	54,789
Aledo Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2022	85,000	84,831
Alief Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,692
Allen Economic Development Corp., Sales Tax Series 2017A, Rev., 4.00%, 9/1/2021	135,000	136,307
Allen Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	20,000	20,693
Alvin Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	100,000	103,417
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2022	60,000	62,772
Series 2021A, Rev., 5.00%, 8/15/2023	155,000	167,764
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,692

Investments	Principal Amount($)	Value($)
Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	26,134
Austin Community College District Public Facility Corp., Highland Campus - Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	27,571
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Rev., 5.00%, 8/1/2021	60,000	60,483
Austin Community College District Public Facility Corp., Round Rock Campus Rev., 5.00%, 8/1/2022	25,000	26,412
Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	125,000	132,949
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2021 (b)	30,000	30,242
GO, 5.00%, 8/1/2021	75,000	75,603
GO, 5.00%, 8/1/2022	20,000	21,140
GO, 5.00%, 8/1/2023	35,000	38,583
Austin Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2021	105,000	105,848
Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (b)	115,000	115,900
Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021	80,000	80,646
Series 2015B, GO, 5.00%, 8/1/2021	45,000	45,363
Series B, GO, 5.00%, 8/1/2021	20,000	20,161
Series 2014B, GO, 5.00%, 8/1/2022	20,000	21,144
Barbers Hill Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	140,000	144,845
GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,840
GO, 5.00%, 2/15/2023	40,000	43,145
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,840
Bastrop Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	140,000	144,644

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	46,703
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	85,000	87,944
Benavides Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2021	140,000	139,877
Bexar County Hospital District GO, 5.00%, 2/15/2022	85,000	87,892
Bexar County Hospital District, Limited Tax
GO, 5.00%, 2/15/2022	25,000	25,851
GO, 5.00%, 2/15/2023	200,000	216,371
Board of Regents of the University of Texas System, Financing System
Series 2010B, Rev., 4.00%, 8/15/2021	30,000	30,239
Series 2012A, Rev., 4.00%, 8/15/2021	50,000	50,398
Series 2006C, Rev., 5.00%, 8/15/2021	80,000	80,799
Series 2010B, Rev., 5.00%, 8/15/2021	340,000	343,396
Series 2012A, Rev., 5.00%, 8/15/2021	25,000	25,250
Series 2012B, Rev., 5.00%, 8/15/2021	30,000	30,300
Series 2014A, Rev., 5.00%, 8/15/2021	35,000	35,349
Series 2016C, Rev., 5.00%, 8/15/2021	165,000	166,648
Series 2016D, Rev., 5.00%, 8/15/2021	20,000	20,200
Series 2016I, Rev., 5.00%, 8/15/2021	195,000	196,947
Series 2016J, Rev., 5.00%, 8/15/2021	125,000	126,248
Series 2010B, Rev., 5.00%, 8/15/2022	70,000	74,137
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	255,000	270,016
Series 2016C, Rev., 5.00%, 8/15/2022	30,000	31,773
Series 2016D, Rev., 5.00%, 8/15/2022	25,000	26,478
Series 2016E, Rev., 5.00%, 8/15/2022	50,000	52,955

Investments	Principal Amount($)	Value($)
Series 2016-I, Rev., 5.00%, 8/15/2022	180,000	190,639
Series 2016J, Rev., 5.00%, 8/15/2022	80,000	84,728
Series 2016D, Rev., 5.00%, 8/15/2023	75,000	82,931
Series 2017C, Rev., 5.00%, 8/15/2023	25,000	27,644
Boerne Public Facilities Corp., Liv at Boerne Senior Apartments Rev., 2.75%, 11/1/2021 (c)	100,000	101,070
Brazosport Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,734
Brazosport Water Authority, Water Supply System Series 2015C, Rev., 4.00%, 9/1/2022	25,000	26,168
Brock Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	55,000	58,251
Bryan Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,508
GO, PSF-GTD, 4.00%, 2/15/2023	120,000	127,890
Buna Independent School District, School Building GO, PSF-GTD, 2.25%, 8/15/2023	120,000	122,504
Calhoun County Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,694
Canadian River Municipal Water Authority Corp., Conjunctive Use Groundwater Supply Project Rev., 5.00%, 2/15/2023	150,000	154,898
Canyon Regional Water Authority, Lake Dunlap Mid-Cities Project Rev., 4.00%, 8/1/2021	100,000	100,642
Canyon Regional Water Authority, Wells Ranch I Project
Rev., 4.00%, 8/1/2021	45,000	45,289
Rev., 5.00%, 8/1/2022	30,000	31,713
Capital Area Housing Finance Corp., Multi-Family Housing, Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (c)	125,000	125,340

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Carroll Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,694
GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,865
Carrollton-Farmers Branch Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	105,000	108,649
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	50,000	51,732
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,064
Carthage Independent School District, Unlimited Tax GO, PSF-GTD, 4.75%, 8/15/2021	25,000	25,236
Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	48,627
Centerville Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2021 (b)	75,000	75,597
Central Texas Regional Mobility Authority, Subordinated Lien
Rev., BAN, 4.00%, 1/1/2022	180,000	180,517
Rev., 5.00%, 1/1/2023 (b)	305,000	328,546
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	570,000	648,000
Central Texas Turnpike System
Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2021	110,000	109,903
Series 2012-A, Rev., 5.00%, 8/15/2022 (b)	420,000	444,732
Series C, Rev., 5.00%, 8/15/2022	150,000	156,890
Cinco Southwest Municipal Utility District No. 1 Rev., GTD, 3.00%, 12/1/2021	100,000	101,374
City of Abilene
GO, 4.00%, 2/15/2022	250,000	256,806
GO, 5.00%, 2/15/2022 (b)	85,000	87,944
GO, 4.00%, 2/15/2023	25,000	26,617
GO, 5.00%, 2/15/2024	25,000	28,109
City of Abilene, Combination Tax
GO, 4.00%, 2/15/2022	85,000	87,314
GO, 5.00%, 2/15/2022	130,000	134,452

Investments	Principal Amount($)	Value($)
City of Amarillo, Waterworks and Sewer System Rev., 5.00%, 4/1/2022	20,000	20,818
City of Arlington GO, 3.00%, 8/15/2021	100,000	100,591
City of Arlington, Permanent Improvement
GO, 4.00%, 8/15/2021	30,000	30,238
Series 2015B, GO, 4.00%, 8/15/2021	20,000	20,159
Series B, GO, 3.00%, 8/15/2022	25,000	25,874
GO, 5.00%, 8/15/2023	25,000	27,649
City of Arlington, Water & Wastewater System
Series 2019B, Rev., 3.00%, 6/1/2021	30,000	30,000
Series 2017A, Rev., 4.00%, 6/1/2021	210,000	210,000
Series 2015A, Rev., 5.00%, 6/1/2021	35,000	35,000
Series 2015B, Rev., 5.00%, 6/1/2021	50,000	50,000
Series 2013B, Rev., 3.00%, 6/1/2022	50,000	51,423
City of Austin, Electric Utility System
Series 2015A, Rev., 5.00%, 11/15/2021	265,000	270,885
Series 2015A, Rev., 5.00%, 11/15/2022	65,000	69,610
City of Austin, Public Improvement
GO, 5.00%, 9/1/2021	745,000	754,033
Series 2013A, GO, 5.00%, 9/1/2021	70,000	70,849
GO, 5.00%, 9/1/2022	65,000	68,965
GO, 5.00%, 11/1/2022	25,000	26,726
GO, 5.00%, 9/1/2023	70,000	77,594
City of Austin, Public Property Finance Contractual Obligations GO, 5.00%, 11/1/2021	170,000	173,451
City of Austin, Water & Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2021	25,000	25,555
Rev., 5.00%, 11/15/2022	100,000	107,092
Rev., 5.00%, 11/15/2024	50,000	51,120
Rev., 5.00%, 11/15/2026	280,000	286,270
City of Baytown
GO, 5.00%, 2/1/2022	130,000	134,233
GO, 5.00%, 2/1/2023	60,000	64,822

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Beaumont Series 2020A, GO, 5.00%, 3/1/2022	65,000	67,367
City of Beaumont, Waterworks and Sewer System
Series 2014A, Rev., AGM, 5.00%, 9/1/2021	200,000	202,354
Rev., 5.00%, 9/1/2022 (b)	55,000	58,358
Series A, Rev., AGM, 5.00%, 9/1/2022	105,000	111,215
City of Boerne GO, 4.00%, 3/1/2022	100,000	102,894
City of Brownsville GO, 4.00%, 2/15/2022	265,000	272,023
City of Brownsville, Utilities System
Rev., AGM, 5.00%, 9/1/2022	100,000	105,789
Series 2013A, Rev., 5.00%, 9/1/2024	100,000	110,157
City of Bryan
GO, 3.00%, 8/15/2021	25,000	25,145
GO, 3.00%, 8/15/2022	30,000	31,030
City of Bryan, Electric System Rev., 5.00%, 7/1/2021	115,000	115,435
City of Buda GO, 5.00%, 8/15/2024	20,000	22,836
City of Buda, Combination Tax GO, 5.00%, 8/15/2022	105,000	111,127
City of Burleson GO, 4.00%, 3/1/2022	35,000	36,000
City of Cedar Hill, Refunding & Improvement
GO, 5.00%, 2/15/2022	90,000	93,082
GO, 5.00%, 2/15/2023	25,000	26,988
City of Cedar Park
GO, 4.00%, 2/15/2022	75,000	77,042
GO, 5.00%, 2/15/2022	50,000	51,712
GO, 5.00%, 2/15/2023	30,000	32,423
GO, 5.00%, 2/15/2025	40,000	46,671
City of Cedar Park, Utility System Rev., 3.00%, 8/15/2022	25,000	25,858
City of College Station
GO, 5.00%, 2/15/2022	45,000	46,557
GO, 5.00%, 2/15/2023	30,000	32,499
City of Conroe
Series 2020C, GO, 5.00%, 11/15/2021	165,000	168,680
Series 2018B, GO, 5.00%, 11/15/2024	25,000	28,967
Series 2019A, GO, 5.00%, 3/1/2025	35,000	40,956

Investments	Principal Amount($)	Value($)
City of Conroe, Water and Sewer System Series 2011, Rev., 3.00%, 11/15/2021	40,000	40,510
City of Coppell, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2023	50,000	54,027
City of Corpus Christi, General Improvement
GO, 5.00%, 3/1/2022	300,000	310,923
GO, 5.00%, 3/1/2023	40,000	43,388
Series 2020A, GO, 5.00%, 3/1/2023	35,000	37,964
City of Corpus Christi, Junior Lien Utility System
Series C, Rev., 5.00%, 7/15/2021	50,000	50,290
Rev., 5.00%, 7/15/2022	120,000	126,523
City of Crowley, Combination Tax GO, 3.00%, 2/1/2022	25,000	25,447
City of Dallas
GO, 5.00%, 2/15/2022	195,000	201,720
GO, 5.00%, 2/15/2023	495,000	511,809
GO, 5.00%, 2/15/2025	200,000	215,783
City of Dallas Housing Finance Corp., Multi-Family, Palladium Redbird Rev., 1.50%, 4/1/2022 (c)	1,715,000	1,733,586
City of Dallas, Waterworks and Sewer System
Rev., 5.00%, 10/1/2021	35,000	35,571
Series 2012A, Rev., 5.00%, 10/1/2021	60,000	60,979
Rev., 5.00%, 10/1/2022 (b)	75,000	76,182
Series 2020C, Rev., 5.00%, 10/1/2022	70,000	74,513
City of Deer Park
GO, 3.00%, 3/15/2022	50,000	51,110
GO, 3.00%, 3/15/2024	25,000	26,843
City of Del Rio GO, AGM, 3.00%, 6/1/2021	50,000	50,000
City of Denton
GO, 4.00%, 2/15/2022	65,000	66,760
GO, 5.00%, 2/15/2022	250,000	258,525
GO, 5.00%, 2/15/2023	25,000	27,051
City of Eagle Pass, Limited Tax GO, 4.00%, 3/1/2022	75,000	77,062
City of Edinburg GO, 5.00%, 3/1/2022	20,000	20,719
City of El Campo Series 2015A, GO, 4.00%, 2/1/2022	100,000	102,538
City of El Paso
GO, 5.00%, 8/15/2021	105,000	106,049
GO, 5.00%, 8/15/2022	220,000	233,003

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019A, GO, 5.00%, 8/15/2022	105,000	111,206
Series 2014A, GO, 5.00%, 8/15/2023	50,000	55,252
City of El Paso Municipal Drainage Utility System Rev., 5.00%, 3/1/2022	135,000	139,894
City of El Paso, Water and Sewer System
Rev., 4.00%, 3/1/2022	25,000	25,720
Series 2012A, Rev., 4.00%, 3/1/2022 (b)	40,000	41,171
Rev., 5.00%, 3/1/2022	110,000	113,988
Rev., 5.00%, 3/1/2022 (b)	40,000	41,470
Series 2012A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,919
Rev., 5.00%, 3/1/2023	50,000	54,170
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	39,567
City of Farmers Branch, Combination Tax GO, 5.00%, 2/15/2023	30,000	32,429
City of Fort Worth, General Purpose Series 2015A, GO, 5.00%, 3/1/2022	470,000	487,185
City of Fort Worth, Water and Sewer System Improvement
Rev., 5.00%, 2/15/2022	25,000	25,865
Series 2020A, Rev., 5.00%, 2/15/2022	155,000	160,364
Rev., 5.00%, 2/15/2023	75,000	75,262
City of Friendswood, Waterworks and Sewer System Rev., 4.00%, 3/1/2022	100,000	102,871
City of Frisco
GO, 3.00%, 2/15/2022	20,000	20,410
GO, 5.00%, 2/15/2022	195,000	201,734
Series 2015A, GO, 5.00%, 2/15/2022	80,000	82,763
GO, 5.00%, 2/15/2023	40,000	43,281
Series 2011, GO, 5.00%, 2/15/2023	45,000	45,156
GO, 5.00%, 2/15/2025	35,000	40,936
City of Garland
GO, 5.00%, 2/15/2022	80,000	82,728
GO, 5.00%, 2/15/2023	35,000	37,846
Series 2015A, GO, 5.00%, 2/15/2023	25,000	27,033
City of Garland, Combination Tax GO, 5.00%, 2/15/2022	110,000	113,751

Investments	Principal Amount($)	Value($)
City of Garland, Electric Utility System
Series 2019A, Rev., 5.00%, 3/1/2022	635,000	657,631
Rev., 5.00%, 3/1/2023	300,000	324,637
Series 2016B, Rev., 5.00%, 3/1/2023	335,000	362,511
Series 2019A, Rev., 5.00%, 3/1/2023	510,000	551,882
Rev., 5.00%, 3/1/2025	250,000	289,305
Series 2019A, Rev., 5.00%, 3/1/2025	3,480,000	4,027,132
Rev., 5.00%, 3/1/2026	250,000	298,444
Series 2019A, Rev., 5.00%, 3/1/2026	240,000	286,506
City of Georgetown
GO, 3.00%, 8/15/2021	65,000	65,381
GO, 5.00%, 8/15/2021	20,000	20,198
GO, 5.00%, 8/15/2022	40,000	42,344
City of Georgetown, Combination Tax
GO, 4.00%, 8/15/2021	125,000	125,985
GO, 5.00%, 8/15/2022	25,000	26,465
City of Granbury, Combination Tax GO, 5.00%, 8/15/2022	35,000	37,042
City of Grand Prairie, Combination Tax GO, 4.00%, 2/15/2022	55,000	56,513
City of Grapevine
GO, 5.00%, 2/15/2022	55,000	56,903
GO, 5.00%, 2/15/2023	40,000	43,267
City of Grapevine, Combination Tax
GO, 3.00%, 2/15/2022	25,000	25,514
GO, 5.00%, 2/15/2022	85,000	87,941
Series 2015A, GO, 5.00%, 8/15/2022	170,000	180,027
City of Heath, Combination Tax and Surplus
GO, 4.00%, 2/15/2022	35,000	35,953
GO, 5.00%, 2/15/2025	40,000	46,239
City of Houston Series 2013A, GO, 5.00%, 3/1/2023	30,000	32,563
City of Houston, Airport System, Subordinate Lien
Series 2011B, Rev., 5.00%, 7/1/2021	25,000	25,097
Series 2018B, Rev., 5.00%, 7/1/2021	335,000	336,301
Series 2018D, Rev., 5.00%, 7/1/2021	55,000	55,214
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	60,000	63,141
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	54,730

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	42,568
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	83,105
City of Houston, Combined Utility System, First Lien
Series 2011D, Rev., 4.00%, 11/15/2021	25,000	25,444
Series 2012F, Rev., 4.00%, 11/15/2021 (b)	150,000	152,668
Series 2013B, Rev., 4.00%, 11/15/2021	70,000	71,244
Series 2017B, Rev., 4.00%, 11/15/2021	35,000	35,622
Series 2019B, Rev., 4.00%, 11/15/2021	145,000	147,577
Series 2011D, Rev., 5.00%, 11/15/2021 (b)	545,000	557,159
Series 2011E, Rev., 5.00%, 11/15/2021	25,000	25,558
Series 2011F, Rev., 5.00%, 11/15/2021 (b)	75,000	76,674
Series 2012D, Rev., 5.00%, 11/15/2021	155,000	158,456
Series 2012F, Rev., 5.00%, 11/15/2021 (b)	100,000	102,231
Series 2014D, Rev., 5.00%, 11/15/2021	125,000	127,787
Series 2016B, Rev., 5.00%, 11/15/2021	230,000	235,129
Series 2018D, Rev., 5.00%, 11/15/2021	25,000	25,558
Series 2014C, Rev., 5.00%, 5/15/2022	455,000	476,345
Series 2012D, Rev., 5.00%, 11/15/2022 (b)	40,000	42,845
Series 2014D, Rev., 5.00%, 11/15/2022	180,000	192,821
Series 2016B, Rev., 5.00%, 11/15/2022	250,000	267,807
Series 2018D, Rev., 5.00%, 11/15/2022	130,000	139,260
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	27,965
Series 2014D, Rev., 5.00%, 11/15/2023	30,000	33,558
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2021 (b)	295,000	294,751

Investments	Principal Amount($)	Value($)
City of Houston, Public Improvement
Series 2012A, GO, 5.00%, 3/1/2022 (b)	80,000	82,940
Series 2012A, GO, 5.00%, 3/1/2022	105,000	108,863
Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,920
Series 2019C, GO, 5.00%, 3/1/2022	70,000	72,576
City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	23,579
City of Irving, Waterworks and Sewer System
Rev., 5.00%, 8/15/2022	25,000	26,468
Series 2017B, Rev., 5.00%, 8/15/2022	20,000	21,175
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	28,325
City of Killeen, Waterworks and Sewerage Improvement Rev., 4.00%, 8/15/2021	115,000	115,913
City of Lakeway GO, 4.00%, 2/1/2024	45,000	49,281
City of Laredo
GO, 4.00%, 2/15/2022	70,000	71,906
GO, 5.00%, 2/15/2022	70,000	72,397
GO, 5.00%, 2/15/2023	160,000	172,468
GO, 5.00%, 2/15/2024	25,000	28,174
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	46,639
City of Laredo, Waterworks and Sewer System
Rev., AGM, 3.50%, 3/1/2022 (b)	300,000	307,594
Rev., AGM, 3.63%, 3/1/2022 (b)	100,000	102,624
City of League City Series 2011A, GO, 5.00%, 2/15/2022	25,000	25,856
City of Leander, Combination Tax GO, 4.00%, 8/15/2022	25,000	26,137
City of Lewisville GO, 5.00%, 2/15/2022	50,000	51,723
City of Longview GO, 5.00%, 6/1/2022	60,000	62,909
City of Lubbock
GO, 4.00%, 2/15/2022	20,000	20,547
GO, 5.00%, 2/15/2022	355,000	367,209
Series 2016A, GO, 4.00%, 2/15/2023	35,000	37,245

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2022	175,000	182,445
Rev., 5.00%, 4/15/2024	400,000	450,138
Rev., 5.00%, 4/15/2025	125,000	145,305
City of Lubbock, Tax and Waterworks System
GO, 5.00%, 2/15/2022	55,000	56,891
Series 2018A, GO, 5.00%, 2/15/2022	30,000	31,032
City of Mansfield GO, 2.00%, 2/15/2024	25,000	25,293
City of Mansfield, Combination Tax GO, 4.00%, 2/15/2022	45,000	46,241
City of McAllen
GO, 5.00%, 2/15/2022	50,000	51,730
GO, 5.00%, 2/15/2023	25,000	27,020
City of McAllen, Water and Sewer Rev., 5.00%, 2/1/2023	25,000	26,966
City of McKinney
GO, 5.00%, 8/15/2021	365,000	368,638
GO, 5.00%, 8/15/2022	95,000	100,603
GO, 5.00%, 8/15/2025	25,000	29,751
City of McKinney, Waterworks and Sewer System Rev., 5.00%, 3/15/2022	25,000	25,968
City of Mesquite
GO, 4.00%, 2/15/2022	45,000	46,225
GO, 5.00%, 2/15/2023	30,000	32,440
City of Mesquite, Combination Tax and Limited Surplus GO, 3.00%, 2/15/2022	55,000	56,111
City of Mesquite, Waterworks and Sewer System
Rev., 3.00%, 3/1/2022	140,000	143,007
Rev., 3.00%, 3/1/2023	45,000	47,104
City of Midland
GO, 5.00%, 3/1/2022	25,000	25,920
GO, 5.00%, 3/1/2025	40,000	46,775
Series 2018A, GO, 5.00%, 3/1/2025	70,000	81,855
City of Midlothian GO, 5.00%, 2/1/2022	20,000	20,654
City of Midlothian, Combination Tax GO, 3.00%, 8/15/2024	25,000	27,051
City of Missouri City
GO, 5.00%, 6/15/2021	30,000	30,053
GO, 5.00%, 6/15/2023	35,000	38,382
GO, 5.00%, 6/15/2024	30,000	34,173

Investments	Principal Amount($)	Value($)
City of Missouri City, Combination Tax Series 2018A, GO, 5.00%, 6/15/2022	20,000	21,001
City of Mont Belvieu
GO, 4.00%, 8/15/2022	100,000	104,634
GO, 5.00%, 8/15/2023	50,000	55,194
City of New Braunfels
GO, 4.00%, 2/1/2022	35,000	35,888
GO, 5.00%, 2/1/2022	115,000	118,681
City of New Braunfels, Combination Tax
GO, 3.00%, 2/1/2022	30,000	30,563
Series 2014A, GO, 3.00%, 2/1/2022	50,000	50,937
GO, 5.00%, 2/1/2023	60,000	64,738
GO, 5.00%, 2/1/2025	40,000	46,674
City of New Braunfels, Utility System
Rev., 5.00%, 7/1/2022	25,000	26,298
Rev., 5.00%, 7/1/2023	20,000	21,973
City of Odessa GO, 4.00%, 3/1/2023	100,000	106,416
City of Pasadena
Series 2016A, GO, 5.00%, 2/15/2022	25,000	25,865
Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,191
City of Pearland, Permanent Improvement
GO, 3.00%, 3/1/2022	525,000	536,356
GO, 4.00%, 3/1/2022	25,000	25,727
Series 2016B, GO, 5.00%, 3/1/2022	105,000	108,839
GO, 5.00%, 3/1/2024	40,000	45,204
Series 2016B, GO, 5.00%, 3/1/2024	25,000	28,253
City of Pearland, Waterworks and Sewer System Series 2017C, Rev., 5.00%, 9/1/2021	25,000	25,301
City of Pflugerville, Combination Tax GO, 5.00%, 8/1/2021	20,000	20,159
City of Pflugerville, Limited Tax
GO, 3.00%, 8/1/2021 (b)	100,000	100,477
GO, 5.00%, 8/1/2022	35,000	36,977
City of Plano
GO, 5.00%, 9/1/2021	75,000	75,909
GO, 5.00%, 9/1/2022	130,000	137,931
GO, 5.00%, 9/1/2023	30,000	33,269
City of Plano, Waterworks and Sewer System Rev., 4.00%, 5/1/2022	30,000	31,051
City of Port Aransas, Combination Tax GO, 4.00%, 2/1/2025	25,000	28,243

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Portland, Combination Tax GO, 4.00%, 8/15/2023	25,000	27,054
City of Richardson Series 2016A, GO, 5.00%, 2/15/2022	40,000	41,381
City of Richardson, Combination Tax GO, 3.00%, 2/15/2023	25,000	26,210
City of Richland Hills, Combination Tax GO, 4.00%, 8/15/2022	25,000	26,159
City of Round Rock
GO, 3.00%, 8/15/2022	70,000	72,446
GO, 5.00%, 8/15/2022	20,000	21,180
City of Round Rock, Combination Tax GO, 4.00%, 8/15/2021	105,000	105,834
City of Round Rock, Utility System Rev., 5.00%, 8/1/2022	40,000	42,284
City of Rowlett GO, 5.00%, 2/15/2022	110,000	113,743
City of Sachse, Combination Tax and Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	72,895
City of San Antonio GO, 5.00%, 8/1/2022	30,000	31,713
City of San Antonio, Combination Tax
GO, 4.50%, 8/1/2021	75,000	75,543
GO, 5.00%, 8/1/2021 (b)	100,000	100,808
GO, 5.00%, 8/1/2021	80,000	80,644
GO, 5.00%, 8/1/2022	65,000	68,711
City of San Antonio, Electric and Gas Systems
Series B, Rev., 2.00%, 12/1/2021 (c)	400,000	400,502
Rev., 5.00%, 2/1/2022	1,045,000	1,079,093
Rev., 5.00%, 2/1/2023	420,000	449,881
Rev., 3.00%, 2/1/2024	175,000	180,618
Rev., 5.25%, 2/1/2024	30,000	33,966
City of San Antonio, General Improvement GO, 5.00%, 8/1/2021	90,000	90,728
City of San Antonio, Municipal Drainage Utility System Rev., 5.00%, 2/1/2022	40,000	41,305
City of San Marcos
GO, 3.00%, 8/15/2021	25,000	25,144
GO, 3.00%, 8/15/2022	75,000	77,556
City of San Marcos, Combination Tax
GO, 5.00%, 8/15/2023	40,000	44,202
GO, 5.00%, 8/15/2024	35,000	40,193
City of Sherman, Combination Tax
GO, 5.00%, 8/15/2021	195,000	196,923

Investments	Principal Amount($)	Value($)
GO, 5.00%, 8/15/2024	25,000	28,684
City of Sugar Land
GO, 5.00%, 2/15/2022	55,000	56,876
GO, 5.00%, 2/15/2023	45,000	48,659
City of Sugar Land, Combination Tax Series 2019A, GO, 4.00%, 2/15/2022	30,000	30,812
City of Sugar Land, Waterworks and Sewer System
Series 2012A, Rev., 4.00%, 8/15/2021	125,000	125,974
Rev., 5.00%, 8/15/2021	45,000	45,442
Rev., 4.00%, 8/15/2022	70,000	73,227
Rev., 5.00%, 8/15/2022	60,000	63,486
Series 2012A, Rev., 4.00%, 8/15/2023	215,000	216,658
City of Temple
GO, 4.00%, 8/1/2022	35,000	36,591
GO, 5.00%, 8/1/2022	120,000	126,852
City of Temple, Combination Tax GO, 5.00%, 8/1/2022	25,000	26,427
City of Temple, Utility System Rev., 4.00%, 8/1/2021	25,000	25,160
City of The Colony, Combination Tax
GO, 5.00%, 8/15/2021	90,000	90,869
GO, 5.00%, 2/15/2022	20,000	20,671
GO, 5.00%, 8/15/2023	60,000	66,218
City of Tyler, Water and Sewer System Series 2015B, Rev., 2.75%, 9/1/2021	25,000	25,164
City of Victoria GO, 5.00%, 8/15/2022	35,000	37,064
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	65,000	69,719
City of Waco, Combination Tax
GO, 5.00%, 2/1/2022	405,000	418,195
GO, 5.00%, 2/1/2023	145,000	156,640
GO, 5.00%, 2/1/2024	20,000	22,500
GO, 5.00%, 2/1/2025	30,000	34,982
City of Waxahachie Series 2016A, GO, 2.00%, 8/1/2021	125,000	125,368
City of Waxahachie, Combination Tax
GO, 5.00%, 8/1/2021	100,000	100,785
GO, 4.00%, 8/1/2024	25,000	27,816
City of Weatherford GO, 3.00%, 3/1/2022	25,000	25,531
City of Weatherford, Utility System Rev., AGM, 5.00%, 9/1/2022	30,000	31,803
City of Weslaco GO, AGM, 5.00%, 8/15/2021 (b)	25,000	25,250

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Wichita Falls
Series 2015A, GO, 4.00%, 9/1/2021	50,000	50,481
Series 2018A, GO, 4.00%, 9/1/2021	70,000	70,674
City of Wichita Falls, Water and Sewer System Rev., 5.00%, 8/1/2021	100,000	100,780
City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	80,938
City of Wylie
GO, 4.00%, 2/15/2022	50,000	51,361
GO, 5.00%, 2/15/2023	50,000	54,084
City of Wylie, Combination Tax GO, 4.00%, 2/15/2023	40,000	42,545
Clear Creek Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	105,000	108,619
Series 2012B, GO, 5.00%, 2/15/2022	25,000	25,865
Series 2012B, GO, 5.00%, 2/15/2022 (b)	1,080,000	1,117,402
Clear Lake City Water Authority, Combination Unlimited Tax
GO, 4.00%, 3/1/2022	105,000	107,534
GO, 4.00%, 3/1/2023	145,000	154,041
Clifton Higher Education Finance Corp., Idea Public Schools
Rev., PSF-GTD, 4.00%, 8/15/2021	90,000	90,698
Rev., 4.80%, 8/15/2021 (b)	155,000	156,454
Rev., PSF-GTD, 5.00%, 8/15/2021	50,000	50,489
Rev., PSF-GTD, 4.00%, 8/15/2023	25,000	27,054
Collin County Community College District, Limited Tax
GO, 4.00%, 8/15/2021	50,000	50,397
GO, 5.00%, 8/15/2022	30,000	31,769
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	216,782
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2022	40,000	41,310
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	64,155

Investments	Principal Amount($)	Value($)
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	28,090
Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	47,138
Conroe Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	40,000	41,387
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,734
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,734
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,871
Conroe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	60,000	62,081
Coppell Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,660
Series 2019A, GO, 5.00%, 8/15/2022	45,000	47,654
Corpus Christi Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2021	60,000	60,477
GO, PSF-GTD, 5.00%, 8/15/2021	30,000	30,300
County of Bell, Combination Tax GO, 5.00%, 8/15/2021	180,000	181,794
County of Bexar, Combination Tax
GO, 5.00%, 6/15/2021	90,000	90,160
Series B, GO, 5.00%, 6/15/2021	20,000	20,035
Series 2013B, GO, 5.00%, 6/15/2022	35,000	36,781
Series 2016B, GO, 5.00%, 6/15/2022	30,000	31,527
County of Bexar, Texas Flood Control
GO, 5.00%, 6/15/2022	20,000	21,018
GO, 5.00%, 6/15/2024	45,000	51,362
County of Brazoria, Unlimited Tax GO, 4.00%, 3/1/2022	50,000	51,466
County of Brazos, Limited Tax
GO, 5.00%, 9/1/2021	105,000	106,262
GO, 5.00%, 9/1/2022	20,000	21,210

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Cameron, State Highway 550 Project GO, 5.00%, 2/15/2022 (b)	25,000	25,866
County of Collin, Permanent Improvement, Limited Tax GO, 5.00%, 2/15/2023	130,000	140,641
County of Collin, Unlimited Tax GO, 5.00%, 2/15/2022	85,000	87,942
County of Comal, Combination Tax
GO, 5.00%, 2/1/2022	50,000	51,617
Series 2017A, GO, 3.00%, 2/1/2023	25,000	26,102
County of Comal, Limited Tax
GO, 3.00%, 2/1/2023	35,000	36,543
GO, 4.00%, 2/1/2025	35,000	39,513
County of Crane GO, AGM, 3.00%, 2/15/2022	85,000	86,608
County of Dallas, Limited Tax GO, 5.00%, 8/15/2021	25,000	25,249
County of Denton, Permanent Improvement
GO, 5.00%, 7/15/2021	30,000	30,175
GO, 4.00%, 7/15/2022	30,000	31,299
GO, 5.00%, 7/15/2022	65,000	68,540
County of Ector GO, 5.00%, 2/15/2022	400,000	413,408
County of El Paso GO, 5.00%, 2/15/2022	20,000	20,692
County of Ellis GO, 5.00%, 2/1/2022	70,000	72,265
County of Fort Bend GO, 5.00%, 3/1/2022	35,000	36,277
County of Fort Bend, Unlimited Tax
GO, 5.00%, 3/1/2022	50,000	51,836
Series 2016B, GO, 5.00%, 3/1/2022	35,000	36,285
GO, 5.00%, 3/1/2023	25,000	27,104
County of Fort Bend, Unlimited Tax and Subordinate Lien Toll Road
GO, 5.00%, 3/1/2022	155,000	160,691
GO, 5.00%, 3/1/2022 (b)	25,000	25,909
County of Galveston, Limited Tax
GO, 4.00%, 2/1/2022	120,000	123,127
GO, 5.00%, 2/1/2024	50,000	56,108
County of Grayson, Pass-Through Toll, Limited Tax
GO, 5.00%, 1/1/2022	20,000	20,572
GO, 4.50%, 1/1/2023	35,000	37,271
County of Harris, Permanent Improvement
Series 2011A, GO, 5.00%, 10/1/2021	90,000	91,462
Series 2011A, GO, 5.00%, 10/1/2021 (b)	120,000	121,914

Investments	Principal Amount($)	Value($)
Series 2017A, GO, 5.00%, 10/1/2021	75,000	76,218
Series 2020A, GO, 5.00%, 10/1/2021	55,000	55,894
County of Harris, Subordinated Lien
GO, 5.00%, 8/15/2022	85,000	90,013
Series 2007C, GO, 5.25%, 8/15/2024	280,000	324,259
County of Harris, Toll Road, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2021	45,000	45,448
Series 2016A, Rev., 5.00%, 8/15/2021	100,000	100,997
Series 2015B, Rev., 5.00%, 8/15/2022	230,000	243,566
Series 2016A, Rev., 5.00%, 8/15/2022	230,000	243,566
Series 2016A, Rev., 5.00%, 8/15/2023	165,000	182,679
Series 2016A, Rev., 5.00%, 8/15/2024	60,000	68,985
Series 2012C, Rev., 5.00%, 8/15/2025	110,000	116,103
County of Harris, Unlimited Tax
Series 2014A, GO, 5.00%, 10/1/2021	60,000	60,975
Series 2019A, GO, 5.00%, 10/1/2021	35,000	35,568
County of Hays, Limited Tax
GO, 5.00%, 2/15/2022	45,000	46,557
GO, 5.00%, 2/15/2025	35,000	40,739
County of Hays, Pass-Through, Unlimited Tax GO, 3.00%, 2/15/2022	35,000	35,720
County of Hidalgo GO, 5.00%, 8/15/2021	95,000	95,937
County of Jefferson GO, 5.00%, 8/1/2022	75,000	77,993
County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	26,600
County of Lubbock
GO, 5.00%, 2/15/2022	80,000	82,769
GO, 5.00%, 2/15/2023	50,000	54,039
County of McLennan, Combination Tax and Limited Pledge GO, 3.00%, 6/1/2021	35,000	35,000
County of Montgomery, Limited Tax
GO, 5.00%, 3/1/2022	45,000	46,639
Series 2016A, GO, 5.00%, 3/1/2022	20,000	20,728

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2018B, GO, 5.00%, 3/1/2022	30,000	31,092
Series 2016A, GO, 5.00%, 3/1/2023	40,000	43,314
County of Montgomery, Pass-Through Toll, Limited Tax GO, 5.00%, 3/1/2022 (b)	50,000	51,799
County of Nueces, Limited Tax GO, 4.00%, 2/15/2022	370,000	380,072
County of Parker, Unlimited Tax GO, 4.00%, 2/15/2022 (b)	50,000	51,380
County of Taylor, Limited Tax
GO, 5.00%, 2/15/2022	110,000	113,767
GO, 5.00%, 2/15/2025	30,000	34,931
County of Tom Green, Combination Tax and Limited Surplus
GO, 5.00%, 2/1/2022	30,000	30,960
GO, 5.00%, 2/1/2025	35,000	40,618
County of Travis, Limited Tax
GO, 3.50%, 3/1/2022	30,000	30,752
GO, 5.00%, 3/1/2022	105,000	108,807
GO, 5.00%, 3/1/2024	100,000	112,540
County of Travis, Unlimited Tax Road
GO, 3.00%, 3/1/2022	70,000	71,455
GO, 5.00%, 3/1/2022	100,000	103,626
County of Williamson, Limited Tax GO, 5.00%, 2/15/2022	20,000	20,686
County of Williamson, Unlimited Tax
GO, 4.00%, 2/15/2022	45,000	46,228
GO, 5.00%, 2/15/2023	80,000	86,549
Crandall Independent School District, Unlimited Tax
Series 2016B, GO, 3.00%, 8/15/2021	100,000	100,558
Series 2017B, GO, PSF-GTD, 3.00%, 8/15/2022	30,000	31,052
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	115,000	118,946
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,030
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016B, Rev., 4.00%, 12/1/2021	50,000	50,961
Series 2014A, Rev., 5.00%, 12/1/2021	345,000	353,343
Series 2016B, Rev., 5.00%, 12/1/2021	130,000	133,144

Investments	Principal Amount($)	Value($)
Series 2016B, Rev., 4.00%, 12/1/2022	30,000	31,729
Rev., 5.00%, 12/1/2022 (b)	155,000	166,360
Series 2014A, Rev., 5.00%, 12/1/2022	175,000	187,704
Series 2016B, Rev., 5.00%, 12/1/2022	215,000	230,608
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	26,815
Dallas County Hospital District, Limited Tax
GO, 5.00%, 8/15/2021	50,000	50,495
GO, 5.00%, 8/15/2022	100,000	105,711
Dallas County Utility and Reclamation District, Unlimited Tax
GO, 5.00%, 2/15/2022	110,000	113,584
GO, 5.00%, 2/15/2024	115,000	128,674
Dallas Fort Worth International Airport
Series 2013D, Rev., 5.00%, 11/1/2021	295,000	300,901
Series 2013F, Rev., 5.00%, 11/1/2021	80,000	81,600
Series 2013G, Rev., 5.00%, 11/1/2021	380,000	387,601
Series 2014E, Rev., 5.00%, 11/1/2021	205,000	209,100
Series 2020B, Rev., 5.00%, 11/1/2021	35,000	35,700
Rev., 5.00%, 11/1/2022	85,000	90,781
Series 2013D, Rev., 5.25%, 11/1/2022	75,000	76,572
Series 2014E, Rev., 5.00%, 11/1/2023	170,000	181,513
Series 2014C, Rev., 5.00%, 11/1/2024	175,000	194,635
Series F, Rev., 5.00%, 11/1/2024	520,000	578,343
Series 2013D, Rev., 5.25%, 11/1/2024	100,000	102,070
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	35,794
Series 2013F, Rev., 5.13%, 11/1/2025	35,000	39,032
Series 2013D, Rev., 5.25%, 11/1/2025	65,000	66,345
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 6/1/2021	100,000	100,000
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,881

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	48,707
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2023	80,000	88,497
Decatur Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2021	385,000	384,904
Deer Park Independent School District, Limited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,694
Del Mar College District, Combined Fee Rev., 5.00%, 8/15/2021	200,000	201,952
Del Mar College District, Limited Tax
GO, 4.00%, 8/15/2021	30,000	30,235
GO, 3.50%, 8/15/2022	45,000	46,815
GO, 4.00%, 8/15/2023	20,000	21,643
GO, 5.00%, 8/15/2023	50,000	50,490
Denton County Fresh Water Supply District No. 10, Unlimited Tax
GO, 3.00%, 9/1/2021	550,000	553,689
GO, 3.00%, 9/1/2022	90,000	93,029
Denton County Fresh Water Supply District No. 6, Unlimited Tax GO, 4.00%, 2/15/2022	160,000	164,183
Denton County Fresh Water Supply District No. 7, Unlimited Tax GO, AGM, 2.00%, 2/15/2022	100,000	101,211
Denton Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2021	145,000	146,448
GO, PSF-GTD, 5.00%, 8/15/2022	30,000	31,773
Dripping Springs Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	35,000	36,214
Eagle Pass Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2021	100,000	100,796
Eanes Independent School District, Unlimited Tax Series B, GO, 4.00%, 8/1/2021	420,000	422,695
Edgewood Independent School District GO, PSF-GTD, 5.00%, 8/15/2023	100,000	100,968

Investments	Principal Amount($)	Value($)
Edgewood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,858
El Paso Downtown Development Corp, Downtown Ballpark Venue Project Rev., 5.00%, 8/15/2021	250,000	251,715
El Paso Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2021	80,000	80,799
GO, PSF-GTD, 5.00%, 8/15/2023	75,000	82,948
Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	26,477
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	38,123
Flour Bluff Independent School District GO, PSF-GTD, 5.00%, 8/15/2022 (b)	150,000	158,833
Fort Bend County Levee Improvement District No. 10, Levee Improvement, Unlimited Tax GO, 3.00%, 9/1/2022	25,000	25,842
Fort Bend County Municipal Utility District No. 134C, Unlimited Tax GO, 3.00%, 9/1/2021	75,000	75,484
Fort Bend County Municipal Utility District No. 143, Unlimited Tax Series 2017A, GO, AGM, 3.00%, 9/1/2022	50,000	51,619
Fort Bend County Municipal Utility District No. 169 Rev., AGM, 3.00%, 12/1/2021	100,000	101,248
Fort Bend County Water Control and Improvement District No. 2, Unlimited Tax GO, 4.00%, 9/1/2021	100,000	100,963
Fort Bend Grand Parkway Toll Road Authority Rev., 5.00%, 3/1/2022	115,000	119,187
Fort Bend Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021	70,000	70,698

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2021	30,000	30,299
Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,865
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,865
Series 2020A, GO, PSF-GTD, 4.00%, 8/15/2022	40,000	41,878
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	55,000	58,244
Fort Worth Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	150,000	155,202
Frenship Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	25,000	25,866
Friendswood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	100,000	103,468
Frisco Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2021	25,000	24,992
Frisco Independent School District, Unlimited Tax School Building
Series A, GO, PSF-GTD, 4.50%, 8/15/2021	105,000	105,940
GO, PSF-GTD, 5.00%, 8/15/2021	150,000	151,495
GO, PSF-GTD, 5.00%, 8/15/2021 (b)	405,000	409,047
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	21,180
Galena Park Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 4.00%, 8/15/2021	65,000	65,517
GO, PSF-GTD, 5.00%, 8/15/2021	100,000	100,999
GO, PSF-GTD, 5.00%, 8/15/2022	100,000	105,911
Galveston County Municipal Utility District No. 68, Unlimited Tax GO, 3.00%, 9/1/2022	125,000	129,001
Garland Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2022	100,000	103,461

Investments	Principal Amount($)	Value($)
Garland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,692
Georgetown Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 4.00%, 8/15/2021	50,000	50,398
GO, PSF-GTD, 5.00%, 8/15/2021	50,000	50,499
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (b)	65,000	72,348
Grand Prairie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2023	150,000	162,462
Grapevine-Colleyville Independent School District Series 2012A, GO, 5.00%, 8/15/2021	40,000	40,398
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Series 2013B, GO, 5.00%, 8/15/2022	25,000	26,471
Grayson County Junior College District GO, 4.00%, 2/15/2022	25,000	25,690
Gregory-Portland Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,884
Harlandale Independent School District, School Building Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021	40,000	40,395
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project
Rev., 5.00%, 11/15/2021	620,000	632,935
Rev., 5.00%, 11/15/2022	50,000	53,334
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	320,000	342,514
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series 2015-1, Rev., 5.00%, 10/1/2021	250,000	254,028

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 10/1/2023	20,000	22,196
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.60%, 6/10/2021 (d)	490,000	487,907
Rev., 5.00%, 12/1/2021	205,000	209,978
Rev., 5.00%, 12/1/2022	150,000	160,913
Rev., 5.00%, 12/1/2022 (b)	25,000	26,813
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	100,000	107,172
Series 2013A, Rev., 5.00%, 12/1/2023	220,000	235,180
Rev., 5.00%, 12/1/2024 (c)	185,000	213,612
Harris County Cultural Education Facilities Finance Corp., Teco Project Rev., 5.00%, 11/15/2022	100,000	106,865
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Series 2015-1, Rev., 5.00%, 10/1/2022	20,000	21,292
Series 2019A, Rev., 5.00%, 10/1/2025	110,000	130,945
Harris County Flood Control District Series 2008A, Rev., 5.25%, 10/1/2021	65,000	66,112
Harris County Hospital District
GO, 5.00%, 2/15/2022	50,000	51,719
GO, 5.00%, 2/15/2023	45,000	48,507
GO, 5.00%, 2/15/2024	50,000	56,075
Harris County Municipal Utility District No. 530 GO, 5.50%, 9/1/2021	25,000	25,335
Harris County Toll Road Authority (The), Senior Lien
Series A, Rev., 5.00%, 8/15/2021	45,000	45,448
Series 2018A, Rev., 5.00%, 8/15/2022	550,000	582,440
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., 5.00%, 11/15/2021 (b)	70,000	71,530
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 3.00%, 9/1/2021	25,000	25,165

Investments	Principal Amount($)	Value($)
Hays Consolidated Independent School District GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,516
Hays Consolidated Independent School District, School Building Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	100,000	102,632
Hidalgo County Drain District No. 1, Unlimited Tax Improvement GO, 5.00%, 9/1/2022	100,000	106,049
Houston Community College System Rev., 5.00%, 4/15/2022	65,000	67,765
Houston Community College System, Limited Tax
GO, 5.00%, 2/15/2022	195,000	201,706
GO, 5.00%, 2/15/2023 (b)	120,000	129,980
GO, 5.00%, 2/15/2023	55,000	59,482
Houston Independent School District
GO, 5.00%, 7/15/2021	25,000	25,147
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,692
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	115,000	118,980
Series A, GO, PSF-GTD, 5.00%, 2/15/2023	60,000	64,954
GO, PSF-GTD, 5.00%, 2/15/2025	25,000	29,260
Houston Independent School District, Limited Tax Schoolhouse
GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,865
GO, PSF-GTD, 5.00%, 2/15/2023	30,000	32,477
Hudson Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2022	200,000	205,445
Humble Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,867
Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	120,000	124,161
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,964
Hurst-Euless-Bedford Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,609
Jefferson County Drain District No. 7, Maintenance Tax Rev., 4.00%, 3/1/2022	100,000	102,894

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Katy Independent School District
Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,040
Series 2016-D, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	75,705
Katy Independent School District, School Building
Series 2012A, GO, PSF-GTD, 3.00%, 2/15/2022	50,000	51,031
Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,905
Series 2015A, GO, PSF-GTD, 3.00%, 2/15/2023	50,000	52,376
Keller Independent School District, Unlimited Tax
GO, PSF-GTD, 2.00%, 8/15/2021	100,000	100,389
Series A, GO, PSF-GTD, 5.00%, 8/15/2021	45,000	45,448
GO, PSF-GTD, 5.00%, 8/15/2022	45,000	47,654
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	75,000	79,424
Klein Independent School District, Unlimited Tax Series 2013B, GO, 5.00%, 8/1/2021	50,000	50,403
Klein Independent School District, Unlimited Tax, Schoolhouse
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2021	30,000	30,242
GO, PSF-GTD, 5.00%, 2/1/2022	170,000	175,570
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	74,628
La Grange Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	125,000	132,388
La Joya Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,845
La Porte Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	65,000	67,249
GO, 5.00%, 2/15/2023	90,000	95,763
Lake Travis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,040

Investments	Principal Amount($)	Value($)
Lamar Consolidated Independent School District
GO, PSF-GTD, 5.00%, 2/15/2022	35,000	36,216
Series 2012B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,869
Laredo Independent School District, Unlimited Tax GO, 5.00%, 8/1/2021	30,000	30,237
Lasara Independent School District GO, PSF-GTD, 3.00%, 2/15/2022	30,000	30,574
Leander Independent School District, Unlimited Tax
Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	20,200
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	44,133
Series 2013B, GO, 5.00%, 8/15/2023	85,000	93,710
Leander Independent School District, Unlimited Tax, School Building
Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2021	105,000	106,049
Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2022	65,000	68,842
Lewisville Independent School District, Unlimited Tax
Series 2013B, GO, 4.00%, 8/15/2021	30,000	30,238
Series 2016B, GO, 4.00%, 8/15/2021	30,000	30,238
GO, PSF-GTD, 5.00%, 8/15/2021	125,000	126,248
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2021	25,000	25,250
Series 2013A, GO, PSF-GTD, 3.00%, 8/15/2022	20,000	20,701
Series 2013E, GO, PSF-GTD, 3.00%, 8/15/2022	50,000	51,754
GO, PSF-GTD, 5.00%, 8/15/2022	280,000	296,550
Series 2016B, GO, 5.00%, 8/15/2022	65,000	68,834
GO, PSF-GTD, 5.00%, 8/15/2023	25,000	27,661
Lockhart Independent School District GO, PSF-GTD, 5.00%, 8/1/2021	45,000	45,363

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
London Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021 (b)	250,000	252,472
Lone Star College System, Financing System Rev., 5.00%, 8/15/2021	50,000	50,498
Lone Star College System, Limited Tax
Series 2015B, GO, 5.00%, 2/15/2022	20,000	20,689
GO, 5.00%, 2/15/2024	40,000	41,358
Lower Colorado River Authority
Rev., 5.00%, 5/15/2024	125,000	141,953
Rev., 5.13%, 5/15/2024	100,000	109,381
Rev., 5.00%, 5/15/2025	750,000	880,498
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2022	245,000	256,228
Series 2019A, Rev., 5.00%, 5/15/2022	140,000	146,416
Rev., 5.00%, 5/15/2023	400,000	437,044
Rev., 5.00%, 5/15/2024	100,000	113,562
Rev., 5.00%, 5/15/2025	3,390,000	3,844,005
Lufkin Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2021	60,000	60,356
GO, PSF-GTD, 3.00%, 8/15/2022	60,000	62,104
Magnolia Independent School District, Unlimited Tax
GO, PSF-GTD, 3.25%, 8/15/2021 (b)	40,000	40,256
GO, 5.00%, 8/15/2021	60,000	60,598
GO, PSF-GTD, 5.00%, 8/15/2021	80,000	80,799
GO, 5.00%, 8/15/2022	50,000	52,949
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	21,182
Manor Independent School District, Unlimited Tax School Building
Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2021	55,000	55,444
Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	22,047
Mansfield Independent School District Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,694
Mansfield Park Facilities Development Corp., Sales Tax Rev., 2.63%, 8/1/2021	80,000	80,326

Investments	Principal Amount($)	Value($)
McAllen Independent School District, Maintenance Tax Series 2020, GO, 5.00%, 2/15/2022	50,000	51,730
McLennan County Junior College District, Limited Tax
GO, 5.00%, 8/15/2021	210,000	212,071
GO, 5.00%, 8/15/2022	170,000	179,920
Mesquite Independent School District GO, PSF-GTD, 5.00%, 8/15/2022 (b)	35,000	37,061
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2011A, Rev., 5.00%, 11/1/2021 (b)	1,010,000	1,030,602
Series 2011A, Rev., 5.00%, 11/1/2021	345,000	351,901
Series 2015B, Rev., 5.00%, 11/1/2021	20,000	20,400
Series 2016A, Rev., 5.00%, 11/1/2021	85,000	86,700
Series 2017A, Rev., 5.00%, 11/1/2021	25,000	25,500
Series B, Rev., 5.00%, 11/1/2021	35,000	35,700
Rev., 5.00%, 11/1/2022	220,000	234,931
Series 2015B, Rev., 5.00%, 11/1/2022	100,000	106,787
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	53,394
Series 2017A, Rev., 5.00%, 11/1/2022	30,000	32,036
Series 2017B, Rev., 5.00%, 11/1/2022	20,000	21,357
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	27,882
Series 2017A, Rev., 5.00%, 11/1/2023	35,000	39,035
Midland College District
GO, 5.00%, 2/15/2022	55,000	56,903
GO, 5.00%, 2/15/2023	85,000	87,825
Midland County Fresh Water Supply District No. 1 Rev., 5.00%, 9/15/2022 (b)	80,000	85,037
Midway Independent School District, McLennan County
GO, PSF-GTD, 5.00%, 8/1/2021	195,000	196,574
GO, PSF-GTD, 5.00%, 8/1/2022	90,000	95,150
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	25,000	26,472

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Montgomery County Health Facilities Development Co. Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	233,265
Mustang Special Utility District
Series 2018A, Rev., 5.00%, 9/1/2021	45,000	45,534
Rev., 3.00%, 9/1/2022	25,000	25,870
New Hope Cultural Education Facilities Finance Corp., Children’s Health System Series 2017A, Rev., 5.00%, 8/15/2022	55,000	58,203
New Hope Cultural Education Facilities Finance Corp., Collegiate Housing Corpus Christi Project Rev., 5.00%, 4/1/2024 (b)	145,000	163,886
Nixon-Smiley Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2021	30,000	30,232
North Central Texas Health Facility Development Corp., Children’s Medical Center of Dallas Project
Rev., 5.00%, 8/15/2021	360,000	363,543
Rev., 4.13%, 8/15/2022 (b)	100,000	104,775
North East Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2021	350,000	352,825
GO, PSF-GTD, 2.50%, 8/1/2022 (b)	30,000	30,816
GO, PSF-GTD, 4.00%, 8/1/2022 (b)	125,000	130,669
GO, PSF-GTD, 5.00%, 8/1/2022	50,000	52,861
North Fort Bend Water Authority Series 2011, Rev., AGM, 5.00%, 12/15/2021	315,000	323,109
North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2021	105,000	107,674
North Texas Education Finance Corp., Uplift Education Series 2012A, Rev., 5.25%, 6/1/2022 (b)	150,000	157,558
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2022	35,000	36,715

Investments	Principal Amount($)	Value($)
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2021	95,000	96,154
Rev., 5.25%, 9/1/2022	30,000	31,155
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	43,469
Rev., 5.00%, 9/1/2024	30,000	34,538
North Texas Municipal Water District, Regional Solid Waste Disposal System Rev., 5.00%, 9/1/2022	25,000	26,502
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2021	85,000	85,000
Rev., 5.00%, 6/1/2023	25,000	27,414
North Texas Municipal Water District, Wastewater System
Rev., 5.00%, 6/1/2021	75,000	75,000
Rev., 5.00%, 6/1/2022	30,000	31,470
North Texas Tollway Authority Series 2011A, Rev., 4.00%, 9/1/2021 (b)	50,000	50,479
North Texas Tollway Authority System, First Tier
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	495,000	509,014
Series 2017A, Rev., 5.00%, 1/1/2023	270,000	290,541
Series 2017A, Rev., 5.00%, 1/1/2024	235,000	252,917
Series 2017A, Rev., 5.00%, 1/1/2025	190,000	204,455
North Texas Tollway Authority System, Special Projects System
Series 2011A, Rev., 5.00%, 9/1/2021 (b)	100,000	101,206
Series 2011D, Rev., 5.25%, 9/1/2021 (b)	400,000	405,070
Series 2011A, Rev., 5.50%, 9/1/2021 (b)	400,000	405,317
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2022	155,000	159,358
Series A, Rev., 4.00%, 1/1/2023	100,000	106,030
Series A, Rev., 5.00%, 1/1/2025	55,000	61,659
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2023	25,000	26,902

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series B, Rev., 5.00%, 1/1/2025	100,000	107,442
Northside Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2021	140,000	141,114
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2021	70,000	70,557
GO, PSF-GTD, 5.00%, 8/15/2021	20,000	20,200
Series 2019A, GO, PSF-GTD, 5.00%, 8/15/2021	45,000	45,449
GO, PSF-GTD, 5.00%, 6/15/2022	50,000	52,550
GO, PSF-GTD, 5.00%, 8/15/2022	25,000	26,478
Northwest Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	51,734
Northwest Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	25,000	25,839
Nueces River Authority, City of Christi Lake Texana Project
Rev., 5.00%, 7/15/2021	25,000	25,145
Rev., 5.00%, 7/15/2022	80,000	84,349
Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,858
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.00%, 7/1/2022	20,000	21,061
Permanent University Fund - University of Texas System
Series 2015B, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2016A, Rev., 5.00%, 7/1/2021	55,000	55,218
Series 2006B, Rev., 5.25%, 7/1/2021	75,000	75,312
Series 2015B, Rev., 5.00%, 7/1/2022	30,000	31,591
Series 2016A, Rev., 5.00%, 7/1/2022	55,000	57,918
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	26,326
Series 2006B, Rev., 5.25%, 7/1/2022	100,000	105,575

Investments	Principal Amount($)	Value($)
Series 2006B, Rev., 5.25%, 7/1/2023	30,000	33,174
Pflugerville Independent School District
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	56,905
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,865
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	30,000	32,477
Plano Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,034
Plano Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2022	160,000	165,514
Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	35,000	36,206
Port Aransas Public Facilities Corp., Multifamily Housing, Palladium Port Aransas Apartments Rev., 0.70%, 1/1/2023 (c)	375,000	375,978
Port Authority of Houston of Harris County Texas Series A, GO, 5.00%, 10/1/2022	50,000	53,231
Red River Education Finance Corp., Christian University Project Rev., 5.00%, 3/15/2025	20,000	23,295
Rockwall Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,037
GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,664
Round Rock Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2021	50,000	50,404
GO, PSF-GTD, 5.00%, 8/1/2022	40,000	42,294
Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	26,433
Sam Rayburn Municipal Power Agency, Texas Power Supply System Rev., 5.00%, 10/1/2021	300,000	304,762
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	54,855

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Antonio Housing Trust Finance Corp., Multi-Family Housing, Alsbury Park Apartments Rev., FHA, 1.37%, 9/1/2021 (c)	1,095,000	1,098,196
San Antonio Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2021	60,000	60,481
GO, PSF-GTD, 5.00%, 8/15/2021	40,000	40,402
GO, PSF-GTD, 5.00%, 2/15/2022	55,000	56,920
San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,189
San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project Rev., 5.00%, 9/15/2024	35,000	37,032
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2022	135,000	141,320
Series 2015B, Rev., 5.00%, 5/15/2022	45,000	47,107
Series 2016A, Rev., 5.00%, 5/15/2022	25,000	26,170
Series 2017A, Rev., 5.00%, 5/15/2022	25,000	26,170
Series 2018A, Rev., 5.00%, 5/15/2022	80,000	83,745
Series 2020A, Rev., 5.00%, 5/15/2022	30,000	31,404
Series 2019C, Rev., 5.00%, 5/15/2023	25,000	27,367
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	28,407
San Jacinto Community College District, Limited Tax
GO, 5.00%, 2/15/2022	85,000	87,880
Series 2016A, GO, 5.00%, 2/15/2022	55,000	56,864
Series 2016B, GO, 5.00%, 2/15/2022 (b)	40,000	41,371
Series 2019A, GO, 5.00%, 2/15/2022	165,000	170,591
Series 2019A, GO, 5.00%, 2/15/2023	25,000	27,019
Series 2019B, GO, 5.00%, 2/15/2023	25,000	27,019

Investments	Principal Amount($)	Value($)
San Marcos Consolidated Independent School District, Unlimited Tax
Series 2021A, GO, PSF-GTD, 3.00%, 8/1/2021	105,000	105,499
GO, PSF-GTD, 4.00%, 8/1/2021	50,000	50,319
GO, PSF-GTD, 5.00%, 8/1/2021	165,000	166,324
GO, PSF-GTD, 4.00%, 8/1/2022	50,000	52,261
GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	27,595
Seguin Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	52,861
Sienna Plantation Levee Improvement District, Limited Tax Series 2015A, GO, 5.00%, 9/1/2021	30,000	30,353
Sienna Plantation Levee Improvement District, Unlimited Tax GO, 4.00%, 9/1/2022	50,000	52,337
Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	25,000	26,172
Somerset Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	75,000	79,433
South Texas College, Limited Tax GO, 3.00%, 8/15/2021	95,000	95,552
Southmost Regional Water Authority, Desalination Plant Project Rev., AGM, 5.00%, 9/1/2021	25,000	25,291
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2016A, Rev., 5.00%, 10/1/2021	300,000	304,772
Rev., 5.00%, 10/1/2022	110,000	117,016
Spring Branch Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2022	40,000	41,311
GO, PSF-GTD, 5.00%, 2/1/2023	35,000	37,825
Spring Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2023	35,000	38,701

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GO, PSF-GTD, 5.00%, 8/15/2024	50,000	57,470
State of Texas
Series C-1, GO, 5.00%, 8/1/2021	55,000	55,444
Rev., TRAN, 4.00%, 8/26/2021	695,000	701,447
State of Texas, Public Finance Authority
Series 2011, GO, 5.00%, 10/1/2021	165,000	167,686
Series 2018A, GO, 5.00%, 10/1/2021	130,000	132,116
Series 2017A, GO, 5.00%, 10/1/2022	150,000	159,797
State of Texas, Transportation Commission Highway Improvement
GO, 5.00%, 10/1/2021	45,000	45,732
GO, 5.00%, 4/1/2022 (b)	75,000	78,063
GO, 5.00%, 4/1/2022	55,000	57,254
Series 2012A, GO, 5.00%, 4/1/2022 (b)	190,000	197,760
Series 2012A, GO, 5.00%, 4/1/2022	20,000	20,820
Series 2016A, GO, 5.00%, 4/1/2023	55,000	59,898
State of Texas, Transportation Commission Mobility Fund
Series 2014-A, GO, 5.00%, 10/1/2021	150,000	152,442
Series 2015A, GO, 5.00%, 10/1/2021	70,000	71,140
Series A, GO, 5.00%, 10/1/2022	85,000	90,551
State of Texas, Veterans
Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	2,760,000	2,760,000
Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	18,830,000	18,830,000
State of Texas, Veterans Housing Assistance Program
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	3,535,000	3,535,000
GO, VRDO, LIQ: FHLB, 0.08%, 6/9/2021 (c)	8,000,000	8,000,000
State of Texas, Veterans Land Board Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	11,490,000	11,490,000

Investments	Principal Amount($)	Value($)
State of Texas, Water Financial Assistance
GO, 5.00%, 8/1/2021	125,000	126,009
Series 2011A, GO, 5.00%, 8/1/2021	40,000	40,323
Series 2012F, GO, 5.00%, 8/1/2021	70,000	70,565
Series 2013C, GO, 5.00%, 8/1/2021	40,000	40,323
Series 2018A, GO, 5.00%, 8/1/2021	25,000	25,202
Series 2015D, GO, 5.00%, 5/15/2022	25,000	26,173
Series 2013A, GO, 4.00%, 8/1/2022	20,000	20,911
Series 2011B, GO, 5.00%, 8/1/2022	120,000	120,967
Series 2012G, GO, 5.00%, 8/1/2023	50,000	52,861
Stephen F Austin State University Rev., 4.00%, 10/15/2021	135,000	136,851
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2021	50,000	50,870
Sugar Land 4B Corp., Sales Tax Rev., 3.00%, 2/15/2022	225,000	229,224
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2013A, Rev., 4.00%, 5/15/2023 (b)	130,000	139,703
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2022	30,000	31,752
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Rev., 4.00%, 12/1/2021	360,000	366,935
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Rev., 5.00%, 10/1/2022	60,000	63,860
Rev., 5.00%, 10/1/2023	455,000	503,831
Rev., 5.00%, 10/1/2025	465,000	512,840
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Rev., 5.00%, 2/15/2024	365,000	410,925

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	105,498
Tarrant Regional, Water Control and Improvement District, Water System
Rev., 5.00%, 3/1/2022 (b)	425,000	440,616
Rev., 5.00%, 3/1/2022	40,000	41,478
Series 2016A, Rev., 5.00%, 3/1/2022	45,000	46,663
Rev., 4.00%, 9/1/2022 (b)	160,000	167,776
Rev., 5.00%, 3/1/2023	50,000	54,262
Tatum Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,505
Temple Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2022	30,000	30,583
GO, PSF-GTD, 5.00%, 2/1/2022	25,000	25,817
Texas A&M University, Financing System
Series 2013A, Rev., 5.00%, 5/15/2022	145,000	151,788
Series 2013B, Rev., 5.00%, 5/15/2022	25,000	26,170
Series 2015A, Rev., 5.00%, 5/15/2022	105,000	109,916
Series 2016C, Rev., 5.00%, 5/15/2022	20,000	20,936
Series 2017C, Rev., 5.00%, 5/15/2022	20,000	20,936
Series B, Rev., 5.00%, 5/15/2022	65,000	68,043
Texas Public Finance Authority, Midwestern State University Series 2016A, Rev., 5.00%, 12/1/2021	265,000	271,206
Texas Southmost College District
Series 2014A, GO, 5.00%, 2/15/2022	35,000	36,186
Series 2014B, GO, 5.00%, 2/15/2023	20,000	21,548
Texas State Technical College, Financing System Improvement Rev., AGM, 5.00%, 10/15/2022	35,000	37,252
Texas State University System
Rev., 5.00%, 3/15/2022	20,000	20,771
Series 2015A, Rev., 5.00%, 3/15/2022	170,000	176,553
Series 2017A, Rev., 5.00%, 3/15/2022	120,000	124,626

Investments	Principal Amount($)	Value($)
Series 2015A, Rev., 5.00%, 3/15/2023	20,000	21,727
Series 2017A, Rev., 5.00%, 3/15/2023	195,000	211,840
Series 2017A, Rev., 5.00%, 3/15/2025	50,000	58,544
Texas Tech University System
Series 2012A, Rev., 4.25%, 8/15/2021	270,000	272,281
Series 2012A, Rev., 5.00%, 8/15/2021 (b)	420,000	424,197
Texas Transportation Commission State Highway Fund, First Tier
Series 2016-A, Rev., 3.00%, 10/1/2021	105,000	106,019
Series 2016-B, Rev., 4.00%, 10/1/2021 (c)	1,745,000	1,767,249
Rev., 5.00%, 10/1/2021	100,000	101,631
Series 2016-A, Rev., 5.00%, 10/1/2021	55,000	55,897
Series 2014A, Rev., 5.00%, 4/1/2022	315,000	327,937
Rev., 5.00%, 10/1/2022	110,000	117,200
Rev., 5.00%, 10/1/2023	40,000	44,511
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2022	65,000	68,719
Texas Water Development Board, State Water Implementation Fund
Series 2018A, Rev., 5.00%, 10/15/2023	50,000	55,714
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	57,910
Texas Water Development Board, Water Implementation Fund
Series 2018B, Rev., 5.00%, 10/15/2021	80,000	81,456
Series 2019A, Rev., 5.00%, 10/15/2021	50,000	50,910
Series 2017A, Rev., 5.00%, 4/15/2022	35,000	36,502
Series 2018B, Rev., 4.00%, 10/15/2022	45,000	47,414
Series 2018B, Rev., 5.00%, 10/15/2022	25,000	26,683
Texas Woman’s University, Financing System
Rev., 4.00%, 7/1/2021	150,000	150,458
Series 2017A, Rev., 4.00%, 7/1/2021	30,000	30,092
Rev., 4.00%, 7/1/2022	25,000	25,076

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,964
Town of Addison
GO, 4.00%, 2/15/2022	30,000	30,828
GO, 4.00%, 2/15/2023	20,000	21,311
Town of Prosper
GO, 5.00%, 8/15/2021	25,000	25,247
GO, 5.00%, 2/15/2022	30,000	31,025
Town of Prosper, Combination Tax and Surplus GO, 4.00%, 2/15/2022	50,000	51,358
Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	100,000	100,092
Trinity River Authority Ten Mile Creek System Rev., 5.00%, 8/1/2022	100,000	105,528
Trinity River Authority, Central Regional Wastewater System
Rev., 3.00%, 8/1/2021	130,000	130,621
Rev., 5.00%, 8/1/2021	470,000	473,786
Rev., 5.00%, 8/1/2022	280,000	295,987
Rev., 5.00%, 8/1/2023	30,000	33,126
Trinity River Authority, Denton Creek Wastewater Treatment System
Rev., 5.00%, 2/1/2022	30,000	30,962
Rev., 5.00%, 2/1/2023	100,000	107,915
Rev., 5.00%, 2/1/2024	40,000	44,921
Trinity River Authority, Mountain Creek Regional Wastewater System Rev., 5.00%, 8/1/2022	75,000	79,282
Trinity River Authority, Red Oak Creek System Rev., 5.00%, 2/1/2026	150,000	179,240
Trinity River Authority, Ten Mile Creek System Rev., 2.13%, 8/1/2021	50,000	50,155
Trinity River Authority, Water Project
Rev., 3.00%, 2/1/2022	110,000	112,070
Rev., 4.00%, 2/1/2022	25,000	25,636
Rev., 5.00%, 2/1/2024	25,000	28,075
Rev., 5.00%, 2/1/2025	75,000	87,275
Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	31,677
Tyler Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	40,000	41,384

Investments	Principal Amount($)	Value($)
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	27,079
University of Houston
Series 2013A, Rev., 4.00%, 2/15/2022	50,000	51,379
Series 2011A, Rev., 5.00%, 2/15/2022	50,000	50,178
Series 2016A, Rev., 5.00%, 2/15/2022	200,000	206,921
Series 2017A, Rev., 5.00%, 2/15/2022	40,000	41,384
Series 2020A, Rev., 5.00%, 2/15/2022	250,000	258,652
Series 2020A, Rev., 5.00%, 2/15/2023	50,000	54,129
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	52,559
University of North Texas System
Rev., 5.00%, 4/15/2022	30,000	31,271
Series 2015A, Rev., 5.00%, 4/15/2022	30,000	31,271
Series 2017A, Rev., 5.00%, 4/15/2022	60,000	62,542
Series 2017A, Rev., 5.00%, 4/15/2023	70,000	76,198
Series 2018A, Rev., 5.00%, 4/15/2023	55,000	59,869
Upper Trinity Regional Water District
Rev., 4.00%, 8/1/2022	45,000	46,959
Rev., 5.00%, 8/1/2022	395,000	416,788
Via Metropolitan Transit Advanced Transportation District, Sales Tax
Rev., 5.00%, 8/1/2021	40,000	40,322
Rev., 5.00%, 7/15/2022	55,000	58,022
Via Metropolitan Transit, Sales Tax Rev., 5.00%, 7/15/2024	110,000	125,274
Vidor Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2022	100,000	99,703
Waco Educational Finance Corp., Baylor University Issue Rev., 5.00%, 3/1/2022 (b)	510,000	528,543
Waco Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	25,000	26,484
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,988

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Weslaco Housing Opportunities Corp., Primrose Village Apartments Rev., 1.42%, 1/1/2022 (c)	560,000	563,690
West Harris County Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 8/1/2022	105,000	108,328
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2022	500,000	510,378
West Travis County Municipal Utility District No. 6, Unlimited Tax GO, 4.00%, 8/1/2022	50,000	52,183
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2021 (b)	410,000	414,097
Rev., 5.50%, 8/15/2021 (b)	100,000	101,101
Williamson County Water Sewer Irrigation and Drainage District No. 3, Unlimited Tax Series 2015A, GO, 3.38%, 9/1/2021	100,000	100,799
Wood County Central Hospital District, East Texas Medical Center Quitman Project Rev., 6.00%, 11/1/2021 (b)	1,100,000	1,126,426
Wylie Independent School District, Unlimited Tax Series 2015C, GO, PSF-GTD, 6.75%, 8/15/2021	25,000	25,338
Ysleta Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021 (b)	200,000	201,999

Total Texas		156,468,675

Utah — 0.5%
Alpine School District, School Building GO, 5.00%, 3/15/2022	85,000	88,297
Central Utah Water Conservancy District Series 2017B, Rev., 5.00%, 10/1/2022	30,000	31,951
Central Utah Water Conservancy District, Limited Tax Series 2011C, GO, 5.00%, 4/1/2022	110,000	114,489
City of Lehi, Sales Tax Rev., 5.00%, 6/1/2021	135,000	135,000
City of Ogden City, Franchise Tax Rev., 3.00%, 1/15/2022	270,000	274,893
City of Park City GO, 5.00%, 5/1/2022	25,000	26,123

Investments	Principal Amount($)	Value($)
City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	27,005
City of Riverton Rev., 3.00%, 9/1/2022	35,000	35,238
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	28,253
City of South Jordan, Daybreak Assessment Area No. 1
4.00%, 11/1/2021	695,000	706,262
3.00%, 11/1/2022	40,000	41,644
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2021	25,000	25,249
City of St. George Rev., AGM, 5.00%, 6/1/2024	150,000	170,337
City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,210
City of St. George, Franchise Tax
Rev., 3.00%, 6/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2021	110,000	112,688
Rev., 5.00%, 12/1/2022	115,000	123,439
County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	79,505
County of Salt Lake, Sales Tax Series 2012A, Rev., 5.00%, 2/1/2022	55,000	56,798
County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	53,771
County of Utah, IHC Health Services, Inc.
Series 2016B, Rev., 5.00%, 5/15/2022	220,000	230,256
Series 2018B-1, Rev., 5.00%, 8/1/2022 (c)	250,000	260,715
Series 2018B-2, Rev., 5.00%, 8/1/2024 (c)	375,000	421,343
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	195,000	223,247
Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	580,000	706,211
County of Weber GO, 5.00%, 1/15/2022	70,000	72,135
Davis School District, School District Bond Guaranty Program
GO, 5.00%, 6/1/2021	50,000	50,000
GO, 5.00%, 6/1/2022	20,000	20,980
Series 2019B, GO, 5.00%, 6/1/2023	25,000	27,425
Intermountain Power Agency, Subordinated Power Supply Series 2018A, Rev., 5.00%, 7/1/2022	45,000	47,367

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Jordan Valley Water Conservancy District
Series 2013A, Rev., 4.00%, 10/1/2021	20,000	20,259
Series B, Rev., 5.00%, 10/1/2022	40,000	42,607
Magna Water District GO, 5.00%, 6/1/2023	50,000	54,691
Metropolitan Water District of Salt Lake and Sandy Water Series 2012A, Rev., 4.00%, 7/1/2022	85,000	88,591
Mountain Regional Water Special Service District Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	78,236
Nebo School District Series 2017B, GO, 5.00%, 7/1/2022	30,000	31,591
Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2022	235,000	242,139
Salt Lake City Corp., Sales and Excise Tax Series 2016A, Rev., 4.00%, 10/1/2023	30,000	32,634
Southern Utah University, Auxiliary System and Student Building Rev., 4.00%, 5/1/2022	50,000	51,732
State of Utah
GO, 4.00%, 7/1/2022 (b)	80,000	83,369
GO, 5.00%, 7/1/2022	75,000	78,995
Series 2020B, GO, 5.00%, 7/1/2022	25,000	26,332
GO, 5.00%, 7/1/2024	75,000	85,920
Summit County, Transportation Sales Tax Rev., 5.00%, 12/15/2021	75,000	76,976
Tooele County School District Series 2014B, GO, 5.00%, 6/1/2021	25,000	25,000
University of Utah (The)
Series B-2, Rev., 4.00%, 8/1/2021	75,000	75,485
Series 2013A, Rev., 5.00%, 8/1/2021	200,000	201,621
Series 2014B, Rev., 5.00%, 8/1/2021 (b)	25,000	25,202
Series 2015B, Rev., 5.00%, 8/1/2021 (b)	320,000	322,585
Series 2017A, Rev., 5.00%, 8/1/2021	150,000	151,216

Investments	Principal Amount($)	Value($)
Series A-1, Rev., 5.00%, 8/1/2021 (b)	20,000	20,162
Series A-2, Rev., 5.00%, 8/1/2021	25,000	25,203
Series 2013A, Rev., 5.00%, 8/1/2022	35,000	36,998
Series 2014B, Rev., 5.00%, 8/1/2022 (b)	50,000	52,849
Series 2015B, Rev., 5.00%, 8/1/2022 (b)	265,000	280,100
Series 2016B-1, Rev., 5.00%, 8/1/2022	30,000	31,713
Series 2017A, Rev., 5.00%, 8/1/2022	55,000	58,140
Series 2017B-2, Rev., 5.00%, 8/1/2022	20,000	21,142
Series 2018A, Rev., 5.00%, 8/1/2022	35,000	36,998
Series A-2, Rev., 5.00%, 8/1/2022	25,000	26,427
Utah Associated Municipal Power Systems, Power Systems Payson Power Project Rev., 5.00%, 10/1/2021 (b)	585,000	594,530
Utah Associated Municipal Power Systems, San Juan Project Series 2011A, Rev., 5.50%, 6/1/2021	300,000	300,000
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2022	130,000	135,099
Series A, Rev., 5.00%, 4/15/2023	80,000	86,253
Utah State Board of Regents Series B, Rev., AGM, 4.00%, 6/1/2024	50,000	55,323
Utah State Board of Regents, Auxiliary and Campus Facilities Rev., 5.00%, 4/1/2022 (b)	25,000	26,021
Utah State Building Ownership Authority, Facilities Master Lease Program
Rev., 5.00%, 5/15/2022	170,000	177,807
Rev., 5.00%, 5/15/2023	30,000	32,797
Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	30,000	32,187
Utah State University, Student Building Fee Rev., 4.00%, 4/1/2022	30,000	30,970

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Utah Transit Authority, Sales Tax
Series 2008A, Rev., 5.25%, 6/15/2022	35,000	36,872
Series 2008A, Rev., 5.25%, 6/15/2023	150,000	165,417
Utah Transit Authority, Subordinate Sales Tax
Series 2015A, Rev., 5.00%, 6/15/2021	165,000	165,289
Series 2015A, Rev., 5.00%, 6/15/2023	100,000	109,233
Wasatch County School District Board of Education, Utah School Bond Guaranty Program GO, 5.00%, 6/1/2021	30,000	30,000
Washington County School District Board of Education, School Building and Refunding, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	32,552
Washington County School District Board of Education, Utah School District Bond Guaranty Program Series 2021A, GO, 5.00%, 3/1/2022	70,000	72,576
Washington County Water Conservancy District Rev., 5.00%, 10/1/2022	25,000	26,007
Washington County, St. George Interlocal Agency Series 2012A, Rev., 2.00%, 12/1/2021	25,000	25,219
Weber Basin Water Conservancy District Series 2015A, Rev., 5.00%, 10/1/2021	30,000	30,485
Weber School District, School Building
GO, 5.00%, 6/15/2021	50,000	50,089
GO, 5.00%, 6/15/2022	90,000	94,580

Total Utah		8,985,050

Vermont — 0.0%(g)
State of Vermont
Series 2019B, GO, 3.00%, 8/15/2021	25,000	25,149
Series 2012E, GO, 4.00%, 8/15/2021	55,000	55,439
State of Vermont, Green Bonds Series 2015A, GO, 5.00%, 8/15/2022	25,000	26,481

Investments	Principal Amount($)	Value($)
State of Vermont, Transportation Infrastructure Series 2013A, Rev., 4.00%, 6/15/2022	45,000	46,833
Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project Series 2016A, Rev., 5.00%, 12/1/2021	70,000	71,661
Vermont Municipal Bond Bank
Series 2012-4, Rev., 4.00%, 12/1/2021	25,000	25,487
Series 2018-1, Rev., 4.00%, 12/1/2021	45,000	45,876
Series 2011-5, Rev., 5.00%, 12/1/2021 (b)	200,000	204,901
Series 2013-1, Rev., 5.00%, 12/1/2021	150,000	153,665
Series 2011-4, Rev., 5.00%, 12/1/2022	40,000	40,973
Series 2011-6, Rev., 5.00%, 12/1/2022	25,000	25,608
Series 2016-2, Rev., 5.00%, 12/1/2022	45,000	48,295
Vermont Municipal Bond Bank, State Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	55,000	58,577

Total Vermont		828,945

Virginia — 1.2%
Arlington County Industrial Development Authority
Series 2013A, Rev., 5.00%, 12/15/2021	25,000	25,656
Rev., 5.00%, 2/15/2023	35,000	37,846
Chesapeake Hospital Authority, Regional Medical Center Rev., 4.00%, 7/1/2021	200,000	200,605
City of Alexandria Series 2012A, GO, 4.50%, 6/15/2021	60,000	60,096
City of Alexandria, Capital Improvement
GO, 4.00%, 7/15/2021 (b)	250,000	251,173
Series 2016A, GO, 5.00%, 7/15/2021	40,000	40,235
Series 2018C, GO, 5.00%, 7/15/2021	45,000	45,264
Series 2012B, GO, 5.00%, 6/15/2022	30,000	31,524

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Bristol Rev., AGM, 5.00%, 7/15/2021 (b)	50,000	50,291
City of Chesapeake, Public Improvement Series 2012D, GO, 4.00%, 7/15/2021	50,000	50,234
City of Fairfax GO, 5.00%, 7/15/2022	25,000	26,371
City of Hampton, Public Improvement
Series 2015A, GO, 5.00%, 9/1/2021	75,000	75,912
Series 2019A, GO, 5.00%, 3/1/2022	50,000	51,836
Series 2012A, GO, 5.00%, 4/1/2022 (b)	30,000	31,225
Series 2015B, GO, 5.00%, 9/1/2022	30,000	31,830
City of Harrisonburg, Public Improvement GO, 3.00%, 8/1/2022	25,000	25,119
City of Lynchburg, Publica Improvement
GO, 3.00%, 8/1/2021	45,000	45,215
GO, 5.00%, 6/1/2022	25,000	26,222
City of Manassas, Public Improvement
GO, 5.00%, 7/1/2021	55,000	55,218
GO, 5.00%, 7/1/2022	50,000	52,647
City of Newport News Rev., 5.00%, 7/15/2021	35,000	35,206
City of Newport News, General Improvement
Series 2014A, GO, 5.00%, 7/15/2021	20,000	20,118
Series 2017A, GO, 5.00%, 8/1/2021	25,000	25,202
Series 2012C, GO, 5.00%, 9/1/2021 (b)	50,000	50,609
Series 2014A, GO, 5.00%, 7/15/2022	50,000	52,753
City of Norfolk
Series 2014C, GO, 4.00%, 8/1/2021	40,000	40,257
GO, 5.00%, 8/1/2021	60,000	60,484
Series A, GO, 5.00%, 10/1/2021	70,000	71,140
Rev., 5.00%, 11/1/2021	160,000	163,262
City of Norfolk, Capital Improvement,
Series 2013A, GO, 5.00%, 8/1/2021	25,000	25,202
Series 2016A, GO, 5.00%, 10/1/2021	45,000	45,732
City of Poquoson, Combination Tax

Investments	Principal Amount($)	Value($)
GO, 5.00%, 2/15/2022	45,000	46,554
City of Portsmouth, Public Improvement Series 2013A, GO, 5.00%, 2/1/2022	120,000	123,915
City of Portsmouth, Tax Exempt
Series 2016A, GO, 3.00%, 8/1/2021	25,000	25,119
Series 2015A, GO, 5.00%, 8/1/2021	25,000	25,201
Series 2015A, GO, 4.00%, 8/1/2022	25,000	26,134
Series 2016A, GO, 5.00%, 8/1/2022	50,000	52,849
City of Richmond, Public Improvement
Series 2017B, GO, 5.00%, 7/15/2021	90,000	90,531
Series 2012A, GO, 5.00%, 3/1/2022	85,000	88,134
Series 2017B, GO, 5.00%, 7/15/2022	25,000	26,376
City of Richmond, Public Utility Rev., 5.00%, 1/15/2022	150,000	154,585
City of Suffolk
GO, 3.00%, 6/1/2021	30,000	30,000
GO, 5.00%, 2/1/2022	35,000	36,142
City of Suffolk, Tax-Exempt Series 2016A, GO, 5.00%, 2/1/2022	55,000	56,794
City of Virginia Beach, Public Improvement
Series 2019A, GO, 5.00%, 7/15/2021	65,000	65,380
Series 2013A, GO, 4.00%, 8/1/2021	50,000	50,319
Series 2015B, GO, 5.00%, 9/15/2021	50,000	50,700
City of Winchester, Public Improvement GO, 5.00%, 8/1/2021	45,000	45,363
Commonwealth of Virginia
Series 2011A-1, GO, 4.00%, 6/1/2021	25,000	25,000
Series 2011A-2, GO, 5.00%, 6/1/2021 (b)	75,000	75,000
Series 2013B, GO, 4.00%, 6/1/2022	100,000	103,837
Series 2015B, GO, 5.00%, 6/1/2022	35,000	36,688

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Arlington Series 2012A, GO, 5.00%, 8/1/2022	75,000	79,282
County of Arlington, Public Improvement
Series 2013A, GO, 4.00%, 8/1/2021 (b)	45,000	45,290
Series 2013A, GO, 5.00%, 8/1/2021 (b)	45,000	45,363
County of Chesterfield, Public Improvement Series 2015A, GO, 5.00%, 1/1/2022	20,000	20,571
County of Culpeper GO, 5.00%, 1/15/2024	25,000	28,076
County of Fairfax, Public Improvement
Series 2014A, GO, 4.00%, 10/1/2021	250,000	253,252
Series 2013A, GO, 5.00%, 10/1/2021 (b)	75,000	76,222
Series 2015A, GO, 5.00%, 10/1/2021	75,000	76,223
Series 2015C, GO, 5.00%, 10/1/2021	50,000	50,816
County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	25,000	26,376
County of Hanover, Public Improvement Series 2011A, GO, 4.13%, 1/15/2023	50,000	50,144
County of Henrico, Public Improvement
GO, 5.00%, 7/15/2021	25,000	25,148
GO, 3.00%, 8/1/2021 (b)	25,000	25,119
GO, 5.00%, 8/1/2021 (b)	30,000	30,242
GO, 4.00%, 8/1/2022	25,000	26,140
County of Henrico, Water and Sewer Rev., 5.00%, 5/1/2022	20,000	20,900
County of Loudoun Series 2020B, GO, 5.00%, 12/1/2021	30,000	30,736
County of Loudoun, Public Improvement
Series 2013A, GO, 4.00%, 12/1/2021	120,000	122,348
Series 2012A, GO, 5.00%, 12/1/2021	70,000	71,718
Series 2013A, GO, 5.00%, 12/1/2021	40,000	40,982
Series 2014B, GO, 5.00%, 12/1/2021	30,000	30,736

Investments	Principal Amount($)	Value($)
Series 2015A, GO, 5.00%, 12/1/2021	50,000	51,227
Series 2016A, GO, 5.00%, 12/1/2021	50,000	51,227
County of Pittsylvania GO, 5.00%, 6/15/2021	50,000	50,088
County of Prince George, Tax-Exempt GO, 5.00%, 8/1/2021	65,000	65,524
County of Prince William
COP, 5.00%, 10/1/2021	120,000	121,909
COP, 5.00%, 10/1/2022	100,000	106,364
County of Prince William, Public Improvement GO, 5.00%, 8/1/2021	25,000	25,202
Series 2020A, GO, 5.00%, 8/1/2021	40,000	40,322
County of Pulaski GO, 5.00%, 2/1/2024	40,000	44,977
County of Smyth GO, 5.00%, 11/1/2022	25,000	26,730
County of Spotsylvania, Public Improvement
GO, 3.00%, 6/1/2021	55,000	55,000
GO, 5.00%, 6/1/2021	45,000	45,000
GO, 5.00%, 7/15/2021	35,000	35,206
GO, 5.00%, 1/15/2022	50,000	51,522
Series 2011B, GO, 4.00%, 1/15/2024	30,000	30,083
County of Spotsylvania, Water and Sewer System Rev., 5.00%, 6/1/2021	20,000	20,000
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	30,000	34,106
Economic Development Authority, Capital Project Rev., 4.00%, 7/15/2023	55,000	59,249
Fairfax County Economic Development Authority, County Facilities Project Series 2014A, Rev., 5.00%, 10/1/2021	30,000	30,487
Fairfax County Economic Development Authority, Joint Public Uses Complex Project Rev., 5.00%, 5/15/2022	70,000	73,270
Fairfax County Economic Development Authority, Route 28 Project Series 2016B, Rev., 3.00%, 4/1/2022	25,000	25,605

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Fairfax County Economic Development Authority, Silver Line Phase I Project Rev., 5.00%, 4/1/2022	20,000	20,816
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Rev., 4.00%, 5/15/2022	175,000	181,457
Series 2016A, Rev., 5.00%, 5/15/2022	150,000	156,963
Fairfax County Water Authority
Rev., 5.00%, 4/1/2022 (b)	65,000	67,655
Rev., 5.00%, 4/1/2022	35,000	36,428
Hampton Roads Sanitation District, Wastewater
Series 2014A, Rev., 5.00%, 7/1/2021	30,000	30,119
Series 2016A, Rev., 5.00%, 8/1/2021	50,000	50,403
Series 2018A, Rev., 5.00%, 10/1/2021	40,000	40,650
Series 2014A, Rev., 5.00%, 7/1/2022	100,000	105,350
Series 2016A, Rev., 5.00%, 8/1/2022	20,000	21,144
Hampton Roads Transportation Accountability Commission, Transportation Fund, Intermediate Lien Series 2019A, Rev., BAN, 5.00%, 7/1/2022	555,000	584,068
Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,047,005
Loudoun County Economic Development Authority, Public Facilities Project
Rev., 5.00%, 12/1/2021	65,000	66,579
Series 2016A, Rev., 5.00%, 12/1/2021	25,000	25,607
Series 2016B, Rev., 5.00%, 12/1/2021	40,000	40,971
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,300,000	1,323,509
Powhatan County Economic Development Authority, Capital Projects Rev., 5.00%, 10/15/2022	25,000	26,626
Rappahannock Regional Jail Authority Rev., 4.00%, 10/1/2021	100,000	101,294

Investments	Principal Amount($)	Value($)
Riverside Regional Jail Authority
Rev., 5.00%, 7/1/2021	50,000	50,192
Rev., 4.00%, 7/1/2022	100,000	104,036
Rev., 5.00%, 7/1/2023	345,000	378,573
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2021	175,000	175,684
Spotsylvania County Economic Development Authority, Spotsylvania School Facilities Projects Rev., 5.00%, 6/1/2021	50,000	50,000
University of Virginia
Series 2015B, Rev., 2.00%, 8/1/2021	30,000	30,095
Series 2015B, Rev., 5.00%, 8/1/2021 (b)	450,000	453,616
Rev., 4.00%, 9/1/2021 (b)	25,000	25,243
Virginia Beach Development Authority, Public Facilities
Series 2015B, Rev., 5.00%, 7/15/2021	30,000	30,177
Series 2020B, Rev., 5.00%, 8/1/2021	25,000	25,202
Series A, Rev., 5.00%, 12/1/2021	25,000	25,614
Series 2020A, Rev., 5.00%, 4/15/2022	50,000	52,145
Virginia Biotechnology Research Partnership Authority, Consolidated Laboratories Project Rev., 5.00%, 9/1/2021	45,000	45,547
Virginia College Building Authority, Education Facilities Series A, Rev., 5.00%, 2/1/2022	25,000	25,819
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs
Rev., 5.00%, 2/1/2022	245,000	253,026
Series 2009E-1, Rev., 5.00%, 2/1/2022	285,000	294,337
Series 2009E-2, Rev., 5.00%, 2/1/2022	85,000	87,785
Series 2014A, Rev., 5.00%, 2/1/2022	215,000	222,044
Series 2015A, Rev., 5.00%, 2/1/2022	25,000	25,819
Series 2015D, Rev., 5.00%, 2/1/2022	80,000	82,621
Series 2016A, Rev., 5.00%, 2/1/2022	255,000	263,354

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2017C, Rev., 5.00%, 2/1/2022	35,000	36,147
Series 2018A, Rev., 5.00%, 2/1/2022	80,000	82,621
Series 2019A, Rev., 5.00%, 2/1/2022	45,000	46,474
Series 2019C, Rev., 5.00%, 2/1/2022	115,000	118,767
Series 2013A, Rev., 5.00%, 2/1/2023	20,000	21,632
Series 2015A, Rev., 5.00%, 2/1/2023	25,000	27,040
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2012B, Rev., 4.00%, 2/1/2022 (b)	30,000	30,782
Rev., 5.00%, 2/1/2022 (b)	90,000	92,944
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	40,000	41,309
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Rev., 5.00%, 9/1/2021 (b)	75,000	75,895
Series 2012A, Rev., 5.00%, 9/1/2021 (b)	115,000	116,357
Series 2012-A, Rev., 5.00%, 9/1/2021	35,000	35,427
Series 2012B, Rev., 5.00%, 9/1/2021	20,000	20,244
Series A, Rev., 5.00%, 9/1/2021	25,000	25,305
Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	70,000	74,138
Series 2014B, Rev., 5.00%, 9/1/2022	35,000	37,149
Series 2016A, Rev., 5.00%, 9/1/2022	45,000	47,763
Series A, Rev., 5.00%, 9/1/2022	70,000	74,298
Series B, Rev., 5.00%, 9/1/2023	30,000	33,247
Virginia Commonwealth Transportation Board
Series 2012A, Rev., GAN, 5.00%, 3/15/2022 (b)	30,000	31,160
Rev., GAN, 5.00%, 9/15/2022	25,000	26,575
Rev., GAN, 5.00%, 9/15/2023	45,000	49,928
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2022	115,000	120,384

Investments	Principal Amount($)	Value($)
Series 2017A, Rev., 5.00%, 5/15/2022	25,000	26,170
Rev., 5.00%, 5/15/2023	25,000	27,377
Rev., 5.00%, 5/15/2024	35,000	39,869
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	47,218
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2021	155,000	157,180
Series 2012B-G, Rev., GAN, 5.00%, 9/15/2021	40,000	40,562
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	20,000	20,694
Rev., GAN, 5.00%, 3/15/2022 (b)	125,000	129,832
Rev., GAN, 5.00%, 3/15/2022	25,000	25,966
Series 2012B-G, Rev., GAN, 5.00%, 3/15/2022	30,000	31,159
Rev., GAN, 5.00%, 9/15/2022	95,000	100,987
Series 2012B, Rev., GAN, 5.00%, 9/15/2022	25,000	26,575
Rev., GAN, 5.00%, 3/15/2023	90,000	97,840
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	140,000	152,212
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	120,000	130,454
Rev., GAN, 5.00%, 3/15/2025	30,000	35,213
Virginia Commonwealth Transportation Board, Oak Grove Connector Series A, Rev., 5.00%, 5/15/2022	90,000	94,213
Virginia Commonwealth Transportation Board, Transportation Capital Project Rev., 5.00%, 5/15/2022 (b)	100,000	104,685
Virginia Commonwealth Transportation Board, Transportation District Program Rev., 5.00%, 5/15/2022	20,000	20,936
Virginia Commonwealth University Health System Authority Rev., 5.00%, 7/1/2025	45,000	53,152
Virginia Housing Development Authority, Commonwealth Mortgage Series 2012C-4, Rev., 2.49%, 1/1/2022	200,000	202,546
Virginia Polytechnic Institute and State University Series 2015A, Rev., 5.00%, 6/1/2021	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Virginia Public Building Authority, Public Facilities
Series B-3, Rev., 4.00%, 8/1/2021	30,000	30,192
Series 2011A, Rev., 5.00%, 8/1/2021 (b)	195,000	196,575
Series 2011A, Rev., 5.00%, 8/1/2021	55,000	55,441
Series 2013A, Rev., 5.00%, 8/1/2021	100,000	100,802
Series 2014A, Rev., 5.00%, 8/1/2021	20,000	20,160
Series 2014C, Rev., 5.00%, 8/1/2021	175,000	176,404
Series B, Rev., 5.00%, 8/1/2021	280,000	282,246
Series 2014A, Rev., 5.00%, 8/1/2022	55,000	58,127
Series A, Rev., 5.00%, 8/1/2022	315,000	332,909
Series B, Rev., 5.00%, 8/1/2022	100,000	105,685
Series C, Rev., 5.00%, 8/1/2022	115,000	121,538
Virginia Public Building Authority, Public Facilities, Federally Taxable Series 2009C, Rev., 5.30%, 8/1/2021	25,000	25,210
Virginia Public School Authority, School Financing 1997 Resolution
Series 2011B, Rev., 3.25%, 8/1/2021 (b)	45,000	45,233
Series 2011B, Rev., 4.00%, 8/1/2021 (b)	35,000	35,225
Series 2012A, Rev., 4.00%, 8/1/2021	120,000	120,758
Series 2011A, Rev., 4.13%, 8/1/2021 (b)	30,000	30,199
Rev., 5.00%, 8/1/2021	45,000	45,358
Series 2012B, Rev., 5.00%, 8/1/2021	25,000	25,199
Series 2013A, Rev., 5.00%, 8/1/2021	50,000	50,398
Series 2015A, Rev., 5.00%, 8/1/2021	50,000	50,398
Series 2016A, Rev., 5.00%, 8/1/2021	25,000	25,199
Series 2016B, Rev., 5.00%, 8/1/2021	50,000	50,398
Series 2018B, Rev., 5.00%, 8/1/2021	25,000	25,199

Investments	Principal Amount($)	Value($)
Series 2019B, Rev., 5.00%, 8/1/2021	40,000	40,318
Series 2020B, Rev., 5.00%, 8/1/2021	170,000	171,352
Rev., 3.00%, 8/1/2022 (b)	45,000	46,501
Series 2012C, Rev., 3.25%, 8/1/2022 (b)	80,000	82,902
Rev., 5.00%, 8/1/2022 (b)	35,000	36,994
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	225,000	237,685
Series 2014B, Rev., 5.00%, 8/1/2022	75,000	79,228
Series 2015B, Rev., 5.00%, 8/1/2022	25,000	26,409
Rev., 5.00%, 8/1/2023	50,000	55,176
Series 2014C, Rev., 5.00%, 8/1/2023	25,000	27,588
Series 2015A, Rev., 5.00%, 8/1/2024	25,000	28,686
Virginia Public School Authority, School Technology and Security Notes
Series VI, Rev., 5.00%, 4/15/2022	110,000	114,650
Series VIII, Rev., 5.00%, 4/15/2022	55,000	57,325
Series VI, Rev., 5.00%, 4/15/2023	80,000	87,162
Virginia Public School Authority, Special Obligation School Montgomery County Rev., 5.00%, 2/1/2022	125,000	129,035
Virginia Resources Authority Clean Water State Revolving Fund Rev., 5.00%, 10/1/2021	25,000	25,408
Virginia Resources Authority, Infrastructure Moral Obligation
Rev., 5.00%, 11/1/2021	50,000	51,017
Series A, Rev., 5.00%, 11/1/2021	20,000	20,409
Rev., 4.00%, 11/1/2022	25,000	26,377
Series 2012B, Rev., 4.00%, 11/1/2024	45,000	47,396
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Rev., 4.00%, 11/1/2021	105,000	106,701
Series 2014B, Rev., 5.00%, 11/1/2021	80,000	81,627
Series 2014D, Rev., 5.00%, 11/1/2021	25,000	25,509
Series 2015B, Rev., 5.00%, 11/1/2021	20,000	20,409

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019C, Rev., 5.00%, 11/1/2021	110,000	112,238
Rev., 5.00%, 11/1/2022	60,000	64,159
Series 2020C, Rev., 5.00%, 11/1/2022	75,000	80,190
Virginia Resources Authority, Infrastructure Pooled Financing Program
Rev., 3.00%, 11/1/2021	25,000	25,304
Series 2015C, Rev., 4.00%, 11/1/2021	40,000	40,652
Series 2012B, Rev., 5.00%, 11/1/2021	40,000	40,817
Series 2014B, Rev., 5.00%, 11/1/2021	65,000	66,328
Series 2017A, Rev., 5.00%, 11/1/2021	20,000	20,408
Series 2017C, Rev., 5.00%, 11/1/2021	75,000	76,532
Rev., 5.00%, 11/1/2022	25,000	26,737
Series 2012A, Rev., 5.00%, 11/1/2022	40,000	42,780
Series 2012B, Rev., 5.00%, 11/1/2022	25,000	26,737
Series 2016B, Rev., 5.00%, 11/1/2022	30,000	32,085
Series 2017A, Rev., 5.00%, 11/1/2022	25,000	26,737
Series 2010A, Rev., 5.00%, 11/1/2023	5,000	5,018
Virginia Small Business Financing Authority, Hampton University Rev., 5.00%, 10/1/2021	25,000	25,381
Western Regional Jail Authority Rev., 4.00%, 12/1/2022	50,000	52,828
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	1,715,000	1,753,992

Total Virginia		20,919,526

Washington — 2.6%
Adams County Joint Consolidated School District No. 147 & 163 & 55 GO, 2.50%, 12/1/2021	25,000	25,284
Auburn School District No. 408 of King & Pierce Counties
GO, 4.00%, 12/1/2021	25,000	25,487
GO, 4.00%, 12/1/2023	50,000	52,894

Investments	Principal Amount($)	Value($)
Auburn School District No. 408 of King & Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	29,032
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2022	40,000	42,923
Benton County School District No. 400 Richland
GO, 3.00%, 12/1/2021	50,000	50,725
GO, 5.00%, 12/1/2021	120,000	122,932
Cascade Water Alliance Rev., 5.00%, 9/1/2022	25,000	26,528
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax Series 2016S-1, Rev., 5.00%, 11/1/2021	100,000	102,034
Central Puget Sound Regional Transit Authority, Sales and Use Tax
Series 2012S-1, Rev., 5.00%, 11/1/2021	25,000	25,508
Series 2012S-1, Rev., 5.00%, 11/1/2022	20,000	21,387
Central Washington University
Rev., 5.00%, 5/1/2022	45,000	46,936
Rev., AGM, 5.00%, 5/1/2024	360,000	407,559
City of Auburn, Utility System Rev., 5.00%, 12/1/2021	70,000	71,664
City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	30,000	32,197
City of Bellingham, Water & Sewer System Series 2016-ZF2389, Rev., VRDO, LIQ: Citibank NA, 0.15%, 6/9/2021 (c)(f)	5,480,000	5,480,000
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2022	25,000	26,461
City of Camas, Water & Sewer Rev., 5.00%, 12/1/2021	50,000	51,184
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	27,393
City of Everett, Water and Sewer Rev., 5.00%, 12/1/2022	145,000	155,640
City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	52,477
City of Kent, Limited Tax GO, 5.00%, 12/1/2021	65,000	66,588
City of Lynnwood, Limited Tax GO, AGM, 4.00%, 12/1/2021	25,000	25,487
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2021	25,000	25,487
City of Marysville, Water and Sewer Rev., 5.00%, 4/1/2022	155,000	161,339

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Olympia, Limited Tax GO, 5.00%, 12/1/2021	35,000	35,855
GO, 5.00%, 12/1/2024	25,000	29,013
City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	48,302
City of Puyallup GO, 4.00%, 12/1/2021	250,000	254,740
City of Redmond GO, 5.00%, 12/1/2021	20,000	20,489
City of Renton, Limited Tax GO, 5.00%, 12/1/2021	20,000	20,489
Series A, GO, 4.00%, 12/1/2022	50,000	52,859
GO, 5.00%, 12/1/2022	30,000	32,201
City of Richland Series 2013A, GO, 4.00%, 12/1/2021	40,000	40,779
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2021	70,000	71,134
City of Seattle, Drainage and Wastewater System Improvement
Rev., 5.00%, 9/1/2021	225,000	227,740
Rev., 5.00%, 4/1/2022	45,000	46,840
Rev., 5.00%, 5/1/2022	55,000	57,475
Rev., 5.00%, 9/1/2022	20,000	20,734
Rev., 5.00%, 9/1/2024	25,000	25,903
City of Seattle, Limited Tax Series 2015A, GO, 5.00%, 6/1/2021	25,000	25,000
GO, 5.00%, 9/1/2021	25,000	25,306
Series 2013A, GO, 4.00%, 10/1/2021	30,000	30,391
GO, 5.00%, 5/1/2022	20,000	20,902
Series 2017A, GO, 5.00%, 11/1/2022	150,000	160,424
City of Seattle, Municipal Light and Power Improvement
Rev., 5.00%, 9/1/2021	115,000	116,397
Series 2018A, Rev., 5.00%, 1/1/2022	40,000	41,141
Series 2019B, Rev., 5.00%, 2/1/2022	25,000	25,816
Series 2016B, Rev., 5.00%, 4/1/2022	25,000	26,020
Series 2015A, Rev., 5.00%, 5/1/2022	80,000	83,592
Series 2012A, Rev., 5.00%, 6/1/2022	20,000	20,980
Rev., 5.00%, 7/1/2022	65,000	68,448
Rev., 5.00%, 9/1/2022	150,000	159,171
Series 2017C, Rev., 5.00%, 9/1/2022	25,000	26,528

Investments	Principal Amount($)	Value($)
Series 2012A, Rev., 5.00%, 6/1/2024	25,000	26,197
City of Seattle, Water System
Rev., 5.00%, 9/1/2021	70,000	70,852
Rev., 5.00%, 9/1/2022	105,000	111,433
Rev., 5.00%, 9/1/2023	50,000	53,031
City of Shelton, Limited Tax
GO, 4.00%, 12/1/2021	150,000	152,700
GO, 4.00%, 12/1/2022	150,000	157,973
City of Spokane, Unlimited Tax
GO, 5.00%, 12/1/2021	40,000	40,978
GO, 5.00%, 12/1/2022	85,000	91,237
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2021	45,000	46,100
City of Tacoma Series 2015A, Rev., 5.00%, 12/1/2022	20,000	21,446
City of Tacoma, Electric System Series 2013B, Rev., 5.00%, 1/1/2022	190,000	195,376
City of Tacoma, Solid Waste Utility Rev., 4.00%, 12/1/2021	25,000	25,474
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	38,276
City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., GTD, 5.00%, 1/1/2023	100,000	107,691
City of Yakima, Water and Sewer Rev., 4.00%, 11/1/2021	25,000	25,389
Clark County Public Utility District No. 1
Rev., 5.00%, 1/1/2022	30,000	30,849
Rev., 5.00%, 1/1/2024	15,000	16,791
Clark County Public Utility District No. 1, Electric System Rev., 5.00%, 1/1/2023	75,000	80,644
Clark County Public Utility District No. 1, Generating System Rev., 5.00%, 1/1/2024	100,000	111,942
Clark County School District No. 117 Camas, Unlimited Tax
GO, 4.00%, 12/1/2021	190,000	193,699
GO, 2.00%, 12/1/2022	30,000	30,846
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 5.00%, 12/1/2021	85,000	87,090
GO, 3.00%, 12/1/2022	30,000	31,318
GO, 3.00%, 12/1/2023	25,000	26,737
GO, 5.00%, 12/1/2023	30,000	33,579

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	26,795
COB Properties, City Hall Project Rev., 5.00%, 12/1/2021	25,000	25,611
County of Clark, Limited Tax GO, 5.00%, 12/1/2021	75,000	76,833
County of King, Limited Tax
GO, 5.00%, 7/1/2021	50,000	50,197
Series 2019B, GO, 5.00%, 7/1/2021	25,000	25,099
GO, 5.00%, 1/1/2022	25,000	25,710
Series 2019A, GO, 5.00%, 6/1/2022	50,000	52,439
Series 2019B, GO, 5.00%, 7/1/2022	30,000	31,585
Series 2012E, GO, 3.00%, 12/1/2022	30,000	31,290
Series 2014C, GO, 5.00%, 12/1/2022	35,000	37,552
County of King, Sewer
Series 2014B, Rev., 5.00%, 7/1/2021	80,000	80,315
Series 2016A, Rev., 5.00%, 7/1/2021	25,000	25,099
Series 2011C, Rev., 4.00%, 1/1/2022	35,000	35,791
Series 2012C, Rev., 5.00%, 1/1/2022	50,000	51,421
Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,175,000	1,177,204
County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	60,127
County of King, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	51,217
County of Kitsap, Limited Tax GO, 4.00%, 12/1/2022	25,000	26,461
County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	26,834
County of Pierce, Limited Tax
Series 2013A, GO, 5.00%, 7/1/2021	35,000	35,139
GO, 5.00%, 7/1/2022	30,000	31,591
County of Pierce, Sewer
Rev., 5.00%, 8/1/2021	75,000	75,604
Rev., 4.00%, 8/1/2022 (b)	135,000	141,123
County of Skagit, Limited Tax
GO, 5.00%, 12/1/2021	190,000	194,643
GO, 5.00%, 12/1/2024	60,000	69,676
County of Snohomish, Limited Tax
Series 2011B, GO, 4.00%, 12/1/2021	25,000	25,487
GO, 5.00%, 12/1/2022	50,000	53,669

Investments	Principal Amount($)	Value($)
County of Spokane, Limited Tax GO, 5.00%, 12/1/2021	60,000	61,466
Douglas County School District No. 206, Eastmont Ltd. GO, 2.00%, 12/1/2021	155,000	156,477
East Columbia Basin Irrigation District Rev., 5.00%, 6/1/2022	50,000	52,419
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	26,992
Eastern Washington University, Services and Activities Fee Series 2016B, Rev., 5.00%, 10/1/2021	755,000	766,678
Energy Northwest, Columbia Generating Station
Series 2011A, Rev., 5.00%, 7/1/2021	195,000	195,766
Series 2012A, Rev., 5.00%, 7/1/2021 (b)	20,000	20,079
Series A, Rev., 5.00%, 7/1/2021 (b)	210,000	210,825
Rev., 5.00%, 7/1/2022	25,000	26,281
Series 2014A, Rev., 5.00%, 7/1/2022	115,000	121,114
Series 2018A, Rev., 5.00%, 7/1/2022	120,000	126,379
Series 2014A, Rev., 5.00%, 7/1/2023	30,000	33,025
FYI Properties, State of Washington District Project - Green Bonds
Rev., 5.00%, 6/1/2021	110,000	110,000
Rev., 5.00%, 6/1/2023	45,000	48,986
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	75,000	77,146
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	105,000	110,555
Grays Harbor County Public Utility District No. 1 Series 2015A, Rev., 5.00%, 1/1/2025	100,000	115,692
Grays Harbor County School District No. 66 Montesano, Unlimited Tax GO, 3.00%, 12/1/2021	75,000	76,019
King and Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/1/2022	30,000	32,197

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax
GO, 5.00%, 12/1/2021	75,000	76,836
GO, 5.00%, 12/1/2024	25,000	29,032
King County Fire Protection District No. 39 Series 2015A, GO, 5.00%, 12/1/2024	40,000	46,435
King County Housing Authority Rev., 3.00%, 6/1/2022	55,000	56,481
King County Public Hospital District No. 1, Valley Medical Center, Limited Tax
GO, 4.00%, 12/1/2021	50,000	50,935
GO, 5.00%, 12/1/2022	200,000	213,987
King County Public Hospital District No. 2, Evergreen Healthcare GO, 5.00%, 12/1/2021	95,000	97,324
King County Rural Library District, Unlimited Tax
GO, 4.00%, 12/1/2021	145,000	147,823
GO, 4.00%, 12/1/2022	65,000	68,797
King County School District No. 210 Federal Way, Unlimited Tax GO, 5.00%, 12/1/2021	25,000	25,607
King County School District No. 400 Mercer Island, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	51,227
King County School District No. 401 Highline, Unlimited Tax
GO, 5.00%, 6/1/2022	35,000	36,722
Series 2012B, GO, 3.25%, 12/1/2022	25,000	26,188
GO, 4.00%, 12/1/2022	35,000	37,055
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,487
King County School District No. 405 Bellevue, Unlimited Tax
GO, 4.38%, 6/1/2021 (b)	100,000	100,000
GO, 5.00%, 6/1/2021 (b)	100,000	100,000
GO, 5.00%, 12/1/2021	220,000	225,365
GO, 5.00%, 12/1/2022	85,000	91,211
GO, 5.00%, 12/1/2024	210,000	243,866
King County School District No. 410 Snoqualmie Valley GO, 4.00%, 12/1/2022	75,000	79,370
King County School District No. 411 Issaquah, Unlimited Tax
GO, 4.00%, 12/1/2021	75,000	76,468
GO, 3.00%, 12/1/2022	35,000	36,521
King County School District No. 414, Lake Washington Limited Tax GO, 4.00%, 12/1/2021	50,000	50,973

Investments	Principal Amount($)	Value($)
King County School District No. 414, Lake Washington, Unlimited Tax
GO, 5.00%, 12/1/2021	110,000	112,688
GO, 5.00%, 12/1/2022	115,000	123,439
Kitsap County Public Utility District No. 1, Water System Rev., 4.00%, 12/1/2021	30,000	30,554
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax
GO, 4.00%, 12/1/2021	80,000	81,558
GO, 5.00%, 12/1/2022	35,000	37,557
Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project
Rev., 5.00%, 10/1/2021	180,000	182,918
Rev., 5.00%, 10/1/2022	25,000	26,626
Rev., 5.00%, 10/1/2023	100,000	111,128
North Thurston Public Schools
GO, 5.00%, 12/1/2021	25,000	25,611
Pierce County School District No. 3 Puyallup, Unlimited Tax
Series 2012A, GO, 4.00%, 12/1/2021	20,000	20,389
GO, 5.00%, 12/1/2021	90,000	92,199
Series 2012A, GO, 4.00%, 12/1/2022	95,000	100,521
GO, 5.00%, 12/1/2022	25,000	26,217
Pierce County School District No. 320 Sumner, Unlimited Tax
GO, 5.00%, 12/1/2021	50,000	51,222
GO, 3.00%, 12/1/2022	25,000	26,079
GO, 5.00%, 12/1/2022	25,000	26,826
Pierce County School District No. 400 Clover Park GO, 4.00%, 12/1/2021	50,000	50,973
Pierce County School District No. 403 Bethel, Unlimited Tax
GO, 4.00%, 12/1/2021	75,000	76,460
GO, 4.00%, 12/1/2022	70,000	74,090
Pierce County School District No. 83 University Place, Unlimited Tax GO, 3.00%, 12/1/2022	55,000	57,374
Pierce County, Peninsula School District No. 401, Unlimited Tax GO, 5.00%, 12/1/2021	45,000	46,100
Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	52,435
Port of Seattle, Intermediate Lien
Series 2012A, Rev., 4.00%, 8/1/2021	25,000	25,148
Series 2012A, Rev., 5.00%, 8/1/2021	275,000	277,077

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015B, Rev., 5.00%, 3/1/2022	105,000	108,766
Series 2012A, Rev., 4.00%, 8/1/2022	295,000	308,058
Series B, Rev., 5.00%, 3/1/2023	125,000	135,173
Series A, Rev., 5.00%, 4/1/2023	165,000	179,057
Series 2012A, Rev., 5.00%, 8/1/2023	25,000	26,418
Series B, Rev., 5.00%, 3/1/2025	150,000	171,904
Series 2012A, Rev., 5.00%, 8/1/2026	45,000	47,515
Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	30,000	31,753
Public Utility District No. 1 of Cowlitz County, Distribution System Rev., 5.00%, 9/1/2021	95,000	96,142
Public Utility District No. 1 of Cowlitz County, Production System Rev., 5.00%, 9/1/2021	130,000	131,547
Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	135,000	142,708
Snohomish County Public Utility District No. 1 Series 2020A, Rev., 5.00%, 12/1/2022	110,000	118,106
Snohomish County Public Utility District No. 1, Electric System
Rev., 5.00%, 12/1/2021 (b)	80,000	81,960
Rev., 5.00%, 12/1/2022	60,000	64,422
Snohomish County School District No. 2 Everett, Unlimited Tax
GO, 4.00%, 12/1/2021	25,000	25,488
GO, 5.00%, 12/1/2021	25,000	25,612
GO, 3.00%, 12/1/2022	25,000	26,083
Snohomish County School District No. 25 Marysville GO, 5.00%, 12/1/2021	25,000	25,607
Snohomish County School District No. 332 Granite Falls, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2023	50,000	55,924
South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	115,000	125,462
Southwest Suburban Sewer District Rev., 5.00%, 5/1/2022	20,000	20,875

Investments	Principal Amount($)	Value($)
Spokane and Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,819
Spokane County School District No. 81, Unlimited Tax GO, 5.00%, 12/1/2021	90,000	92,208
State of Washington Series 2020D, COP, 5.00%, 7/1/2021	90,000	90,356
State of Washington, Motor Vehicle Fuel Tax
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2021	40,000	40,000
Series R-2014B, GO, 5.00%, 7/1/2021	20,000	20,079
Series R-2020D, GO, 5.00%, 7/1/2021	175,000	175,694
Series 2012B-1, GO, 5.00%, 8/1/2021	200,000	201,615
Series 2017B, GO, 5.00%, 8/1/2021	50,000	50,404
Series R-2017B, GO, 5.00%, 8/1/2021	110,000	110,888
Series R-2017D, GO, 5.00%, 8/1/2021	95,000	95,767
Series R-2018B, GO, 5.00%, 8/1/2021	60,000	60,484
Series 2013E, GO, 5.00%, 2/1/2022	55,000	56,798
Series 2019D, GO, 5.00%, 6/1/2022	45,000	47,209
Series 2021B, GO, 5.00%, 6/1/2022	85,000	89,173
GO, 5.00%, 7/1/2022	185,000	194,835
Series B, GO, 5.00%, 7/1/2022	115,000	121,114
Series R-2012D, GO, 5.00%, 7/1/2022	25,000	26,329
Series R-2015F, GO, 5.00%, 7/1/2022	225,000	236,961
Series R-2020D, GO, 5.00%, 7/1/2022	105,000	110,582
Series 2013B-2, GO, 4.00%, 8/1/2022	25,000	26,140
Series 2018B, GO, 5.00%, 8/1/2022	40,000	42,289
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	22,021
Series R-2021A, GO, 5.00%, 6/1/2024	500,000	570,848
GO, 5.00%, 7/1/2025	250,000	263,066

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series R-2012D, GO, 5.00%, 7/1/2025	240,000	252,543
State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue
Series 2012C, GO, 5.00%, 6/1/2021	530,000	530,000
Series 2012C, GO, 5.25%, 6/1/2021	610,000	610,000
Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,982
State of Washington, Senior 520 Corridor Program
Rev., 5.00%, 9/1/2021	1,025,000	1,037,454
Series 2012F, Rev., 5.00%, 9/1/2021	100,000	101,215
Series 2012F, Rev., 5.00%, 9/1/2022	1,000,000	1,061,137
Series 2014C, Rev., 5.00%, 9/1/2022	140,000	148,559
Series 2012F, Rev., 5.00%, 9/1/2023	65,000	68,898
Series 2012F, Rev., 5.00%, 9/1/2024	710,000	752,392
State of Washington, State and Local Agency Personal Property
COP, 5.00%, 7/1/2021	50,000	50,198
Series 2013A, COP, 5.00%, 7/1/2021	25,000	25,099
Series 2014A, COP, 4.00%, 7/1/2022	50,000	52,107
Series 2013A, COP, 5.00%, 7/1/2022	165,000	173,734
Series 2014B, COP, 5.00%, 7/1/2024	50,000	57,180
State of Washington, State and Local Agency Real and Personal Property
Series 2015C, COP, 5.00%, 7/1/2021	70,000	70,277
Series 2016A, COP, 5.00%, 7/1/2021	50,000	50,197
Series 2017A, COP, 5.00%, 7/1/2021	60,000	60,237
Series 2018B, COP, 5.00%, 7/1/2021	50,000	50,198
Series 2018C, COP, 5.00%, 7/1/2021	80,000	80,316
Series 2012A, COP, 3.00%, 7/1/2022	35,000	36,097
Series 2013B, COP, 4.00%, 7/1/2022	125,000	130,267
COP, 5.00%, 7/1/2022	185,000	194,793

Investments	Principal Amount($)	Value($)
Series 2017A, COP, 5.00%, 7/1/2022	245,000	257,969
Series 2018C, COP, 5.00%, 7/1/2022	50,000	52,647
Series 2019A, COP, 5.00%, 7/1/2022	110,000	115,823
Series 2019D, COP, 5.00%, 7/1/2022	175,000	184,264
Series 2015C, COP, 5.00%, 7/1/2023	55,000	60,498
Series 2016A, COP, 5.00%, 7/1/2023	35,000	38,498
Series 2017A, COP, 5.00%, 7/1/2023	95,000	104,496
Series 2019B, COP, 5.00%, 7/1/2023	30,000	32,999
Series 2019D, COP, 5.00%, 7/1/2023	40,000	43,998
Series 2018C, COP, 5.00%, 7/1/2024	35,000	40,026
Series 2011D, COP, 4.50%, 1/1/2025	50,000	51,234
State of Washington, Various Purpose
Series R-2012C, GO, 4.00%, 7/1/2021	60,000	60,190
Series R-2015G, GO, 4.00%, 7/1/2021	85,000	85,269
Series R-2013C, GO, 5.00%, 7/1/2021	110,000	110,436
Series R-2015C, GO, 5.00%, 7/1/2021	20,000	20,079
Series R-2016A, GO, 5.00%, 7/1/2021	80,000	80,317
Series 2012A, GO, 4.00%, 8/1/2021 (b)	35,000	35,225
Series 2012A, GO, 5.00%, 8/1/2021	135,000	136,090
Series 2012A, GO, 5.00%, 8/1/2021 (b)	105,000	105,848
Series 2013A, GO, 5.00%, 8/1/2021	35,000	35,283
Series 2014A, GO, 5.00%, 8/1/2021	25,000	25,202
Series R-2017A, GO, 5.00%, 8/1/2021	145,000	146,170
Series R-2017C, GO, 5.00%, 8/1/2021	20,000	20,161
Series 2013D, GO, 5.00%, 2/1/2022	40,000	41,308
Series 2017D, GO, 5.00%, 2/1/2022	25,000	25,817

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series R-2012C, GO, 4.00%, 7/1/2022	320,000	333,556
Series R-2015G, GO, 4.00%, 7/1/2022	25,000	26,059
Series R-2013A, GO, 5.00%, 7/1/2022	25,000	26,329
Series R-2015A, GO, 5.00%, 7/1/2022	35,000	36,861
Series R-2015E, GO, 5.00%, 7/1/2022	150,000	157,974
Series R-2016B, GO, 5.00%, 7/1/2022	70,000	73,721
Series R-2020C, GO, 5.00%, 7/1/2022	30,000	31,595
Series 2013A, GO, 5.00%, 8/1/2022 (b)	25,000	26,425
Series 2014A, GO, 5.00%, 8/1/2022	35,000	37,003
Series R-2017C, GO, 5.00%, 8/1/2022	25,000	26,430
Series 2021B-R, GO, 5.00%, 1/1/2023	30,000	32,322
Series 2014D, GO, 5.00%, 2/1/2023	55,000	59,478
Series R-2015C, GO, 5.00%, 7/1/2023	55,000	60,558
Series R-2016B, GO, 5.00%, 7/1/2023	75,000	82,580
Series 2015E, GO, 5.00%, 7/1/2024	25,000	28,632
Tacoma Metropolitan Park District Series B, GO, 5.00%, 12/1/2022	40,000	42,948
Tacoma Metropolitan Park District, Unlimited Tax
GO, 4.00%, 12/1/2021	25,000	25,487
GO, 5.00%, 12/1/2021	200,000	204,887
GO, 5.00%, 12/1/2022	25,000	26,835
Thurston and Pierce Counties Community Schools, Unlimited Tax GO, 5.00%, 12/1/2024	95,000	110,140
Thurston County School District No. 111 Olympia, Unlimited Tax, Washington State School District Credit Enhancement Program GO, 5.00%, 12/1/2021	120,000	122,932
Thurston County School District No. 33 Tumwater, Unlimited Tax GO, 5.00%, 12/1/2021	35,000	35,855
Tobacco Settlement Authority Rev., 5.00%, 6/1/2024	150,000	164,524
University of Washington

Investments	Principal Amount($)	Value($)
Series 2015C, Rev., 5.00%, 12/1/2021	25,000	25,610
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	26,322
Series A, Rev., 5.00%, 12/1/2022	55,000	59,019
Vancouver Wash Housing Authority Rev., VRDO, LIQ: FHLMC, 0.05%, 6/9/2021 (c)	9,900,000	9,900,000
Washington Biomedical Research Properties
Series 2015A, Rev., 5.00%, 1/1/2022	55,000	56,572
Series 2015A, Rev., 5.00%, 1/1/2023	20,000	21,522
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II
Rev., 5.00%, 6/1/2021	30,000	30,000
Series A, Rev., 5.00%, 6/1/2022	50,000	52,450
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	190,000	205,102
Washington Health Care Facilities Authority, Multicare Health System
Series 2015A, Rev., 5.00%, 8/15/2021	55,000	55,542
Series 2017B, Rev., 5.00%, 8/15/2021	205,000	207,022
Series 2017B, Rev., 5.00%, 8/15/2022	130,000	137,586
Series B, Rev., 5.00%, 8/15/2024	95,000	109,030
Washington Health Care Facilities Authority, Peacehealth Series 2014A, Rev., 5.00%, 11/15/2022 (b)	25,000	26,721
Washington Health Care Facilities Authority, Providence Health and Services
Series 2011B, Rev., 3.50%, 10/1/2021	25,000	25,280
Series B, Rev., 5.00%, 10/1/2021 (c)	590,000	599,352
Series 2012A, Rev., 5.00%, 10/1/2022	30,000	31,947
Series 2012A, Rev., 5.00%, 10/1/2026	175,000	186,332

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Washington Health Care Facilities Authority, Seattle Children’s Hospital
Series 2010B, Rev., 5.00%, 10/1/2021	225,000	225,792
Series 2017A, Rev., 5.00%, 10/1/2022	330,000	351,323
Washington State Housing Finance Commission, SAG Portfolio Projects Rev., 2.55%, 7/1/2021 (c)	500,000	500,948
Washington State University
Rev., 5.00%, 10/1/2021 (b)	25,000	25,407
Rev., 5.00%, 4/1/2022	25,000	26,012
Rev., 5.00%, 10/1/2022	25,000	26,612

Total Washington		46,347,590

West Virginia — 0.6%
Monongalia County Building Commission, Justice Center Project Series 2014A, Rev., 4.00%, 2/1/2022	250,000	250,665
West Virginia Commissioner of Highways, Surface Transportation Improvements
Series 2017A, Rev., 5.00%, 9/1/2022	130,000	137,812
Series 2018A, Rev., 5.00%, 9/1/2022	110,000	116,611
Series 2017A, Rev., 5.00%, 9/1/2023	25,000	27,676
West Virginia Commissioner of Highways, Surface Transportation Improvements Notes Series 2017A, Rev., 5.00%, 9/1/2021	115,000	116,380
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Rev., 5.00%, 6/1/2022	1,000,000	1,046,726
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	130,892
Rev., 5.00%, 6/1/2025	155,000	162,306
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	500,000	512,400
Rev., 0.63%, 12/15/2025 (c)	100,000	99,883
West Virginia Hospital Finance Authority, Charleston Area Medical Center Series 2014A, Rev., 5.00%, 9/1/2025	115,000	130,267
West Virginia Hospital Finance Authority, United Health System

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 6/1/2021	5,670,000	5,670,000
Series 2016A, Rev., 5.00%, 6/1/2022	20,000	20,947
West Virginia Hospital Finance Authority, Valley Health System Obligation Group Rev., 5.00%, 1/1/2022	50,000	51,394
West Virginia State School Building Authority Lottery Series 2015A, Rev., 5.00%, 7/1/2022	45,000	47,362
West Virginia State School Building Authority, Lottery Capital Improvement
Series 2013A, Rev., 5.00%, 7/1/2022	30,000	31,575
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	105,260
West Virginia University, University Improvement, West Virginia University Project
Series 2011B, Rev., 4.50%, 10/1/2021 (b)	25,000	25,366
Series 2011B, Rev., 5.00%, 10/1/2021 (b)	80,000	81,303
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	50,000	53,257
Series 2019A, Rev., 5.00%, 10/1/2022	275,000	292,540
West Virginia Water Development Authority, Infrastructure and Jobs Development Council Program Rev., 5.00%, 10/1/2021	520,000	528,184
West Virginia Water Development Authority, Loan Program II
Series 2013A-II, Rev., 5.00%, 11/1/2021	30,000	30,591
Series 2016A-II, Rev., 5.00%, 11/1/2023	250,000	277,729

Total West Virginia		9,947,126

Wisconsin — 1.9%
City of Appleton
Series 2019A, GO, 3.00%, 4/1/2022	25,000	25,597
Series 2018A, GO, 5.00%, 4/1/2022	25,000	26,012
City of Appleton, Water System Rev., 4.00%, 1/1/2022	45,000	46,012
City of De Pere, Promissory Notes Series 2019A, GO, 3.00%, 9/1/2021	25,000	25,177

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Fond Du Lac, Promissory Notes Series 2020A, GO, 2.00%, 3/1/2022	50,000	50,682
City of Green Bay, Water System Rev., 3.00%, 11/1/2021	80,000	80,945
City of Janesville, Promissory Notes GO, 3.00%, 2/1/2022	35,000	35,668
City of Kaukauna, Promissory Note GO, 4.00%, 9/1/2022	100,000	100,940
City of Kenosha, Promissory Notes
Series 2017B, GO, 2.00%, 9/1/2022	50,000	51,156
Series 2018C, GO, 3.00%, 11/1/2022	50,000	52,018
City of La Crosse Series 2011-C, GO, 3.00%, 10/1/2021	100,000	100,915
City of Lake Mills, Capital Purpose Bond Series 2014B, GO, 4.00%, 9/1/2022	140,000	146,544
City of Madison, Corporate Purpose Series 2020B, GO, 2.00%, 10/1/2021	30,000	30,190
City of Madison, Promissory Notes
Series 2014A, GO, 3.00%, 10/1/2021	100,000	100,901
Series 2013-A, GO, 4.00%, 10/1/2021	30,000	30,388
Series 2013-A, GO, 4.00%, 10/1/2022	30,000	30,366
Series 2017A, GO, 4.00%, 10/1/2022	25,000	26,297
Series 2018A, GO, 4.00%, 10/1/2022	20,000	21,038
City of Madison, Sewer System Series 2018E, Rev., 4.00%, 12/1/2021	30,000	30,572
City of Madison, Water Utility
Series 2019A, Rev., 5.00%, 1/1/2022	25,000	25,703
Rev., 5.00%, 1/1/2023	50,000	53,779
Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,075,388
City of Manitowoc
Rev., 2.00%, 6/1/2022	785,000	792,176
GO, 2.00%, 2/1/2023	320,000	329,070
City of Merrill, Corporate Purpose
Series 2019A, GO, 3.00%, 10/1/2021	60,000	60,528
Series 2019A, GO, 3.00%, 10/1/2022	60,000	62,070

Investments	Principal Amount($)	Value($)
City of Milwaukee, Promissory Notes
Series 2017N4, GO, 5.00%, 4/1/2022	65,000	67,603
Series 2018N4, GO, 5.00%, 4/1/2022	85,000	88,403
Series 2020N4, GO, 5.00%, 4/1/2022	25,000	26,001
Series 2012N2, GO, 5.00%, 5/1/2022	80,000	83,524
Series N2, GO, 5.00%, 5/15/2022	25,000	26,148
Series 2013S-5, Rev., 5.00%, 6/1/2022	100,000	104,807
City of Oshkosh, Contract Tourist Development Tax Payments
Series A, GO, 0.05%, 12/1/2022	70,000	69,849
Series A, GO, 2.00%, 12/1/2023	200,000	208,003
City of Racine Series 2020B, GO, 3.00%, 6/1/2021	100,000	100,000
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2022	140,000	143,212
City of Superior, Corporate Purpose GO, 4.00%, 12/1/2021	55,000	56,073
City of Superior, Midwest Energy Resources Co. Rev., NATL-RE, 6.90%, 8/1/2021	820,000	829,171
City of Verona, Corporate Purpose Series 2019A, GO, 4.00%, 9/1/2021	135,000	136,286
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2021	20,000	20,189
Series 2020A, GO, 3.00%, 10/1/2021	110,000	111,042
Series 2015A, GO, 4.00%, 10/1/2021	75,000	75,958
Series 2021B, GO, 2.00%, 10/1/2022	130,000	133,235
Series 2019C, GO, 3.00%, 10/1/2022	20,000	20,758
City of Wauwatosa, Waterworks System Rev., 3.00%, 1/1/2022	100,000	101,669
Coleman School District GO, 4.00%, 3/1/2022	50,000	51,390
County of Dane, Corporate Purpose GO, 2.00%, 6/1/2021	125,000	125,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Kenosha
Series 2015C, GO, 4.00%, 9/1/2021	25,000	25,242
Series 2018A, GO, 4.00%, 9/1/2022	75,000	78,651
County of La Crosse, Corporate Purpose GO, 3.00%, 10/1/2021	25,000	25,241
County of Milwaukee
Series 2018E, GO, 3.00%, 8/1/2021	25,000	25,117
Series 2018A, GO, 5.00%, 8/1/2023	25,000	27,571
County of Milwaukee, Corporate Purpose
Series 2017A, GO, 2.00%, 9/1/2021	300,000	301,376
Series 2015A, GO, 2.00%, 10/1/2021	40,000	40,245
Series 2018D, GO, 3.00%, 8/1/2024	100,000	108,025
County of Taylor Series 2021A, GO, 2.00%, 10/1/2022	85,000	87,012
County of Waupaca Wi, Highway Facility Building Series 2018A, GO, 5.00%, 3/1/2023	35,000	37,926
County of Winnebago GO, 4.00%, 4/1/2022	25,000	25,791
DeForest Area School District GO, 5.00%, 4/1/2023	60,000	65,216
Denmark School District, School Improvement GO, 3.00%, 3/1/2022	60,000	61,220
Ellsworth Community School District GO, 4.00%, 4/1/2022	20,000	20,635
Fox Valley Technical College District, Promissory Notes
Series 2019A, GO, 3.00%, 12/1/2021	195,000	197,837
Series 2018A, GO, 4.00%, 12/1/2022	60,000	63,468
Grafton School District, School Building and Improvement GO, 5.00%, 4/1/2023	20,000	21,746
Green Bay Area Public School District GO, 4.00%, 4/1/2022	55,000	56,765
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2022	35,000	36,413
Holmen School District, School Improvement

Investments	Principal Amount($)	Value($)
GO, 3.00%, 4/1/2022	20,000	20,476
Kenosha Unified School District No. 1 GO, 4.00%, 4/1/2022	55,000	56,765
Marinette School District GO, 3.00%, 3/1/2022	25,000	25,508
Middleton-Cross Plains Area School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2022	40,000	41,453
Milwaukee Area Technical College District
Series 2017-2018L, GO, 3.00%, 6/1/2021	25,000	25,000
Series 2019-20-C, GO, 4.00%, 6/1/2021	50,000	50,000
Series 2018-2019C, GO, 4.00%, 6/1/2022	200,000	207,580
Milwaukee Metropolitan Sewerage District, Green Bonds GO, 4.00%, 10/1/2021	20,000	20,257
Milwaukee Redevelopment Authority, Public Schools
Rev., 4.00%, 8/1/2021	400,000	402,500
Rev., 5.00%, 11/15/2022	365,000	390,444
Rev., NATL-RE, 4.00%, 8/1/2023	400,000	430,605
Rev., 5.00%, 11/15/2023	130,000	144,399
Rev., 5.00%, 11/15/2024	125,000	143,903
Northeast Wisconsin Technical College District Series 2017B, GO, 4.00%, 4/1/2022	45,000	46,440
Northern Ozaukee School District GO, 4.00%, 3/1/2022	185,000	190,142
Oak Creek-Franklin Joint School District GO, 5.00%, 4/1/2022	40,000	41,612
Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2022	40,000	41,280
Pewaukee School District
Series 2019B, GO, 5.00%, 9/1/2021	50,000	50,600
Series 2019B, GO, 5.00%, 9/1/2023	40,000	44,205
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 5.00%, 1/1/2022	50,000	51,364

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Public Finance Authority, KU Campus Development Corp. - Central District Development Project
Rev., 5.00%, 3/1/2023	145,000	156,430
Rev., 5.00%, 3/1/2025	160,000	186,253
Public Finance Authority, KU Campus Development Corp. Project Rev., 5.00%, 3/1/2022	50,000	51,801
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2021	240,000	240,000
Series 2015A, Rev., 5.00%, 6/1/2025	145,000	170,476
Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	600,000	647,847
Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	350,761
River Falls School District, School Building and Improvement Series 2019A, GO, 3.00%, 4/1/2023	25,000	26,265
Sevastopol School District, Promissory Notes
GO, 4.00%, 3/1/2024	985,000	1,082,782
GO, 4.00%, 3/1/2025	625,000	705,158
State of Wisconsin
Series 2011-2, GO, 4.00%, 11/1/2021	100,000	101,625
Series 2, GO, 5.00%, 11/1/2021 (b)	90,000	91,836
Series 2016-1, GO, 5.00%, 11/1/2021	105,000	107,140
Series 2016-2, GO, 5.00%, 11/1/2021	30,000	30,611
Series 3, GO, 5.00%, 11/1/2021	365,000	372,440
Series 2013A, GO, 4.00%, 5/1/2022 (b)	20,000	20,716
Series 2013-1, GO, 5.00%, 5/1/2022	75,000	78,375
Series 2013A, GO, 5.00%, 5/1/2022 (b)	75,000	78,370
Series 2014B, GO, 5.00%, 5/1/2022 (b)	70,000	73,146
Series 2015C, GO, 5.00%, 5/1/2022	55,000	57,475
Series 2016B, GO, 5.00%, 5/1/2022	30,000	31,350

Investments	Principal Amount($)	Value($)
Series 2016D, GO, 5.00%, 5/1/2022	50,000	52,250
Series 2014-3, GO, 4.00%, 11/1/2022	30,000	31,661
Series 2016-2, GO, 4.00%, 11/1/2022	130,000	137,198
GO, 5.00%, 11/1/2022	270,000	288,764
Series 2014-3, GO, 5.00%, 11/1/2022 (b)	105,000	112,267
Series 2014-3, GO, 5.00%, 11/1/2022	20,000	21,390
Series 2016-1, GO, 5.00%, 11/1/2022	40,000	42,780
Series 2016-2, GO, 5.00%, 11/1/2022	50,000	53,475
Series 2013-1, GO, 5.00%, 5/1/2023	25,000	27,326
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2012-1, Rev., 4.00%, 6/1/2021 (b)	125,000	125,000
Series 2013-1, Rev., 4.00%, 6/1/2022 (b)	100,000	103,845
Series 2012-2, Rev., 5.00%, 6/1/2022 (b)	20,000	20,969
State of Wisconsin, Environmental Improvement Fund Series 2017A, Rev., 5.00%, 6/1/2022	20,000	20,986
State of Wisconsin, Master Lease
Series 2018A, COP, 5.00%, 9/1/2021	300,000	303,600
Series 2018A, COP, 3.00%, 9/1/2022	25,000	25,174
Series 2018A, COP, 3.00%, 3/1/2023	100,000	100,675
Series 2014A, COP, 5.00%, 3/1/2023	75,000	75,902
Tender Option Bond Trust Receipts/Certificates
Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.09%, 6/9/2021 (c)(f)	5,320,000	5,320,000
Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.09%, 6/9/2021 (c)(f)	2,250,000	2,250,000
University of Wisconsin, Hospitals and Clinics
Series 2013A, Rev., 4.00%, 4/1/2023 (b)	465,000	497,980

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2013A, Rev., 5.00%, 4/1/2025	450,000	488,424
Village of Ephraim, Street Improvement Series 2018A, GO, 5.00%, 3/1/2022	30,000	31,092
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	198,667
Village of Howard Rev., 4.00%, 12/1/2022	160,000	163,033
Village of Menomonee Falls, Corporate Purpose
Series B, GO, 3.50%, 2/1/2022	150,000	153,269
Series B, GO, 3.50%, 2/1/2023	155,000	163,223
Series B, GO, 3.50%, 2/1/2024	245,000	265,403
Village of Pleasant Prairie Series 2014A, GO, 5.00%, 9/1/2021	190,000	192,241
Village of Waunakee, Corporate Purpose GO, 4.00%, 6/1/2021	35,000	35,000
Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	26,209
Wauwatosa School District, School Building and Improvement Series 2019B, GO, 5.00%, 9/1/2022	90,000	95,491
West Salem School District GO, 1.25%, 4/1/2022	200,000	200,154
Western Technical College District Series 2017B, GO, 3.00%, 4/1/2022	50,000	51,185
Whitnall School District, Promissory Notes GO, 4.00%, 3/1/2022	25,000	25,720
Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	50,000	49,530
Wisconsin Department of Transportation
Series 2013-1, Rev., 4.00%, 7/1/2021	80,000	80,254
Series 2012-2, Rev., 5.00%, 7/1/2021	125,000	125,498
Series 2013-1, Rev., 5.00%, 7/1/2021	40,000	40,159

Investments	Principal Amount($)	Value($)
Series 2014-2, Rev., 5.00%, 7/1/2021	25,000	25,100
Series 2015-1, Rev., 5.00%, 7/1/2021	140,000	140,558
Series 2017-1, Rev., 5.00%, 7/1/2021	40,000	40,159
Series 2019A, Rev., 5.00%, 7/1/2021	55,000	55,219
Series 2014-1, Rev., 4.50%, 7/1/2022 (b)	25,000	26,188
Series 2012-1, Rev., 5.00%, 7/1/2022	225,000	237,012
Series 2012-2, Rev., 5.00%, 7/1/2022 (b)	35,000	36,852
Series 2012-2, Rev., 5.00%, 7/1/2022	30,000	31,601
Series 2014-1, Rev., 5.00%, 7/1/2022 (b)	35,000	36,852
Series 2014-2, Rev., 5.00%, 7/1/2022	25,000	26,335
Series 2017-1, Rev., 5.00%, 7/1/2022	260,000	273,880
Series 2014-2, Rev., 5.00%, 7/1/2023	20,000	22,003
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 1/26/2022 (c)	305,000	314,168
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	390,000	419,423
Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,075,000	1,206,014
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2023	300,000	329,458
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group
Series 2013A, Rev., 5.00%, 11/15/2021 (b)	195,000	199,306
Series 2013A, Rev., 4.50%, 11/15/2023 (b)	175,000	193,448
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	289,951

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2021	245,000	247,386
Series 2015A, Rev., 5.00%, 8/15/2021	200,000	201,947
Rev., 5.00%, 8/15/2023	100,000	110,084
Rev., 5.00%, 8/15/2024	100,000	113,908
Rev., 5.00%, 8/15/2025	100,000	117,633
Wisconsin Health and Educational Facilities Authority, Aurora Health Care Incorporated
Series 2012A, Rev., AGM, 5.00%, 7/15/2021 (b)	100,000	100,588
Series 2012A, Rev., 5.00%, 7/15/2021 (b)	100,000	100,589
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group
Series 2012B, Rev., 5.00%, 8/15/2021	95,000	95,925
Rev., 5.00%, 11/15/2021	165,000	168,588
Rev., 5.00%, 11/15/2022	170,000	181,799
Rev., 5.00%, 11/15/2025	355,000	406,322
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2022	50,000	52,362
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc., Obligated Group Series 2012A, Rev., 5.00%, 8/15/2021 (b)	25,000	25,247
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2023	120,000	134,100
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2021	770,000	788,503
Series 2014A, Rev., 5.00%, 12/1/2024	135,000	156,009
Series 2014A, Rev., 5.00%, 12/1/2025	205,000	236,752
Wisconsin Housing and Economic Development Authority Series 2019A, Rev., 1.55%, 11/1/2021 (c)	100,000	100,098
WPPI Energy Power Supply System
Series 2013A, Rev., 5.00%, 7/1/2021	75,000	75,279
Series 2013A, Rev., 5.00%, 7/1/2024	300,000	330,119
Series 2018A, Rev., 5.00%, 7/1/2024	90,000	102,032

Investments	Principal Amount($)	Value($)
Wrightstown Community School District GO, 5.00%, 3/1/2022	25,000	25,901

Total Wisconsin		34,149,832

Wyoming — 0.0% (g)
University of Wyoming, Facilities Improvement
Series 2011B, Rev., 3.50%, 7/1/2021	45,000	45,124
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	78,670
Series 2012B, Rev., 5.00%, 6/1/2022 (b)	25,000	26,223
Wyoming State Loan and Investment Board, Capital Facilities
Series 2012A, Rev., 4.00%, 10/1/2022	25,000	26,280
Series 2012A, Rev., 5.00%, 10/1/2023	30,000	31,909

Total Wyoming		208,206

TOTAL MUNICIPAL BONDS (Cost $1,671,084,831)		1,675,006,714

	Shares
SHORT-TERM INVESTMENTS — 8.3%
INVESTMENT COMPANIES — 8.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h)(i) (Cost $146,240,176)	146,173,026	146,246,113

Total Investments — 102.7% (Cost $1,817,325,007)		1,821,252,827
Liabilities in Excess of Other Assets — (2.7)%		(47,404,524)

Net Assets — 100.0%		1,773,848,303

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation
CCRC	Congregate Care Retirement Center
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,675,006,714	$—	$1,675,006,714
Short-Term Investments
Investment Companies	146,246,113	—	—	146,246,113

Total Investments in Securities	$146,246,113	$1,675,006,714	$—	$1,821,252,827

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a)(b)	$139,089,852	$506,115,126	$498,957,399	$(17,965)	$16,499	$146,246,113	146,173,026	$8,815	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.